     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999


                                                       REGISTRATION NO. 33-00628
                                                                        811-4424
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                           [X]
      POST-EFFECTIVE AMENDMENT NO. 27                            [X]

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                   [X]
      AMENDMENT NO. 29                                           [X]


                        VAN KAMPEN LIFE INVESTMENT TRUST
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)
      1 PARKVIEW PLAZA, PO BOX 5555, OAKBROOK TERRACE, ILLINOIS 60181-5555
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)
                                 (630) 684-6000
               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE


                              A. THOMAS SMITH III


            EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY

                          VAN KAMPEN INVESTMENTS INC.
                                1 PARKVIEW PLAZA
                                  PO BOX 5555
                     OAKBROOK TERRACE, ILLINOIS 60181-5555
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                                   COPIES TO:

                             WAYNE W. WHALEN, ESQ.
                              THOMAS A. HALE, ESQ.
                SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
                             333 WEST WACKER DRIVE
                            CHICAGO, ILLINOIS 60606
                                 (312) 407-0700

                             ---------------------

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.

It is proposed that this filing will become effective:

     [X]  immediately upon filing pursuant to paragraph (b)

     [ ]  on (date) pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) 1999 pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Title of Securities Being Registered: Shares of Beneficial Interest, par value
                                $0.01 per share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  VAN  KAMPEN
                            LIFE  INVESTMENT  TRUST

ASSET ALLOCATION PORTFOLIO
COMSTOCK PORTFOLIO
DOMESTIC INCOME PORTFOLIO
EMERGING GROWTH PORTFOLIO
ENTERPRISE PORTFOLIO
GLOBAL EQUITY PORTFOLIO
GOVERNMENT PORTFOLIO
GROWTH AND INCOME PORTFOLIO
MONEY MARKET PORTFOLIO
MORGAN STANLEY REAL ESTATE    SECURITIES PORTFOLIO
STRATEGIC STOCK PORTFOLIO
Shares of the Portfolios have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any state regulators, and neither the SEC nor any state regulator has passed upon the accuracy or adequacy of this prospectus. It is a criminal offense to suggest otherwise.


                    This prospectus is dated APRIL 30, 1999.



                            [VAN KAMPEN FUNDS LOGO]

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus, in connection with the offer contained in this prospectus and, if given or made, such other information or representation must not be relied upon as having been authorized by the Portfolios, the Portfolios' investment adviser or the Portfolios' distributor. This prospectus does not constitute an offer by the Portfolios or by the Portfolios' distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Portfolios to make such an offer in such jurisdiction.

                               TABLE OF CONTENTS


Risk/Return Summaries:
  Asset Allocation Portfolio......................   3
  Comstock Portfolio..............................   5
  Domestic Income Portfolio.......................   7
  Emerging Growth Portfolio.......................  10
  Enterprise Portfolio............................  13
  Global Equity Portfolio.........................  15
  Government Portfolio............................  17
  Growth and Income Portfolio.....................  20
  Money Market Portfolio..........................  23
  Morgan Stanley Real Estate Securities
     Portfolio....................................  25
  Strategic Stock Portfolio.......................  28
Life Investment Trust General Information.........  30
Investment Objectives and Policies:
  Asset Allocation Portfolio......................  30
  Comstock Portfolio..............................  32
  Domestic Income Portfolio.......................  33
  Emerging Growth Portfolio.......................  37
  Enterprise Portfolio............................  38
  Global Equity Portfolio.........................  39
  Government Portfolio............................  43
  Growth and Income Portfolio.....................  47
  Money Market Portfolio..........................  48
  Morgan Stanley Real Estate Securities
     Portfolio....................................  49
  Strategic Stock Portfolio.......................  51
Investment Practices..............................  54
Investment Advisory Services......................  58
Purchase of Shares................................  62
Redemption of Shares..............................  63
Dividends, Distributions and Taxes................  63
Financial Highlights..............................  66
Appendix A -- Description of Securities Ratings... A-1

                           ASSET ALLOCATION PORTFOLIO
                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE


The Asset Allocation Portfolio is a mutual fund with an investment objective to seek high total investment return consistent with prudent investment risk through a fully managed investment policy utilizing equity securities as well as investment grade intermediate- and long-term debt securities and money market securities. Total investment return consists of current income (including dividends, interest and discount accruals) and capital appreciation or depreciation. There can be no assurance that the Portfolio will achieve its investment objective.


                             INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio's management seeks to achieve the investment objective by investing in a portfolio of equity securities, investment grade intermediate- and long-term debt securities, including preferred stocks, convertible preferred stocks and convertible debt securities, and money market securities. The composition of the Portfolio will vary from time to time to reflect the investment adviser's views on economic and market trends and the anticipated relative total investment return available from a particular type of security. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may invest in certain derivatives, such as options and futures, which may subject the Portfolio to additional risks.


                                INVESTMENT RISKS


An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio.



MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The prices of the Portfolio's equity securities may or may not fluctuate in tandem with overall changes in the stock markets. The prices of debt securities tend to fall as interest rates rise, and such declines may be greater among securities with longer maturities. The prices of convertible securities are affected by changes similar to those of debt and equity securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying common stock.



CREDIT RISK. Credit risk refers to an issuer's ability to make timely payments of interest and principal. Because the Portfolio generally invests in investment grade-quality debt securities, it is subject to a lower level of credit risk than a portfolio investing more in lower-grade quality securities.


FOREIGN RISKS. Because the Portfolio may own securities from foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.


RISKS OF USING DERIVATIVE INVESTMENTS. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options and futures are examples of derivatives. Such transactions involve risks different from the direct investment in underlying securities such as imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; risks that the transactions may not be liquid; and manager risk.


MANAGER RISK. As with any managed fund, the Portfolio's management may not be successful in selecting the best-performing securities and the Portfolio's performance may lag behind that of similar funds.

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                INVESTOR PROFILE

In light of its objective and investment strategies, the Portfolio may be appropriate for investors who:

- Seek high total investment return over the long term.


- Can withstand volatility in the value of their shares in the Portfolio.


- Wish to add to their personal investment holdings a portfolio that invests in a varying mix of equity, debt securities and money market securities seeking high total investment return.

An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment, and the Portfolio should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE


One way to measure the risks of investing in the Portfolio is to look at how its performance varies from year to year. The following chart shows the annual returns of the Portfolio over the past ten calendar years prior to the date of this prospectus. Sales charges or other expenses at the contract level are not reflected in this chart. If sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that the past performance of the Portfolio is not indicative of its future performance.

                                    [GRAPH]

                                                                             ANNUAL RETURN
                                                                             -------------
'1989'                                                                           17.82
'1990'                                                                            1.89
'1991'                                                                           27.05
'1992'                                                                            7.29
'1993'                                                                            7.70
'1994'                                                                           -3.66
'1995'                                                                           31.36
'1996'                                                                           13.87
'1997'                                                                           21.81
'1998'                                                                           15.67

During the ten-year period shown in the bar chart, the highest quarterly return was 11.04% (for the quarter ended December 31, 1998) and the lowest quarterly return was -7.45% (for the quarter ended September 30, 1990).


                            COMPARATIVE PERFORMANCE



This table shows how the Portfolio's performance compares with the Standard & Poor's 500-Stock Index, a broad-based market index that the Portfolio's management believes is an applicable benchmark for the Portfolio, and with the Lipper Flexible Portfolio Fund Index, an index of funds with similar investment objectives. The performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. Average annual total returns are shown for the periods ended December 31, 1998 (the most recently completed calendar year prior to the date of this prospectus). Remember that the past performance of the Portfolio is not indicative of its future performance.



     Average Annual
      Total Returns
         for the
      Periods Ended     Past     Past      Past 10
    December 31, 1998  1 Year   5 Years     Years
-------------------------------------------------------
    Van Kampen Asset
    Allocation
    Portfolio          15.67%   15.22%     13.60%
 .......................................................
    Standard & Poor's
    500-Stock Index    28.58%   24.06%     19.21%
 .......................................................
    Lipper Flexible
    Portfolio Fund
    Index              16.52%   13.59%     12.96%
 .......................................................

                               COMSTOCK PORTFOLIO
                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE


The Comstock Portfolio is a mutual fund with an investment objective to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. There can be no assurance that the Portfolio will achieve its investment objective.


                             INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio's management seeks to achieve the investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Portfolio emphasizes a "value" style of investing seeking well-established, undervalued companies believed to possess the potential for capital growth and income. The Portfolio may invest up to 15% of its total assets in securities of foreign issuers. The Portfolio may invest in certain derivatives, such as options and futures, which may subject the Portfolio to additional risks.


                                INVESTMENT RISKS


Investors who seek only long-term capital growth should be aware that the Portfolio also seeks to generate income and that capital growth is only a part of the Portfolio's overall investment objective. Similarly, investors who seek a more assured level of current income should be aware that the Portfolio's income will fluctuate and that seeking income is only a part of the Portfolio's overall investment objective.



An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio.



MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risks that the valuations never improve or that the returns on "value" equity securities are less than the returns on other styles of investing or the overall stock markets. During an overall stock market decline, stock prices of small- or medium-sized companies (in which the Portfolio may invest) often fluctuate more than prices of larger companies. The ability of the Portfolio's investment holdings to generate income depends on the earnings and the continuing declaration of dividends by the issuers of such securities.


FOREIGN RISKS. Because the Portfolio may own securities from foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.


RISKS OF USING DERIVATIVE INVESTMENTS. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options and futures are examples of derivatives. Such transactions involve risks different from the direct investment in underlying securities such as imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; risks that the transactions may not be liquid; and manager risk.


MANAGER RISK. As with any managed fund, the Portfolio's management may not be successful in selecting the best-performing securities and the Portfolio's performance may lag behind that of similar funds.

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                INVESTOR PROFILE

In light of its objective and investment strategies, the Portfolio may be appropriate for investors who:

- Seek capital growth and income over the long term.

- Can withstand volatility in the value of their shares of the Portfolio.



- Wish to add to their personal investment holdings a portfolio that emphasize a "value" style of investing in equity securities.


An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment, and the Portfolio should not be used as a trading vehicle.


The Comstock Portfolio had not commenced investment operations as of the date of this prospectus. Accordingly, the Portfolio had no historical annual performance or comparative performance to provide to investors.

                                DOMESTIC INCOME
                                   PORTFOLIO
                              RISK/RETURN SUMMARY

                             INVESTMENT OBJECTIVES

The Domestic Income Portfolio is a mutual fund with a primary investment objective to seek current income. When consistent with the primary investment objective, capital appreciation is a secondary investment objective. There can be no assurance that the Portfolio will achieve its investment objectives.

                             INVESTMENT STRATEGIES


The Portfolio's management seeks to achieve the investment objectives by investing primarily in a diversified portfolio of income securities, including convertible and non-convertible debt securities and preferred stocks. Under normal market conditions, the Portfolio invests at least 80% of its total assets in income securities rated at the time of purchase B or higher by Standard & Poor's ("S&P") or rated B or higher by Moody's Investors Service, Inc. ("Moody's") or unrated securities judged by the Portfolio's investment adviser to be of comparable quality at the time of purchase. Securities rated BB or below by S&P or rated Ba or below by Moody's or unrated securities of comparable quality are commonly referred to as "junk bonds" and involve special risks as compared to investments in higher-grade securities (see sidebar for an explanation of quality ratings). The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis.


                               UNDERSTANDING
                              QUALITY RATINGS

Security ratings are based on the issuer's ability to pay interest and repay the principal. Securities with ratings above the line are considered "investment grade," while those with ratings below the line are regarded as "noninvestment grade," or "junk bonds." A detailed explanation of these ratings can be found in the appendix to this prospectus.

         S&P       Moody's    Meaning
------------------------------------------------------
         AAA       Aaa        Highest quality
 ......................................................
          AA       Aa         High quality
 ......................................................
           A       A          Above-average quality
 ......................................................
         BBB       Baa        Average quality
------------------------------------------------------
          BB       Ba         Below-average quality
 ......................................................
           B       B          Marginal quality
 ......................................................
         CCC       Caa        Poor quality
 ......................................................
          CC       Ca         Highly speculative
 ......................................................
           C       C          Lowest quality
 ......................................................
           D       --         In default
 ......................................................

                                INVESTMENT RISKS


With its holdings of medium- and lower-grade securities, the Portfolio has greater risks than a portfolio owning only higher-grade securities.



An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio.



MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. The prices of income securities tend to fall as interest rates rise and such declines tend to be greater among securities with longer durations. Although the Portfolio has no policy limiting the maturities of its investments, the Portfolio's investment adviser seeks to maintain the dollar-weighted average duration of the Portfolio between four to six years. This means the Portfolio generally will be subject to greater market risk than a portfolio that owns only shorter term securities but lesser market risk than a portfolio that owns only longer term securities. Lower-grade securities, especially those with longer durations or that do not make regular interest payments, may fluctuate more in price in response to negative issuer or general economic news than higher-grade securities. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement. This may adversely affect the prices or yields of the securities being purchased, as well as any portfolio securities held for payment of such commitments. The greater the Portfolio's outstanding commitments for these securities, the greater the Portfolio's exposure to market price fluctuation.


CREDIT RISK. Credit risk refers to an issuer's ability to make timely payments of interest and principal. Because the Portfolio may invest in securities with below investment grade credit quality, the Portfolio is subject to a higher level of credit risk than a portfolio that buys only investment grade securities. The credit quality of "noninvestment grade" securities is considered speculative by recognized rating agencies with respect to the issuer's continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and a higher incidence of default than investments in higher-grade securities. The Portfolio may incur higher expenditures to protect the Portfolio's interest in such securities. The credit risks and market prices of lower-grade securities are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than higher-grade securities.


INCOME RISK. The income you receive from the Portfolio is based primarily on interest rates, which can vary widely over the short and long term. If interest rates drop, your income from the Portfolio may drop as well.

CALL RISK. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or "call" their securities before their maturity dates. In this event, the proceeds from the called securities would be reinvested by the Portfolio in securities with the new, lower interest rates, resulting in a possible decline in the Portfolio's income and distributions to shareholders.

FOREIGN RISKS. Because the Portfolio may own securities from foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

MANAGER RISK. As with any managed fund, the Portfolio's management may not be successful in selecting the best-performing securities and the Portfolio's performance may lag behind that of similar funds.

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                INVESTOR PROFILE

In light of its objectives and investment strategies, the Portfolio may be appropriate for investors who:

- Seek current income and capital appreciation over the long term.


- Are willing to take on the increased risks of medium- and lower-grade securities in exchange for potentially higher income.



- Wish to add to their personal investment holdings a portfolio that invests primarily in income securities, including medium- and lower-grade income securities.


An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment, and the Portfolio should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE


One way to measure the risks of investing in the Portfolio is to look at how its performance varies from year to year. The following chart shows the annual returns of the Portfolio over the past ten calendar years prior to the date of this prospectus. Sales charges or other expenses at the contract level are not reflected in this chart. If sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that the past performance of the Portfolio is not indicative of its future performance.


                                    [GRAPH]

                                                                             ANNUAL RETURN
                                                                             -------------
'1989'                                                                           -5.44
'1990'                                                                           -7.23
'1991'                                                                           21.23
'1992'                                                                           12.50
'1993'                                                                           16.32
'1994'                                                                           -4.33
'1995'                                                                           21.37
'1996'                                                                            6.68
'1997'                                                                           11.90
'1998'                                                                            6.34

During the ten-year period shown in the bar chart, the highest quarterly return was 7.16% (for the quarter ended June 30, 1995) and the lowest quarterly return was -8.33% (for the quarter ended December 31, 1989).


                            COMPARATIVE PERFORMANCE



This table shows how the Portfolio's performance compares with the Lehman Brothers Index of BBB Corporate Bonds, a broad-based market index that the Portfolio's management believes is an applicable benchmark for the Portfolio. The performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. Average annual total returns are shown for the periods ended December 31, 1998 (the most recently completed calendar year prior to the date of this prospectus). Remember that the past performance of the Portfolio is not indicative of its future performance.



     Average Annual
      Total Returns
         for the
      Periods Ended     Past     Past      Past 10
    December 31, 1998  1 Year   5 Years     Years
-------------------------------------------------------
    Van Kampen
    Domestic Income
    Portfolio          6.34%     8.07%      7.45%
 .......................................................
    Lehman Brothers
    Index of BBB
    Corporate Bonds    6.85%     7.96%      9.97%
 .......................................................

                                EMERGING GROWTH
                                   PORTFOLIO
                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE


The Emerging Growth Portfolio is a mutual fund with an investment objective to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small- and medium-sized companies considered by the Portfolio's investment adviser to be emerging growth companies. There can be no assurance that the Portfolio will achieve its investment objective.


                             INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio's management seeks to achieve the investment objective by investing at least 65% of the Portfolio's total assets in a portfolio of common stocks of small- and medium-sized emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Portfolio's management believes are in the early stages of their life cycles and have the potential to become major enterprises. Investing in such companies involves risks not ordinarily associated with investments in larger, more established companies. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. The Portfolio may invest in certain derivatives, such as options and futures, which may subject the Portfolio to additional risks.


                                INVESTMENT RISKS


With its investments in common stocks of smaller-and medium-sized, less established companies, the Portfolio has greater risks than a portfolio that invests only in larger-sized, more seasoned companies.



An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio.



MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. During an overall market decline, stock prices of small- and medium-sized companies (such as those in which the Portfolio invests) often fluctuate more and often fall more than the prices of larger sized company stocks. It is possible that the stocks of small- and medium-sized companies will be more volatile and underperform the overall stock market. Historically, smaller- and medium-sized company stocks have sometimes gone through extended periods when they did not perform as well as larger company stocks.



RISKS OF EMERGING GROWTH COMPANIES. Companies that the Portfolio's management believe are emerging growth companies are often companies with limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of emerging growth companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.


FOREIGN RISKS. Because the Portfolio may own securities from foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.


RISKS OF USING DERIVATIVE INVESTMENTS. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options and futures are examples of derivatives. Such transactions involve risks different from the direct investment in underlying securities such as imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; risks that the transactions may not be liquid; and manager risk.


MANAGER RISK. As with any managed fund, the Portfolio's management may not be successful in selecting the best-performing securities and the Portfolio's performance may lag behind that of similar funds.

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                INVESTOR PROFILE

In light of its objective and investment strategies, the Portfolio may be appropriate for investors who:

- Seek capital appreciation over the long term.


- Are willing to take on the increased risks of investing in smaller- and medium-sized, less established companies in exchange for potentially higher capital appreciation.



- Can withstand substantial volatility in the value of their shares of the Portfolio.



- Wish to add to their personal holdings a portfolio that invests primarily in common stocks of small-and medium-sized emerging growth companies.



Investors should carefully consider the additional risks associated with investments in smaller- and medium-sized, less established companies. An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment and the Portfolio should not be used as a trading vehicle.


                               ANNUAL PERFORMANCE


One way to measure the risks of investing in the Portfolio is to look at how its performance varies from year to year. The following chart shows the annual returns of the Portfolio over the past three calendar years prior to the date of this prospectus. Sales charges or other expenses at the contract level are not reflected in this chart. If sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that the past performance of the Portfolio is not indicative of its future performance.


                                    [GRAPH]

                                                                             ANNUAL RETURN
                                                                             -------------
'1996'                                                                           16.65
'1997'                                                                           20.42
'1998'                                                                           37.56


The Portfolio commenced investment operations on July 3, 1995. The return from July 3, 1995 to December 31, 1995 was 17.20%.



During the three-year period shown in the bar chart, the highest quarterly return was 28.01% (for the quarter ended December 31, 1998) and the lowest quarterly return was -12.05% (for the quarter ended September 30, 1998).

                            COMPARATIVE PERFORMANCE



This table shows how the Portfolio's performance compares with two broad-based market indices that the Portfolio's management believes are applicable benchmarks for the portfolio: the Russell 2000 Stock Index and the Standard & Poor's Midcap 400 Index. The performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. Average annual total returns are shown for the periods ended December 31, 1998 (the most recently completed calendar year prior to the date of this prospectus). Remember that the past performance of the Portfolio is not indicative of its future performance.



     Average Annual
      Total Returns
         for the
      Periods Ended     Past      Since
    December 31, 1998  1 Year   Inception
---------------------------------------------
    Van Kampen
    Emerging Growth
    Portfolio          37.56%      26.31%(1)
 .............................................
    Russel 2000
    Stock Index        -2.55%      13.54%(2)
 .............................................
    Standard & Poor's
    Midcap 400 Index   19.11%      23.00%(3)
 .............................................



Inception dates: (1) 7/3/95, (2) 6/30/95, (3) 7/6/95.

                              ENTERPRISE PORTFOLIO
                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

The Enterprise Portfolio is a mutual fund with an investment objective to seek capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation. There can be no assurance that the Portfolio will achieve its investment objective.

                             INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio's management seeks to achieve the investment objective by investing primarily in common stocks of "growth" companies focusing on those securities believed to offer a combination of strong business fundamentals at an attractive valuation. The Portfolio may invest up to 10% of its total assets in securities of foreign issuers. The Portfolio may invest in certain derivatives, such as options and futures, which may subject the Portfolio to additional risks.


                                INVESTMENT RISKS


An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio.



MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in common stocks generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The Portfolio emphasizes a "growth" style of investing. The market values of "growth" common stocks may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. During an overall stock market decline, stock prices of small- or medium-sized companies (in which the Portfolio may invest) often fluctuate more than prices of larger companies.


FOREIGN RISKS. Because the Portfolio may own securities from foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.


RISKS OF USING DERIVATIVE INVESTMENTS. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options and futures are examples of derivatives. Such transactions involve risks different from the direct investment in underlying securities such as imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; risks that the transactions may not be liquid; and manager risk.


MANAGER RISK. As with any managed fund, the Portfolio's management may not be successful in selecting the best-performing securities and the Portfolio's performance may lag behind that of similar funds.

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                INVESTOR PROFILE

In light of its objective and investment strategies, the Portfolio may be appropriate for investors who:

- Seek capital appreciation over the long term.


- Do not seek current income from their investment.



- Can withstand substantial volatility in the value of their shares of the Portfolio.



- Wish to add to their personal investment holdings a portfolio that emphasizes a "growth" style of investing in common stocks.


An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment, and the Portfolio should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE


One way to measure the risks of investing in the Portfolio is to look at how its performance varies from year to year. The following chart shows the annual returns of the Portfolio over the past ten calendar years prior to the date of this prospectus. Sales charges or other expenses at the contract level are not reflected in this chart. If sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that the past performance of the Portfolio is not indicative of its future performance.


                                                                             ANNUAL RETURN
                                                                             -------------
'1989'                                                                           34.23
'1990'                                                                           -6.84
'1991'                                                                           36.41
'1992'                                                                            7.48
'1993'                                                                            8.98
'1994'                                                                           -3.39
'1995'                                                                           36.98
'1996'                                                                           25.80
'1997'                                                                           30.66
'1998'                                                                           25.00

During the ten-year period shown in the bar chart, the highest quarterly return was 24.94% (for the quarter ended December 31, 1998) and the lowest quarterly return was -16.52% (for the quarter ended September 30, 1990).


                            COMPARATIVE PERFORMANCE



This table shows how the Portfolio's performance compares with the Standard & Poor's 500-Stock Index, a broad-based market index that the Portfolio's management believes is an applicable benchmark for the Portfolio. The performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. Average annual total returns are shown for the periods ended December 31, 1998 (the most recently completed calendar year prior to the date of this prospectus). Remember that the past performance of the Portfolio is not indicative of its future performance.



     Average Annual
      Total Returns
         for the
      Periods Ended     Past     Past      Past 10
    December 31, 1998  1 Year   5 Years     Years
-------------------------------------------------------
    Van Kampen
    Enterprise
    Portfolio          25.00%   21.95%     18.35%
 .......................................................
    Standard & Poor's
    500-Stock Index    28.58%   24.06%     19.21%
 .......................................................

                                 GLOBAL EQUITY
                                   PORTFOLIO
                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

The Global Equity Portfolio is a mutual fund with an investment objective to seek long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States. There can be no assurance that the Portfolio will achieve its investment objective.

                             INVESTMENT STRATEGIES


The Portfolio's management seeks to achieve the investment objective by investing in an internationally diversified portfolio of equity securities, including common stocks, preferred stocks and warrants or options to acquire such securities. The Fund's management uses a "top-down" investment management approach that emphasizes country selection and weighting rather than individual security selection. Within a particular country, the Portfolio selects securities of issuers that would replicate a broad market index for that country. The Portfolio may invest in any country, including developed or undeveloped countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers of at least three countries (including the United States). Investments in securities of foreign issuers include certain risks not typically associated with investments in U.S. securities. The Portfolio may invest in certain derivatives, such as options and futures, which may subject the Portfolio to additional risks.


                                INVESTMENT RISKS


An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio.



MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Foreign markets may, but often do not, move in tandem with changes in U.S. markets, and foreign markets may have more price volatility than U.S. markets. During an overall stock market decline, stock prices of small- and medium-sized companies (in which the Portfolio may invest) often fluctuate more than prices of larger companies.



FOREIGN RISKS. Because the Portfolio will own securities from foreign issuers, it will be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. The risks of investing in developing or emerging markets (in which the Portfolio may invest) are greater than the risks generally associated with foreign investments including greater political uncertainties, an economy's dependence on international development assistance, currency transfer restrictions, and greater delays and disruptions in settlement transactions.



RISKS OF USING DERIVATIVE INVESTMENTS. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options and futures are examples of derivatives. Such transactions involve risks different from the direct investment in underlying securities such as imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; risks that the transactions may not be liquid; and manager risk.


MANAGER RISK. As with any managed fund, the Portfolio's management may not be successful in selecting the best-performing securities and the Portfolio's performance may lag behind that of similar funds.

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                INVESTOR PROFILE

In light of its objective and investment strategies, the Fund may be appropriate for investors who:

- Seek long-term growth of capital.

- Are willing to take on the increased risks associated with investing in foreign securities.


- Can withstand volatility in the value of their shares in the Portfolio.


- Wish to add to their personal investment holdings a portfolio that invests in an international portfolio of equity securities.

An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment, and the Portfolio should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE


One way to measure the risks of investing in the Portfolio is to look at how its performance varies from year to year. The following chart shows the annual returns of the Portfolio over the past three calendar years prior to the date of this prospectus. Sales charges or other expenses at the contract level are not reflected in this chart. If sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that the past performance of the Portfolio is not indicative of its future performance.


                                                                             ANNUAL RETURN
                                                                             -------------
'1996'                                                                           16.72
'1997'                                                                           15.85
'1998'                                                                           21.61





The Portfolio commenced investment operations on July 3, 1995. The return from July 3, 1995 to December 31, 1995 was 3.00%.



During the three-year period shown in the bar chart, the highest quarterly return was 16.90% (for the quarter ended December 31, 1998) and the lowest quarterly return was -11.02% (for the quarter ended September 30, 1998).



                            COMPARATIVE PERFORMANCE



This table shows how the Portfolio's performance compares with the Morgan Stanley Capital International World Index + Dividends (the "MSCI World Index + Dividends"), a broad-based market index that the Portfolio's management believes is an applicable benchmark for the Portfolio. The performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. Average annual total returns are shown for the periods ended December 31, 1998 (the most recently completed calendar year prior to the date of this prospectus). Remember that the past performance of the Portfolio is not indicative of its future performance.



      Average Annual
    Total Returns for
    the Periods Ended    Past      Since
    December 31, 1998   1 Year   Inception
----------------------------------------------
    Van Kampen Global
    Equity Portfolio    21.61%    16.30%(1)
 ..............................................
    MSCI World Index +
    Dividends           24.80%     16.98(2)
 ..............................................



Inception dates: (1) 7/3/95, (2) 6/30/95.

                              GOVERNMENT PORTFOLIO
                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE


The Government Portfolio is a mutual fund with an investment objective to seek to provide investors with high current return consistent with preservation of capital. There can be no assurance that the Portfolio will achieve its investment objective.


                             INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio's management seeks to achieve the investment objective by investing at least 80% of the Portfolio's total assets in debt securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, including mortgage-related securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Under normal market conditions, the Portfolio may invest up to 20% of its total assets in government-related securities, including privately issued mortgage-related and mortgage-backed securities not directly issued or guaranteed by instrumentalities of the U.S. government, privately issued certificates representing "stripped" U.S. government or mortgage-related securities and repurchase agreements fully collateralized by U.S. government securities. The Portfolio may invest in certain derivatives, such as options, futures and options on futures, and interest rate swaps or other interest rate-related transactions, which may subject the Portfolio to additional risks. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis.


                                INVESTMENT RISKS


An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio.



MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. The value of debt securities tend to fall as interest rates rise and such declines tend to be greater among debt securities with longer maturities or longer durations. Although the Portfolio has no policy limiting the maturities of its investments, the Portfolio's management seeks to moderate market risk by normally maintaining a portfolio duration of four to six years. This means that the Portfolio will be subject to greater market risk than a portfolio investing solely in shorter-term securities but lesser market risk than a portfolio investing solely in longer-term securities (see sidebar for an explanation of maturities and durations). The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities markets. These securities, while backed by the U.S. government, are not guaranteed against declines in their market prices.



The prices of mortgage-related securities, like traditional debt securities, tend to fall as interest rates rise. Mortgage-related securities may be more susceptible to further price declines than traditional debt securities in periods of rising interest rates because of extension risk (described below). Additionally, mortgage-related securities may benefit less than traditional debt securities during periods of declining interest rates because of prepayment risk (described below).



Market risk is often greater among certain types of debt securities, such as zero-coupon securities or mortgage-related stripped securities, which do not make regular or periodic interest payments. As interest rates change, these securities often fluctuate more in price than securities that make current interest payments. Therefore, the Portfolio may be subject to greater market risk than a portfolio that does not own these types of securities.



Investments in when-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement. This may adversely affect the prices or yields of the securities being purchased, as well as any portfolio securities held for payment of such commitments. The greater the Portfolio's outstanding commitments for these securities, the greater the Portfolio's exposure to market price fluctuation.

                                   UNDERSTANDING
                                     MATURITIES

    A debt security can be categorized according to its maturity, which is the length of time before the issuer must repay the principal.

                 Term         Maturity Level
--------------------------------------------------
            1-3 years         Short
 ..................................................
           4-10 years         Intermediate
 ..................................................
   More than 10 years         Long
 ..................................................

                                 UNDERSTANDING
                                    DURATION

    Duration provides an alternative approach to assessing a security's market risk. Duration measures the expected life of a security by incorporating the security's yield, coupon interest payments, final maturity and call features into one measure. While maturity focuses only on the final principal repayment date of a security, duration looks at the timing and present value of all of a security's principal, interest or other payments. Typically, a debt security with interest payments due prior to maturity has a duration less than maturity. A zero-coupon bond, which does not make interest payments prior to maturity, would have the same duration and maturity.

CREDIT RISK. Credit risk refers to an issuer's ability to make timely payments of interest and principal. Credit risk should be low for the Portfolio because it invests substantially all of its assets in U.S. government securities.


INCOME RISK. The income you receive from the Portfolio is based primarily on interest rates, which can vary widely over the short and long term. If interest rates drop, your income from the Portfolio may drop as well. The more the Portfolio invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Portfolio's income risk.


PREPAYMENT RISK. If interest rates fall, the principal on debt securities held by the Portfolio may be paid earlier than expected. If this happens, the proceeds from a prepaid security would be reinvested by the Portfolio in securities bearing the new, lower interest rates, resulting in a possible decline in the Portfolio's income and distributions to shareholders.


The Portfolio may invest in mortgage-related securities, which are especially sensitive to prepayment risk because property owners often refinance their mortgages when interest rates drop.



EXTENSION RISK. The value of debt securities tends to fall as interest rates rise. For mortgage-related securities, if interest rates rise, property owners may prepay mortgages more slowly than expected when the security was purchased by the Portfolio which may further reduce the market value of such security and lengthen the duration of the security.



RISKS OF USING DERIVATIVE INVESTMENTS. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and options on futures, interest rate swaps and other interest-rate related transactions are examples of derivatives. Such transactions involve risks different from the direct investment in underlying securities such as imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; risks that the transactions may not be liquid; and manager risk.


MANAGER RISK. As with any managed fund, the Portfolio's management may not be successful in selecting the best-performing securities and the Portfolio's performance may lag behind that of similar funds.

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                INVESTOR PROFILE

In light of its objective and investment strategies, the Portfolio may be appropriate for investors who:

- Seek high current return consistent with preservation of capital.

- Wish to add to their personal investment holdings a portfolio that invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities.

An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment, and the Portfolio should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE


One way to measure the risks of investing in the Portfolio is to look at how its performance varies from year to year. The following chart shows the annual returns of the Portfolio over the past ten calendar years prior to the date of this prospectus. Sales charges or other expenses at the contract level are not reflected in this chart. If these sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that the past performance of the Portfolio is not indicative of its future performance.


                                                                             ANNUAL RETURN
                                                                             -------------
'1989'                                                                           14.31
'1990'                                                                            8.31
'1991'                                                                           16.23
'1992'                                                                            5.73
'1993'                                                                            7.86
'1994'                                                                           -4.63
'1995'                                                                           17.16
'1996'                                                                            2.12
'1997'                                                                            9.61
'1998'                                                                            8.59

During the ten-year period shown in the bar chart, the highest quarterly return was 8.13% (for the quarter ended June 30, 1989) and the lowest quarterly return was -3.98% (for the quarter ended March 31, 1994).

                            COMPARATIVE PERFORMANCE



This table shows how the Portfolio's performance compares with the Lehman Brothers Mutual Fund Government/Mortgage Index, a broad-based market index that the Portfolio's management believes is an applicable benchmark for the Portfolio. The performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. Average annual total returns are shown for the periods ended December 31, 1998 (the most recently completed calendar year prior to the date of this prospectus). Remember that the past performance of the Portfolio is not indicative of its future performance.



     Average Annual
      Total Returns
         for the
      Periods Ended     Past     Past     Past 10
    December 31, 1998  1 Year   5 Years    Years
-----------------------------------------------------
    Van Kampen
    Government
    Portfolio           8.59%     6.32%     8.35%
 .....................................................
    Lehman Brothers
    Mutual Fund
    Government/Mortgage
    Index               8.72%     7.18%     9.14%
 .....................................................

                               GROWTH AND INCOME
                                   PORTFOLIO
                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

The Growth and Income Portfolio is a mutual fund with an investment objective to seek long-term growth of capital and income. There can be no assurance that the Portfolio will achieve its investment objective.

                             INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio's management seeks to achieve the investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities. In selecting securities for investments the Portfolio focuses primarily on the security's potential for growth of capital and income. The Portfolio's management may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The Portfolio may invest up to 15% of its total assets in securities of foreign issuers. The Portfolio may invest in certain derivatives, such as options and futures, which may subject the Portfolio to additional risks.


                                INVESTMENT RISKS


Investors who seek a more assured level of current income should be aware that the Portfolio's income will fluctuate and that seeking income is only a part of the Portfolio's overall investment objective. Similarly, investors who seek only long-term growth should be aware that the Portfolio seeks to generate income and that long-term growth of capital is only a part of the Portfolio's overall investment objective.



An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio.



MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. During an overall stock market decline, stock prices of small- or medium-sized companies or newly-formed companies (in which the Portfolio may invest) often fluctuate more than prices of larger, more established companies. The ability of the Portfolio's equity securities holdings to generate income is dependent on the earnings and the continuing declaration of dividends by the issuers of such securities. The values of income-producing equity securities may or may not fluctuate in tandem with overall changes in the stock markets. The Portfolio's investments in fixed income or debt securities generally are affected by changes in interest rates and creditworthiness of the issuer. The market prices of such securities tend to fall as interest rates rise, and such declines may be greater among securities with longer duration. The Portfolio's investments in convertible securities are affected by changes similar to those of equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.


FOREIGN RISKS. Because the Portfolio may own securities from foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.


RISKS OF USING DERIVATIVE INVESTMENTS. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options and futures are examples of derivatives. Such transactions involve risks different from the direct investment in underlying securities such as imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid; and manager risk.


MANAGER RISK. As with any managed fund, the Portfolio's management may not be successful in selecting the best-performing securities and the Portfolio's performance may lag behind that of similar funds.

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                INVESTOR PROFILE

In light of its objective and investment strategies, the Portfolio may be appropriate for investors who:

- Seek growth of capital and income over the long term.


- Can withstand volatility in the value of their shares of the Portfolio.

- Wish to add to their personal investment holding a portfolio that invests primarily in income-producing equity securities.

An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment, and the Portfolio should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE


One way to measure the risks of investing in the Portfolio is to look at how its performance varies from year to year. The following chart shows the annual returns of the Portfolio over the past two calendar years prior to the date of this prospectus. Sales charges or other expenses at the contract level are not reflected in this chart. If sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that the past performance of the Portfolio is not indicative of its future performance.


                                                                             ANNUAL RETURN
                                                                             -------------
'1997'                                                                           23.90
'1998'                                                                           19.61


The Portfolio commenced investment operations on December 23, 1996. The return from December 23, 1996 to December 31, 1996 was 0.30%.



During the two-year period shown in the bar chart, the highest quarterly return was 15.84% (for the quarter ended December 31, 1998) and the lowest quarterly return was -10.52% (for the quarter ended September 30, 1998).

                            COMPARATIVE PERFORMANCE



This table shows how the Portfolio's performance compares with the Standard & Poor's 500-Stock Index, a broad-based market index that the Portfolio's management believes is an applicable benchmark for the Portfolio, and with the Lipper Growth and Income Fund Index, an index of funds with similar investment objectives. The performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. Average annual total returns are shown for the periods ended December 31, 1998 (the most recently completed calendar year prior to the date of this prospectus). Remember that the past performance of a Portfolio is not indicative of its future performance.



     Average Annual
      Total Returns
         for the
      Periods Ended     Past      Since
    December 31, 1998  1 Year   Inception
---------------------------------------------
    Van Kampen Growth
    and Income
    Portfolio          19.61%    21.30%(1)
 .............................................
    Standard & Poor's
    500-Stock Index    28.58%    29.51%(2)
 .............................................
    Lipper Growth and
    Income Fund Index  13.58%    19.38%(2)
 .............................................



Inception dates: (1) 12/23/96, (2) 12/26/96.

                                  MONEY MARKET
                                   PORTFOLIO
                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

The Money Market Portfolio is a mutual fund with an investment objective to seek protection of capital and high current income through investments in money market instruments. There can be no assurance that the Portfolio will achieve its investment objective.

                             INVESTMENT STRATEGIES


The Portfolio seeks to maintain a constant net asset value of $1.00 per share by investing in a diversified portfolio of money market instruments maturing within one year with a dollar-weighted average maturity of 90 days or less. The Portfolio seeks high current income from these short-term investments to the extent consistent with protection of capital.


                                INVESTMENT RISKS


An investment in the Portfolio is subject to investment risks.



INCOME RISK. The income you receive from the Portfolio is based primarily on short-term interest rates, which can vary widely over time. If short-term interest rates drop, your income from the Portfolio may drop as well.


CREDIT RISK. Credit risk refers to an issuer's ability to make timely payments of interest and principal. Credit risk should be low for the Portfolio because it invests in high-quality money market instruments.


MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.



MANAGER RISK. As with any managed fund, the Portfolio's management may not be successful in selecting the best-performing securities and the Portfolio's performance may lag behind that of similar funds.


                                INVESTOR PROFILE

In light of its objective and investment strategies, the Portfolio may be appropriate for investors who:

- Seek protection of capital and high current income through investments in money market instruments.


                               ANNUAL PERFORMANCE



One way to measure the risks of investing in the Portfolio is to look at how its performance varies from year to year. The following chart shows the annual returns of the Portfolio over the past ten calendar years prior to the date of this prospectus. Sales charges or other expenses at the contract level are not reflected in this chart. If sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that the past performance of the Portfolio is not indicative of its future performance.


                                    [GRAPH]

                                                                             ANNUAL RETURN
                                                                             -------------
'1989'                                                                           9.13
'1990'                                                                           7.83
'1991'                                                                           5.60
'1992'                                                                           3.36
'1993'                                                                           2.66
'1994'                                                                           3.71
'1995'                                                                           5.46
'1996'                                                                           4.89
'1997'                                                                           5.06
'1998'                                                                           5.02

During the ten-year period shown in the bar chart, the highest quarterly return was 2.34% (for the quarter ended June 30, 1989) and the lowest quarterly return was 0.65% (for the quarter ended June 30, 1993).

Investors can obtain the current seven-day yield of the Portfolio by calling
(800) 341-2911.

                            COMPARATIVE PERFORMANCE



The table below shows the Portfolio's performance for the past 1-year, 5-year and 10-year periods ended December 31, 1998 (the most recently completed calendar year prior to the date of this prospectus). The performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. Remember that the past performance of the Portfolio is not indicative of its future performance.



     Average Annual
      Total Returns
         for the
      Periods Ended     Past     Past      Past 10
    December 31, 1998  1 Year   5 Years     Years
-------------------------------------------------------
    Van Kampen Money
    Market Portfolio   5.02%     4.82%      5.25%
 .......................................................

                                 MORGAN STANLEY
                                  REAL ESTATE
                              SECURITIES PORTFOLIO
                              RISK/RETURN SUMMARY

                             INVESTMENT OBJECTIVES

The Morgan Stanley Real Estate Securities Portfolio is a mutual fund with a primary investment objective to seek long-term growth of capital. Current income is a secondary investment objective. There can be no assurance that the Portfolio will achieve its investment objectives.

                             INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio's management seeks to achieve the investment objectives by investing at least 65% of the Portfolio's total assets in a portfolio of securities of companies operating in the real estate industry, including equity securities of real estate investment trusts ("REITs") and other securities of real estate operating companies. The Portfolio's management diversifies its investments as to issuers, property types and regions. The Portfolio's management emphasizes a bottom-up stock selection with a top-down asset allocation overlay. A company operating in the real estate industry is one that derives at least 50% of its assets, gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Besides equity securities of REITs, the Portfolio may invest in equity securities, including common stocks and convertible securities, or non-convertible preferred stocks and investment-grade quality securities of companies operating in the real estate industry. The Portfolio may invest up to 35% of its total assets in securities of companies outside the real estate industry. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, some or all of which may be in the real estate industry. The Portfolio may invest in certain derivatives, such as options and futures, which may subject the Portfolio to additional risks.


                                INVESTMENT RISKS


Because of the Portfolio's policy of concentrating its investments in securities of companies operating in the real estate industry, the Portfolio is subject to certain risks associated with the ownership of real estate and with the real estate industry in general.



An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio.



MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The prices of equity securities of companies in the real estate industry may be more volatile and may not fluctuate in tandem with overall changes in the stock markets. The value of debt securities tend to fall as interest rates rise, and such declines may be greater among securities with longer maturities.



RISKS OF INVESTING IN REAL ESTATE. Because of the Portfolio's policy of concentrating its of investments in securities of companies operating in the real estate industry and because a substantial portion of the Portfolio's investments may be comprised of REITs, the Portfolio is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain federal income tax law requirements to maintain their federal income tax status. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.


FOREIGN RISKS. Because the Portfolio may own securities from foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

RISKS OF USING DERIVATIVE INVESTMENTS. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives. Such transactions involve risks different from the direct investment in underlying securities, such as imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; risks that the transactions may not be liquid; and manager risk.


MANAGER RISK. As with any managed fund, the Portfolio's management may not be successful in selecting the best-performing securities and the Portfolio's performance may lag behind that of similar funds.

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                INVESTOR PROFILE

In light of its objective and investment strategies, the Portfolio may be appropriate for investors who:

- Seek to grow their capital over the long term.


- Are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry.



- Can withstand volatility in the value of their shares of the Portfolio.


- Wish to add to their personal investment holdings a portfolio that invests primarily in companies operating in the real estate industry.

Investors should carefully consider the additional risks associated with the Portfolio's policy of concentrating its investments in securities of companies operating in the real estate industry. An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment and the Portfolio should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE


One way to measure the risks of investing in the Portfolio is to look at how its performance varies from year to year. The following chart shows the annual returns of the Portfolio over the past three calendar years prior to the date of this prospectus. Sales charges or other expenses at the contract level are not reflected in this chart. If sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that the past performance of the Portfolio is not indicative of its future performance.


                                                                             ANNUAL RETURN
                                                                             -------------
'1996'                                                                           40.53
'1997'                                                                           21.47
'1998'                                                                          -11.62


The Portfolio commenced investment operations on July 3, 1995. The return from July 3, 1995 to December 31, 1995 was 8.35%.



During the three-year period shown in the bar chart, the highest quarterly return was 19.89% (for the quarter ended December 31, 1996) and the lowest quarterly return was -9.32% (for the quarter ended September 30, 1998).

                            COMPARATIVE PERFORMANCE



This table shows how the Portfolio's performance compares with two broad-based market indices that the Portfolio's management believes are applicable benchmarks for the Portfolio: Standard & Poor's 500-Stock Index and the NAREIT Equity Index. The performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. Average annual total returns are shown for the periods ended December 31, 1998 (the most recently completed calendar year prior to the date of this prospectus). Remember that the past performance of the Portfolio is not indicative of its future performance.



     Average Annual
      Total Returns
         for the
      Periods Ended     Past      Since
    December 31, 1998  1 Year   Inception
---------------------------------------------
    Morgan Stanley
    Real Estate
    Securities
    Portfolio          -11.62%   15.09%(1)
 .............................................
    Standard & Poor's
    500-Stock Index     28.58%   28.62%(2)
 .............................................
    NAREIT Equity
    Index              -18.82%    8.40%(2)
 .............................................



Inception dates: (1) 7/3/95, (2) 6/30/95.

                                STRATEGIC STOCK
                                   PORTFOLIO
                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

The Strategic Stock Portfolio is a mutual fund with an investment objective to seek an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. There can be no assurance that the Portfolio will achieve its investment objective.

                             INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio's management seeks to achieve the investment objective by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average (the "DJIA") or in the Morgan Stanley Capital International USA Index (the "MSCI USA Index"). The Portfolio's investment adviser buys and sells investment securities based primarily upon specific objective criteria (emphasizing dividend yield) applied to DJIA and MSCI USA Index companies. The Portfolio may invest in certain derivatives, such as options and futures, which may subject the Portfolio to additional risks.


                                INVESTMENT RISKS


An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio.



MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The Portfolio emphasizes high dividend yielding stocks selected based upon specific objective criteria. The market value of the Portfolio's equity securities may or may not fluctuate in tandem with overall changes in the stock markets. The ability of the Portfolio's investment holdings to generate income is dependent on the earnings and the continuing declaration of dividends by the issuers of such securities.



RISKS OF USING DERIVATIVE INVESTMENTS. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options and futures are examples of derivatives. Such transactions involve risks different from the direct investment in underlying securities such as imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; risks that the transactions may not be liquid; and manager risk.



STYLE RISK. Securities are purchased and sold for the Portfolio based primarily upon specific objective criteria. The Portfolio's style may not be as successful in selecting the best-performing securities as other styles and may underperform the overall market.


An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                INVESTOR PROFILE

In light of its objective and investment strategies, the Portfolio may be appropriate for investors who:

- Seek an above average total return through a combination of potential capital appreciation and dividend income.


- Can withstand volatility in the value of their shares in the Portfolio.


- Wish to add their personal investment holdings a portfolio that invests primarily in equity securities.

An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment, and the Portfolio should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE


The following chart shows the annual return of the Portfolio over the one calendar year prior to the date of this prospectus. Sales charges or other expenses at the contract level are not reflected in this chart. If sales charges or other expenses at the contract level had been included, the returns shown below would have been lower. Remember that the past performance of the Portfolio is not indicative of its future performance.


                                                                             ANNUAL RETURN
                                                                             -------------
'1998'                                                                           16.51


The Portfolio commenced investment operations on November 3, 1997. The return from November 3, 1997 to December 31, 1997 was 2.45%.



During the one-year period shown in the bar chart, the highest quarterly return was 12.23% (for the quarter ended December 31, 1998) and the lowest quarterly return was -5.51% (for the quarter ended September 30, 1998).


                            COMPARATIVE PERFORMANCE


This table shows how the Portfolio's performance compares with two broad-based market indices that the Portfolio's management believes are applicable benchmarks for the Portfolio: Dow Jones Industrial Average and the MSCI USA Index. The performance figures do not include sales charges or other expenses at the contract level that would be paid by investors. Average annual total returns are shown for the periods ended December 31, 1998 (the most recently completed calendar year prior to the date of this prospectus). Remember that the past performance of the Portfolio is not indicative of its future performance.



     Average Annual
      Total Returns
         for the
      Periods Ended     Past      Since
    December 31, 1998  1 Year   Inception
---------------------------------------------
    Van Kampen
    Strategic Stock
    Portfolio          16.51%    16.55%(1)
 .............................................
    Dow Jones
    Industrial
    Average            18.13%    21.88%(2)
 .............................................
    MSCI
    USA Index          30.72%    32.61%(2)
 .............................................



Inception dates: (1) 11/3/97, (2) 10/31/97.

                                VAN KAMPEN LIFE
                                INVESTMENT TRUST
                              GENERAL INFORMATION



Van Kampen Life Investment Trust (the "Trust") is a diversified, open-end management investment company which offers shares in eleven separate Portfolios (the "Portfolios"), each of which is described herein and offered pursuant to this Trust's prospectus. Each Portfolio is in effect a separate mutual fund. Each Portfolio has its own income, expenses, assets, liabilities and net asset value and each Portfolio issues its own shares. Shares of each Portfolio represent an interest only in that Portfolio. Shares are sold only to separate accounts (the "Accounts") of various insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). The Accounts may invest in shares of the Portfolios in accordance with allocation instructions received from contract owners ("Contract Owners"). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the accompanying Contract prospectus.



Each Portfolio of the Trust has a different investment objective(s) which it pursues through its investment policies as described below under "Investment Objectives and Policies." The section entitled "Investment Practices" provides further discussion of certain investment techniques, strategies or risks that are common to some or all of the Portfolios. The investment objective(s) of each Portfolio, except the Morgan Stanley Real Estate Securities Portfolio, is a fundamental policy and may not be changed without shareholder approval of the holders of a majority of the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). With respect to the Morgan Stanley Real Estate Securities Portfolio, the investment objectives may be changed by the Board of Trustees without shareholder approval, but no change is anticipated. If there is a change in the objectives of such Portfolio, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. The differences in objectives and policies among the Portfolios can be expected to affect the return of each Portfolio and the degree and types of risks to which each Portfolio is subject. There are risks inherent in all investments in securities; accordingly there can be no assurance that any Portfolio will achieve its investment objective(s).



                             INVESTMENT OBJECTIVES
                                  AND POLICIES


                           ASSET ALLOCATION PORTFOLIO


The investment objective of the Asset Allocation Portfolio is to seek a high total investment return consistent with prudent investment risk through a fully managed investment policy utilizing equity securities as well as investment grade intermediate-and long-term debt securities and money market securities. Total investment return consists of current income (including dividends, interest and discount accrual) and capital appreciation or depreciation. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objective.



Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objective by investing in a portfolio of equity securities, investment grade intermediate- and long-term debt securities, including preferred stocks, convertible preferred stocks and convertible debt securities, and money market securities. The Portfolio's investment adviser may vary the composition of the Portfolio from time to time based upon its evaluation of economic and market trends and the anticipated relative total investment return available from a particular type of security. Accordingly, the Portfolio may, at any given time, be substantially invested in equity securities, debt securities or money market securities. Achieving the Portfolio's investment objective depends on the investment adviser's ability to assess the effect of economic and market trends on different sectors of the market.



Common stocks are equity securities of a corporation or other entity that entitle the holder to a pro rata share of the profits of a corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock or other senior equity security. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. The common stocks in which the Portfolio invests will be primarily those of large capitalization companies with characteristics including a strong balance sheet, good financial resources, a satisfactory rate of return on capital, a good industry position and superior management skills. The Portfolio's investment adviser believes that companies that conform most closely to these characteristics often tend to exhibit generally consistent earnings growth. Among the types of securities in which the Portfolio may invest, the investments in common stocks generally exhibit the greatest market risk, which at times can substantially impact the market value of the Portfolio, sometimes suddenly and sharply.



The Portfolio may invest in intermediate- and long-term debt securities (including preferred stock, convertible preferred stock and convertible debt securities) which are rated at the time of purchase BBB or better by Standard & Poor's ("S&P") or rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or unrated securities determined by the Portfolio's investment adviser to be of comparable quality at the time of purchase. To the extent investments are made in fixed-income securities, the Portfolio will invest primarily in such securities which are rated A or better by either rating agency. A more complete description of security ratings is contained in the appendix to this prospectus. The market prices of debt securities generally vary inversely with changes in prevailing interest rates and generally vary more for debt securities with longer maturities. The Portfolio is not limited as to the maturities of the debt securities it may purchase and the debt securities in which the Portfolio intends to invest are those with intermediate- or longer-maturities. Debt securities with longer maturities generally tend to produce higher yields but are subject to greater price fluctuation as a result of changes in interest rates than debt securities with shorter maturities.



Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.



A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying equity security although the market prices of convertible securities may be affected by any such dividend changes or other changes in the underlying equity security.



The Portfolio may invest money market securities including securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, prime commercial paper, certificates of deposit, bankers' acceptances or other obligations of certain domestic banks and repurchase agreements. Money market securities generally have low market risk and credit risk but also generally have a low potential for total investment return.


The Portfolio may invest up to 25% of its total assets, based on market value at the time of each investment, in securities of foreign issuers. Such investments include certain risks not typically associated with investments in U.S. securities. See "Investment Practices -- Foreign Securities."


The Portfolio may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures contracts which may subject the Portfolio to additional risks. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."



Other investment practices and risks of the Portfolio are described under the heading "Investment Practices."



Because of the fully managed approach of the Portfolio, the Portfolio's turnover rate may be greater than other portfolios and result in increased transaction costs, including higher brokerage charges, which may adversely impact the Portfolio's performance.


                               COMSTOCK PORTFOLIO


The investment objective of the Comstock Portfolio is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objective.



Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objective by investing in equity securities, consisting principally of common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.



While the Portfolio invests principally in common stocks, the Portfolio may invest in preferred stock and securities convertible into common and preferred stocks. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Preferred stocks and convertible securities generally do not participate directly in any dividend increases or decreases of the underlying equity security although the market prices of preferred stocks and convertible securities may be affected by any such dividend changes or other changes in the underlying equity security.



In selecting securities for investment, the Portfolio will focus primarily on the security's potential for capital growth and income. The Portfolio emphasizes a "value" style of investing seeking well-established, undervalued companies. The Portfolio's investment adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructurings or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio's style presents the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in issuers of small-, medium- or large-capitalization companies. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, the Portfolio may be subject to greater investment risk than that assumed through investment in the equity securities of larger-capitalization companies.


The Portfolio may dispose of a security whenever, in the opinion of the Portfolio's investment adviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and in investment grade corporate debt securities in order to provide liquidity. High-quality short-term debt investments include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and repurchase agreements. Investment grade corporate debt securities include securities rated BBB or better by Standard & Poor's ("S&P") or rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or unrated securities judged by the investment adviser to be of comparable quality. A more complete description of security ratings is contained in the appendix to this prospectus. The market prices of such debt securities generally vary inversely with changes in prevailing interest rates.


The Portfolio may invest up to 15% of its total assets in securities of foreign issuers. Such investments include certain risks not typically associated with investments in U.S. securities. See "Investment Practices -- Foreign Securities."


The Portfolio may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures which may subject the Portfolio to additional risks. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."



Other investment practices and risks of the Portfolio are described under the heading "Investment Practices."


                           DOMESTIC INCOME PORTFOLIO


The primary investment objective of the Domestic Income Portfolio is to seek current income. When consistent with the primary investment objective, capital appreciation is a secondary investment objective. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objectives.



The Portfolio's investment adviser seeks to achieve these investment objectives by investing primarily in a diversified portfolio of income securities, including convertible and non-convertible debt securities and preferred stocks. The Portfolio may invest in investment grade securities and lower-rated and unrated securities. Under normal market conditions, the Portfolio invests at least 80% of its total assets in income securities rated at the time of purchase B or higher by S&P or rated B or higher by Moody's or unrated securities judged by the Portfolio's investments adviser to be of comparable quality. Securities rated BB or below by S&P or Ba or below by Moody's or unrated securities of comparable quality are commonly referred to as "junk bonds" and involve special risks as compared to investments in higher-grade securities. See "Risks of Lower Grade Securities" below.



In general, the prices of income securities vary inversely with interest rates. If interest rates rise, income security prices generally fall; if interest rates fall, income security prices generally rise. In general, longer-maturity income securities offer higher yields than shorter-maturity income securities, all other factors, including credit quality, being equal; however, for a given change in interest rates, longer-maturity income securities generally fluctuate more in price (gaining or losing more in value) than shorter-maturity income securities. While the Portfolio has no policy limiting the maturities of the income securities in which it may invest, the Portfolio's investment adviser seeks to moderate market risk by generally maintaining a portfolio duration within a range of four to six years. Duration is a measure of the expected life of an income security that was developed as an alternative to the concept of "term to maturity." Duration incorporates an income security's yield, coupon interest payments, final maturity and call features into one measure. A duration calculation looks at the present value of a security's entire payment stream whereas term to maturity is based solely on the date of a security's final principal repayment.



The higher yields sought by the Portfolio are generally obtainable from securities rated in the lower categories by recognized rating services or unrated securities of comparable quality. These securities may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalization or similar events. These securities are often issued by smaller, less creditworthy companies or companies with substantial debt and may include financially troubled companies or companies in default or in restructuring. Lower-grade securities often are subordinated to the prior claims of banks and other senior lenders. Lower-grade securities are regarded by the rating agencies as predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. The ratings of S&P and Moody's represent their opinions of the quality of the securities they undertake to rate, but not the market risk of such securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields while securities of the same maturity and coupon with different ratings may have the same yield. See "Risks of Lower-Grade Securities" below.



In purchasing securities for the Portfolio, the investment adviser considers, among other thing, the security's current income potential, the rating assigned to the security, the issuer's experience and managerial strength, the financial soundness of the issuer and the outlook of its industry, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. The Portfolio's investment adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects. The investment adviser evaluates each individual income security for credit quality and value and attempts to identify higher-yielding securities of companies whose financial condition has improved since the issuance of such securities or is anticipated to improve in the future. Because of the number of investment considerations involved in investing in medium- and lower-grade securities, achievement of the Portfolio's investment objectives may be more dependent upon the investment adviser's credit analysis than is the case with investing solely in higher-grade securities.



The Portfolio may invest in securities not producing immediate cash income when their effective yield over comparable instruments producing cash income make these investments attractive. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer's financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. In addition, the accrued interest income earned on such instruments is included in investment company taxable income, thereby increasing the required minimum distributions to shareholders without providing the corresponding cash flow with which to pay such distributions. The Portfolio's investment adviser will weigh these concerns against the expected total returns from such instruments.



The Portfolio also may purchase or sell U.S. government securities on a forward commitment basis. See "When-Issued and Delayed Delivery" below.



Although the Portfolio invests primarily in domestic income securities, the Portfolio may invest up to 25% of its total assets based on the market value at the time of investment in securities of foreign issuers. Such investments include certain risks not typically associated with investments in U.S. securities. See "Investment Practices -- Foreign Securities."



Income securities in which the Portfolio may invest include the following:



STRAIGHT INCOME SECURITIES. These include bonds and other debt obligations which bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date, and preferred stock, which generally has a fixed or variable dividend rate (and, unlike interest on debt securities, such dividends must be declared by the issuer's board of directors before becoming payable) and may be subject to optional or mandatory redemption provisions. The particular terms of such securities vary and may include features such as call provisions and sinking funds.



PAY-IN-KIND INCOME SECURITIES. These pay interest in additional income securities rather than in cash.



ZERO-COUPON SECURITIES. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value. Interest is however accrued by the Portfolio each day for accounting and federal income tax purposes.



ZERO-FIXED-COUPON SECURITIES. These are zero-coupon securities which convert on a specified date to interest-bearing income securities.



The Portfolio may invest in securities rated below B by both S&P and Moody's, common stocks or other equity securities and income securities on which interest or dividends are not being paid when such investments are consistent with the Portfolio's investment objectives or are acquired as part of a unit consisting of a combination of income or equity securities. The Portfolio will not purchase any such securities which will cause more than 20% of its total assets to be so invested or which would cause more than 10% of its total assets to be invested in common stocks or other equity securities. Equity securities as referred to herein do not include preferred stocks (which the Portfolio considers income securities).

This limitation does not require the Portfolio to sell a portfolio security because its rating has been changed.


Securities rated below B by both S&P and Moody's often include debt obligations or other securities of companies that are financially troubled, in default or are in bankruptcy or reorganization. Securities of such companies are usually available at a deep discount from the face value of the instrument. The Portfolio may invest in deep discount securities when the Portfolio's investment adviser believes that existing factors are likely to restore the company to a healthy financial condition. Such factors include a restructuring of debt, management changes, existence of adequate assets, or other unusual circumstances.


A security purchased at a deep discount may pay a very high effective yield. In addition, if the financial condition of the issuer improves, the underlying value of the security may increase, resulting in a capital gain. If the company defaults on its obligations or remains in default, or if the plan of reorganization is insufficient for debtholders, the deep discount securities may stop generating income and lose value or become worthless. The Portfolio's investment adviser will balance the benefits of deep discount securities with their risks. While a diversified portfolio may reduce the overall impact of a deep discount security that is in default or loses its value, the risk cannot be eliminated.


Other investment practices and risks of the Portfolio are described under the heading "Investment Practices."



RISKS OF LOWER-GRADE SECURITIES. Securities which are in the lower-grade categories generally offer a higher current yield than is offered by higher-grade securities of similar maturities, but they also generally involve greater risks, such as greater credit risk, greater market risk, greater liquidity concerns and potentially greater manager risk. Investors should carefully consider the risks of owning shares of a portfolio which invests in lower-grade securities before investing in the Portfolio.


Credit risk relates to the issuer's ability to make timely payment of interest and principal when due. Lower-grade securities are considered more susceptible to nonpayment of interest and principal or default than higher-grade securities. Increases in interest rates or changes in the economy may significantly affect the ability of issuers of lower-grade debt securities to pay interest and to repay principal, to meet projected financial goals or to obtain additional financing. In the event that an issuer of securities held by the Portfolio experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Portfolio may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Portfolio's securities relate. Further, the Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Portfolio may be unable to obtain full recovery on such amounts.



Market risk relates to changes in market value of a security that occur as a result of variation in the level of prevailing interest rates and yield relationships in the debt securities market and as a result of real or perceived changes in credit risk. The value of the Portfolio's investments can be expected to fluctuate over time. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. However, the secondary market prices of lower-grade debt securities generally are less sensitive to changes in interest rate and are more sensitive to general adverse economic changes or specific developments with respect to the particular issuers than are the secondary market prices of higher-grade debt securities. A significant increase in interest rates or a general economic downturn could severely disrupt the market for lower-grade securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of default by issuers of lower-grade securities as compared with higher-grade securities. In addition, changes in credit risks, interest rates, the credit markets or periods of general economic uncertainty can be expected to result in increased volatility in the market price of the lower-grade securities in the Portfolio and thus in the net asset value of the Portfolio. Adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value and liquidity of lower-grade securities.



The markets for lower-grade securities may be less liquid than the markets for higher-grade securities.

Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of that security. To the extent that there is no established retail market for some of the lower-grade securities in which the Portfolio may invest, trading in such securities may be relatively inactive. Prices of lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer or lower-grade securities generally could reduce market liquidity for such securities and make their sale by the Portfolio more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities and adversely affect the value of outstanding securities or the ability of the issuers to repay principal and interest. Further, the Portfolio may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.



The Portfolio's investment adviser is responsible for determining the net asset value of the Portfolio, subject to the supervision of the Portfolio's Board of Trustees. During periods of reduced market liquidity and in the absence of readily available market quotations for lower-grade securities held in the Portfolio's portfolio, the ability of the Portfolio's investment adviser to value the Portfolio's securities becomes more difficult and the investment adviser's use of judgment may play a greater role in the valuation of the Portfolio's securities due to the reduced availability of reliable objective data.



New or proposed laws may have an impact on the market for lower-grade securities. The Portfolio's investment adviser is unable at this time to predict what effect, if any, legislation may have on the market for lower-grade securities.



Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities. The Portfolio accrues income on these securities prior to the receipt of cash payments. The Portfolio must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under federal income tax law and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.



The Portfolio will rely on its investment adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. The amount of available information about the financial condition of certain lower-grade issuers may be less extensive than other issuers. In its analysis, the Portfolio's investment adviser may consider the credit ratings of S&P and Moody's in evaluating securities although the investment adviser does not rely primarily on these ratings. Ratings evaluate only the safety of principal and interest payments, not the market value risk. Additionally, ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that the creditworthiness of an issuer may change and the rating agencies may fail to change such ratings in a timely fashion. A rating downgrade does not require the Portfolio to dispose of a security. The Portfolio's investment adviser continuously monitors the issuers of securities held in the Portfolio. Because of the number of investment considerations involved in investing in lower-grade securities, achievement of the Portfolio's investment objectives may be more dependent upon the investment adviser's credit analysis than is the case with investing in higher-grade securities.


The table below sets forth the percentages of the Portfolio's assets invested during the fiscal year ended December 31, 1998 in the various S&P's and Moody's rating categories and in unrated securities determined by the Portfolio's investment adviser to be of comparable quality. The percentages are based on the dollar-weighted average of credit ratings of all securities held by the Portfolio during the 1998 fiscal year computed on a monthly basis.


                            Period Ended December 31, 1998
                                           Unrated Securities of
                       Rated Securities     Comparable Quality
                      (As a Percentage of   (As a Percentage of
    Rating Category    Portfolio Value)      Portfolio Value)
--------------------------------------------------------------------
    AAA/Aaa           2.56%                        0.00%
 ....................................................................
    AA/Aa             0.00%                        0.00%
 ....................................................................
    A/A               13.96%                       0.00%
 ....................................................................
    BBB/Baa           55.01%                       0.00%
 ....................................................................
    BB/Ba             28.47%                       0.00%
 ....................................................................
    Percentage of
    Rated and
    Unrated
    Securities        100.00%                      0.00%
 ....................................................................

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell U.S. government securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future, frequently a month or more after such transaction. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price. The Portfolio may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Portfolio may reinvest the proceeds in another Forward Commitment. These transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. When engaging in Forward Commitments, the Portfolio relies on the other party to complete the transaction, should the other party fail to do so, the Portfolio might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure. The Portfolio maintains a segregated account (which is marked to market daily) of cash or liquid portfolio securities with the Portfolio's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.


                           EMERGING GROWTH PORTFOLIO


The investment objective of the Emerging Growth Portfolio is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small- and medium-sized companies considered by the Portfolio's investment adviser to be emerging growth companies. Any ordinary income received from securities owned by the Portfolio is entirely incidental to the Portfolio's investment objective of capital appreciation. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objective.



As a fundamental investment policy, the Portfolio under normal conditions, invests at least 65% of its total assets in common stocks of small- and medium-sized companies both domestic and foreign, in the early stages of their life cycles that the Portfolio's investment adviser believes have the potential to become major enterprises. The Portfolio's investment adviser, under current market conditions, generally defines small- and medium-sized companies by reference to the Standard & Poor's Midcap 400 Index (which consists of companies in the capitalization range of approximately $170 million to $14 billion as of March 31, 1999). Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets, distribution channels or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.


The Portfolio does not limit its investments to any single group or type of security. The Portfolio may invest in securities involving special situations, such as new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

The Portfolio's primary approach is to seek what the Portfolio's investment adviser believes to be unusually attractive growth investments on an individual company basis. The Portfolio may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Portfolio will be successful in achieving its objective.

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

While the Portfolio invests principally in common stocks, the Portfolio may invest to a limited extent in other securities such as preferred stocks, convertible securities and warrants. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. Generally, warrants are securities that may be exchanged for a prescribed amount of common stock or other equity security of the issuer within a particular period of time at a specified price or in accordance with a specified formula.

The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. Such investments include certain risks not typically associated with investments in U.S. securities. See "Investment Practices -- Foreign Securities."


The Portfolio may engage in portfolio management strategies and techniques involving options, futures contracts and related options which may subject the Portfolio to additional risks. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."


Other investment practices and risks of the Portfolio are described under the heading "Investment Practices."

                              ENTERPRISE PORTFOLIO


The investment objective of the Enterprise Portfolio is to seek capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation. Any income received on securities owned by the Portfolio is entirely incidental to the Portfolio's investment objective of capital appreciation. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objective.



Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objective by investing primarily in common stocks which it believes have above-average potential for capital appreciation. The Portfolio's primary approach is to seek what the Portfolio's investment adviser believes to be unusually attractive growth investments on an individual company basis. The Portfolio may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Portfolio will vary. The Portfolio attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries.


Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

While the Portfolio invests principally in common stocks, the Portfolio may invest in preferred stocks and warrants. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional mandatory redemption provisions. Generally, warrants are securities that may be exchanged for a prescribed amount of common stock or other equity security of the issuer within a particular period of time at a specified price or in accordance with a specific formula.


In selecting securities for investment, the Portfolio will generally focus on common stocks of "growth" companies, including companies with new products, services or processes. The investment adviser seeks such securities which it believes offer a combination of strong business fundamentals at an attractive price. Growth companies generally include those companies with established records of growth in sales or earnings that the Portfolio's investment adviser believes are entering into a growth cycle in their respective businesses, with the expectation that the stock of such companies will increase in value. Stocks of different types, such as "growth" stocks or "value" stocks, tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Portfolio's investments in "growth" stocks will vary and may at times be lower or higher than that of other types of funds. The market values of "growth" common stocks may be more volatile than other types of investments. The Portfolio may invest in companies generating or applying new technologies, new or improved distribution techniques or new services, which companies may benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, such companies have prospects that the Portfolio's investment adviser believes are favorable for above-average capital appreciation. The Portfolio also may focus its investments on stocks of companies in cyclical industries during periods when their securities appear attractive for capital appreciation.



The companies in which the Portfolio invests may be in any market capitalization range, provided the Portfolio's investment adviser believes the investment is consistent with the Portfolio's objective. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Portfolio invests in small- and medium-sized companies, the Portfolio may be subject to greater investment risk than that assumed through investment in the equity securities of larger-capitalization companies.


The Portfolio may dispose of a security whenever, in the opinion of the Portfolio's investment adviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.


The Portfolio generally holds a portion of its assets in investment grade short-term debt securities and in investment grade corporate debt securities in order to provide liquidity. Investment grade short-term debt investments include securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and repurchase agreements. Investment grade corporate debt securities include securities rated BBB or better by Standard & Poor's ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). A more complete description of security ratings is contained in the appendix to this prospectus. The market prices of such debt securities generally vary inversely with changes in prevailing interest rates.


The Portfolio may invest up to 10% of its total assets, based on market value at the time of each investment, in securities of foreign issuers. Such investments include certain risks not typically associated with investments in U.S. securities. See "Investment Practices -- Foreign Securities."


The Portfolio may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures which may subject the Portfolio to additional risks. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."


Other investment practices and risks of the Portfolio are described under the heading "Investment Practices."

                            GLOBAL EQUITY PORTFOLIO


The investment objective of the Global Equity Portfolio is to seek long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objective.



The Portfolio's investment adviser seeks to achieve the investment objective by investing in an internationally diversified portfolio of equity securities, including common stocks, preferred stocks and warrants or options to acquire such securities, based upon the evaluation by the Portfolio's investment adviser of economic and market trends and the anticipated relative capital growth opportunities available from a particular country or security. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers of at least three countries (including the United States.)


The Portfolio's investment adviser, subject to the direction of the Portfolio's Board of Trustees, provides the Portfolio with an overall investment program consistent with the Portfolio's objective and policies. The Portfolio's investments may be shifted among the world's various capital markets, including developed and undeveloped countries, and among different types of securities in accordance with the investment adviser's ongoing analysis of economic or market trends, developments affecting the markets and securities in which the Portfolio may invest and the anticipated relative capital growth opportunities available from a particular country or security.



In selecting non-U.S. investments for the Portfolio, the Portfolio's investment adviser uses a "top-down" approach that emphasizes country and sector selection and weighting rather than individual security selection. This approach reflects the investment adviser's philosophy for this Portfolio that a broad selection of securities representing exposure to world markets based upon the economic outlook and current valuation levels for each country and certain sectors is an effective way to maximize the return and minimize the risk associated with global investment.



The Portfolio's investment adviser determines country and sector allocations for the Portfolio on an ongoing basis. The Portfolio will invest in the United States and other industrialized countries throughout the world that comprise the Morgan Stanley Capital International World Index. In addition, the Portfolio may invest a portion of its assets in securities of certain developing or emerging markets countries.



By analyzing a variety of macroeconomic and political factors, the Portfolio's investment adviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country or sector. These country projections are then used to determine what the investment adviser believes to be a fair value for the stock market of each country or sector. Discrepancies between actual value and fair value, as determined by the investment adviser, provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the investment adviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country and sector allocation decision is then reached by considering the expected total return in light of various considerations such as market size, volatility, liquidity and country risk.



Within a particular country or sector, investments are made through the purchase of equity securities which, in the aggregate, replicate a broad market index for that country or sector, which in most cases will be the Morgan Stanley Capital International Index ("MSCI Index") for the particular country or sector. The MSCI Indices measure the performance of stock markets worldwide and are based on the share prices of companies listed on the local stock exchange of the specified country or countries within a specified region. The combined market capitalization of companies in these indices represent approximately 60% of the aggregate market value of the covered stock exchanges. Companies included in the MSCI Index for a country replicate the industry composition of the local market and are a representative sampling of large-, medium- and small-companies, subject to liquidity. Non-domiciled companies traded on the country's local exchange and companies with restricted float due to dominant shareholders or cross-ownership are avoided. The Portfolio's investment adviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Portfolio.



The Portfolio may invest in equity securities including common stocks, preferred stocks, warrants or options to acquire such securities and depository receipts. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. Generally, warrants or options to acquire equity securities are securities that may be exchanged for a prescribed amount of such equity securities of the issuer within a particular period of time at a specified price or in accordance with a specified formula.



The Portfolio may invest in issuers of small-, medium- or large-capitalization companies. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Portfolio invests in small- and medium-sized companies, the Portfolio may be subject to greater investment risk than that assumed through investment in the equity securities of larger-capitalization companies.



The Portfolio may purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. These securities are not necessarily denominated in the same currency as the underlying securities but generally are denominated in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by foreign corporations. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid by the ADR holders. In addition, less information generally is available for an unsponsored ADR than a sponsored ADR, and financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Portfolio may invest in ADRs through both sponsored and unsponsored arrangements. EDRs are receipts issued in Europe by banks or depositaries which evidence similar ownership arrangements.



The Portfolio may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures contracts which may subject the Portfolio to additional risks. See "Investment Practices -- Using Options, Futures Contracts and Options in Futures Contracts."



The Portfolio generally holds a portion of its assets in short-term debt securities in order to provide liquidity. Short-term debt securities include securities issued or guaranteed by the U.S. government or foreign governments, their agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of banks having total assets of at least $500 million and repurchase agreements.



Other investment practices and risks of the Portfolio are described under the heading "Investment Practices."



RISK FACTORS OF INVESTING IN SECURITIES OF FOREIGN ISSUERS. An investment in the Portfolio involves risks similar to those of investing in foreign securities generally. The Portfolio invests in securities denominated in U.S. dollars and in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the investment adviser's assessment of the relative yield, growth potential and the relationship of a country's currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends. Investments in foreign securities present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), imposition of foreign exchange limitations (including currency blockage), withholding taxes on dividend or interest payments or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency translation costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Also, foreign securities may not be as liquid and may be more volatile than comparable domestic securities.



In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting, financial reporting and disclosure requirements than domestic issuers. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of exchanges, brokers and dealers than there is in the U.S., the Portfolio may experience settlement difficulties or delays not usually encountered in the U.S.



Delays in making trades in foreign securities relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact yields and result in temporary periods when assets are not fully invested or attractive investment opportunities are foregone.



The Portfolio's investments in securities of developing or emerging markets are subject to greater risks than the Portfolio's investments in securities of developed countries since emerging markets tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.



Since the Portfolio invests in securities denominated or quoted in currencies other than the U.S. dollar, the Portfolio will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of securities in the Portfolio and the income and appreciation or depreciation of Portfolio investments. Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Portfolio's assets denominated in that currency and the Portfolio's yield on such assets. In addition, the Portfolio will incur costs in connection with conversions between various currencies. The Portfolio's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Portfolio purchases and sells foreign currency on a spot basis in connection with the settlement of transactions in securities traded in such foreign currency. The Portfolio does not purchase and sell foreign currencies as an investment.


The Portfolio also may enter into contracts with banks or other foreign currency brokers or dealers to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts to hedge against changes in foreign currency exchange rates. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Portfolio may attempt to hedge against changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount. Futures contracts are described below under the heading "Investment Practices -- Using Options, Futures Contracts and Options in Futures Contracts." Such hedging strategies may be employed before the Portfolio purchases a foreign security traded in the hedged currency which the Portfolio anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should move in the direction opposite to the hedged position. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.



The Portfolio's custodian will place cash or liquid securities in a segregated account having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities are placed in the account on a daily basis so that the value of the account equals the amount of the Portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the segregated account, the Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency by a forward sale contract at a price no higher than the forward contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.



SHORT SALES The Portfolio may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Portfolio does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Portfolio is required to recognize gain from the short sale for federal income tax purposes at the time it enters into the short sale, even though it does not receive the sales proceeds until it delivers the securities. The Portfolio is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Portfolio may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales. To secure its obligation to deliver the securities sold short, the Portfolio will deposit in escrow in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Portfolio may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Portfolio, because it may want to continue to receive interest and dividend payments on its investments that are convertible into the securities sold short.


                              GOVERNMENT PORTFOLIO


The investment objective of the Government Portfolio is to seek to provide investors with high current return consistent with preservation of capital. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objective.



Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objective by investing at least 80% of the Portfolio's total assets in debt securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, including mortgage-related securities issued or guaranteed by instrumentalities of the U.S. government. Under normal market conditions, the Portfolio may invest up to 20% of its total assets in other government-related securities, including privately issued mortgage-related and mortgage-backed securities not issued or directly guaranteed by instrumentalities of the U.S. government, privately issued certificates representing "stripped" U.S. government or mortgage-related securities and repurchase agreements fully collateralized by U.S. government securities. While securities purchased for the Portfolio's investments may be issued or guaranteed by the U.S. government, the shares issued by the Portfolio to investors are not insured or guaranteed by the U.S. government, its agencies or its instrumentalities or any other person or entity. For more information on the Portfolio's investments, see "U.S. Government Securities" and "Government-Related Securities" below.



The value of debt securities generally varies inversely with changes in prevailing interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. Debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities assuming all other factors, including credit quality, being equal. For a given change in interest rates, the market prices of longer-maturity debt securities generally fluctuate more than the market prices of shorter-maturity debt securities. While the Portfolio has no policy limiting the maturities of the individual debt securities in which it may invest, the Portfolio's investment adviser seeks to moderate market risk by generally maintaining a portfolio duration of four to six years. Duration is a measure of the expected life of a debt security that was developed as an alternative to the concept of "term to maturity." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure. A duration calculation looks at the present value of a security's entire payment stream whereas term to maturity is based solely on the date of a security's final principal repayment.



The Portfolio may invest in mortgage-related or mortgage-backed securities. The value of such securities tend to vary inversely with changes in prevailing interest rates, but also are more susceptible to prepayment risk and extension risk than other debt securities.


The Portfolio may purchase debt securities at a premium over the principal or face value in order to obtain higher current income. The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Portfolio's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.


In order to hedge against changes in interest rates, the Portfolio may enter into certain derivative transactions, such as the purchase or sell options, futures contracts and options on such contracts and interest rate swaps or other interest rate-related transactions. By using such strategies, the Portfolio seeks to limit its exposure to adverse interest rate changes, but the Portfolio also reduces its potential for capital appreciation on debt securities if interest rates decline. The purchase and sale of such securities may result in a higher portfolio turnover rate than if the Portfolio had not purchased or sold such securities. See "Interest Rate Transactions" and "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."


The Portfolio also may purchase or sell U.S. government securities on a forward commitment basis. See "When-Issued and Delayed Delivery Securities" below.


Other investment practices and risks of the Portfolio are described under the heading "Investment Practices."


The Portfolio intends to invest in U.S. Treasury securities and in securities issued by at least four U.S. government agencies or instrumentalities in the amounts necessary to permit the Accounts to meet certain diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), at the end of each quarter of the year (or within 30 days thereafter). See "Dividends, Distributions and Taxes." In the event the Portfolio does not meet the diversification requirements of Section 817(h) of the Code, the policies funded by shares of the Portfolio will not be treated as life insurance for federal income tax purposes and the owners of the policies will be subject to taxation on their share of the dividends and distributions paid by the Portfolio.


U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. government under the Separate Trading of Registered Interest and Principal Securities program (i.e. "STRIPS"), all of which are backed by the full faith and credit of the U.S.; and (2) obligations issued or guaranteed by U.S. government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issuer to borrow from the U.S. government and some of which are backed only by the credit of the issuer itself.


MORTGAGE-RELATED SECURITIES. Mortgage loans securing real property made by banks, savings and loan institutions, and other lenders are often assembled into pools. Interests in such pools may then be issued by private entities or also may be issued or guaranteed by an agency or instrumentality of the U.S. government. Interests in such pools are what this prospectus calls "mortgage-related securities." Mortgage-related securities include, but are not limited to, obligations issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned corporate instrumentality of the U.S. whose securities and guarantees are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. The securities and guarantees of FNMA and FHLMC are not backed, directly or indirectly, by the full faith and credit of the U.S. Although the Secretary of the Treasury of the U.S. has discretionary authority to lend amounts to FNMA up to certain specified limits, neither the U.S. government nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. Securities of FNMA and FHLMC include those issued in principal only or interest only components.



The yield and payment characteristics of mortgage-related securities differ from traditional debt securities. Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans less fees paid to the guarantor and the servicer of such mortgage loans. The payments to the holders of mortgage-related securities (such as the Portfolio), like the payments on the underlying mortgage loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the holders of mortgage-related securities frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. Faster or slower prepayments than expected on underlying mortgage loans can dramatically alter the valuation and yield-to-maturity of mortgage-related securities. The value of mortgage-related securities, like traditional debt securities, tends to vary inversely with changes in prevailing interest rates. Mortgage-related securities, however, may benefit less than traditional debt securities from declining interest rates because a property owner is more likely to refinance a mortgage which bears a relatively high rate of interest during a period of declining interest rates. This means some of the Portfolio's higher yielding securities might be converted to cash, and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase new securities at prevailing interest rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Portfolio of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed. Alternatively, during periods of rising interest rates, mortgage-related securities are often more susceptible to extension risk (i.e. rising interest rates could cause property owners to prepay their mortgage loans more slowly than expected when the security was purchased by the Portfolio which may further reduce the market value of such security and lengthen the duration of such security).



The Portfolio may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are debt obligations collateralized by a pool of mortgage loans or mortgaged-related securities which generally are held under an indenture issued by financial institutions or other mortgage lenders or issued or guaranteed by agencies or instrumentalities of the U.S. government. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. CMOs and REMICs generally are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Such securities generally are subject to market risk, prepayment risk and extension risk like other mortgage-related securities. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security). CMOs or REMICs issued or guaranteed by agencies or instrumentalities of the U.S. government are treated by the Portfolio as U.S. government securities.



GOVERNMENT-RELATED SECURITIES. Under normal market conditions, the Portfolio may invest up to 20% of its assets in, among other things, government-related securities, including privately issued mortgage-related and mortgage-backed securities not directly guaranteed by instrumentalities of the U.S. government, privately issued certificates representing stripped U.S. government or mortgage-related securities and repurchase agreements fully collateralized by U.S. government securities.



The Portfolio may invest in private mortgage-related securities ("Private Pass-Throughs") as opposed to mortgage-related securities issued or guaranteed by GNMA, FNMA, and FHLMC only if such Private Pass-Throughs are rated at the time of purchase in the two highest grades by a nationally recognized statistical rating agency ("NRSRO") or in any unrated debt security considered by the Portfolio's investment adviser to be of comparable quality. CMOs and REMICs issued by private entities and not directly guaranteed by any government agency or instrumentality are secured by the underlying collateral of the private issuer. The Portfolio will invest in such privately issued securities only if: they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities and they are rated at the time of purchase in the two highest grades by a NRSRO. A more complete description of security ratings, is contained in the appendix to this prospectus.



The Portfolio may invest in the principal only or interest only components of U.S. government securities. In the last few years, agencies or instrumentalities of the U.S. government and a number of banks and brokerage firms have separated ("stripped") the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are often held by a bank in a custodial or trust account). Such custodial receipts or certificates of private issuers are not considered by the Fund to be U.S. government securities. The principal only securities are not entitled to any periodic payments of interest prior to maturity. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Current federal tax law requires that a holder (such as the Portfolio) of a principal only security accrue a portion of the discount at which the security was purchased as income each year even though the Portfolio received no interest payment in cash on the security during the year. The Portfolio is required to distribute substantially all of its income each year and, in order to generate sufficient cash to make distributions of such income, the Portfolio may have to dispose of securities that it would otherwise continue to hold, which, in some cases may be disadvantageous to the Fund.


Stripped mortgage-related securities (hereinafter referred to as "stripped mortgage securities") are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage securities will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the security is rated the highest quality by a NRSRO. Holders of PO securities are not entitled to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Current federal tax law requires that a holder (such as the Portfolio) of principal only securities accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment in cash on the certificate during the year. In order to generate sufficient cash to make distributions of such income, the Portfolio may have to dispose of securities that it would otherwise continue to hold, which, in some cases, may be disadvantageous to the Portfolio.



Although the market for stripped securities is increasingly liquid, certain of such securities may not be readily marketable and will be considered illiquid for purposes of the Portfolio's limitation on investments in illiquid securities. The Portfolio will follow established guidelines and standards for determining whether a particular stripped security is liquid. Generally, such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share. Stripped mortgage securities, other than government-issued IO and PO securities backed by fixed-rate mortgages, are presently considered by the staff of the SEC to be illiquid securities and thus subject to the Portfolio's limitation on investment in illiquid securities.



INTEREST RATE TRANSACTIONS. The Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio may also enter into these transactions to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps, caps, floors and collars will be treated as illiquid securities for the purposes of the Portfolio's investment restriction limiting investment in illiquid securities. Besides liquidity, such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such transactions may involve commissions or other costs. A more complete discussion of interest rate transactions and their risks is contained in the Statement of Additional Information.



WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell U.S. government securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future, frequently a month or more after such transaction. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price. The Portfolio may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Portfolio may reinvest the proceeds in another Forward Commitment. These transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. When engaging in Forward Commitments, the Portfolio relies on the other party to complete the transaction, should the other party fail to do so, the Portfolio might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure. The Portfolio maintains a segregated account (which is marked to market daily) of cash or liquid portfolio securities with the Portfolio's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.


                          GROWTH AND INCOME PORTFOLIO


The investment objective of the Growth and Income Portfolio is to seek long-term growth of capital and income. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objective.



Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's"). A more complete description of security ratings is contained in the appendix to this prospectus.


Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.


A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying equity security although the market prices of convertible securities may be affected by any such dividend changes or other changes in the underlying equity security.


While the Portfolio invests primarily in income-producing equity securities, the Portfolio may invest in non-convertible adjustable or fixed rate preferred stock and debt securities. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The Portfolio may invest in debt securities of various maturities. The Portfolio invests only in debt securities rated investment grade at the time of investment, and a subsequent reduction in rating does not require the Portfolio to dispose of a security. Securities rated BBB by S&P or Baa by Moody's are in the lowest of the four investment grades and are considered by the rating agencies to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. A more complete description of security ratings is contained in the appendix to this prospectus. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall and such fluctuations generally are larger among securities with longer durations.


In selecting common stocks for investment, the Portfolio will focus primarily on the security's potential for capital growth and income. The Portfolio's investment adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The Portfolio may invest in issuers of small-, medium- or large-capitalization companies. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. Thus, the Portfolio may be subject to greater investment risk than that assumed through investment in the equity securities of larger, more established companies.


The Portfolio may dispose of a security whenever, in the opinion of the Portfolio's investment adviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Portfolio may invest up to 15% of its total assets in securities of foreign issuers. See "Investment Practices -- Foreign Securities."


The Portfolio may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures which may subject the Portfolio to additional risks. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."


Other investment practices and risks of the Portfolio are described under the heading "Investment Practices."

                             MONEY MARKET PORTFOLIO


The investment objective of the Money Market Portfolio is to seek protection of capital and high current income through investments in money market instruments. There are risks inherent in all investments in securities; accordingly there can be no assurance that the Portfolio will achieve its investment objective.


The Portfolio seeks to maintain a constant net asset value of $1.00 per share by investing in a diversified portfolio of money market instruments maturing within one year with a dollar-weighted average maturity of 90 days or less. The Portfolio seeks high current income from these short-term investments to the extent consistent with protection of capital.


The investment policies, the percentage limitations, and the kinds of securities in which the Portfolio can invest may be changed by the Portfolio's Board of Trustees, unless expressly governed by those limitations stated under "Investment Restrictions" in the Trust's Statement of Additional Information which can be changed only by action of the shareholders of the Portfolio. It is not the intention of the Portfolio's Trustees, however, to change these policies without prior notice to shareholders.



There are risks inherent in all investments in securities, accordingly there can be no assurance that the Portfolio will achieve its investment objective or that the Portfolio will be able at all times to preserve the net asset value per share at $1.00 per share. The daily dividend rate paid by the Portfolio is expected to fluctuate with changes in prevailing market interest rates. The Portfolio uses the amortized cost method for valuing portfolio securities purchased at a discount.



The Portfolio may invest in money market instruments of the following types, all of which will be U.S. dollar obligations:


OBLIGATIONS OF THE U.S. GOVERNMENT, ITS AGENCIES OR ITS INSTRUMENTALITIES. The Portfolio may invest in obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or its instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. government, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. government, (c) discretionary authority of the U.S. government to purchase obligations of its agencies or instrumentalities or (d) the credit of the instrumentality. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, the Government National Mortgage Association, Federal Land Banks, and the Farmer's Home Administration.

BANK OBLIGATIONS. The Portfolio may invest in negotiable time deposits, certificates of deposit and bankers' acceptances which are obligations of domestic banks having total assets in excess of $1 billion as of the date of their most recently published financial statements. The Portfolio is also authorized to invest up to 5% of its total assets in certificates of deposit issued by domestic banks having total assets of less than $1 billion, provided that the principal amount of the certificate of deposit acquired by the Portfolio is insured in full by the Federal Deposit Insurance Corporation.

COMMERCIAL PAPER. The Portfolio may invest in short-term commercial paper obligations of companies which at the time of investment are (a) rated in one of the two highest categories by at least two nationally recognized statistical organizations (or one rating organization if the obligation was rated by only one such organization) or (b) if unrated, are of comparable quality as determined in accordance with procedures established by the Portfolio's Board of Trustees. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolio's current policy is to limit investments in commercial paper to obligations rated in the highest rating category. A more complete description of security ratings is in the appendix to this prospectus.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with banks and broker-dealers which involve certain risks in the event of a default by the other party. See "Investment Practices -- Repurchase Agreements" below and in the Statement of Additional Information.


Other investment practices and risks of the Portfolio are described under the heading "Investment Practices."


                                 MORGAN STANLEY

                        REAL ESTATE SECURITIES PORTFOLIO


The primary investment objective of the Morgan Stanley Real Estate Securities Portfolio is to seek long-term growth of capital. Current income is a secondary investment objective. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objectives.



The Portfolio's investment adviser seeks to achieve the investment objectives by investing primarily in a portfolio of securities of companies operating in the real estate industry. A company operating in the real estate industry is one that derives at least 50% of its assets (marked-to-market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies include, among others: equity real estate investment trusts, which pool investors' funds for investment primarily in commercial real estate properties; mortgage real estate investment trusts, which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber products and hotel and entertainment companies. Because of the Portfolio's policy of concentrating its investments in real estate securities, the Portfolio may be more susceptible to economic, political or regulatory occurrences affecting the real estate industry than a portfolio without such a policy.



Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of companies operating in the real estate industry, including equity securities of REITs and other securities of real estate operating companies. The Portfolio's investment adviser diversifies its investments as to issuers, property types and regions. The investment adviser's approach emphasizes a bottom-up stock selection with a top-down asset allocation overlay. Besides equity securities of REITs, the Portfolio also invests in equity securities, including common stocks and convertible securities, or non-convertible preferred stocks and investment-grade debt securities of real estate industry companies. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs or a combination of both. Equity REITs, which invest the majority of their assets directly in real property, derive their income from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgagees, derive their income primarily from interest payments. REITs are not taxed on income distributed to shareholders provided such REITs comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").



Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.


A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying equity security although the market prices of convertible securities may be affected by any such dividend changes or other changes in the underlying equity security.


Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by an issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities.


Debt securities of a corporation or other entity generally entitle the holder to receive interest, at a fixed, variable or floating interest rate, during the term of the security and repayment of principal at maturity or redemption. The Portfolio invests in investment-grade debt securities (securities rated at the time of investment BBB or higher by Standard & Poor's ("S&P") or rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or unrated securities considered by the Portfolio's investment adviser to be of comparable quality). Credit quality at the time of purchase determines which securities may be acquired, and a subsequent reduction in ratings does not require the Portfolio to dispose of a security. Securities rated BBB by S&P or Baa by Moody's are considered to be medium-grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-rated securities. The ratings assigned by the ratings agencies represent their opinions of the quality of the debt securities they undertake to rate, but not the market value risk of such securities. It should be emphasized that ratings are general and are not absolute standards of quality. A more complete description of security ratings is contained in the appendix to this prospectus.


Under normal market conditions, the Portfolio may invest up to 35% of its total assets in securities of companies outside the real estate industry.

The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which also may be in the real estate industry. See "Investment Practices -- Foreign Securities."


The Portfolio may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures which may subject the Portfolio to additional risks. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."


Other investment practices and risks of the Portfolio are described under the heading "Investment Practices."


RISK FACTORS OF INVESTING IN REAL ESTATE SECURITIES. The values and return on securities of companies in the real estate industry may or may not fluctuate in tandem with the overall securities' markets. Although the Portfolio does not invest directly in real estate, an investment in the Portfolio generally will be subject to the risks associated with investments in real estate because of its policy of concentrating in the securities of companies operating in the real estate industry. These risks include, among others: declines in the value of real estate; defaults by borrowers or tenants; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes, capital expenditures or operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; changes in interest rates; and political or regulatory occurrences affecting the real estate industry. The value of securities of companies which service the real estate industry also will be affected by such risks. If the Portfolio has rental income or income from the disposition of real property acquired as a result of a default on securities the Portfolio may own, the receipt of such income may adversely affect the Portfolio's ability to retain its tax status as a regulated investment company.



Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by changes in interest rates and the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, may not be diversified (which may increase the volatility of the REIT's value) and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Mortgage REITs, like debt securities, tend to decline in value as interest rates rise. Mortgage REITs are often more susceptible than traditional debt securities to further price declines in periods of rising interest rates because of extension risks (i.e. rising interest rates could cause property owners to prepay their mortgages more slowly than expected when the security was purchased by the Portfolio which may further reduce the market value of such security and lengthen the duration of the security). In addition, mortgage REITs tend to benefit less than traditional debt securities when interest rates decline because underlying mortgages often get prepaid faster than expected in periods of declining interest rates. In addition, the Portfolio indirectly will bear its proportionate share of any expenses paid by the REITs in which it invests.



WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell debt securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future, frequently a month or more after such transaction. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price. The Portfolio may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Portfolio may reinvest the proceeds in another Forward Commitment. These transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. When engaging in Forward Commitments, the Portfolio relies on the other party to complete the transaction, should the other party fail to do so, the Portfolio might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure. The Portfolio maintains a segregated account (which is marked to market daily) of cash or liquid portfolio securities with the Portfolio's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.


                           STRATEGIC STOCK PORTFOLIO


The investment objective of the Strategic Stock Portfolio is to seek an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Portfolio will achieve its investment objective.


Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objective by investing in a portfolio of high dividend yielding equity securities of companies included in the DJIA or in the MSCI USA Index. The DJIA was first published in The Wall Street Journal in 1896. Initially consisting of just 12 stocks, the DJIA expanded to 20 stocks in 1916 and to its present size of 30 stocks on October 1, 1928. The MSCI USA Index consists of approximately 370 large domestic companies in the United States and has existed since January 1, 1970.


The Portfolio's investment adviser selects investment securities for the Portfolio based upon the Portfolio's strategic selection policies (the "Strategic Selection Policies") as follows:



The ten highest dividend yielding securities in the DJIA are identified for investment. In addition, all companies having securities in the MSCI USA Index are reviewed by the Portfolio's investment adviser. Securities of companies in the financial or utility sectors and companies having securities included in the DJIA are excluded. The remaining pool of MSCI USA Index securities is further evaluated and securities of companies that do not have positive one- and three-year sales and earnings growth rates and two years of positive dividend growth are excluded. The Portfolio's investment adviser also excludes MSCI USA Index securities that are in the bottom 25% of all MSCI USA Index securities measured in terms of total annual trading volume. MSCI USA Index securities of the remaining companies are ranked by dividend yield, and the ten highest-yielding such MSCI USA Index securities are identified for investment. In the event that this process results in less than 10 remaining MSCI USA Index securities, those companies with the most favorable one- and three-year sales and earnings performance and two-year dividend performance as determined by the Portfolio's investment adviser are added back until the number of MSCI USA Index securities equals 10. Dividend yield for purposes of applying the foregoing investment policies is calculated for each security by annualizing the last quarterly or semi-annual ordinary dividend declared on the security and dividing the result by the security's closing sale price on the applicable date. This yield is historical and there can be no assurance that any dividends will be declared or paid in the future.


At the commencement of the Portfolio's investment operations, the 20 securities so identified at that time represented the Portfolio's initial investments. Approximately monthly, the Portfolio's investment adviser employs the same Strategic Selection Policies to identify a new list of 20 strategic securities. Based on a rolling 12-month schedule, the investment adviser reviews and adjusts the oldest one-twelfth portion of the Portfolio's assets so as to invest that portion of the Portfolio's assets approximately equally in the new list of 20 strategic securities. For a more detailed discussion of the Portfolio's investment policies, including the frequency of security re-evaluations and the portion of the Portfolio's assets that the Portfolio's investment adviser presently expects to re-evaluate at the end of each period, see the Statement of Additional Information.


The Portfolio's investment adviser generally seeks to allocate cash available for investment due to the sale of new shares of the Portfolio and the receipt of dividends and interest income from Portfolio investments approximately proportionately among its current list of strategic securities in the Portfolio. To the extent that the Portfolio is required to dispose of securities in order to satisfy redemption requests, make distributions, pay expenses or otherwise raise cash for operational purposes, the Portfolio's investment adviser generally intends to sell approximately proportionate amounts of securities from all securities in the Portfolio.


Application of the foregoing Strategic Selection Policies is subject to and limited by certain of the Portfolio's other investment policies and restrictions, including restrictions and limitations which must be met in order for the Portfolio to qualify for U.S. federal income tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or in order to comply with requirements of the 1940 Act. The Portfolio is subject to investment diversification requirements that generally provide that the Portfolio may not, with respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. Further, the Portfolio generally may not invest more than 25% of the value of its total assets in securities of issuers in any particular industry. The Portfolio's satisfaction of these requirements will take precedent over the Strategic Selection Policies. In addition, the Portfolio's investment adviser will try to avoid transacting in odd-lots of securities in order to minimize transaction costs. These limitations may, at times, cause the composition of the Portfolio's investment portfolio to differ significantly from that which would have resulted had the Strategic Selection Policies been fully implemented. In selecting securities for investment or disposition at times that the Portfolio's investment policies and restrictions do not permit full implementation of the Strategic Selection Policies, the Portfolio's investment adviser will have sole discretion to select securities for purchase or sale and generally will make such selections in a manner that is consistent with the Portfolio's investment objective and in a manner that it believes is consistent with the investment rationale that is the basis for the Strategic Selection Policies.


The Portfolio will continue to hold securities, even though such securities may not be included in the most recent list of strategic securities determined for the review and adjustment of a portion of the Portfolio's assets. In addition, although each new list of strategic securities will include only 20 securities, because only a portion of the Portfolio's assets may be reviewed and adjusted at any given time, the Portfolio's investment adviser expects that the number of securities held by the Portfolio may over time increase and that the Portfolio may at times hold forty or more different securities.

The Portfolio may invest up to 5% of its total assets in options on equity securities indices, futures contracts on such indices and options on such futures contracts for both hedging purposes and in an attempt to enhance gain. The Portfolio also may invest up to 5% of its total assets in securities of other registered investment companies that seek to provide investment results that generally correspond to the performance of securities included in one or more broad market indices. Investment in securities of other investment companies will subject the Portfolio to additional and potentially duplicative costs and expenses, including investment management fees charged by such registered investment companies. Pending investment and for temporary defensive purposes the Portfolio may invest without limit in short-term, high quality fixed income securities and in money-market instruments.

The DJIA is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. has not granted to the Portfolio a license to use the DJIA. Dow Jones & Company, Inc. has not participated in any way in the creation of the Portfolio or in the selection of the stocks included in such Portfolio and has not approved any information herein relating thereto. Shares of the Portfolio are not designed so that their prices will parallel or correlate with any movements in the DJIA, and it is expected that their prices will not parallel or correlate with such movements.


The MSCI USA Index is the property of Morgan Stanley Dean Witter & Co. ("Morgan Stanley"). Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the Portfolio or any member of the public regarding the advisability of investing in investment portfolios generally or in the Portfolio particularly or the ability of the MSCI USA Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the MSCI USA Index which is determined, composed and calculated by Morgan Stanley without regard to this Portfolio. Morgan Stanley has no obligation to take the needs of this Portfolio or the owners of this Portfolio into consideration in determining, composing or calculating the MSCI USA Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this Portfolio to be issued. Morgan Stanley has no obligation or liability to owners of this Portfolio in connection with the administration, marketing or trading of this Portfolio.


ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDICES FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MORGAN STANLEY HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


RISK FACTORS. There is no guarantee that the investment objective of the Portfolio will be achieved because it is subject to the continuing ability of the respective issuers of equity securities in which the Portfolio invests to declare and pay dividends and because the market value of such equity securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. There can be no assurance that the value of the underlying securities will increase or that the issuers of the securities will pay dividends on outstanding securities. The declaration of dividends by any issuer depends upon several factors including the financial condition of the issuer and general economic conditions. Risks associated with an investment in the Portfolio include the possible deterioration of either the financial condition of the issuers or the general condition of the stock market, and general price volatility. The relatively high dividend yield of certain securities that the Portfolio will acquire may reflect the market's assessment of the risk that the company may reduce or eliminate the dividend in the current period or in the future, or otherwise reflect the market's unfavorable assessment of the company's performance outlook. The Portfolio's investment adviser generally will not take these considerations into account in implementing the Strategic Selection Policies and, accordingly, the Portfolio may at times acquire securities of companies that the market and the Portfolio's investment adviser believe are more susceptible to financial difficulty and corresponding adverse market performance than are other companies with securities included in the DJIA or in the MSCI USA Index.

In addition, investors should be aware that the Portfolio is not "actively managed." Except to raise cash for operational purposes, the Portfolio ordinarily will not sell securities or re-evaluate its investments except as periodically determined by the Portfolio's investment adviser. In addition, only a portion of the Portfolio's assets may be reviewed and adjusted for any given period. As a result, although the Portfolio may (but need not) dispose of a security in certain events such as the issuer having defaulted on the payment on any of its outstanding obligations or the price of a security having declined to such an extent or other factors existing so that in the opinion of the Portfolio's investment adviser the retention of such security would be detrimental to the Portfolio, the adverse financial condition of a company will not result in its elimination from the Portfolio prior to scheduled review and adjustment except under extraordinary circumstances. Similarly, securities held in the Portfolio ordinarily will not be sold by the Portfolio for the purpose of taking advantage of market fluctuations or changes in anticipated rates of appreciation.


The Portfolio may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures which may subject the Portfolio to additional risks. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."



Other investment practices and risks of the Portfolio are described under the heading "Investment Practices."


                              INVESTMENT PRACTICES

                             REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements with banks or broker-dealers in order to earn a return on temporarily available cash. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Portfolio) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. Each Portfolio may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by the Portfolio's investment adviser under guidelines approved by the Portfolio's Board of Trustees. No Portfolio will invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such Portfolio, would exceed the Portfolio's limitation on illiquid securities described below. In the event of the bankruptcy or other default of a seller of a repurchase agreement, a Portfolio could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto; (b) possible lack of access to income on the underlying security during this period; and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, a Portfolio's investment adviser may aggregate the cash that certain funds or portfolios advised or subadvised by the investment adviser or certain of its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds or portfolios that contributed to the joint account share pro rata in the net revenue generated. The investment adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the participating Portfolio than would be available to the Portfolio investing separately. The manner in which the joint account is managed is subject to conditions set forth in an exemptive order from the SEC authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Repurchase agreements are fully collateralized by the underlying debt securities and are considered to be loans under the 1940 Act. A Portfolio pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked-to-market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. government, or its agencies and its instrumentalities) may have maturity dates exceeding one year. A Portfolio does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation.


                               FOREIGN SECURITIES


Each of the Portfolios listed below may invest in securities issued by foreign issuers up to the following limits:


Asset Allocation Portfolio  Up to 25% of total assets
 ..........................................................
Comstock Portfolio          Up to 15% of total assets
 ..........................................................
Domestic Income Portfolio   Up to 25% of total assets
 ..........................................................
Emerging Growth Portfolio   Up to 20% of total assets
 ..........................................................
Enterprise Portfolio        Up to 10% of total assets
 ..........................................................
Global Equity Portfolio     Up to 100% of total assets
 ..........................................................
Growth and Income           Up to 15% of total assets
Portfolio
 ..........................................................
Morgan Stanley Real Estate  Up to 25% of total assets
Securities Portfolio
 ..........................................................


Such securities may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in foreign securities present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), imposition of foreign exchange limitations (including currency blockage), withholding taxes on dividend or interest payments or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency translation costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Also, foreign securities may not be as liquid and may be more volatile than comparable domestic securities.


In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting, financial reporting and disclosure requirements than domestic issuers. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of exchanges, brokers and dealers than there is in the U.S., a Portfolio may experience settlement difficulties or delays not usually encountered in the U.S.



Delays in making trades in foreign securities relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact yields and result in temporary periods when assets are not fully invested or attractive investment opportunities are foregone.



A Portfolio's investments in securities of developing or emerging markets are subject to greater risks than a Portfolio's investments in securities of developed countries since emerging markets tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.



Each of these Portfolios may purchase foreign securities in the form of American Depository Receipts, European Depositary Receipts or other securities representing underlying shares of foreign companies. The risks of foreign investments should be considered carefully by an investor in a Portfolio that invests in foreign securities.


                         FOREIGN CURRENCY TRANSACTIONS


Each Portfolio's securities that are denominated or quoted in currencies other than the U.S. dollar will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affects the value of the securities in the Portfolio and the income or dividends and appreciation or depreciation of its investments. Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Portfolio's assets denominated in that currency and the Portfolio's yield on such assets. In addition, the Portfolio will incur costs in connection with conversions between various currencies. A Portfolio's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. A Portfolio purchases and sells foreign currency on a spot basis in connection with the settlement of transactions in securities traded in such foreign currency. The Portfolios do not purchase and sell foreign currencies as an investment.

A Portfolio also may enter into contracts with banks or other foreign currency brokers and dealers to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts to hedge against changes in foreign currency exchange rates. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.


A Portfolio may attempt to hedge against changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount. Futures contracts are described below under the heading "Investment
Practices -- Using Options, Futures Contracts and Options in Futures Contracts." Such hedging strategies may be employed before a Portfolio purchases a foreign security traded in the hedged currency which a Portfolio anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the price of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should move in the direction opposite to the hedged position. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.



The Portfolio's custodian will place cash or liquid securities in a segregated account having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities are placed in the account on a daily basis so that the value of the account equals the amount of the Portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the segregated account, the Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency by a forward sale contract at a price no higher than the forward contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.


                              ILLIQUID SECURITIES


Each of the Portfolios listed below may invest in illiquid securities and certain restricted securities up to the following limits:



Asset Allocation           Up to 5% of net assets
Portfolio
 ......................................................
Comstock Portfolio         Up to 10% of net assets
 ......................................................
Domestic Income            Up to 5% of net assets
Portfolio
 ......................................................
Emerging Growth            Up to 15% of net assets
Portfolio
 ......................................................
Enterprise Portfolio       Up to 5% of net assets
 ......................................................
Global Equity Portfolio    Up to 15% of net assets
 ......................................................
Government Portfolio       Up to 5% of net assets
 ......................................................
Growth and Income          Up to 15% of net assets
Portfolio
 ......................................................
Money Market Portfolio     Up to 5% of net assets
 ......................................................
Morgan Stanley Real
Estate Securities          Up to 15% of net assets
Portfolio
 ......................................................
Strategic Stock            Up to 15% of net assets
Portfolio
 ......................................................


Such securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Thus, the Portfolio may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

       USING OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


Each Portfolio (excluding the Domestic Income Portfolio and the Money Market Portfolio) may use options, futures contracts or options on futures contracts in several different ways, depending upon the status of a Portfolio's portfolio securities and the investment adviser's expectations concerning the securities or currency markets.



In times of stable or rising securities' prices, the Portfolios generally seek to be fully invested. Even when the Portfolios are fully invested, however, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs.

The Portfolios may also have cash on hand that has not yet been invested. The portion of a Portfolio's assets that is invested in cash or cash equivalents does not fluctuate with overall market prices, so that, in times of rising market prices, the Portfolio may underperform the market in proportion to the amount of cash or cash equivalents in the Portfolio. By purchasing stock or bond index futures contracts, however, the Portfolios can compensate for the cash portion of its assets and may obtain performance equivalent to investing all of its assets in securities.



If the Portfolios' investment adviser forecasts a market decline, the Portfolios may seek to reduce its exposure to the securities markets by increasing its cash position. By selling stock or bond index futures contracts instead of Portfolio securities, a similar result can be achieved to the extent that the performance of the futures contracts correlates to the performance of the Portfolios' investments. Sales of futures contracts frequently may be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, the Portfolios could then liquidate securities in a more deliberate manner, reducing its futures position simultaneously to maintain the desired balance, or it could maintain the hedged position.



As an alternative to futures contracts, the Portfolios can engage in options (or stock or bond index options or stock or bond index futures options) to manage the Portfolios' risk in advancing or declining markets. For example, the value of a put option generally increases as the underlying security declines below a specified level, value is protected against a market decline to the degree the performance of the put correlates with the performance of the Portfolios' investment portfolio. If the market remains stable or advances, the Portfolios can refrain from exercising the put and the Portfolios will participate in the advance, having incurred only the premium cost for the put.


The Portfolios are authorized to purchase and sell listed and over-the-counter options ("OTC Options"). OTC Options are subject to certain additional risks including default by the other party to the transaction and the liquidity of the transactions.


In addition to futures and options on securities, the Portfolios may engage in foreign currency futures and options. The Portfolios may use currency options to increase its gross income or to protect it against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the selling of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolios could be required to cover its position by purchasing or selling foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies in which the Portfolios invest are traded on U.S. and foreign exchanges or over-the-counter.



In certain cases, the options and futures markets provide investment or risk management opportunities that are not available from direct investments in securities. In addition, some strategies can be performed with greater ease and at lower cost by utilizing the options and futures markets rather than purchasing or selling portfolio securities or currencies. However, such transactions involve risks different from the direct investment in underlying securities such as imperfect correlation between the value of the instruments and the underlying assets, risks of default by the other party to certain transactions, risks that the transactions may incur losses that partially or completely offset gains in portfolio positions, risks that the transactions may not be liquid and manager risk. In addition, such transactions may involve commissions and other costs, which may increase a Portfolio's expenses and reduce its return. A more complete discussion of options, futures contracts and related options and their risks is contained in the Statement of Additional Information.


                  OTHER INVESTMENT PRACTICES AND RISK FACTORS


Although the Portfolios do not intend to engage in substantial short-term trading, each may sell securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or when the Portfolio's management believes the securities potential relative to the respective Portfolio's investment objective has lessened or otherwise. Each Portfolio's turnover rate is shown under the heading "Financial Highlights." The portfolio turnover rate for each Portfolio may be expected to vary from year to year. A high portfolio turnover rate (100% or more) increases the

Portfolio's transaction costs, including brokerage commissions or dealer costs, and may result in the realization of more short-term capital gains than if the Portfolio had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Portfolio's investment adviser considers portfolio changes appropriate.


Further information about these types of investments and other investment practices that may be used by the Portfolios is contained in the Statement of Additional Information which can be obtained by investors free of charge as described on the back cover of this prospectus.



TEMPORARY DEFENSIVE STRATEGY. When market conditions dictate a more "defensive" investment strategy, each Portfolio may invest on a temporary basis a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. With respect to the Global Equity Portfolio, the temporary investments may include comparable securities of foreign governments, their agencies or instrumentalities; however, during times of international political or economic uncertainty, all or a portion of the Portfolio's assets may be in U.S. issuers and denominated in U.S. dollars. Except with respect to the Money Market Portfolio, the effect of taking a defensive position may be that such Portfolio does not achieve its investment objective(s).



                                YEAR 2000 RISKS


Like other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Portfolios' investment adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Portfolios' investment adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, there can be no assurances that these steps will be sufficient to avoid any adverse impact to the Portfolios. In addition, the Year 2000 Problem may adversely affect the markets and the issuers of securities in which the Portfolios may invest which, in turn, may adversely affect the net asset values of the Portfolios. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies or issuers and overall economic uncertainty. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolios' investments may be adversely affected. The statements above are subject to the Year 2000 Information and Readiness Disclosure Act which Act may limit the legal rights regarding the use of such statements in the case of a dispute.

                              INVESTMENT ADVISORY
                                    SERVICES

                             THE INVESTMENT ADVISER


Van Kampen Asset Management Inc. is the investment adviser for each of the Portfolios (the "Adviser"). The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $75 billion under management or supervision. Van Kampen Investments' more than 50 open-end and 39 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen Funds Inc., the distributor of the Portfolios (the "Distributor") and the sponsor of the funds mentioned above, is also a wholly owned subsidiary of Van Kampen Investments. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The Adviser's principal office is located at 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555.

                           THE INVESTMENT SUBADVISER

Morgan Stanley Dean Witter Investment Management Inc. is the subadviser (the "Subadviser") for the Global Equity Portfolio and the Morgan Stanley Real Estate Securities Portfolio. The Subadviser is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., and is an affiliate of the Adviser. The Subadviser's address is 1221 Avenue of the Americas, New York, New York 10020.

                              ADVISORY AGREEMENTS

Each Portfolio retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement (the "Combined Advisory Agreement") between the Adviser and the Trust, on behalf of the Asset Allocation Portfolio, the Domestic Income Portfolio, the Enterprise Portfolio, the Government Portfolio and the Money Market Portfolio (the "Combined Portfolios") and under six additional advisory agreements between the Adviser and the Trust on behalf of each remaining Portfolio, the Trust pays the Adviser a monthly fee computed based upon an annual rate applied to average daily net assets of the Portfolios as follows:


-----------------------------------------

Asset Allocation Portfolio,
Domestic Income Portfolio,
Enterprise Portfolio, Government
Portfolio and Money Market
Portfolio (based upon their
combined average daily net assets)

     First $500 million...........  0.50%

     Next $500 million............  0.45%

     Over $1 billion..............  0.40%

     (The resulting fee is prorated to
     each of these Portfolios based upon
     their respective average daily net
     assets.)

Comstock Portfolio and Growth and
Income Portfolio (based upon each
Portfolio's average daily net
assets)

     First $500 million...........  0.60%

     Over $500 million............  0.55%

Emerging Growth Portfolio.........  0.70%
Global Equity Portfolio...........  1.00%

Morgan Stanley Real Estate
  Securities Portfolio............  1.00%

Strategic Stock Portfolio

     First $500 million...........  0.50%

     Over $500 million............  0.45%



After voluntary fee waivers applicable to certain Portfolios, each Portfolio paid the Adviser an advisory fee for the fiscal year ended December 31, 1998 at the effective rate applied to the Portfolio's average daily net assets as follows:



-----------------------------------------

Asset Allocation Portfolio........  0.38%

Comstock Portfolio................      *

Domestic Income Portfolio.........  0.01%

Emerging Growth Portfolio.........  0.32%

Enterprise Portfolio..............  0.46%

Global Equity Portfolio...........  0.00%

Government Portfolio..............  0.37%

Growth and Income Portfolio.......  0.26%

Money Market Portfolio............  0.11%

Morgan Stanley Real Estate
  Securities Portfolio............  1.00%

Strategic Stock Portfolio.........  0.00%


---------------

* As of December 31, 1998, the Comstock Portfolio had not commenced investment operations and, accordingly, had no assets nor paid advisory fees from which an effective rate could be derived.



Under each advisory agreement, the Portfolio reimburses the Adviser for the cost of the Portfolio's accounting services, which include maintaining its financial books and records and calculating its daily net asset value. Other operating expenses paid by the Portfolio include service fees, distribution fees, custodial fees, legal and independent accountant fees, the costs of reports and proxies to shareholders, trustees' fees (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other business expenses not specifically assumed by the Adviser.



For the Global Equity Portfolio and Morgan Stanley Real Estate Securities Portfolio, the Adviser has entered into subadvisory agreements (the "Subadvisory Agreements") with the Subadviser to assist the Adviser in performing its investment advisory functions. Under the Subadvisory Agreements, the Subadviser receives on an annual basis 50% of the net advisory fees received by the Adviser with respect to such Portfolios.


The Adviser may utilize at is own expense credit analysis, research and trading support services provided by its affiliate, Van Kampen Investment Advisory Corp. ("Advisory Corp.").

                          PERSONAL INVESTMENT POLICIES


The Trust, the Adviser and the Subadviser have adopted Codes of Ethics designed to recognize the fiduciary relationship among the Trust, the Adviser and the Subadviser and their employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


                              PORTFOLIO MANAGEMENT

The Portfolios have different portfolio managers. Except as described below for the Global Equity Portfolio and the Morgan Stanley Real Estate Securities Portfolio, each portfolio manager is an employee of the Adviser.


The Asset Allocation Portfolio is managed by a management team headed by John Cunniff, Senior Portfolio Manager. Mr. Cunniff is responsible for allocating the Portfolio's assets between the equity and fixed-income categories. Mr. Cunniff has been affiliated with the Portfolio since March 1996. Mr. Cunniff has been a Vice President and Director of Equity Research with the Adviser since October 1995. Prior to October 1995, Mr. Cunniff was a portfolio manager with Templeton Quantitative Advisors, a subsidiary of the Franklin Group. Tom Copper and Raj Wagle are Portfolio Managers responsible for the day-to-day management of the Portfolio's equity investments. Mr. Copper assists with managing the stock portion of the Portfolio and has been affiliated with the Portfolio since April 1999. Mr. Copper has been Vice President and Portfolio Manager of the Adviser since December 1986. Mr. Wagle assists with the asset allocation decision and has been affiliated with the Portfolio since April 1999. Mr. Wagle has been Portfolio Manager of the Adviser since April 1999 and a Quantitative Equity Analyst since February 1998. Prior to November 1997, he was an Equity Analyst with Aeltus Investment Management. Prior to December 1995, he was an Equity Analyst with Oppenheimer & Company. Walter W. Stabell, III manages the Portfolio's fixed-income investments and has been affiliated with the Portfolio since May 1998. Mr. Stabell has been a Vice President and Portfolio Manager of the Adviser since 1989.



The Comstock Portfolio is managed by a management team headed by B. Robert Baker, Jr., Senior Portfolio Manager. Mr. Baker has been primarily responsible for managing the Comstock Portfolio's investment portfolio since July 1994. Mr. Baker has been a Senior Vice President since March 1999 and a Vice President and a Portfolio Manager of the Adviser and Advisory Corp. since June 1995. Prior to June 1995, Mr. Baker was an Associate Portfolio Manager of the Adviser. Portfolio Managers Jason Leder and Edie Terreson have been responsible as co-managers for the day-to-day management of the Comstock Portfolio's investment portfolio since December 1995 and December 1997, respectively. Mr. Leder has been a Vice President since March 1999 and an Assistant Vice President of the Adviser and Advisory Corp. since October 1996. Prior to October 1996, Mr. Leder was an Associate Portfolio Manager of the Adviser. Prior to February 1995, Mr. Leder was a Securities Analyst with Salomon Brothers, Inc. Prior to August 1992, Mr. Leder was a Securities Analyst with Fidelity Management and Research. Ms. Terreson has been a Vice President since March 1999 and an Assistant Vice President of the Adviser and Advisory Corp. since December 1997. Prior to December 1997, Ms. Terreson was an Associate Portfolio Manager of the Adviser. Prior to March 1997, Ms. Terreson was a Securities Analyst and Associate Portfolio Manager with Delaware Investment Advisers. Prior to May 1996, Ms. Terreson was a Securities Analyst and Associate Portfolio Manager with J.W. Seligman & Co.

The Domestic Income Portfolio has been managed by Walter W. Stabell, III since June 1990. Mr. Stabell is a Vice President and Portfolio Manager of the Adviser. From December 1986 to August 1989, Mr. Stabell was a Senior Securities Analyst of the Adviser.



The Emerging Growth Portfolio is managed by a management team headed by Gary M. Lewis, Senior Portfolio Manager. Mr. Lewis has been primarily responsible for managing the Portfolio since its inception. Mr. Lewis has been Senior Vice President of the Adviser since October 1995 and Advisory Corp. since June 1995. Prior to October 1995, Mr. Lewis was Vice President and Portfolio Manager of the Adviser. Portfolio Managers Dudley Brickhouse, David Walker and Janet Luby are responsible as co-managers for the day-to-day management of the Portfolio. Mr. Brickhouse has been a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since January 1999 and an Associate Portfolio Manager of the Adviser since September 1997. Prior to September 1997, Mr. Brickhouse was with NationsBank Investment Management. Mr. Brickhouse has been affiliated with the Portfolio since September 1997. Mr. Walker has been a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since January 1999 and an Assistant Vice President of the Adviser since June 1995. Prior to June 1995 Mr. Walker was a Quantitative Analyst of the Adviser. Mr. Walker has been affiliated with the Portfolio since May 1996. Ms. Luby, has been Portfolio Manager and Vice President of the Adviser and Advisory Corp. since January 1999 and an Assistant Vice President of the Adviser since December 1997. Prior to January 1997, Ms. Luby was an Associate Portfolio Manager of the Adviser. Prior to July 1995, Ms. Luby was with AIM Capital Management, Inc. Ms. Luby has been affiliated with the Portfolio since May 1995.



The Enterprise Portfolio is managed by a management team headed by Jeff New, Senior Portfolio Manager. Mr. New has been affiliated with the Portfolio since 1991, has assisted in co-managing the Portfolio since July 1994 and has been the Senior Portfolio Manager of the Portfolio since December 1994. Mr. New has been a Senior Vice President and Senior Portfolio Manager of the Adviser since December 1997. Prior to December 1997, Mr. New was a Vice President and Portfolio Manager of the Adviser. Prior to December 1994, he was an Associate Portfolio Manager of the Adviser. He joined the Adviser in 1990. Portfolio Managers Michael Davis and Mary Jayne Maly are responsible for the day-to-day management of the Portfolio. Mr. Davis has been a Vice President and Portfolio Manager of the Adviser since March 1998. Prior to March 1998 he was the owner of Davis Equity Research, a stock research company. Mr. Davis has been an investment professional since 1983. Mr. Davis has been affiliated with the Portfolio since March 1998. Ms. Maly has been a Vice President and Portfolio Manager of the Adviser since July 1998. From July 1997 to June 1998, she was a Vice President at the Subadviser and assisted in the management of the Morgan Stanley Institutional Real Estate Funds and the Van Kampen Real Estate Securities Fund. Prior to July 1997, she was a Vice President and Portfolio Manager of the Adviser. Prior to November 1992, she was a Vice President and Senior Equity Analyst at Texas Commerce Investment Management Company. Ms. Maly has been affiliated with the Portfolio since July 1998.



The Global Equity Portfolio has been managed by Barton M. Biggs and Ann D. Thivierge since April 1997. Mr. Biggs has been Chairman and a director of the Subadviser since 1980. Mr. Biggs is also a Managing Director of the Subadviser and Morgan Stanley & Co. Incorporated and is a director and chairman of various registered investment companies to which the Subadviser and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Ms. Thivierge is a Managing Director of the Subadviser and Morgan Stanley & Co. Incorporated. She is a member of the Subadviser's asset allocation committee team. Ms. Thivierge has been with the Subadviser since 1986. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.



The Government Portfolio has been managed by John R. Reynoldson since December 1989. Mr. Reynoldson has been Senior Vice President of the Adviser since July 1991.



The Growth and Income Portfolio is managed by a management team of James A. Gilligan, Senior Portfolio Manager, and Scott Carroll, Portfolio Manager. Mr. Gilligan has been primarily responsible for managing the Portfolio since its inception. Mr. Gilligan has been Senior Vice President and Portfolio Manager of the Adviser since September 1995. Prior to September 1995, Mr. Gilligan was a Vice President and Portfolio Manager of the Adviser.

Mr. Carroll has been a Portfolio Manager of the Portfolio since July 1997 and of the Adviser since December 1996. Prior to December 1996, Mr. Carroll was an Equity Analyst with Lincoln Capital Management Company. Prior to September 1992, Mr. Carroll was a Senior Internal Auditor with Pittway Corporation.



The Morgan Stanley Real Estate Securities Portfolio is managed by Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined the Subadviser in 1995 and currently is a Principal of the Subadviser and Morgan Stanley & Co. Incorporated. He has primary responsibility for managing the Subadviser's global real estate securities business. Prior to joining the Subadviser, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of the Subadviser and Morgan Stanley & Co. Incorporated and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining the Subadviser, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. Mr. Funke graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts. Mr. Bigman has shared primary responsibility for managing the Portfolio's assets since March 1995. Mr. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.



The Strategic Stock Portfolio is managed by a management headed by John Cunniff, Senior Portfolio Manager. Mr. Cunniff has had responsibility for the Portfolio since its inception. Mr. Cunniff has been a Vice President and Director of Equity Research with the Adviser since October 1995. Prior to October 1995, Mr. Cunniff was a portfolio manager with Templeton Quantitative Advisors, a subsidiary of the Franklin Group. Raj Wagle, Portfolio Manager, has been affiliated with the Portfolio since April 1999. Mr. Wagle has been a Portfolio Manager of the Adviser since April 1999 and Quantitative Equity Analyst since February 1998. Prior to November 1997, he was an Equity Analyst with Aeltus Investment Management. Prior to December 1995, he was an Equity Analyst with Oppenheimer & Company.


                               PURCHASE OF SHARES


The Trust is offering its shares only to Accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The Trust does not foresee any disadvantage to holders of Contracts arising out of the fact that the interests of the holders may differ from the interests of holders of life insurance policies and that holders of one insurance policy may differ from holders of other insurance policies. Nevertheless, the Trust's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. The Contracts are described in the separate prospectuses issued by participating insurance companies and accompanying this Trust's prospectus.



The Trust continuously offers shares in each of the Portfolios to the Accounts at prices equal to the respective per share net asset value of the Portfolio. The Distributor, located at 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555, acts as the distributor of the shares. Each of the Trust and the Distributor reserves the right to refuse any order for the purchase of shares. Net asset value is determined in the manner set forth below under "Determination of Net Asset Value."


                        DETERMINATION OF NET ASSET VALUE

Net asset value per share is computed for each Portfolio as of the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. See the accompanying prospectus for the policies for information regarding holidays observed by the insurance company. Net asset value of each Portfolio is determined by adding the total market value of all portfolio securities held by the Portfolio, cash and other assets, including accrued interest. All liabilities, including accrued expenses, of the Portfolio are subtracted. The resulting amount is divided by the total number of outstanding shares of the Portfolio to arrive at the net asset value of each share. See "Determination of Net Asset Value" in the Statement of Additional Information for further information.


Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean between the last reported bid and asked prices. U.S. government and agency obligations are valued at the mean between the last reported bid and asked prices. Listed options are valued at the last reported sale price on the exchange on which such option is traded or, if no sales are reported, at the mean between the last reported bid and asked prices. Private placement securities are valued at the last reported bid price. Securities for which market quotations are not readily available and other assets are valued at a fair value in good faith by the Adviser in accordance with procedures established by the Portfolio's Board of Trustees. Short-term investments for all Portfolios other than the Money Market Portfolio are valued as described in the notes to financial statements in the Statement of Additional Information.


The Money Market Portfolio's assets are valued on the basis of amortized cost, which involves valuing a portfolio security at its cost, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it sold the security. During such periods, the yield to investors in the Portfolio may differ somewhat from that obtained in a similar fund which uses available market quotations to value all of its portfolio securities.


Trading in securities on many foreign securities exchanges (including European and Far Eastern securities exchange) and over-the-counter markets is normally completed before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, securities trading in a particular country or countries may not take place on all business days for the Exchange or may take place on days which are not business days for the Exchange. Changes in valuations on certain securities may occur at times or on days on which a Portfolio's net asset value is not calculated and on which a Portfolio does not effect sales, redemptions and exchanges of its shares. The Portfolio calculates net asset value per share, and therefore effects sales, redemptions and exchanges of its shares, as of the close of trading on the Exchange each day the Exchange is open for trading. Such calculation does not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when a Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by the Adviser based in accordance with procedures established by the Trustees.


                              REDEMPTION OF SHARES


Payment for shares tendered for redemption by the insurance company is made ordinarily in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt of a request in proper form. The market values of the securities in each Portfolio are subject to daily fluctuations and the net asset value per share of each Portfolio's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.


                                   DIVIDENDS,
                                 DISTRIBUTIONS
                                   AND TAXES

All dividends and capital gains distributions of each Portfolio are automatically reinvested by the Account in additional shares of such Portfolio.

Shares of the Money Market Portfolio and Government Portfolio become entitled to income distributions declared on the day the shareholder service agent receives payment of the purchase price in the form of federal funds. Such shares do not receive income distributions declared on the date of redemption.

DIVIDENDS OF THE MONEY MARKET PORTFOLIO. The Money Market Portfolio declares income dividends each business day payable monthly. The Money Market Portfolio's net income for dividend purposes is calculated daily and consists of interest accrued or discount earned, plus or minus any net realized gains or losses on portfolio securities, less any amortization of premium and the expenses of the Money Market Portfolio.

DIVIDENDS AND DISTRIBUTIONS OF THE ASSET ALLOCATION PORTFOLIO, THE COMSTOCK PORTFOLIO, THE DOMESTIC INCOME PORTFOLIO, THE EMERGING GROWTH PORTFOLIO, THE ENTERPRISE PORTFOLIO, THE GLOBAL EQUITY PORTFOLIO, THE GOVERNMENT PORTFOLIO, THE GROWTH AND INCOME PORTFOLIO, THE MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO AND THE STRATEGIC STOCK PORTFOLIO. Dividends from stocks and interest earned from other investments are the main source of income for these Portfolios. Substantially all of this income, less expenses, is distributed to Accounts on an annual basis. When a Portfolio sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Portfolio paid to purchase them. Net capital gains represent the excess of net long term capital gains over net short-term capital losses and any losses carried forward from prior years. Each of these Portfolios distributes any net capital gains to Accounts no less frequently than annually.


TAX STATUS OF THE PORTFOLIOS. Each Portfolio has elected to be taxed as a "regulated investment company" under the Code. By maintaining its qualification as a "regulated investment company," a Portfolio is not subject to federal income taxes to the extent it distributes its net investment income and net capital gains. If for any taxable year a Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income, including any net capital gains, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders).


TAX TREATMENT TO INSURANCE COMPANY AS SHAREHOLDER. The investments of the Accounts in the Portfolios are subject to the diversification requirements of
Section 817(h) of the Code, which must be met at the end of each quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring the Accounts to invest no more than 55% of their total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the U.S. Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer. In the event the investments of the Accounts in the Portfolios are not properly diversified under Code Section 817(h), then the policies funded by shares of the Portfolios will not be treated as life insurance for federal income tax purposes and the owners of the policies will be subject to taxation on their respective shares of the dividends and distributions paid by the relevant Portfolios.



Dividends paid by each Portfolio from its ordinary income and distributions of each Portfolio's net short-term capital gains are includable in the insurance company's gross income. The tax treatment of such dividends and distributions depends on the insurance company's tax status. To the extent that income of a Portfolio represents dividends on equity securities rather than interest income, its distributions are eligible for the 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. The Trust will send to the Accounts a written notice required by the Code designating the amount and character of any distributions made during such year.



Under the Code, any distributions designated as being made from a Portfolio's net capital gains are taxable to the insurance company as long-term capital gains. Such distributions of net capital gains will be designated as capital gain dividends in a written notice to the Accounts which accompanies the distribution payments. Capital gain dividends are not eligible for the dividends received deduction. Ordinary income dividends and capital gain dividends to the insurance company may also be subject to state and local taxes.


As described in the accompanying prospectus for the Contracts, the insurance company reserves the right to assess the Account a charge for any taxes paid by it.

CERTAIN INVESTMENT PRACTICES OF PORTFOLIOS. Certain investment practices of a Portfolio may be subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Portfolio and affect the holding period of the securities held by the Portfolio and the character of the gains or losses realized by the Portfolio. These provisions may also require the Portfolio to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to maintain the Portfolio's qualification as a regulated investment company and avoid income and excise taxes. Each Portfolio will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's financial performance for the past five years. The Comstock Portfolio had not commenced investment operations prior to December 31, 1998 and has no historical financial highlights to report. Certain information reflects financial results for a single share of a Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each Portfolio's financial statements, are included in the Statement of Additional Information and may be obtained by shareholders without charge by calling the telephone number on the back cover of this prospectus. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.


                                                                  Year Ended December 31,
        ASSET ALLOCATION PORTFOLIO                1998         1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period..................................       $11.910      $11.352      $ 11.64      $  9.99      $11.80
                                                 -------      -------      -------      -------      ------
  Net Investment Income...................          .425         .513         .482          .48         .45
  Net Realized and Unrealized Gain/Loss...         1.416        1.897        1.083       2.6425        (.89)
                                                 -------      -------      -------      -------      ------

Total from Investment Operations..........         1.841        2.410        1.565       3.1225        (.44)
                                                 -------      -------      -------      -------      ------

Less:
  Distributions from Net Investment
     Income...............................          .013         .518         .478        .4775         .45
  Distributions from Net Realized Gain....          .354        1.334        1.375         .995         .90
  Distributions in Excess of Net Realized
     Gain.................................             -            -            -            -         .02
                                                 -------      -------      -------      -------      ------

Total Distributions.......................          .367        1.852        1.853       1.4725        1.37
                                                 -------      -------      -------      -------      ------

Net Asset Value, End of the Period........       $13.384      $11.910      $11.352      $ 11.64      $ 9.99
                                                 =======      =======      =======      =======      ======

Total Return*.............................        15.67%       21.81%       13.87%       31.36%      (3.66%)
Net Assets at End of the Period (In
  millions)...............................       $  61.5      $  63.3      $  63.9      $  63.0      $ 56.6
Ratio of Expenses to Average Net
  Assets*.................................          .60%         .60%         .60%         .60%        .60%
Ratio of Net Investment Income to Average
  Net Assets*.............................         3.17%        3.86%        3.78%        3.85%       3.70%
Portfolio turnover........................           93%          58%         118%         124%        163%

*If certain expenses had not been assumed
by the Adviser, Total Return would have
been lower and the ratios would have been
as follows:
Ratio of Expenses to Average Net Assets...          .72%         .71%         .81%         .74%        .72%
Ratio of Net Investment Income to Average
  Net Assets..............................         3.05%        3.75%        3.57%        3.71%       3.58%

                                                                    Year Ended December 31,
          DOMESTIC INCOME PORTFOLIO                  1998        1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of the Period......      $8.252      $8.008      $ 8.21      $ 7.35      $  8.58
                                                    ------      ------      ------      ------      -------

  Net Investment Income.......................        .614        .704        .755         .71          .85
  Net Realized and Unrealized Gain/Loss.......       (.096)       .252       (.212)      .8525      (1.2275)
                                                    ------      ------      ------      ------      -------

Total from Investment Operations..............        .518        .956        .543      1.5625       (.3775)
                                                    ------      ------      ------      ------      -------

  Less Distributions from Net Investment
     Income...................................        .022        .712        .745       .7025        .8525
                                                    ------      ------      ------      ------      -------

Net Asset Value, End of the Period............      $8.748      $8.252      $8.008      $ 8.21      $  7.35
                                                    ======      ======      ======      ======      =======

Total Return*.................................       6.34%      11.90%       6.68%      21.37%       (4.33%)
Net Assets at End of the Period (In
  millions)...................................      $ 17.9      $ 17.2      $ 19.8      $ 26.6      $  21.3
Ratio of Expenses to Average Net Assets*......        .60%        .60%        .60%        .60%         .60%
Ratio of Net Investment Income to Average Net
  Assets*.....................................       7.29%       7.74%       7.97%       8.11%        8.35%

Portfolio Turnover............................         46%         78%         77%         54%          94%

*If certain expenses had not been assumed by
 the Adviser, Total Return would have been
 lower and the ratios would have been as
 follows:
Ratio of Expenses to Average Net Assets.......       1.09%       1.05%       1.29%        .93%         .95%
Ratio of Net Investment Income to Average Net
  Assets......................................       6.80%       7.29%       7.28%       7.78%        8.00%



                                                                                         July 3, 1995
                                                                                       (Commencement of
                                                     Year Ended December 31,       Investment Operations) to
          Emerging Growth Portfolio                1998       1997       1996          December 31, 1995
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period......    $16.450    $13.660    $ 11.72             $10.00
                                                  -------    -------    -------             ------

  Net Investment Loss.........................      (.014)     (.007)     (.016)              (.08)
  Net Realized and Unrealized Gain............      6.186      2.797      1.956               1.80
                                                  -------    -------    -------             ------

Total from Investment Operations..............      6.172      2.790      1.940               1.72
  Less Distributions in Excess of Net
     Investment Income........................       .007        -0-        -0-                -0-
                                                  -------    -------    -------             ------

Net Asset Value, End of the Period............    $22.615    $16.450    $13.660             $11.72
                                                  =======    =======    =======             ======

Total Return*.................................     37.56%     20.42%     16.55%             17.20%**
Net Assets at End of the Period (In
  millions)...................................    $  33.4    $  10.5    $   5.2             $  2.3
Ratio of Expenses to Average Net Assets*......       .85%       .85%       .85%              2.50%
Ratio of Net Investment Loss to Average Net
  Assets*.....................................      (.23%)     (.11%)     (.17%)            (1.45%)
Portfolio Turnover............................        91%       116%       102%                41%**

*If certain expenses had not been assumed by
 the Adviser, Total Return would have been
 lower and the ratios would have been as
 follows:
Ratio of Expenses to Average Net Assets.......      1.23%      2.14%      3.28%              5.40%
Ratio of Net Investment Loss to Average Net
  Assets......................................      (.61%)    (1.40%)    (2.60%)            (4.35%)


** Non-Annualized

                                                                   Year Ended December 31,
             ENTERPRISE PORTFOLIO                    1998         1997       1996       1995        1994
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period......      $18.106      $16.262    $ 14.69    $ 12.39    $  14.57
                                                    -------      -------    -------    -------    --------

  Net Investment Income.......................         .069         .091       .113        .32         .25
  Net Realized and Unrealized Gain/Loss.......        4.441        4.734      3.417       4.22      (.7625)
                                                    -------      -------    -------    -------    --------

Total from Investment Operations..............        4.510        4.825      3.530       4.54      (.5125)
                                                    -------      -------    -------    -------    --------

Less:

  Distributions from Net Investment Income....         .017         .096       .109      .3175         .25

  Distributions from Net Realized Gain........         .209        2.885      1.849     1.9225      1.4175
                                                    -------      -------    -------    -------    --------

Total Distributions...........................         .226        2.981      1.958       2.24      1.6675
                                                    -------      -------    -------    -------    --------

Net Asset Value, End of the Period............      $22.390      $18.106    $16.262    $ 14.69    $  12.39
                                                    =======      =======    =======    =======    ========

Total Return*.................................       25.00%       30.66%     24.80%     36.98%      (3.39%)
Net Assets at End of the Period (In
  millions)...................................      $ 123.6      $  98.7    $  84.8    $  76.0    $   67.5
Ratio of Expenses to Average Net Assets*......         .60%         .60%       .60%       .60%        .60%
Ratio of Net Investment Income to Average Net
  Assets*.....................................         .35%         .47%       .68%      2.06%       1.72%

Portfolio Turnover............................          82%          82%       152%       145%        153%

*If certain expenses had not been assumed by
 the Adviser, Total Return would have been
 lower and the ratios would have been as
 follows:
Ratio of Expense to Average Net Assets........          64%         .66%       .75%       .68%        .68%
Ratio of Net Investment Income to Average Net
  Assets......................................         .31%         .41%       .53%      1.98%       1.64%



                                                                                         July 3, 1995
                                                                                       (Commencement of
                                                     Year Ended December 31,       Investment Operations) to
           Global Equity Portfolio                 1998       1997       1996          December 31, 1995
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period......    $11.004    $11.658    $ 10.30             $10.00
                                                  -------    -------    -------             ------

  Net Investment Income/Loss..................       .089       .110       .035               (.16)
  Net Realized and Unrealized Gain............      2.258      1.696      1.687                .46
                                                  -------    -------    -------             ------

Total from Investment Operations..............      2.347      1.806      1.722                .30
                                                  -------    -------    -------             ------

Less:
  Distributions from and in Excess of Net
     Investment Income........................       .143       .106       .188                  -
  Distributions from and in Excess of Net
     Realized Gain............................          -      2.354       .176                  -
                                                  -------    -------    -------             ------

Total Distributions...........................       .143      2.460       .364                  -
                                                  -------    -------    -------             ------
Net Asset Value, End of the Period............    $13.208    $11.004    $11.658             $10.30
                                                  =======    =======    =======             ======

Total Return*.................................     21.61%     15.85%     16.72%              3.00%**
Net Assets at End of the Period (In
  millions)...................................    $   3.4    $   3.0    $   2.5             $  2.4
Ratio of Expenses to Average Net Assets*......      1.20%      1.20%      1.20%              4.35%
Ratio of Net Investment Income/Loss to Average
  Net Assets*.................................       .79%       .76%       .27%             (2.76%)
Portfolio Turnover............................         3%       132%        94%                42%**

*If certain expenses had not been assumed by
 the Adviser, Total Return would have been
 lower and the ratios would have been as
 follows:
Ratio of Expenses to Average Net Assets.......      6.27%      6.78%      7.43%              8.27%
Ratio of Net Investment Loss to Average Net
  Assets......................................     (4.28%)    (4.82%)    (5.96%)            (6.68%)


** Non-Annualized

                                                                    Year Ended December 31,
             GOVERNMENT PORTFOLIO                     1998        1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period.......      $8.920      $8.666      $ 9.06      $ 8.28      $ 9.26
                                                     ------      ------      ------      ------      ------

  Net Investment Income........................        .520        .566        .569         .60         .56
  Net Realized and Unrealized Gain/Loss........        .244        .231       (.388)        .78       (.985)
                                                     ------      ------      ------      ------      ------

Total From Investment Operations...............        .764        .797        .181        1.38       (.425)

Less Distributions from and in Excess of Net
  Investment Income............................        .090        .543        .575         .60        .555
                                                     ------      ------      ------      ------      ------

Net Asset Value, End of the Period.............      $9.594      $8.920      $8.666      $ 9.06      $ 8.28
                                                     ======      ======      ======      ======      ======

Total Return*..................................       8.59%       9.61%       2.12%      17.17%      (4.63%)
Net Assets at End of the Period (In
  millions)....................................      $ 57.1      $ 52.6      $ 57.3      $ 67.0      $ 65.5
Ratio of Expenses to Average Net Assets*.......        .60%        .60%        .60%        .60%        .60%
Ratio of Net Investment Income to Average Net
  Assets*......................................       5.74%       6.51%       6.56%       6.89%       6.71%
Portfolio Turnover.............................        107%        119%        143%        164%        192%

*If certain expenses had not been assumed by
 the Adviser, Total Return would have been
 lower and the ratios would have been as
 follows:
Ratio of Expenses to Average Net Assets........        .73%        .74%        .80%        .72%        .70%
Ratio of Net Investment Income to Average Net
  Assets.......................................       5.61%       6.37%       6.36%       6.77%       6.61%



                                                                                      December 23, 1996
                                                                                      (Commencement of
                                                    Year Ended December 31,       Investment Operations) to
          Growth and Income Portfolio               1998              1997            December 31, 1996
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period.......    $12.123           $ 9.970               $10.000
                                                   -------           -------               -------

  Net Investment Income........................       .120              .072                  .011
  Net Realized and Unrealized Gain/Loss........      2.254             2.309                 (.041)
                                                   -------           -------               -------

Total From Investment Operations...............      2.374             2.381                 (.030)
                                                   -------           -------               -------

Less:
  Distributions from Net Investment Income.....       .016              .065                   -0-
  Distributions from and in Excess of Net
     Realized Gain.............................        -0-              .163                   -0-
                                                   -------           -------               -------

Total Distributions............................       .016              .228                   -0-
                                                   -------           -------               -------

Net Asset Value, End of the Period.............    $14.481           $12.123               $ 9.970
                                                   =======           =======               =======

Total Return*..................................     19.61%            23.90%                 (.30%) **
Net Assets at End of the Period (In
  millions)....................................    $  32.2           $  11.7               $   0.5
Ratio of Expenses to Average Net Assets*.......       .75%              .75%                  .75%
Ratio of Net Investment Income to Average Net
  Assets*......................................      1.27%             1.19%                 4.47%
Portfolio Turnover.............................        70%               96%                    0%**

*If certain expenses had not been assumed by
 the Adviser, Total Return would have been
 lower and the ratios would have been as
 follows:
Ratio of Expenses to Average Net Assets........      1.09%             1.63%                45.97%
Ratio of Net Investment Income/Loss to Average
  Net Assets...................................       .93%              .31%               (40.74%)


** Non-Annualized

                                                                   Year Ended December 31,
             MONEY MARKET PORTFOLIO                   1998       1997       1996       1995        1994
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period........      $1.00      $1.00      $1.00      $1.00      $ 1.00
                                                      -----      -----      -----      -----      ------

  Net Investment Income.........................       .049       .049       .048      .0533       .0365

Less Distributions from Net Investment Income...       .049       .049       .048      .0533       .0365
                                                      -----      -----      -----      -----      ------

Net Asset Value, End of the Period..............      $1.00      $1.00      $1.00      $1.00      $ 1.00
                                                      =====      =====      =====      =====      ======

Total Return*...................................      5.02%      5.06%      4.89%      5.46%       3.71%
Net Assets at End of the Period (In millions)...      $26.7      $19.7      $19.6      $21.6      $ 28.5
Ratio of Expenses to Average Net Assets*........       .60%       .60%       .60%       .60%        .60%
Ratio of Net Investment Income to Average Net
  Assets*.......................................      4.88%      4.95%      4.78%      5.33%       3.63%

*If certain expenses had not been assumed by the
 Adviser, Total Return would have been lower and
 the ratios would have been as follows:
Ratio of Expenses to Average Net Assets.........       .99%       .98%      1.29%       .93%        .87%
Ratio of Net Investment Income to Average Net
  Assets........................................      4.49%      4.57%      4.10%      5.00%       3.37%



                                                                                         July 3, 1995
                                                                                       (Commencement of
                                                      Year Ended December 31,      Investment Operations) to
Morgan Stanley Real Estate Securities Portfolio     1998       1997       1996         December 31, 1995
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period.......    $15.846    $14.784    $ 10.74            $10.00
                                                   -------    -------    -------            ------

  Net Investment Income........................       .781       .464       .217               .20
  Net Realized and Unrealized Gain/Loss........     (2.597)     2.617      4.117             .6325
                                                   -------    -------    -------            ------

Total from Investment Operations...............     (1.816)     3.081      4.334             .8325
                                                   -------    -------    -------            ------

Less:

  Distributions from Net Investment Income.....       .025       .470       .199             .0925

  Distributions from Net Realized Gain.........       .246      1.549       .091               -0-
                                                   -------    -------    -------            ------

Total Distributions............................       .271      2.019       .290             .0925
                                                   -------    -------    -------            ------           ---

Net Asset Value, End of the Period.............    $13.759    $15.846    $14.784            $10.74
                                                   =======    =======    =======            ======

Total Return*..................................    (11.62%)    21.47%     40.53%             8.35%**
Net Assets at End of the Period (In
  millions)....................................    $ 208.8    $ 299.4    $ 167.5            $  8.6
Ratio of Expenses to Average Net Assets*.......      1.08%      1.07%      1.10%             2.50%
Ratio of Net Investment Income to Average Net
  Assets*......................................      4.72%      3.42%      5.06%             3.75%
Portfolio Turnover.............................       110%       177%        84%               85%**

*If certain expenses had not been assumed by
 the Adviser, Total Return would have been
 lower and the ratios would have been as
 follows:
Ratio of Expenses to Average Net Assets........        N/A        N/A      1.27%             2.90%
Ratio of Net Investment Income to Average Net
  Assets.......................................        N/A        N/A      4.89%             3.36%


** Non-Annualized

N/A = Not Applicable

                                                                                       November 3, 1997
                                                             Year Ended                (Commencement of
                                                            December 31,           Investment Operations) to
             Strategic Stock Portfolio                          1998                   December 31, 1997
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period............          $10.245                       $10.000
                                                              -------                       -------

  Net Investment Income.............................             .113                          .027
  Net Realized and Unrealized Gain..................            1.586                          .218
                                                              -------                       -------

Total from Investment Operations....................            1.699                          .245

Less Distributions from Net Investment Income.......             .012                           -0-
                                                              -------                       -------

Net Asset Value, End of the Period..................          $11.932                       $10.245
                                                              =======                       =======

Total Return*.......................................           16.51%                         2.45%**
Net Assets at End of the Period (In millions).......          $  21.4                       $   2.5
Ratio of Expenses to Average Net Assets*............             .65%                          .61%
Ratio of Net Investment Income to Average Net
  Assets*...........................................            2.01%                         2.67%
Portfolio Turnover..................................              10%                            0%**

*If certain expenses had not been assumed by the
 Adviser, Total Return would have been lower and the
 ratios would have been as follows:
Ratio of Expenses to Average Net Assets.............            1.25%                         2.59%
Ratio of Net Investment Income to Average Net
  Assets............................................            1.41%                          .68%


** Non-Annualized

                                  APPENDIX --
                                 DESCRIPTION OF
                               SECURITIES RATINGS

STANDARD & POOR'S -- A brief description of the applicable Standard & Poor's (S&P) rating symbols and their meanings (as published by S&P) follow:

A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation:

2. Nature of and provisions of the obligation:

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

                     1. LONG-TERM DEBT -- INVESTMENT GRADE

AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to meet its financial commitment on the obligation is extremely strong.

AA: Debt rated "AA" differs from the highest rated issues only in small degree. Capacity to meet its financial commitment on the obligation is very strong.

A: Debt rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. Capacity to meet its financial commitment on the obligation is still strong.

BBB: Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

                               SPECULATIVE GRADE

BB, B, CCC, CC, C: Debts rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Debt rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Debt rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Debt rated "CC" is currently highly vulnerable to nonpayment.

C: The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Debt rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain ratings or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

                              2. COMMERCIAL PAPER

A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1: The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: This rating is assigned to short-term debt obligations currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

                               3. PREFERRED STOCK

A S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

i. Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

ii. Nature of, and provisions of, the issuer.

iii. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

AAA: This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated "AA" also qualifies as a high-quality, fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

A: An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, B and CCC: Preferred stock rated "B", "B", and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations.

"BB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

C: A preferred stock rated "C" is a nonpaying issue.

D: A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. PLUS (+) or MINUS (-): To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

MOODY'S INVESTORS SERVICE -- a brief description of the applicable Moody's Investors Service (Moody's) rating symbols and their meanings (as published by Moody's Investor Service) follows:

                               1. LONG-TERM DEBT

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long- term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated a possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                               2. SHORT-TERM DEBT

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issues:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins is earnings coverage of fixed financial charges and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes of the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

                               3. PREFERRED STOCK

Preferred stock rating symbols and their definitions are as follows:

AAA: As issue which is rated "AAA" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA: An issue which is rated "AA" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A: An issue which is rated "A" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "AAA" and "AA" classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.

BAA: An issue which is rated "BAA" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA: An issue which is rated "BA" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B: An issue which is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA: An issue which is rated "CAA" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA: An issue which is rated "CA" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

C: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                              FOR MORE INFORMATION

                 EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS
                       Call your broker or (800) 341-2911
           7:00 a.m. to 7:00 p.m. Central time Monday through Friday

                                    DEALERS
 For dealer information, selling agreements, wire orders, or redemptions, call the Distributor at (800) 421-5666

                     TELECOMMUNICATIONS DEVICE FOR THE DEAF
 For shareholder and dealer inquiries through Telecommunications Device for the
                        Deaf (TDD), call (800) 421-2833

                                  FUND INFO(R)
             For automated telephone services, call (800) 847-2424

                                    WEB SITE
                               www.vankampen.com

                        VAN KAMPEN LIFE INVESTMENT TRUST
                                1 Parkview Plaza
                                  PO Box 5555
                        Oakbrook Terrace, IL 60181-5555

                               Investment Adviser

                        VAN KAMPEN ASSET MANAGEMENT INC.
                                1 Parkview Plaza
                                  PO Box 5555
                        Oakbrook Terrace, IL 60181-5555

           Investment Subadviser -- Global Equity and Morgan Stanley
                     Real Estate Securities Portfolios only

             MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
                          1221 Avenue of the Americas
                               New York, NY 10020

                                  Distributor

                             VAN KAMPEN FUNDS INC.
                                1 Parkview Plaza
                                  PO Box 5555
                        Oakbrook Terrace, IL 60181-5555

                                 Transfer Agent

                       VAN KAMPEN INVESTOR SERVICES INC.
                                 PO Box 418256
                           Kansas City, MO 64141-9256
                     Attn: Van Kampen Life Investment Trust

                                   Custodian

                      STATE STREET BANK AND TRUST COMPANY
                     225 West Franklin Street, PO Box 1713
                             Boston, MA 02105-1713
                     Attn: Van Kampen Life Investment Trust

                                 Legal Counsel

                SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
                             333 West Wacker Drive
                               Chicago, IL 60606

                            Independent Accountants

                           PRICEWATERHOUSECOOPERS LLP
                            200 East Randolph Drive
                               Chicago, IL 60601

                                   VAN KAMPEN
                             LIFE INVESTMENT TRUST

                                   PROSPECTUS

                                 APRIL 30, 1999



                 A Statement of Additional Information, which contains more details about the Trust and its Portfolios, is incorporated by reference in its entirety into this prospectus.


                 You will find additional information about the Portfolios in their annual and semiannual reports, which explain the market conditions and investment strategies affecting the
                 Portfolios' recent performance.

                 You can ask questions or obtain a free copy of the Portfolios' reports or the Statement of Additional Information by calling (800) 341-2911 from 7:00 a.m. to 7:00 p.m., Central time, Monday through Friday.
                 Telecommunications Device for the Deaf users may call (800) 421-2833. A free copy of the Portfolios' reports can also be ordered from our web site at www.vankampen.com.


                 Information about the Trust and its
                 Portfolios, including the reports and
                 Statement of Additional Information, has been filed with the Securities and Exchange Commission (SEC). It can be reviewed and copied at the SEC Public Reference Room in Washington, DC or online at the SEC's web site (http://www.sec.gov). For more information, please call the SEC at (800) SEC-0330. You can also request these materials by writing the Public Reference Section of the SEC, Washington DC, 20549-6009, and paying a duplication fee.



                            [VAN KAMPEN FUNDS LOGO]


Investment Company Act File No. 811-4424.                           LIT PRO 4/99

                      STATEMENT OF ADDITIONAL INFORMATION


                        VAN KAMPEN LIFE INVESTMENT TRUST

     Van Kampen Life Investment Trust (the "Trust") is an open-end management investment company with eleven Portfolios (the "Portfolios"): Asset Allocation Portfolio (formerly Multiple Strategy Fund), Comstock Portfolio, Domestic Income Portfolio (formerly Domestic Strategic Income Fund), Emerging Growth Portfolio (formerly Emerging Growth Fund), Enterprise Portfolio (formerly Common Stock
Fund), Global Equity Portfolio (formerly Global Equity Fund), Government Portfolio (formerly Government Fund), Growth and Income Portfolio (formerly Growth and Income Fund), Money Market Portfolio (formerly Money Market Fund), Morgan Stanley Real Estate Securities Portfolio (formerly Real Estate Securities Portfolio) and Strategic Stock Portfolio. Each Portfolio is in effect a separate diversified mutual fund issuing its own shares.


     This Statement of Additional Information is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Trust's applicable prospectus (the "Prospectus") dated as of the same date as this Statement of Additional Information. This Statement of Additional Information does not include all the information a prospective investor should consider before purchasing shares of the Trust. Investors should obtain and read a Prospectus containing disclosure with respect to the Portfolio in which the investor wishes to invest prior to purchasing shares of such Portfolio. A Prospectus may be obtained without charge by writing or calling Van Kampen Funds Inc. (the "Distributor") at 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555 at (800) 421-5666 or (800) 421-2833 for the hearing impaired.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
General Information.........................................  B-2
Investment Practices........................................  B-6
Options, Futures Contracts and Options on Futures
  Contracts.................................................  B-14
Investment Restrictions.....................................  B-21
Trustees and Officers.......................................  B-38
Investment Advisory Agreements..............................  B-46
Distributor.................................................  B-49
Transfer Agent..............................................  B-50
Portfolio Transactions and Brokerage Allocation.............  B-50
Determination of Net Asset Value............................  B-52
Purchase and Redemption of Shares...........................  B-53
Tax Status..................................................  B-54
Portfolio Performance.......................................  B-55
Money Market Portfolio Yield Information....................  B-58
Other Information...........................................  B-59
Report of Independent Accountants...........................  F-1
Financial Statements........................................  F-2
Notes to Financial Statements...............................  F-72



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1999.

GENERAL INFORMATION


     Van Kampen Life Investment Trust, formerly known as Van Kampen American Capital Life Investment Trust (the "Trust"), was originally organized as a business trust under the laws of the Commonwealth of Massachusetts on June 3, 1985 under the name American Capital Life Investment Trust. As of September 16, 1995, the Trust was reorganized as a business trust under the laws of the State of Delaware and changed its name. On July 14, 1998, the Trust adopted its current name.


     Van Kampen Asset Management Inc. (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), and Van Kampen Investor Services Inc. ("Investor Services") are wholly owned subsidiaries of Van Kampen Investments Inc. ("Van Kampen Investments"), which is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and Van Kampen Investments is located at 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555.

     Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Dean Witter Investment Management Inc., an investment adviser (the "Subadviser"), Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

     The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest, par value $0.01 per share, which can be divided into series, such as the Portfolios. Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.

     Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as otherwise described in the Prospectus or herein, shares do not have cumulative voting rights, preemptive rights or any conversion, subscription or exchange rights.


     The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of majority of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Trust to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or rules or regulations promulgated by the Securities and Exchange Commission ("SEC").


     The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the 1940 Act or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

     Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

     As of April 6, 1999, no person was known by the Trust to own beneficially or to hold of record 5% or more of the outstanding shares of any portfolio except as set forth below. The Trust offers its shares only to separate accounts of various insurance companies. Those separate accounts have authority to vote shares from which they have not received instructions from the Contract Owners, but only in the same proportion with respect to "yes" votes, "no" votes or abstentions as is the case with respect to shares for which instructions were received.



                                                            AMOUNT OF RECORD OWNERSHIP
                  NAME AND ADDRESS OF                            OF THE PORTFOLIO         PERCENTAGE
                     RECORD HOLDER                               AT APRIL 6, 1999         OWNERSHIP
                  -------------------                       --------------------------    ----------
ASSET ALLOCATION FUND
Nationwide Life Insurance Co............................             2,390,991               47.49%
  Nationwide VL1 -- Separate Account
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
Nationwide Life Insurance Co............................             2,533,719               50.32%
  Nationwide Variable Account -- 3
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
DOMESTIC INCOME PORTFOLIO
American General Life Insurance Co......................               581,574               24.85%
  Separate Account D
  Attn. James A. Totten
  P.O. Box 1591
  Houston, TX 77251-1591
Nationwide Life Insurance Co............................               192,354                8.22%
  Nationwide VLI Separate Account
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
Nationwide Life Insurance Co............................               794,275               33.94%
  Nationwide Variable Account -- 3
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
Van Kampen Generations Variable Annuities...............               503,848               21.53%
  c/o American General Life Insurance Co.
  P.O. Box 1591
  Houston, TX 77251-1591
The Travelers Separate Account for......................               213,676                9.13%
  Variable Annuities of the
  Travelers Insurance Co.
  One Tower Square 5MS
  Hartford, CT 06183-0002
EMERGING GROWTH PORTFOLIO
Van Kampen Generations Variable Annuities...............               901,625               41.02%
  c/o American General Life Insurance Co.
  P.O. Box 1591
  Houston, TX 77251-1591

                                                            AMOUNT OF RECORD OWNERSHIP
                  NAME AND ADDRESS OF                            OF THE PORTFOLIO         PERCENTAGE
                     RECORD HOLDER                               AT APRIL 6, 1999         OWNERSHIP
                  -------------------                       --------------------------    ----------
Nationwide Life Insurance Co............................               177,834                8.09%
  Nationwide Variable Account -- 3
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
Nationwide Life Insurance Co............................               122,628                5.58%
  Nationwide VLI Separate Account
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
Northbrook Life Insurance Co............................               877,857               39.94%
  MSDWVA II
  3100 Sanders Road Station N4A
  Northbrook, IL 60062-7156
ENTERPRISE PORTFOLIO
American General Life Insurance Co......................               704,780               11.56%
  Separate Account -- D
  Attn. James A. Totten
  P.O. Box 1591
  Houston, TX 77251-1591
Nationwide Life Insurance Co............................             1,782,774               29.25%
  Nationwide Variable Account -- 3
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
Nationwide Life Insurance Co............................             1,736,413               28.49%
  Nationwide VLI Separate Account
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
Van Kampen Generations Variable Annuities...............             1,185,522               19.45%
  c/o American General Life Insurance Co.
  P.O. Box 1591
  Houston, TX 77251-1591
Hartford Life and Annuity Insurance Company.............               399,893                6.56%
  Separate Account Three
  MSDW Select Dimensions
  Attn: Carol Lewis
  P.O. Box 2999
  Hartford, CT 06104-2999
GLOBAL EQUITY PORTFOLIO
Van Kampen Funds Inc....................................                95,241               40.75%
  One Chase Manhattan Plaza
  37th Floor
  New York, NY 10005
Nationwide Life Insurance Co............................                80,758               34.55%
  Nationwide VLI Separate Account
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029

                                                            AMOUNT OF RECORD OWNERSHIP
                  NAME AND ADDRESS OF                            OF THE PORTFOLIO         PERCENTAGE
                     RECORD HOLDER                               AT APRIL 6, 1999         OWNERSHIP
                  -------------------                       --------------------------    ----------
Nationwide Life Insurance Co............................                57,718               24.70%
  Nationwide Variable Account -- 3
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
GOVERNMENT PORTFOLIO
Nationwide Life Insurance Co............................             4,821,210               76.15%
  Nationwide VLI Separate Account
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
Van Kampen Generations Variable Annuities...............               798,801               12.62%
  c/o American General Life Insurance Co.
  P.O. Box 1591
  Houston, TX 77251-1591
Nationwide Life Insurance Co............................               473,445                7.48%
  Nationwide Variable Account -- 3
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
GROWTH AND INCOME PORTFOLIO
Van Kampen Generations Variable Annuities...............             2,340,803               87.62%
  c/o American General Life Insurance Co.
  P.O. Box 1591
  Houston, TX 77251-1591
The Travelers Separate Account for......................               235,893                8.83%
  Variable Annuities of the
  Travelers Insurance Co.
  One Tower Square JMS
  Hartford, CT 06183-0002
MONEY MARKET PORTFOLIO
American General Life Insurance Co......................             4,062,184               13.49%
  Separate Account D
  Attn. James A. Totten
  P.O. Box 1591
  Houston, TX 77251-1591
Nationwide Life Insurance Co............................             8,546,711               28.39%
  Nationwide VLI Separate Account
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
Nationwide Life Insurance Co............................             7,982,466               26.52%
  Nationwide Variable Account -- 3
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
Van Kampen Generations Variable Annuities...............             3,898,033               12.95%
  c/o American General Life Insurance Co.
  P.O. Box 1591
  Houston, TX 77251-1591

                                                            AMOUNT OF RECORD OWNERSHIP
                  NAME AND ADDRESS OF                            OF THE PORTFOLIO         PERCENTAGE
                     RECORD HOLDER                               AT APRIL 6, 1999         OWNERSHIP
                  -------------------                       --------------------------    ----------
The Travelers Separate Account for......................             4,951,637               16.45%
  Variable Annuities of the
  Travelers Insurance Co.
  One Tower Square JMS
  Hartford, CT 06183-0002
MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
Nationwide Life Insurance Co............................            10,116,295               73.11%
  Nationwide Variable Account II
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
Nationwide Life Insurance Co............................             1,394,840               10.08%
  NWVA-9
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
STRATEGIC STOCK PORTFOLIO
Van Kampen Generations Variable Annuities...............             1,346,615               64.30%
  c/o American General Life Insurance Co.
  P.O. Box 1591
  Houston, TX 77251-1591
Hartford Life and Annuity Insurance Co..................               648,940               30.99%
  Separate Account Three
  MSDW Select Dimensions
  Attn. Carol Lewis
  P.O. Box 2999
  Hartford, CT 06104-2999


                              INVESTMENT PRACTICES

     The following disclosures supplement disclosures set forth in the prospectus and do not, standing alone, present a complete or accurate explanation of the matters disclosed. Readers must refer also to this caption in the prospectus for a complete presentation of the matters disclosed below.

FOREIGN SECURITIES


     The Portfolios also may purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. These securities may not necessarily be denominated in the same currency as the underlying securities but generally are denominated in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid by the ADR holders. In addition, less information generally is available for an unsponsored ADR than about a sponsored ADR and financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Portfolios may invest in ADRs through both sponsored and unsponsored arrangements. EDRs are receipts issued in Europe by banks or depositaries which evidence similar ownership arrangement.

DURATION


     Duration is a measure of the expected life of a debt security that was developed as an alternative to the concept of "term to maturity." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure. Traditionally a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates. However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration is a measure of the expected life of a debt security on a present value basis expressed in years. It measures the length of the time interval between the present and the time when the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity, and for zero coupon issues, duration and term to maturity are equal. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.


MORTGAGE-RELATED SECURITIES

     The Government Portfolio invests in mortgage-related securities. Mortgage-related securities may be issued or guaranteed by an agency or instrumentality of the U.S. government, but not necessarily by the U.S. government itself. One type of mortgage-related security is a Government National Mortgage Association ("GNMA") Certificate which is backed as to principal and interest by the full faith and credit of the U.S. government. Another type of mortgage-related security is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. government. A third type of mortgage-related security is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is backed by FHLMC as to payment of principal and interest but, like a FNMA security, it is not backed by the full faith and credit of the U.S. government.

GNMA Certificates

     Government National Mortgage Association. The Government National Mortgage Association is a wholly owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.

     Nature of GNMA Certificates. GNMA Certificates are mortgage-backed securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which the Fund purchases are of the modified pass-through type. Modified pass-through Certificates entitle the holder to receive all interest and principal payments owned on the mortgage pool, net of fees paid to the GNMA Certificate issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA Certificates are backed by mortgages and, unlike most bonds, their principal amount is paid back by the borrower over the length of the loan rather than in a lump sum at maturity. Principal payments received by the Portfolio will be reinvested in additional GNMA Certificates or in other permissible investments.

     GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers Home Administration or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will result in the return of a portion of principal invested before the maturity of the mortgages in the pool.

     As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities (the type of mortgages backing the vast majority of GNMA Certificates) is approximately twelve years. For this reason, it is customary for pricing purposes to consider GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

     Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

     1. Certificates are usually issued at a premium or discount, rather than at par.

     2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

     3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

     4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

     In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a twelve-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of 1.00% more than high grade corporate bonds and 1/2 of 1.00% more than U.S. government and U.S. government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a twelve-year life.

     Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

FNMA Securities

     The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates

("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all principal and interest payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

FHLMC Securities

     The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

COLLATERALIZED MORTGAGE OBLIGATIONS

     The Government Portfolio may invest in collateralized mortgage obligations. Collateralized mortgage obligations are debt obligations issued generally by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgages which are secured by mortgage-related securities, including GNMA Certificates, FHLMC Certificates and FNMA Certificates, together with certain funds and other collateral. Scheduled distributions on the mortgage-related securities pledged to secure the collateralized mortgage obligations, together with certain funds and other collateral and reinvestment income thereon at an assumed reinvestment rate, will be sufficient to make timely payments of interest on the obligations and to retire the obligations not later than their stated maturity. Since the rate of payment of principal of any collateralized mortgage obligation will depend on the rate of payment (including prepayments) of the principal of the mortgage loans underlying the mortgage-related securities, the actual maturity of the obligation could occur significantly earlier than its stated maturity. Collateralized mortgage obligations may be subject to redemption under certain circumstances. The rate of interest borne by collateralized mortgage obligations may be either fixed or floating. In addition, certain collateralized mortgage obligations do not bear interest and are sold at a substantial discount (i.e., a price less than the principal amount). Purchases of collateralized mortgage obligations at a substantial discount involves a risk that the anticipated yield on the purchase may not be realized if the underlying mortgage loans prepay at a slower than anticipated rate, since the yield depends significantly on the rate of prepayment of the underlying mortgages. Conversely, purchases of collateralized mortgage obligations at a premium involve additional risk of loss of principal in the event of unanticipated prepayments of the mortgage loans underlying the mortgage-related securities since the premium may not have been fully amortized at the time the obligation is repaid. The market value of collateralized mortgage obligations purchased at a substantial premium of discount is extremely volatile and the effects of prepayments on the underlying mortgage loans may increase such volatility.

     Although payment of the principal and interest on the mortgage-backed certificates pledged to secure collateralized mortgage obligations may be guaranteed by GNMA, FHLMC or FNMA, the collateralized mortgage obligations represent obligations solely of their issuers and generally are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency or instrumentality, or by any other person or entity. The issuers of collateralized mortgage obligations typically have no significant assets other than those pledged as collateral for the obligations.

LENDING OF SECURITIES

     Consistent with applicable regulatory requirements and applicable investment restrictions, certain Portfolios may lend portfolio securities to broker-dealers and other financial institutions provided that such loans are callable at any time by the Portfolio, and are at all times secured by cash collateral that is at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Portfolio continues to receive the interest on the loaned securities, while at the same time earning interest on the collateral which will be invested in short-term obligations. The Portfolio pays lending fees and custodial fees in connection with loans of its securities. There is no assurance as to the extent to which securities loans can be effected.


     A loan may be terminated by the borrower on one business day's notice or by the Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Adviser to be creditworthy and when the consideration which can be earned from such loans is believed to justify the attendant risks. On termination of the loan, the borrower is required to return the securities to the Portfolio; any gain or loss in the market price during the loan would inure to the Portfolio.


     When voting or consent rights which accompany loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities which are the subject of the loan.

FORWARD COMMITMENTS

     Each of the Government Portfolio, Domestic Income Portfolio and Morgan Stanley Real Estate Securities Portfolio may purchase or sell securities on a "when-issued" or "delayed-delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future, frequently a month or more after such transaction. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment takes place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price. The Portfolio may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Portfolio may reinvest the proceeds in another Forward Commitment.

     Relative to a Forward Commitment purchase, the Portfolio maintains a segregated account (which is marked-to-market daily) of cash or liquid securities (which may have maturities which are longer than the term of the Forward Commitment) with the Portfolio's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase continues. Since the market value of both the securities subject to the Forward Commitment and the securities held in the segregated account may fluctuate, the use of Forward Commitments may magnify the impact of interest rate changes on the Portfolio's net asset value.

     A Forward Commitment sale is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security or currency which the Portfolio owns or has the right to acquire. Only the Government Portfolio and the Real Estate Securities Portfolio may engage in forward commitment transactions for cross-hedging purposes. In either circumstance, the Portfolio maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or cash or liquid securities with the Portfolio's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Portfolio foregoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.

     When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction. Should the other party fail to do so, the Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure. Forward Commitments are not traded on an exchange and thus may be less liquid than exchange traded contracts.

INTEREST RATE TRANSACTIONS


     The Government Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio may also enter into these transactions to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio does not intend to use these transactions as speculative investments and will not enter into interest rate swaps or sell interest rate caps or floors where it does not own or have the right to acquire the underlying securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount. Interest rate swaps, caps, floors and collars may be treated as illiquid securities and be subject to the Portfolio's investment restriction limiting investment in illiquid securities.


     The Portfolio may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, the Portfolio would maintain a segregated account in the full amount accrued on a daily basis of the Portfolio's obligations with respect to the swap. Interest rate transactions do not constitute senior securities under the 1940 Act when the Portfolio segregates assets to cover the obligations under the transactions. The Portfolio will enter into interest rate swap, cap or floor transactions only with counterparties approved by the Trustees. The Adviser will monitor the creditworthiness of counterparties to its interest rate swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. To the extent the Portfolio sells (i.e., writes) caps, floors and collars, it will maintain in a segregated account cash or liquid securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Portfolio's net obligations with respect to the caps, floors or collars. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the market values, interest rates and other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these investment techniques were not used. The use of interest rate swaps, caps, collars and floors may also have the effect of shifting the recognition of income between current and future periods.

     These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

PORTFOLIO TURNOVER

     A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. A Portfolio's portfolio turnover rate (the lesser of the value of the securities purchased or securities sold divided by the average value of the securities held in the Portfolio's portfolio excluding all securities whose maturities at acquisition were one year or less) is shown in the table of "Financial Highlights" in the Prospectus. A high portfolio turnover rate (100% or more) increases the Portfolio's transaction costs, including brokerage commissions, and may result in the realization of more short-term capital gains than if the Portfolio had a lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser deems portfolio changes appropriate.

ILLIQUID SECURITIES


     Each Portfolio, subject to its investment restrictions, may invest a portion of its assets in illiquid securities, which includes securities that are not readily marketable, repurchase agreements which have a maturity of longer than seven days and generally includes securities that are restricted from sale to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). The sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in over-the-counter markets. Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Investments in securities which have no ready market are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Portfolio's Trustees. Ordinarily, the Portfolio would invest in restricted securities only when it receives the issuer's commitment to register the securities without expense to the Portfolio. However, registration and underwriting expenses (which may range from 7% to 15% of the gross proceeds of the securities sold) may be paid by the Portfolio. Restricted securities which can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("144A Securities") and are determined to be liquid under guidelines adopted by and subject to the supervision of the Portfolio's Board of Trustees are not subject to the limitation on illiquid securities. Such 144A Securities are subject to monitoring and may become illiquid to the extent qualified institutional buyers become, for a time, uninterested in purchasing such securities. Factors used to determine whether 144A Securities are liquid include, among other things, a security's trading history, the availability of reliable pricing information, the number of dealers making quotes or making a market in such security and the number of potential purchasers in the market for such security. For purposes hereof, investments by the Portfolio in securities of other investment companies will not be considered investments in restricted securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


MONEY MARKET PORTFOLIO


     The Money Market Portfolio seeks to maintain a net asset value of $1.00 per share. To do so, the Portfolio uses the amortized cost method of valuing the Portfolio's securities pursuant to Rule 2a-7 under the 1940 Act, certain requirements of which are summarized below.

     In accordance with Rule 2a-7, the Portfolio is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Trustees. The nationally recognized statistical rating organizations currently rating instruments of the type the Portfolio may purchase are Moody's Investors Service, Inc., Standard & Poor's, Fitch Investors Services, Inc., Duff and Phelps, Inc. and IBCA Limited and IBCA Inc.

     In addition, the Portfolio will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that (i) the Portfolio may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Portfolio may invest in obligations issued or guaranteed by the U.S. government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Portfolio's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Trustees to be comparable to those rated in the highest category, will be limited to 5% of the Portfolio's total assets, with the investment in any one such issuer being limited to no more than the greater of one percent of the Portfolio's total assets or $1,000,000. As to each security, these percentages are measured at the time the Portfolio purchases the security. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

STRATEGIC STOCK PORTFOLIO

     The Strategic Stock Portfolio invests primarily in dividend paying equity securities of companies included in the DJIA or in the MSCI USA Index. In selecting securities for the Portfolio, the Adviser presently intends to follow the following procedures, subject to and limited by the Portfolio's other investment policies and restrictions.

     The Portfolio will reflect on its books twelve separate sub-accounts (each a "Strategic Sub-Account"). Strategic Sub-Accounts will be successively designated Strategic Sub-Account 1 through Strategic Sub-Account 12.

     As of the close of business on (i) the business day immediately prior to the Portfolio's commencement of investment operations and (ii) the last business day of each month thereafter (each a "Strategic Determination Date"), the Adviser will identify 20 securities pursuant to the Strategic Selection Policies discussed in the Prospectus (the "Current Period Strategic Securities").


     As of commencement of investment operations, the Portfolio invested the assets of Strategic Sub-Account 1 approximately equally in each of the Current Period Strategic Securities determined on the first Strategic Determination Date. This resulted in approximately 5% of the Portfolio's assets being invested in each of the initial Current Period Strategic Securities. On each of the eleven subsequent Strategic Determination Dates, the Adviser invested the cash available for investment due to the sale of new shares and the receipt of dividend and interest income in the next successive Strategic Sub-Account approximately equally in each of the Current Period Strategic Securities for that Strategic Determination Date. Following the twelfth Strategic Determination Date the assets of one Strategic Sub-Account will be evaluated and adjusted each month so that the assets of each Strategic Sub-Account will be reviewed and adjusted once every 12 months.

     Consistent with the Portfolio's investment objective, the Adviser may modify these procedures without prior notice to investors to adjust the frequency of portfolio review and adjustment and to adjust the portion of the Portfolio's assets that is reviewed and adjusted during each period.

     The following disclosures supplement disclosures set forth in the Prospectus. Readers must refer also to the Prospectus for a complete presentation.

OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     All of the Portfolios except the Domestic Income Portfolio and the Money Market Portfolio may engage in transactions in options, futures contracts and options on futures contracts. Set forth below is certain additional information regarding options, futures contracts and options on futures contracts. See the Prospectus for further information.

WRITING CALL AND PUT OPTIONS

     Purpose. Options may be utilized to hedge various market or to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Portfolio's current return can be expected to fluctuate because premiums earned from an option writing program and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also is likely to result in a higher portfolio turnover.

     Writing Options. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. Each Portfolio writes call options only on a covered basis and only the Government Portfolio and Comstock Portfolio write call options either on a covered basis or for cross-hedging purposes. A call option is covered if at all times during the option period the Portfolio owns or has the right to acquire securities of the type that it would be obligated to deliver if any outstanding option were exercised. Thus, the Government Portfolio may write options on mortgage-related or other U.S. Government securities or forward commitments of such securities. An option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a security which a Portfolio owns or has the right to acquire. In such circumstances, a Portfolio collateralizes the option by maintaining in a segregated account with a Portfolio's custodian, cash or liquid securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.

     The purchaser of a put option pays a premium to the writer (i.e., the seller) for the right to sell the underlying security to the writer at a specified price during a certain period. A Portfolio would write put options only on a secured basis, which means that, at all times during the option period, the Portfolio would maintain in a segregated account with its custodian cash or liquid securities in an amount of not less than the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.

     Closing Purchase Transactions and Offsetting Transactions. In order to terminate its position as a writer of a call or put option, a Portfolio could enter into a "closing purchase transaction," which is the purchase of a call
(put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously written by the Portfolio. The Portfolio would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. A Portfolio would also realize a gain if an option it has written lapses unexercised.

     A Portfolio could write options that are listed on an exchange as well as options which are privately negotiated in over-the-counter transactions. A Portfolio could close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Portfolio could purchase an offsetting option, which would not close out its position as a writer, but would provide an asset of equal value to its obligation under the option written. The Portfolios will only enter into over-the-counter options (other than currency options) that are subject to a buy-back provision permitting the Fund to require the counterparty to close out the option at a formula price within seven days. If a Portfolio is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has written, it will be required to maintain the securities subject to the call or the collateral underlying the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so. Such options may be considered illiquid and subject to a Portfolio's limitation on illiquid securities.


     The exercise price of call options may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current market value of the underlying securities or futures contracts at the time the options are written. The converse applies to put options.

     Risks of Writing Options. By writing a call option, a Portfolio loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Portfolio might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

PURCHASING CALL AND PUT OPTIONS

     A Portfolio could purchase call options to protect (i.e., hedge) against anticipated increases in the prices of securities it wishes to acquire. In addition, the Comstock Portfolio, the Emerging Growth Portfolio, the Enterprise Portfolio, the Growth and Income Portfolio, the Real Estate Securities Portfolio and the Strategic Stock Portfolio may purchase call options for capital appreciation. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Portfolio could benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Portfolio would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

     Put options may be purchased to protect (i.e., hedge) against anticipated declines in the market value of either specific portfolio securities or of a Portfolio's assets generally. In addition, the Comstock Portfolio, the Emerging Growth Portfolio, the Enterprise Portfolio, the Growth and Income Portfolio, the Real Estate Securities Portfolio and the Strategic Stock Portfolio may purchase put options for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options.

     In any case, the purchase of options for capital appreciation would increase a Portfolio's volatility by increasing the impact of changes in the market price of the underlying securities on the Portfolio's net asset value.

     The Government Portfolio will not purchase call or put options on securities if as a result, more than ten percent of its net assets would be invested in premiums on such options.

     A Portfolio may purchase either listed or over-the-counter options.

RISK FACTORS APPLICABLE TO OPTIONS ON U.S. GOVERNMENT SECURITIES

     Treasury Bonds and Notes. Because trading interest in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

     Treasury Bills. Because the deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Portfolio holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Portfolio will hold the Treasury bills in a segregated account with its custodian so that it will be treated as being covered.

     Mortgage-Related Securities. The following special considerations will be applicable to options on mortgage-related securities. Currently such options are only traded over-the-counter. Since the remaining principal balance of a mortgage-related security declines each month as a result of mortgage payments, the Portfolio as a writer of a mortgage-related call holding mortgage-related securities as "cover" to satisfy its delivery obligation in the event of exercise may find that the mortgage-related securities it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Portfolio will purchase additional mortgage-related securities from the same pool (if obtainable) or replacement mortgage-related securities in the cash market in order to maintain its cover. A mortgage-related security held by the Portfolio to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, the Portfolio will no longer be covered, and the Portfolio will either enter into a closing purchase transaction or replace such mortgage-related security with a mortgage-related security which represents cover. When the Portfolio closes its position or replaces such mortgage-related security, it may realize an unanticipated loss and incur transaction costs.

OPTIONS ON STOCK INDEXES (ASSET ALLOCATION PORTFOLIO, COMSTOCK PORTFOLIO, EMERGING GROWTH PORTFOLIO, ENTERPRISE PORTFOLIO, GLOBAL EQUITY PORTFOLIO, GROWTH AND INCOME PORTFOLIO, REAL ESTATE SECURITIES PORTFOLIO AND STRATEGIC STOCK PORTFOLIO ONLY)

     Options on stock indexes are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash which amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. A stock index fluctuates with changes in the market values of the stocks included in the index. Options are currently traded on The Chicago Board Options Exchange, the American Stock Exchange and other exchanges.

     Gain or loss to a Portfolio on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.

FOREIGN CURRENCY OPTIONS

     Certain Portfolios may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than five percent of the Portfolio's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Portfolio from time to time and over-the-counter options may also be purchased, but only when the Adviser believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts" in the Prospectus.

     The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

FUTURES CONTRACTS

     Certain Portfolios may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Trust and its Portfolios would be exempt from registration as a "commodity pool."

     Types of Contracts. An interest rate futures contract is an agreement pursuant to which a party agrees to take or make delivery of a specified debt security (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills and GNMA Certificates) at a specified future time and at a specified price. Interest rate futures contracts also include cash settlement contracts based upon a specified interest rate such as the London interbank offering rate for dollar deposits, LIBOR.


     A stock index futures contract is an agreement pursuant to which a party agrees to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased with respect to several indices on various exchanges. Differences in the stocks included in the indexes may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.



     A Portfolio also may invest in foreign stock index futures traded outside the United States which involve additional risks, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.


     Initial and Variation Margin. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Portfolio is required to deposit with its custodian in an account in the broker's name an amount of cash or liquid securities equal to a percentage (which will normally range between 2% and 10%) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Portfolio upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

     For example, when a Portfolio purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Portfolio receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Portfolio is required to make a variation margin payment to the broker.

     At any time prior to expiration of the futures contract, the Portfolio may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain.

     Futures Strategies. When a Portfolio anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Portfolio is otherwise fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Portfolio may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Portfolio's securities ("defensive hedge"). To the extent that the Portfolio's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to a Portfolio of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Portfolio with attendant transaction costs. Ordinarily commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of securities.


     Special Risks Associated with Futures Transactions. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.


     There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the securities being hedged diverges from the securities upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective. To compensate for this imperfect correlation, a Portfolio could buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is greater than the historical volatility of the securities underlying the futures contract. Conversely, a Portfolio could buy or sell futures contracts in a lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged is less than the historical volatility of the securities underlying the futures contract. It is also possible that the value of futures contracts held by a Portfolio could decline at the same time as portfolio securities being hedged; if this occurred, the Portfolio would lose money on the futures contract in addition to suffering a decline in value in the portfolio securities being hedged.

     There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities, currency or index underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to margin depository and maintenance requirements. Rather than meet additional margin depositary requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities or index underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.


     There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an exchange or board of trade that provides a market for such futures contracts. Although a Portfolio intends to purchase or sell futures only on exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, a Portfolio would continue to be required to make daily payments of variation margin. Since the securities being hedged would not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Portfolio would lose the benefit of the appreciation in value of the securities.

     Successful use of futures is also subject to the Advisers' ability correctly to predict the direction of movements in the market. For example, if the Portfolio hedges against a decline in the market, and market prices instead advance, the Portfolio will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Portfolio has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.

     Although the Portfolio intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     A Portfolio will not enter into a futures contract or option (except for closing transactions) for other than for bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which a Portfolio may be subject may further restrict the Portfolio's ability to engage in transactions in futures contracts and related options. In order to prevent leverage in connection with the purchase of futures contracts by a Portfolio, an amount of cash or liquid securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the custodian.

OPTIONS ON FUTURES CONTRACTS

     A Portfolio could also purchase and write options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. As a writer of an option on a futures contract, a Portfolio is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a Portfolio are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Portfolio could purchase put options on futures contracts in lieu of, and for the same purposes as the sale of a futures contract; at the same time, it could write put options at a lower strike price (a "put bear spread") to offset part of the cost of the strategy to the Portfolio. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.

     Risks of Transactions in Options on Futures Contracts. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on futures. The Adviser will not purchase options on futures on any exchange unless, in the Adviser's opinion, a liquid secondary exchange market for such options exists. Compared to the use of futures, the purchase of options on futures involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However there may be circumstances, such as when there is no movement in the level of the index, when the use of an option on a future would result in a loss to the Portfolio when the use of a future would not.

ADDITIONAL RISKS OF OPTIONS AND FUTURES TRANSACTIONS


     Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be sold by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Portfolio may write.



     In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in options, futures or related options, the Portfolio could experience delays or losses in liquidating open positions purchased or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by a Portfolio only with brokers or financial institutions deemed creditworthy by the Adviser.


ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

     Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission ("SEC"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

INVESTMENT RESTRICTIONS


     Each Portfolio has adopted the following restrictions which may not be changed without approval by the vote of a majority of its outstanding voting shares; which is defined by the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (ii) more than 50% of the Portfolio's outstanding voting securities. The percentage limitations need only be met at the time the investment is made or after relevant action is taken. The Portfolios are subject to the restrictions set forth below. (Those restrictions that are only applicable to certain Portfolios are noted as such.)


THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE ASSET ALLOCATION PORTFOLIO, THE DOMESTIC INCOME PORTFOLIO, THE EMERGING GROWTH PORTFOLIO, THE ENTERPRISE PORTFOLIO, THE GLOBAL EQUITY PORTFOLIO, THE GOVERNMENT PORTFOLIO, THE GROWTH AND INCOME PORTFOLIO AND THE MONEY MARKET PORTFOLIO:

A Portfolio shall not:

      1. Invest in securities of any company if any officer or trustee of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer;

      2. Invest in companies for the purpose of acquiring control or management thereof except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

      3. Underwrite securities of other companies, except insofar as a Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities owned by the Portfolio; or

      4. Lend its portfolio securities in excess of 10% of its total assets, both taken at market value provided that any loans shall be in accordance with the guidelines established for such loans by the Board of

         Trustees of the Trust as described under "Investment Practices--Lending of Securities" including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned.


         THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE ASSET ALLOCATION PORTFOLIO AND THE ENTERPRISE PORTFOLIO:

A Portfolio shall not:

     1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     2. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     3. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may enter into transactions in options, futures contracts or options on futures contracts and may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

     4. Invest in interests in oil, gas, or other mineral exploration or development programs;

     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Portfolio's assets would be invested in such securities except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;


     6. Lend money, except that a Portfolio may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Portfolio's investment policies permit. A Portfolio will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Portfolio, exceeds 10% of the market or other fair value of its total net assets; provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such investment company. See "Repurchase Agreements" in the Prospectus;


     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such investment company;

     8. Make short sales of securities, unless at the time of the sale the Portfolio owns or has the right to acquire an equal amount of such securities. Notwithstanding the foregoing, the Portfolio may engage in transactions in options, futures contracts and options on futures contracts;

     9. Purchase securities on margin, except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with transactions in options, futures contracts or options on futures contracts is not considered the purchase of a security on margin;

     10. Invest more than 5% of its assets in companies having a record, together with predecessors, of less than three years continuous operation except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act; or

     11. Borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance.

     In addition, the following restrictions apply to, and may not be changed without the approval of the holders of a majority of the shares of, the Portfolio indicated:

          The Enterprise Portfolio may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation. Furthermore, the Enterprise Portfolio may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 10% of the value of the Enterprise Portfolio's total assets would be invested in such securities. Foreign investments may be subject to special risks, including future political and economic developments, the possible imposition of additional withholding taxes on dividend or interest income payable on the securities, or the seizure or nationalization of companies, or establishment of exchange controls or adoption of other restrictions which might adversely affect the investment.

          The Asset Allocation Portfolio may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 25% of the value of the Asset Allocation Portfolio's total assets would be invested in such securities.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE DOMESTIC INCOME
PORTFOLIO:

The Domestic Income Portfolio shall not:

      1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
         (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

      2. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time,
         (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

      3. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

      4. Invest in interests in oil, gas, or other mineral exploration or development programs;

      5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Portfolio's assets would be invested in such securities except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;


      6. Lend money, except that the Portfolio may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Portfolio's investment policies permit. The Portfolio will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Portfolio, exceeds 10% of the market or other fair value of its total net assets. See "Repurchase Agreements" in the Prospectus;


      7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby);

      8. Make short sales of securities, unless at the time of the sale the Portfolio owns or has the right to acquire an equal amount of such securities;

      9. Purchase securities on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     10. Invest more than 5% of its assets in companies having a record, together with predecessors, of less than three years continuous operation except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     11. Write put or call options;

     12. Borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance; or

     13. Invest in the securities of a foreign issuer if, at the time of acquisition, more than 25% of the value of the Portfolio's total assets would be invested in such securities.

     THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE COMSTOCK PORTFOLIO:

     The Comstock Portfolio shall not:

      1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except the United States Government) or purchase more than 10% of the outstanding voting securities of any one issuer, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      2. Make short sales or purchase securities on margin; but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, and it may engage in transactions in options, futures contracts and related options and make margin deposits and payments in connection therewith.

      3. Pledge any of its assets, except that the Portfolio may pledge assets having a value of not more than 10% of its total assets in order to secure permitted borrowings from banks. Such borrowings may not exceed 5% of the value of the Portfolio's assets and can be made only as a temporary measure for extraordinary or emergency purposes. Notwithstanding the foregoing, the Portfolio may engage in transactions in options, futures contracts and related options, segregate or deposit assets to cover or secure options written, and make margin deposits and payments for futures contracts and related options.

      4. Invest in securities issued by other investment companies, except part of a merger, reorganization or other acquisition and except to the extent permitted by (i) 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      5. Invest in real estate, commodities or commodities contracts, except that the Portfolio may engage in transactions in futures contracts and related options.

      6. Invest in securities of a company for the purpose of exercising management or control, although the Portfolio retains the right to vote securities held by it, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      7. Engage in the underwriting of securities of other issuers, except that the Portfolio may sell an investment position even though it may be deemed to be an underwriter as that term is defined under the Securities Act of 1933.

      8. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Portfolio's assets would be invested in such securities, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      9. Invest more than 25% of its total net asset value in any one industry, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     10. Make loans except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investment in repurchase agreements, provided that the Portfolio will not make any investment in repurchase agreements maturing in more than seven days if such investments, together with any illiquid securities held by the Portfolio, would exceed 10% of the value of its net assets.

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Comstock Portfolio is subject to the following policies which may be amended by the Trustees. The Portfolio shall not:

      1. Invest in the securities of a foreign issuer if, at the time of acquisition, more than 15% of the value of the Portfolio's total assets would be invested in securities of foreign issuers.

      2. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations.

      3. Invest in interests in oil, gas, or other mineral exploration or development programs.

      4. Invest more than 5% of its assets in companies having a record, together with predecessors, of less than three years continuous operation and in securities not having readily available market quotations, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      5. Purchase or retain securities of any issuer if those officers and trustees of the Portfolio or its investment adviser who own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

      6. Invest more than 5% of its assets in the securities of any one issuer other than the United States government, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      7. Pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities plus the sales load will exceed 10% of the offering price of the Fund's shares. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts and related options, segregate or deposit assets to cover or secure options written, and make margin deposits or payments for futures contracts and related options.

      8. Invest more than 10% of its net assets (determined at the time of investment) in illiquid securities and repurchase agreements that have a maturity of longer than seven days.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE EMERGING GROWTH PORTFOLIO:

The Emerging Growth Portfolio shall not:

     1. Invest directly in real estate interests of any nature, although the Portfolio may invest indirectly through media such as real estate investment trusts;

     2. Invest in commodities or commodity contracts, except that the Portfolio may enter into transactions in futures contracts or related options;

     3. Issue any of its securities for (a) services or (b) property other than cash or securities (including securities of which the Portfolio is the issuer), except as a dividend or distribution to its shareholders in connection with a reorganization;

     4. Issue senior securities and shall not borrow money except from banks as a temporary measure for extraordinary or emergency purposes and in an amount not exceeding five percent of the Portfolio's total assets. Notwithstanding the foregoing, the Portfolio may enter into transactions in options, futures contracts and related options and may make margin deposits and payments in connection therewith;

     5. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured hereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such investment company;

     6. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     7. Sell short or borrow for short sales. Short sales "against the box" are not subject to this limitation;

     8. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States Government, it agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     9. Invest in warrants in excess of 5% of its net assets (including, but not to exceed 2% in warrants which are not listed on the New York or American Stock Exchanges);

     10. Purchase securities of issuers which have a record of less than three years continuous operation if such purchase would cause more than 5% of the Portfolio's total assets to be invested in securities of such issuers except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     11. Invest more than 15% of its net assets in illiquid securities, including securities that are not readily marketable, restricted securities and repurchase agreements that have a maturity of more than seven days except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     12. Invest in interests in oil, gas, or other mineral exploration or developmental programs, except through the purchase of liquid securities of companies which engage in such businesses; or

     13. Pledge, mortgage or hypothecate its portfolio securities or other assets to the extent that the percentage of pledged assets plus the sales load exceeds 10% of the offering price of the Portfolio's shares.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE GLOBAL EQUITY PORTFOLIO:

The Global Equity Portfolio shall not:

     1. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such investment company;

     2. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     3. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. Margin deposits or payments in connection with the writing of options or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options are not deemed to be a pledge or other encumbrance;

     4. Lend money except through the purchase of (i) United States and foreign government securities, commercial paper, bankers' acceptances, certificates of deposit similar evidences of indebtedness, both foreign and domestic, and (ii) repurchase agreements; or lend securities in an amount exceeding 15% of the total assets of the Portfolio. The purchase of a portion of an issue of securities described under (i) above distributed publicly, whether or not the purchase is made on the original issuance, is not considered the making of a loan;

     5. Make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options;

     6. Purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin;

     7. Buy or sell real estate or interests in real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of publicly traded (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies principally engaged in investing or dealing in real estate;

     8. Invest in commodities or commodity contracts, except that the Portfolio may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts;

     9. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Portfolio of a segregated account with its custodian or some other form of "cover;"

     10. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except (a) through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition; or (b) to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     11. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation;

     12. Invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities;

     13. Invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     14. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy includes repurchase agreements maturing in more than seven days and over-the-counter options held by the Portfolio and that portion of assets used to cover such options. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to other securities, for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists. Notwithstanding the foregoing, this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such investment company.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE GOVERNMENT
PORTFOLIO:

The Government Portfolio shall not:

     1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     2. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     3. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may invest in interest rate futures and related options and may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

     4. Invest in interests in oil, gas, or other mineral exploration or development programs;

     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Portfolio's assets would be invested in such securities except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
        (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     6. Lend money, except that the Portfolio may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Portfolio's investment policies permit. The Portfolio will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Portfolio, exceeds ten percent of the market or other fair value of its total net assets. See "Repurchase Agreements" in the Prospectus;


     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby);

     8. Make short sales of securities, unless at the time of the sale the Portfolio owns or has the right to acquire an equal amount of such securities. Notwithstanding the foregoing, the Portfolio may make short sales by entering into forward commitments for hedging or cross-hedging purposes and the Portfolio may engage in transactions in options, future contracts and related options;

     9. Purchase securities on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin;

     10. Invest more than 5% of its assets in companies having a record, together with predecessors, of less than three years continuous operation except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     11. Borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of options, or in connection with the purchase or sale of futures contracts and related options are not deemed to be a pledge or other encumbrance; or

     12. Write, purchase or sell puts, calls or combinations thereof, except that the Portfolio may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets, and enter into closing or offsetting transactions with respect to such options, and (c) engage in transactions in interest rate futures contracts and related options provided that such transactions are entered into for bona fide hedging purposes (or that the underlying commodity value of the Portfolio's long positions do not exceed the sum of certain identified liquid investments as specified in CFTC regulations), provided further that the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Portfolio's total assets, and provided further that the Portfolio may not purchase futures contracts or related options if more than 30% of the Portfolio's total assets would be so invested.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE GROWTH AND INCOME
PORTFOLIO:

The Growth and Income Portfolio shall not:

     1. Borrow money, except from a bank and then only as a temporary measure for extraordinary or emergency purposes but not for making additional investments and not in excess of 5% of the total net assets of the Portfolio taken at cost. In connection with any borrowing the Portfolio may pledge up to 15% of its total assets taken at cost. Notwithstanding the foregoing, the Portfolio may engage in transactions in options, futures contracts and related options, segregate or deposit assets to cover or secure options written, and make margin deposits or payments for futures contracts and related options.

     2. Purchase or sell interests in real estate, except readily marketable securities, including securities of real estate investment trusts.

     3. Purchase or sell commodities or commodities contracts, except that the Portfolio may enter into transactions in futures contracts and related options.

     4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities, or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Portfolio of a segregated account with its custodian or some other form of "cover."

     5. Invest more than 25% of its total net asset value in any one industry provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such company.

     6. Invest more than 5% of the market value of its total assets at the time of purchase in the securities (except U.S. Government securities) of any one issuer or purchase more than 10% of the outstanding voting securities of such issuer except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Growth and Income Portfolio is subject to the following policies which may be amended by the Trustees.

     1. Purchase securities on margin, or sell securities short, but the Portfolio may enter into transactions in options, futures contracts and related options and may make margin deposits and payments in connection therewith.

     2. The Portfolio may not invest in interests in oil, gas, or other mineral exploration or development programs, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

     3. Purchase securities of a corporation in which a trustee of the Portfolio owns a controlling interest.

     4. Permit officers or trustees of the Portfolio to profit by selling securities to or buying them from the Portfolio. However, companies with which the officers and trustees of the Portfolio are connected may enter into underwriting agreements with the Portfolio to sell its shares, sell securities to, and purchase securities from the Portfolio when acting as broker or dealer at the customary and usual rates and discounts, to the extent permitted by the 1940 Act.

     5. Investments in repurchase agreements and purchases by the Portfolio of a portion of an issue of publicly distributed debt securities shall not be considered the making of a loan.

     6. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 15% of the value of the Portfolio's net assets would be invested in such securities except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     7. Invest more than 5% of the market value of its total assets in companies having a record together with predecessors of less than three years continuous operation and in securities not having readily available market quotations except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE MONEY MARKET
PORTFOLIO:

The Money Market Portfolio shall not:

     1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     2. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     3. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

     4. Invest in interests in oil, gas, or other mineral exploration or development programs;

     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Portfolio's assets would be invested in such securities except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
        (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;


     6. Lend money, except that the Portfolio may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Portfolio's investment policies permit. The Portfolio will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Portfolio, exceeds 10% of the market or other fair value of its total net assets. See "Repurchase Agreements" in the Prospectus;


     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby and obligations of domestic branches of United States banks);

     8. Make short sales of securities, unless at the time of the sale the Portfolio owns or has the right to acquire an equal amount of such securities;

     9. Purchase securities on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     10. Invest more than 5% of its assets in companies having a record, together with predecessors, of less than three years continuous operation except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     11. Write put or call options;

     12. Borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance; or

     13. Purchase any security which matures more than one year from the date of purchase.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO.

     The Morgan Stanley Real Estate Securities Portfolio shall not:

     1. Engage in the underwriting of securities of other issuers, except that the Portfolio may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws;

     2. With respect to 75% of its total assets, invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government, its agencies and instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     3. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. Margin deposits or payments in connection with the writing of options, or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance;

     4. Lend money or securities except by the purchase of a portion of an issue of bonds, debentures or other obligations of types commonly distributed to institutional investors publicly or privately (in the latter case the investment will be subject to the stated limits on investments in "restricted securities"), and except by the purchase of securities subject to repurchase agreements;

     5. Buy or sell real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies operating in the real estate industry, including real estate investment trusts. The Portfolio may hold and sell real estate acquired as a result of the ownership of its securities;

     6. Invest in commodities or commodity contracts, except that the Portfolio may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts;

     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Portfolio of a segregated account with its custodian or some other form of "cover";

     8. Concentrate its investment in any one industry, except that the Portfolio will invest more than 25% of its total assets in the real estate industry. This limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such company;

     9. Write, purchase or sell puts, calls or combinations thereof, except that the Portfolio may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets and (c) engage in transactions in futures contracts and related options transactions provided that such transactions are entered into for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations), and provided further that the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Portfolio's total assets; or

     10. The Portfolio may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Morgan Stanley Real Estate Securities Portfolio is subject to the following policies which may be amended by the Morgan Stanley Real Estate Securities Portfolio's Trustees and which apply at the time of purchase of portfolio securities.

     1. The Portfolio may not make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     2. The Portfolio may not purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin;

     3. The Portfolio may not invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     4. The Portfolio may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation;

     5. The Portfolio may not invest in securities of any company if any officer or trustee of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

     6. The Portfolio may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities;

     7. The Portfolio may not invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act; or

     8. The Portfolio may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE STRATEGIC STOCK PORTFOLIO.

     The Strategic Stock Portfolio shall not:

     1. Engage in the underwriting of securities of other issuers, except that the Portfolio may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws;

     2. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its instrumentalities), if, as a result, more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer or, if as a result, such Portfolio would hold more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Portfolio from the limitations imposed by Section 12(d)(1) of the 1940 Act.

     3. Invest more than 25% of its assets in a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such company. (Neither the U.S. Government nor any of its agencies or instrumentalities will be considered an industry for purposes of this restriction.)

     4. Buy or sell real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of (i) securities which are secured by real estate,

        (ii) securities representing interests in real estate, and (iii) securities of companies operating in the real estate industry, including real estate investment trusts. The Portfolio may hold and sell real estate acquired as a result of the ownership of its securities;

     5. Invest in commodities or commodity contracts, except that the Portfolio may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts;

     6. Issue senior securities, borrow money from banks or enter into reverse repurchase agreements with banks in the aggregate in excess of 33 1/3% of the Portfolio's total assets (after giving effect to any such borrowing); which amount does not include borrowings and reverse repurchase agreements with any entity where such borrowings and reverse repurchase agreements are in an amount not exceeding 5% of its total assets and for temporary purposes only. The Portfolio will not mortgage, pledge or hypothecate any assets other than in connection with issuances of senior securities, borrowings, delayed delivery, and when issued transactions, options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments;

     7. Make loans of money or property to any person, except (i) to the extent the securities in which the Portfolio may invest are considered to be loans, (ii) through the loan of portfolio securities, and (iii) to the extent that the Portfolio may lend money or property in connection with maintenance of the value of, or the Portfolio's interest with respect to, the securities owned by the Portfolio.

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Strategic Stock Portfolio is subject to the following policies which may be amended by the Strategic Stock Portfolio's Trustees and which apply at the time of purchase of portfolio securities.

     1. The Portfolio may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

     2. The Portfolio may not make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     3. The Portfolio may not purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin;

     4. The Portfolio may not invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except as part of a merger, consolidation or other acquisition and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act;

     5. The Portfolio may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation;

     6. The Portfolio may not invest in securities of any company if any officer or trustee of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

     7. The Portfolio may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities;

     8. The Portfolio may not invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act; or


     9. The Portfolio may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists.

TRUSTEES AND OFFICERS


     The business and affairs of the Portfolios are managed under the direction of the Portfolios' Board of Trustees and the Portfolios' officers appointed by the Board of Trustees. The tables below list the trustees and officers of the Portfolios and executive officers of the Portfolios' investment adviser and their principal occupations for the last five years and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Management Inc., Van Kampen Advisors Inc., Van Kampen Insurance Agency of Illinois Inc., Van Kampen Insurance Agency of Texas Inc., Van Kampen System Inc., Van Kampen Recordkeeping Services Inc., American Capital Contractual Services, Inc., Van Kampen Trust Company, Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding Van Kampen Exchange
Fund).


                                    TRUSTEES


                                                           Principal Occupations or
          Name, Address and Age                           Employment in Past 5 Years
          ---------------------                           --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August
1632 Morning Mountain Road                  1996, Chairman, Chief Executive Officer and President,
Raleigh, NC 27614                           MDT Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical
                                            and scientific equipment. Trustee/Director of each of
                                            the funds in the Fund Complex.
Richard M. DeMartini*.....................  Chairman and Chief Executive Officer of International
Two World Trade Center                      Private Client Group, a division of Morgan Stanley
66th Floor                                  Dean Witter & Co. Director of Dean Witter Reynolds
New York, NY 10048                          Inc. Chairman and Director of Dean Witter Capital
Date of Birth: 10/12/52                     Corporation. Chairman, Chief Executive Officer,
                                            President and Director of Dean Witter Alliance Capital
                                            Corporation. Director of the National Healthcare
                                            Resources, Inc., Dean Witter Realty Inc., Dean Witter
                                            Reynolds Venture Equities Inc., DW Window Covering
                                            Holding, Inc. and is a member of the Morgan Stanley
                                            Dean Witter Management Committee. Prior to March of
                                            1999, Director of Morgan Stanley Dean Witter
                                            Distributors, Inc. Prior to January 1999, Chairman of
                                            Dean Witter Futures & Currency Management Inc. and
                                            Demeter Management Corporation. Prior to December
                                            1998, Mr. DeMartini was President and Chief Operating
                                            Officer of Morgan Stanley Dean Witter Individual Asset
                                            Management and Director of Morgan Stanley Dean Witter
                                            Trust FSB. Formerly Vice Chairman of the Board of the
                                            National Association of Securities Dealers, Inc. and
                                            Chairman of the Board of the Nasdaq Stock Market, Inc.
                                            Trustee of the TCW/DW Funds, Director of the Morgan
                                            Stanley Dean Witter Funds and Trustee/Director of each
                                            of the funds in the Fund Complex.

                                                           Principal Occupations or
          Name, Address and Age                           Employment in Past 5 Years
          ---------------------                           --------------------------
Linda Hutton Heagy........................  Managing Partner of Heidrick & Stuggles, an executive
Sears Tower                                 search firm. Prior to 1997, Partner, Ray & Berndtson,
233 South Wacker Drive                      Inc., an executive recruiting and management
Suite 7000                                  consulting firm. Formerly, Executive Vice President of
Chicago, IL 60606                           ABN AMRO, N.A., a Dutch bank holding company. Prior to
Date of Birth: 06/03/48                     1992, Executive Vice President of La Salle National
                                            Bank. Trustee on the University of Chicago Hospitals
                                            Board, Vice Chair of the Board of The YMCA of
                                            Metropolitan Chicago and a member of the Women's Board
                                            of the University of Chicago. Prior to 1996, Trustee
                                            of The International House Board. Trustee/Director of
                                            each of the funds in the Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief
Date of Birth: 02/29/52                     Executive Officer, Director and Member of the
                                            Investment Committee of the Joyce Foundation, a
                                            private foundation. Trustee/Director of each of the
                                            funds in the Fund Complex.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc.,
423 Country Club Drive                      a financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services
Date of Birth: 02/13/36                     Inc., a member of the National Association of
                                            Securities Dealers, Inc. and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee/ Director of each
                                            of the funds in the Fund Complex.
Don G. Powell*............................  Currently a member of the board of governors and
2800 Post Oak Blvd.                         executive committee for the Investment Company
Houston, TX 77056                           Institute, and a member of the Board of Trustees of
Date of Birth: 10/19/39                     the Houston Museum of Natural Science. Prior to
                                            January 1999, Chairman of the Investment Company
                                            Institute and Chairman and Director of Van Kampen
                                            Investments, the Advisers, the Distributor, Investor
                                            Services, Van Kampen Advisors Inc., Van Kampen
                                            Recordkeeping Services, Inc., American Capital
                                            Contractual Services, Inc., Van Kampen Merritt Equity
                                            Advisors Corp., Van Kampen Insurance Agency of
                                            Illinois Inc., Van Kampen System Inc., Van Kampen
                                            Trust Company, Van Kampen Services Inc. and Van Kampen
                                            Exchange Corp. Prior to July 1998, Director and
                                            Chairman of VK/AC Holding, Inc. Prior to 1997,
                                            Chairman, President and Director of American Capital
                                            Shareholders Corporation. Prior to April 1997,
                                            Chairman, President and Director of Van Kampen Merritt
                                            Equity Holdings Corp. Prior to November 1996,
                                            President, Chief Executive Officer and Director of
                                            VK/AC Holding, Inc. Prior to September 1996, Chairman
                                            and Director of McCarthy, Crisanti & Maffei, Inc. and
                                            McCarthy, Crisanti & Maffei Acquisition Corporation.
                                            Prior to July 1996, Chairman and Director of VSM Inc.
                                            and VCJ Inc. Trustee/Director of each of the funds in
                                            the Fund Complex and Trustee of other funds advised by
                                            the Advisers or Van Kampen Management Inc.

                                                           Principal Occupations or
          Name, Address and Age                           Employment in Past 5 Years
          ---------------------                           --------------------------
Phillip B. Rooney.........................  Vice Chairman and Director of The ServiceMaster
One ServiceMaster Way                       Company, a business and consumer services company.
Downers Grove, IL 60515                     Director of Illinois Tool Works, Inc., a manufacturing
Date of Birth: 07/08/44                     company, and the Urban Shopping Centers Inc., a retail
                                            mall management company. Trustee, University of Notre
                                            Dame. Prior to 1998, Director of Stone Smurfit
                                            Container Corp., a paper manufacturing company.
                                            Formerly, President, Chief Executive Officer and Chief
                                            Operating Officer of Waste Management, Inc., an
                                            environmental services company. Trustee/Director of
                                            each of the funds in the Fund Complex.

Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee/Director of each of the
                                            funds in the Fund Complex.

Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate,
333 West Wacker Drive                       Meagher & Flom (Illinois), legal counsel to the funds
Chicago, IL 60606                           in the Fund Complex, and other open-end and closed-end
Date of Birth: 08/22/39                     funds advised by the Advisers or Van Kampen Management
                                            Inc. Trustee/Director of each of the funds in the Fund
                                            Complex, and Trustee/Managing General Partner of other
                                            open-end and closed-end funds advised by the Advisers
                                            or Van Kampen Management Inc.

Paul G. Yovovich..........................  Private investor. Prior to April 1996, President of
Sears Tower                                 Advance Ross Corporation. Director of 3Com
233 South Wacker Drive                      Corporation, APAC Customer Services, Inc. and COMARCO,
Suite 9700                                  Inc. Trustee/Director of each of the Funds in the Fund
Chicago, IL 60606                           Complex.
Date of Birth: 10/29/53


------------------------------------


* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of the Portfolio by reason of his firm currently acting as legal counsel to the Portfolio. Messrs. DeMartini and Powell are interested persons of the Portfolio and the Advisers by reason of their current or former positions with Morgan Stanley Dean Witter & Co. or its affiliates.

                                    OFFICERS

     Messrs. McDonnell, Hegel, Sullivan, Wood, Dalmaso, Martin, Wetherell and Hill are located at 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, IL 60181-5555. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.


      Name, Age, Positions and                           Principal Occupations
          Offices with Fund                               During Past 5 Years
      ------------------------                           ---------------------

Dennis J. McDonnell..................  Executive Vice President and Director of Van Kampen
  Date of Birth: 05/20/42              Investments. President, Chief Operating Officer and a
  President                            Director of the Advisers, Van Kampen Advisors Inc., and
                                       Van Kampen Management Inc. Prior to July 1998, Director
                                       and Executive Vice President of VK/AC Holding, Inc. Prior
                                       to April 1998, President and Director of Van Kampen
                                       Merritt Equity Advisors Corp. Prior to April 1997, Mr.
                                       McDonnell was Director of Van Kampen Merritt Equity
                                       Holdings Corp. Prior to September 1996, Mr. McDonnell was
                                       Chief Executive Officer and Director of MCM Group, Inc.
                                       and McCarthy, Crisanti & Maffei, Inc. and Chairman and
                                       Director of MCM Asia Pacific Company, Limited and MCM
                                       (Europe) Limited. Prior to July 1996, Mr. McDonnell was
                                       President, Chief Operating Officer and Trustee of VSM Inc.
                                       and VCJ Inc. President of each of the funds in the Fund
                                       Complex. President, Chairman of the Board and
                                       Trustee/Managing General Partner of other investment
                                       companies advised by the Advisers or Van Kampen Management
                                       Inc.

Peter W. Hegel.......................  Executive Vice President of the Advisers, Van Kampen
  Date of Birth: 06/25/56              Management Inc. and Van Kampen Advisors Inc. Prior to
  Vice President                       September 1996, a Director of McCarthy, Crisanti & Maffei,
                                       Inc. Prior to July 1996, Mr. Hegel was Director of VSM
                                       Inc. Vice President of each of the funds in the Fund
                                       Complex and certain other investment companies advised by
                                       the Advisers or their affiliates.

John L. Sullivan.....................  Senior Vice President of Van Kampen Investments and the
  Date of Birth: 08/20/55              Advisers. Treasurer, Vice President and Chief Financial
  Treasurer, Vice President and Chief  Officer of each of the funds in the Fund Complex and
  Financial Officer                    certain other investment companies advised by the Advisers or their affiliates.

Curtis W. Morell.....................  Senior Vice President of the Advisers, Vice President and
  Date of Birth: 08/04/46              Chief Accounting Officer of each of the funds in the Fund
  Vice President and Chief Accounting  Complex and certain other investment companies advised by
  Officer                              the Advisers or their affiliates.

      Name, Age, Positions and                           Principal Occupations
          Offices with Fund                               During Past 5 Years
      ------------------------                           ---------------------
Paul R. Wolkenberg...................  Executive Vice President and Director of Van Kampen
  Date of Birth: 11/10/44              Investments. Executive Vice President of the Advisers and
  Vice President                       the Distributor. President and Director of Investor
                                       Services. President, Chief Operating Officer and Director
                                       of Van Kampen Recordkeeping Services Inc. President, Chief
                                       Executive Officer and Director of Van Kampen Trust
                                       Company. Prior to July 1998, Director and Executive Vice
                                       President of VK/AC Holding, Inc. Vice President of each of the funds in the Fund Complex and certain other investment companies advised by the Advisers or their affiliates.

Edward C. Wood III...................  Senior Vice President of the Advisers, Van Kampen
  Date of Birth: 01/11/56              Investments and Van Kampen Management Inc. Senior Vice
  Vice President                       President and Chief Operating Officer of the Distributor.
                                       Vice President of each of the funds in the Fund Complex
                                       and certain other investment companies advised by the
                                       Advisers or their affiliates.

Tanya M. Loden.......................  Vice President of Van Kampen Investments and the Advisers.
  Date of Birth: 11/19/59              Controller of each of the funds in the Fund Complex and
  Controller                           other investment companies advised by the Advisers or
                                       their affiliates.

Nicholas Dalmaso.....................  Vice President, Associate General Counsel and Assistant
  Date of Birth: 03/01/65              Secretary of Van Kampen Investments, the Advisers, the
  Assistant Secretary                  Distributor, Van Kampen Advisors Inc. and Van Kampen
                                       Management Inc. Assistant Secretary of each of the funds
                                       in the Fund Complex and other investment companies advised by the Advisers or their affiliates.

Scott E. Martin......................  Senior Vice President, Deputy General Counsel and
  Date of Birth: 08/20/56              Assistant Secretary of Van Kampen Investments, the
  Assistant Secretary                  Advisers, the Distributor, Investor Services, American
                                       Capital Contractual Services, Inc., Van Kampen Management
                                       Inc., Van Kampen Exchange Corp., Van Kampen Advisors Inc.,
                                       Van Kampen Insurance Agency of Illinois Inc., Van Kampen
                                       System Inc. and Van Kampen Recordkeeping Services Inc.
                                       Prior to July 1998, Senior Vice President, Deputy General
                                       Counsel and Assistant Secretary of VK/AC Holding, Inc.
                                       Prior to April 1998, Senior Vice President, Deputy General
                                       Counsel and Secretary of Van Kampen Merritt Equity
                                       Advisors Corp. Prior to April 1997, Senior Vice President,
                                       Deputy General Counsel and Secretary of Van Kampen
                                       American Capital Services, Inc. and Van Kampen Merritt
                                       Holdings Corp. Prior to September 1996, Deputy General
                                       Counsel and Secretary of McCarthy, Crisanti & Maffei, Inc.
                                       Prior to July 1996, Senior Vice President, Deputy General
                                       Counsel and Secretary of VSM Inc. and VCJ Inc. Assistant
                                       Secretary of each of the funds in the Fund Complex and
                                       other investment companies advised by the Advisers or
                                       their affiliates.

      Name, Age, Positions and                           Principal Occupations
          Offices with Fund                               During Past 5 Years
      ------------------------                           ---------------------
Weston B. Wetherell..................  Vice President, Associate General Counsel and Assistant
  Date of Birth: 06/15/56              Secretary of Van Kampen Investments, the Advisers, the
  Assistant Secretary                  Distributor, Van Kampen Management Inc. and Van Kampen
                                       Advisors Inc. Assistant Secretary of each of the funds in
                                       the Fund Complex and other investment companies advised by the Advisers or their affiliates.

Steven M. Hill.......................  Vice President of Van Kampen Investments, Van Kampen
  Date of Birth: 10/16/64              Management Inc. and the Advisers. Assistant Treasurer of
  Assistant Treasurer                  each of the funds in the Fund Complex and other investment companies advised by the Advisers or their affiliates.

Michael Robert Sullivan..............  Assistant Vice President of Van Kampen Investments, the
  Date of Birth: 03/30/33              Advisers and Van Kampen Management Inc. Assistant
  Assistant Controller                 Controller of each of the funds in the Fund Complex and
                                       other investment companies advised by the Advisers or
                                       their affiliates.



     Each trustee/director holds the same position with each of the funds in the Fund Complex. As of the date of this Statement of Additional Information, there are 63 operating funds in the Fund Complex. Each trustee/director who is not an affiliated person of Van Kampen Investments, the Advisers or the Distributor (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex (except the money market series of the Van Kampen Series Fund Inc.) provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees/directors to defer receipt of their compensation and earn a return on such deferred amounts. Deferring compensation has the economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except the money market series of the Van Kampen Series Fund Inc.) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.


     The compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the Van Kampen Series Fund Inc.) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. The compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the Van Kampen Series Fund Inc.) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     Under the deferred compensation plan, each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.

     Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from such Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such retirement from such Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from such Fund. Each trustee/director has served as a member of the Board of Trustees of the Fund since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.

     Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.

                               COMPENSATION TABLE


                                                                          Fund Complex
                                                           -------------------------------------------
                                                                           Aggregate
                                                            Aggregate      Estimated
                                                           Pension or       Maximum          Total
                                             Aggregate     Retirement       Annual       Compensation
                                           Compensation     Benefits     Benefits from      before
                                              before       Accrued as      the Fund      Deferral from
                                           Deferral from     Part of         Upon            Fund
                       Name                the Trust(2)    Expenses(3)   Retirement(4)    Complex(5)
                       ----                -------------   -----------   -------------   -------------
          J. Miles Branagan                   $12,888        $35,691        $60,000        $125,200
          Linda Hutton Heagy                   10,888          3,861         60,000         112,800
          R. Craig Kennedy                     12,888          2,652         60,000         125,200
          Jack E. Nelson                       12,888         18,385         60,000         125,200
          Phillip B. Rooney                    12,888          6,002         60,000         125,200
          Dr. Fernando Sisto                   12,888         68,615         60,000         125,200
          Wayne W. Whalen                      12,888         12,658         60,000         125,200
          Paul G. Yovovich (1)                  2,213              0         60,000          25,300


------------------------------------


(1) Mr. Yovovich joined the Board of Trustees on October 22, 1998 and therefore does not have a complete fiscal year of information to report in this table. Trustees not eligible for compensation are not included in the Compensation Table.



(2) The amounts shown in this column represent the Aggregate Compensation before Deferral from all series of the Trust with respect to the Trust's fiscal year ended December 31, 1998. As of December 31, 1998 the Comstock Portfolio had not commenced investment operations and, accordingly, no trustees received compensation related to its operation. The details of aggregate compensation before deferral for each series are shown in Table A below. Certain trustees deferred compensation from the Trust during the fiscal year ended December 31, 1998; the aggregate compensation deferred from all ten series of the Trust is as follows: Mr. Branagan, $12,888; Ms. Heagy, $10,888; Mr. Kennedy, $6,447; Mr. Nelson, $12,888; Mr. Rooney, $12,888; Dr.
    Sisto, $6,447; and Mr. Whalen, $12,888. The details of amounts deferred for each series are shown in Table B below. Amounts deferred are retained by the respective Portfolio and earn a rate of return determined by reference to either the return on the common shares of the Portfolio or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from all ten portfolios of the Trust as of the Trust's fiscal year ended December 31, 1998 is as follows:

    Mr. Branagan, $28,309; Dr. Caruso, $16,457; Mr. Gaughan, $1,829; Ms. Heagy, $30,996; Mr. Kennedy, $20,221; Mr. Lipshie, $839; Mr. Miller, $12,788; Mr.
    Nelson, $41,960; Mr. Rees, $27,136; Mr. Robinson, $23,458; Mr. Rooney,
    $19,075; Dr. Sisto, $50,403; Mr. Vernon, $1,546; and Mr. Whalen, $39,242.
    The details of cumulative deferred compensation (including interest) for each Portfolio are shown in Table C. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the sum of the retirement benefits accrued by the operating investment companies in the Fund Complex for each of the trustees for the Funds' respective fiscal years ended in 1998. The retirement plan is described above the Compensation Table.



(4) For each trustee, this is the sum of the estimated maximum annual benefits payable by the operating investment companies in the Fund Complex for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The Retirement Plan is described above the Compensation Table.



(5) The amounts shown in this column represent the aggregate compensation paid by all operating investment companies in the Fund Complex as of December 31, 1998 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1998. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Mr. Whalen, the Non-Affiliated Trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $285,825 during the calendar year ended December 31, 1998.



     As of April 6, 1999, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A
         1998 AGGREGATE COMPENSATION FROM THE TRUST AND EACH PORTFOLIO


                                                                                     TRUSTEE
                                                 --------------------------------------------------------------------------------
                PORTFOLIO NAME                   BRANAGAN    HEAGY    KENNEDY   NELSON     ROONEY     SISTO    WHALEN    YOVOVICH
                --------------                   --------    -----    -------   ------     ------     -----    ------    --------
 LIT Asset Allocation Portfolio................    1,297      1,097     1,297     1,297      1,297     1,297     1,297       223
 LIT Domestic Income Portfolio.................    1,225      1,025     1,225     1,225      1,225     1,225     1,225       206
 LIT Emerging Growth Portfolio.................    1,225      1,025     1,225     1,225      1,225     1,225     1,225       209
 LIT Enterprise Portfolio......................    1,364      1,164     1,364     1,364      1,364     1,364     1,364       239
 LIT Global Equity Portfolio...................    1,204      1,004     1,204     1,204      1,204     1,204     1,204       201
 LIT Government Portfolio......................    1,283      1,083     1,283     1,283      1,283     1,283     1,283       223
 LIT Growth and Income Portfolio...............    1,229      1,029     1,229     1,229      1,229     1,229     1,229       210
 LIT Money Market Portfolio....................    1,233      1,033     1,233     1,233      1,233     1,233     1,233       210
 LIT Morgan Stanley Real Estate Securities
   Portfolio...................................    1,614      1,414     1,614     1,614      1,614     1,614     1,614       286
 LIT Strategic Stock Portfolio.................    1,214      1,014     1,214     1,214      1,214     1,214     1,214       206
                                                 -------    -------   -------   -------   --------   -------   -------    ------
   Life Investment Trust Total.................   12,888     10,888    12,888    12,888     12,888    12,888    12,888     2,213
                                                 =======    =======   =======   =======   ========   =======   =======    ======


                                                                         TABLE B

     1998 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH PORTFOLIO


                                                                                        TRUSTEE
                                                      ---------------------------------------------------------------------------
                   PORTFOLIO NAME                     BRANAGAN   HEAGY    KENNEDY   NELSON   ROONEY   SISTO    WHALEN    YOVOVICH
                   --------------                     --------   -----    -------   ------   ------   -----    ------    --------
 LIT Asset Allocation Portfolio......................   1,297     1,097      649     1,297    1,297      649     1,297         0
 LIT Domestic Income Portfolio.......................   1,225     1,025      613     1,225    1,225      613     1,225         0
 LIT Emerging Growth Portfolio.......................   1,225     1,025      613     1,225    1,225      613     1,225         0
 LIT Enterprise Portfolio............................   1,364     1,164      682     1,364    1,364      682     1,364         0
 LIT Global Equity Portfolio.........................   1,204     1,004      602     1,204    1,204      602     1,204         0
 LIT Government Portfolio............................   1,283     1,083      642     1,283    1,283      642     1,283         0
 LIT Growth and Income Portfolio.....................   1,229     1,029      615     1,229    1,229      615     1,229         0
 LIT Money Market Portfolio..........................   1,233     1,033      617     1,233    1,233      617     1,233         0
 LIT Morgan Stanley Real Estate Securities
   Portfolio.........................................   1,614     1,414      807     1,614    1,614      807     1,614         0
 LIT Strategic Stock Portfolio.......................   1,214     1,014      607     1,214    1,214      607     1,214         0
                                                       ------    ------   ------    ------   ------   ------   -------   -------
   Life Investment Trust Total:......................  12,888    10,888    6,447    12,888   12,888    6,447    12,888         0
                                                       ======    ======   ======    ======   ======   ======   =======   =======


                                                                         TABLE C

        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST
                               AND EACH PORTFOLIO


                                              TRUSTEE
                               --------------------------------------                                            -------
        PORTFOLIO NAME         BRANAGAN    HEAGY    KENNEDY   NELSON    ROONEY     SISTO    WHALEN    YOVOVICH   CARUSO
        --------------         --------    -----    -------   ------    ------     -----    ------    --------   ------
 LIT Asset Allocation
   Portfolio..................   3,267      3,706     2,423     4,552     2,052     9,681     4,684         0      3,805
 LIT Domestic Income
   Portfolio..................   3,120      3,445     2,252     4,855     1,943     8,279     4,469         0      2,677
 LIT Emerging Growth
   Portfolio..................   3,038      3,360     2,180     4,646     1,917     1,107     4,279         0          0
 LIT Enterprise Portfolio.....   3,355      3,925     2,592     5,287     2,129    11,532     4,870         0      5,123
 LIT Global Equity
   Portfolio..................   3,015      3,333     2,168     4,634     1,893     1,096     4,267         0          0
 LIT Government Portfolio.....   3,251      3,599     2,328     5,061     2,035     8,510     4,660         0      2,645
 LIT Growth and Income
   Portfolio..................   1,359      1,116       706     1,439     1,414       638     1,371         0          0
 LIT Money Market Portfolio...   3,076      3,356     2,201     4,824     1,927     7,620     4,441         0      2,207
 LIT Morgan Stanley Real
   Estate Securities
   Portfolio..................   3,486      4,057     2,674     5,240     2,368     1,309     4,847         0          0
 LIT Strategic Stock
   Portfolio..................   1,342      1,099       697     1,422     1,397       631     1,354         0          0
                               -------    -------   -------   -------   -------   -------   -------   -------    -------
   Life Investment Trust
     Total....................  28,309     30,996    20,221    41,960    19,075    50,403    39,242         0     16,457
                               =======    =======   =======   =======   =======   =======   =======   =======    =======

                                           FORMER TRUSTEES
                                -------------------------------------
                                ----------------------------------------------------------
        PORTFOLIO NAME          GAUGHAN   LIPSHIE   MILLER     REES     ROBINSON   VERNON
        --------------          -------   -------   ------     ----     --------   ------
 LIT Asset Allocation
   Portfolio..................     249        103     1,652     4,632     3,075        259
 LIT Domestic Income
   Portfolio..................     185         41     1,585     3,837     2,876        188
 LIT Emerging Growth
   Portfolio..................     270          0     1,484       181     2,775          0
 LIT Enterprise Portfolio.....     334        224     1,740     5,829     3,293        354
 LIT Global Equity
   Portfolio..................     225          0     1,493       178     2,744          0
 LIT Government Portfolio.....     190        249     1,647     6,424     2,995        390
 LIT Growth and Income
   Portfolio..................       0          0         0         0         0          0
 LIT Money Market Portfolio...     167        222     1,598     5,864     2,777        355
 LIT Morgan Stanley Real
   Estate Securities
   Portfolio..................     209          0     1,589       191     2,923          0
 LIT Strategic Stock
   Portfolio..................       0          0         0         0         0          0
                                -------   -------   -------   -------   -------    -------
   Life Investment Trust
     Total....................   1,829        839    12,788    27,136    23,458      1,546
                                =======   =======   =======   =======   =======    =======


INVESTMENT ADVISORY AGREEMENTS


     The Trust and the Adviser are parties to an investment advisory agreement (the "Combined Advisory Agreement") pursuant to which the Trust retains the Adviser to manage the investment of assets and to place orders for the purchase and sale of portfolio securities for certain portfolios including the Asset Allocation Portfolio, the Domestic Income Portfolio, the Enterprise Portfolio, the Government Portfolio and the Money Market Portfolio (collectively, the "Combined Portfolios"). The Trust and the Adviser are also parties to other investment advisory agreements pursuant to which the Adviser manages the investment of assets and places orders for the purchase and sale of portfolio securities for the remaining Portfolios including six advisory agreements designated herein as "Comstock Advisory Agreement," "Emerging Growth Advisory Agreement," "Global Equity Advisory Agreement," "Growth and Income Advisory Agreement", "Morgan Stanley

Real Estate Securities Advisory Agreement" and the "Strategic Stock Advisory Agreement" for the Comstock Portfolio, the Emerging Growth Portfolio, the Global Equity Portfolio, the Growth and Income Portfolio, the Morgan Stanley Real Estate Securities Portfolio and the Strategic Stock Portfolio, respectively (such advisory agreements together with the Combined Advisory Agreement are referred to herein collectively as the "Advisory Agreements"). Under the Advisory Agreements, the Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Portfolio's investment objectives. The Adviser also furnishes at no cost to the Portfolios (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the Adviser furnishes at no cost to the Portfolio the services of a President of the Trust, one or more Vice Presidents as needed, and a Secretary.


     Under the Advisory Agreements, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Portfolio. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. The services are provided at cost which is allocated among the investment companies advised by the Adviser. A portion of these amounts are paid to the Adviser or its parent as reimbursement of personnel, office space, facilities and equipment costs attributable to the provision of accounting services to the Trust. The Trust also pays custodian fees, legal and independent accountant fees, trustee fees (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) the costs of reports and proxies to shareholders and all other ordinary expenses not specifically assumed by the Adviser. The Advisory Agreements also provide that the Adviser shall not be liable to the company for any actions or omissions if it acted without willful misfeasance, bad faith, negligence or reckless disregard of its obligations.


     Under the Advisory Agreements, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it, an annual fee payable monthly computed on average daily net assets as follows:


------------------------------------------------------------------

Asset Allocation Portfolio, Domestic Income Portfolio,
Enterprise Portfolio, Government Portfolio and Money
Market Portfolio (based upon their combined average daily
net assets)
     First $500 million...................................   0.50%
     Next $500 million....................................   0.45%
     Over $1 billion......................................   0.40%
     (The resulting fee is prorated to each of these
     Portfolios based upon their respective average daily
     net assets.)
Comstock Portfolio and Growth and Income Portfolio (based
  on each Portfolio's average daily net assets)
     First $500 million...................................   0.60%
     Over $500 million....................................   0.55%
Emerging Growth Portfolio.................................   0.70%
Global Equity Portfolio...................................   1.00%
Morgan Stanley Real Estate Securities Portfolio...........   1.00%
Strategic Stock Portfolio
     First $500 million...................................   0.50%
     Over $500 million....................................   0.45%

For the Global Equity Portfolio and Morgan Stanley Real Estate Securities Portfolio, the Adviser has entered into subadvisory agreements (the "Subadvisory Agreement") to assist the Adviser in performing its investment advisory functions. Under the Subadvisory Agreements, the Subadviser receives on an annual basis 50% of the net advisory fees received by the Adviser with respect to such Portfolios.



     The Adviser has voluntarily agreed to reimburse the Portfolios for all expenses as a percent of average daily net assets in excess of the following:



------------------------------------------------------------------

Asset Allocation Portfolio, Domestic Income Portfolio,
Enterprise Portfolio, Government Portfolio and Money
Market Portfolio (based upon their combined average daily
net assets)...............................................   0.60%
Comstock Portfolio........................................     N/A
Emerging Growth Portfolio.................................   0.85%
Global Equity Portfolio...................................   1.20%
Growth and Income Portfolio...............................   0.75%
Morgan Stanley Real Estate Securities Portfolio...........   1.10%
Strategic Stock Portfolio.................................   0.65%


           -----------------------------------

           N/A-- As of December 31, 1998, the Comstock Profile had not commenced investment operations and, accordingly, had no assets nor paid advisory fees from which an effective rate could be derived.


     The Combined Advisory Agreement also provides that, in the event the ordinary business expenses of any of the Combined Portfolios for any fiscal year exceed 0.95% of the average daily net assets, the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay the Combined Portfolios monthly an amount sufficient to make up the deficiency, subject to readjustment during the year. Ordinary business expenses do not include (1) interest and taxes, (2) brokerage commissions, (3) any distribution expenses which may be incurred in the event the Combined Portfolios' Distribution Plan is implemented, and (4) certain litigation and indemnification expenses as described in the Combined Advisory Agreement.


     The average daily net assets of a Portfolio is determined by taking the average of all of the determinations of net assets of that Portfolio for each business day during a given calendar month. The fee is payable for each calendar month as soon as practicable after the end of that month. The fee payable to the Adviser is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by the Adviser or any other direct or indirect majority owned subsidiary of Van Kampen Investments, in connection with the purchase and sale of portfolio investments of the Portfolios, less any direct expenses incurred by such subsidiary of Van Kampen Investments in connection with obtaining such payments. The Adviser agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Portfolios benefit, and to advise the Trustees of the Portfolios of any other commissions, fees, brokerage or similar payments which may be possible under applicable laws for the Adviser or any other direct or indirect majority owned subsidiary of Van Kampen Investments, to receive in connection with the Portfolios investment transactions or other arrangements which may benefit the Portfolios.

     The following table shows expenses paid under the Advisory Agreements during the periods ended December 31, 1998, 1997 and 1996.


                                                                                                                  GROWTH
                           ASSET                   DOMESTIC    EMERGING                  GLOBAL                     AND
     PERIOD ENDING       ALLOCATION    COMSTOCK     INCOME      GROWTH     ENTERPRISE    EQUITY     GOVERNMENT    INCOME
  DECEMBER 31, 1998:     PORTFOLIO    PORTFOLIO*   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
  ------------------     ----------   ----------   ---------   ---------   ----------   ---------   ----------   ---------

Advisory fees             $308,215       n/a       $ 86,159    $131,521     $539,143    $ 32,086     $268,947    $127,069
Accounting Services       $ 33,100       n/a       $ 23,600    $ 22,900     $ 42,800    $ 38,100     $ 32,700    $ 24,500
Contractual expense
 reimbursement            $    -0-       n/a       $ 43,097    $    -0-     $    -0-    $    -0-     $    -0-    $    -0-
Voluntary expense
 reimbursement            $ 74,236       n/a       $ 60,335    $ 71,860     $ 40,178    $162,179     $ 70,011    $ 72,329

                                       MORGAN
                                      STANLEY
                                        REAL
                           MONEY       ESTATE     STRATEGIC
     PERIOD ENDING        MARKET     SECURITIES     STOCK
  DECEMBER 31, 1998:     PORTFOLIO   PORTFOLIO    PORTFOLIO
  ------------------     ---------   ----------   ---------
Advisory fees            $108,585    $2,511,823    $56,672
Accounting Services      $ 25,200    $   73,500    $17,500
Contractual expense
 reimbursement           $  7,952    $      -0-    $   -0-
Voluntary expense
 reimbursement           $ 76,068    $      -0-    $68,772


     PERIOD ENDING
  DECEMBER 31, 1997:
  ------------------
Advisory fees             $311,514       n/a       $86,700    $48,713     $467,494    $ 31,290     $267,568    $ 30,777
Accounting Services       $ 14,290       n/a       $ 8,861    $ 9,145     $ 19,566    $ 21,596     $ 13,895    $  4,410
Contractual expense
 reimbursement            $    -0-       n/a       $17,857    $   -0-     $    -0-    $    -0-     $    -0-    $    -0-
Voluntary expense
 reimbursement            $ 68,780       n/a       $60,681    $89,683     $ 55,090    $174,632     $ 72,820    $ 45,369

     PERIOD ENDING
  DECEMBER 31, 1997:
  ------------------
Advisory fees            $106,891    $2,269,511    $ 1,083
Accounting Services      $ 10,155    $   32,983    $   -0-
Contractual expense
 reimbursement           $  6,147    $      -0-    $   -0-
Voluntary expense
 reimbursement           $ 74,791    $      -0-    $ 4,892


     PERIOD ENDING
  DECEMBER 31, 1996:
  ------------------
Advisory fees             $316,002       n/a       $110,243   $28,284     $407,693    $ 28,416     $303,695    $     74
Accounting Services       $ 56,837       n/a       $44,328    $41,089     $ 52,282    $ 29,400     $ 55,531    $    -0-
Contractual expense
 reimbursement            $    -0-       n/a       $73,932    $   -0-     $    -0-    $    -0-     $    -0-    $    -0-
Voluntary expense
 reimbursement            $113,873       n/a       $77,170    $97,987     $123,582    $177,139     $122,474    $  5,591

     PERIOD ENDING
  DECEMBER 31, 1996:
  ------------------
Advisory fees            $104,808    $  428,166    $   -0-
Accounting Services      $ 76,975    $   44,869    $   -0-
Contractual expense
 reimbursement           $ 70,526    $      -0-    $   -0-
Voluntary expense
 reimbursement           $ 73,366    $   70,941    $   -0-


* As of December 31, 1998, the Comstock Portfolio had not commenced investment operations and, accordingly, no expenses have been paid under the Comstock Advisory Agreement.


     The Advisory Agreements with respect to each subject Portfolio may be continued from year to year if specifically approved at least annually (a)(i) by the Trustees or (ii) by a vote of a majority of such Portfolio's outstanding voting securities and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreements provide that an agreement shall terminate automatically if assigned and that it may be terminated without penalty by either party on 60 days' written notice.


DISTRIBUTOR


     The Distributor acts as the principal underwriter of the shares of the Trust pursuant to a written agreement (the "Distribution and Service Agreement"). The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is not obligated to sell any stated number of shares. The Distribution and Service Agreement is renewable from year to year if approved (a) by the Trust's Trustees or by a vote of a majority of the Trust's outstanding voting securities and (b) by the affirmative vote of a majority of Trustees who are not parties to the Distribution and Service Agreement or interested persons of any party, by votes cast in person at a meeting called for that purpose. The Distribution and Service Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 90 days' written notice.


     The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and certain other costs including the cost of supplemental sales literature and advertising. The Trust pays all expenses attributable to the registrations of its shares under federal law, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.

TRANSFER AGENT


     The Fund's transfer agent, shareholder service agent and dividend disbursing agent is Van Kampen Investor Services Inc., PO Box 418256, Kansas City, MO 64141-9256. For the fiscal year ended December 31, 1998, Investor Services, as shareholder service agent and dividend disbursing agent for the Portfolios received fees in the amount of $14,900 from the Growth and Income Portfolio, $14,700 from the Enterprise Portfolio, $14,600 from each of the Asset Allocation, Emerging Growth, Global Equity and Money Market Portfolios, $14,500 from each of the Domestic Income and Real Estate Securities Portfolios, $14,300 from the Government Portfolio and $7,600 from the Strategic Stock Portfolio. For the fiscal years ended December 31, 1997 and 1996, Investor Services received fees in the amount of $15,000 from each of the Portfolios of the Trust for such services, except the Growth and Income Portfolio from which Investor Services received $6,300 and the Strategic Stock Portfolio from which Investor Services received no fees. The Comstock Portfolio had not yet commenced investment operations prior to the date hereof and has no historical information to report. Prior to 1998, these services were provided at cost plus a profit. Beginning in 1998, the transfer agency prices are determined through negotiations with the Board of Trustees of the Trust and are based on competitive market benchmarks.


PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Adviser is responsible for decisions to buy and sell securities for the Portfolios, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. While the Adviser will be primarily responsible for the placement of the Portfolios' investments, the policies and practices in this regard will at all times be subject to review by the Trustees.

     Transactions in debt securities generally made by the Fund are principal transactions at net prices with little or no brokerage costs. Such securities are normally purchased directly from the issuer or in the over-the-counter market from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include a spread or markup to the dealer between the bid and asked price. Sales to dealers are effected at bid prices. The Portfolios may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid, or may purchase and sell listed bonds on a exchange, which are effected through brokers who charge a commission for their services.

     The Adviser is responsible for placing portfolio transactions and does so in a manner deemed fair and reasonable to the Portfolios and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker/dealers and in negotiating prices and any brokerage commissions on such transactions, the Adviser considers the firm's reliability, integrity and financial condition and the firm's execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration may be given to those firms which supply research and other services in addition to execution services. The Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. No specific value can be assigned to such research services which are furnished without cost to the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Portfolios and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially. The investment advisory fee is not reduced as a result of the Adviser's receipt of such research services. Services provided may include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or pur-chasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its advisory accounts; not all of such services may be used by the Adviser in connection with the Fund.

     The Adviser also may place portfolio transactions, to the extent permitted by law, with brokerage firms affiliated with the Portfolios, the Adviser or the Distributor and with brokerage firms participating in the distribution of the Portfolios' shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms. Similarly, to the extent permitted by law and subject to the same considerations on quality of execution and comparable commission rates, the Adviser may direct an executing broker to pay a portion or all of any commissions, concessions or discounts to a firm supplying research or other services or to a firm participating in the distribution of the Portfolios' shares.

     The Adviser may place Portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Portfolios and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Portfolios. In making such allocations among the Portfolios and other advisory accounts, the main factors considered by the Adviser are the respective sizes of the Portfolios and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.


     Effective October 31, 1996, Morgan Stanley & Co. Incorporated ("Morgan Stanley") became an affiliate of the Adviser. Effective May 31, 1997, Dean Witter Reynolds, Inc. ("Dean Witter") became an affiliate of the Adviser. The trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to affiliates of the Portfolios must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.


     The Portfolios paid the following commissions to these brokers during the periods shown:


                                                                 AFFILIATED BROKERS
                                               ------------------------------------------------------
                                                          MORGAN STANLEY                  DEAN WITTER
                                                          --------------                  -----------
Fiscal year ended 1998.....................    -0-                                            -0-
Fiscal year ended 1997.....................    -0-                                            -0-
Fiscal year ended 1996.....................    $10,732 (Asset Allocation Portfolio)           -0-
                                               $18,166 (Enterprise Portfolio)                 -0-
Fiscal year 1998 Percentages:
  Commissions with affiliate to total
     commissions...........................    -0-                                            -0-
  Value of brokerage transactions with
     affiliate to total transactions.......    -0-                                            -0-

     The following table summarizes for each portfolio the total brokerage commissions paid, the amount of commissions paid to brokers selected primarily on the basis of research services provided to the Adviser and the value of these specific transactions.


                                  ASSET                                              DOMESTIC     EMERGING       GLOBAL
                               ALLOCATION     COMSTOCK    ENTERPRISE    GOVERNMENT    INCOME       GROWTH        EQUITY
                                PORTFOLIO    PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                               -----------   ----------   -----------   ----------   ---------   -----------   ----------
1998
-----------------------------
 Total brokerage commissions   $   121,933      N/A       $   195,688    $34,884         --      $    26,685   $      118
 Commissions for research
   services                    $    69,166      N/A       $    72,273         --         --      $    17,365           --
 Value of research
   transactions                $52,524,399      N/A       $59,194,331         --         --      $33,681,640           --
1997
-----------------------------
 Total brokerage commissions   $   100,020      N/A       $   140,036    $30,799         --      $    10,436   $   13,550
 Commissions for research
   services                    $    27,325      N/A       $    47,085         --         --      $     5,597           --
 Value of research
   transactions                $17,590,482      N/A       $51,189,635         --         --      $ 9,900,077           --
1996
-----------------------------
 Total brokerage commissions   $   160,187      N/A       $   203,035    $49,075       $134      $     7,373   $   12,654
 Commissions for research
   services                    $    62,566      N/A       $   118,119         --         --      $     5,803           --
 Value of research
   transactions                $28,024,814      N/A       $68,820,181         --         --      $ 5,170,364           --

                               MORGAN STANLEY
                                REAL ESTATE     GROWTH AND      MONEY      STRATEGIC
                                 SECURITIES       INCOME       MARKET        STOCK
                                 PORTFOLIO       PORTFOLIO    PORTFOLIO    PORTFOLIO
                               --------------   -----------   ---------   -----------
1998
-----------------------------
 Total brokerage commissions    $  1,216,987    $    38,200       --      $    11,412
 Commissions for research
   services                     $  1,168,101    $    20,979       --      $    11,412
 Value of research
   transactions                 $502,717,341    $27,958,579       --      $19,379,770
1997
-----------------------------
 Total brokerage commissions    $  1,823,718    $    13,809       --      $     1,172
 Commissions for research
   services                     $  1,446,147             --       --      $     1,172
 Value of research
   transactions                 $656,816,992             --       --      $ 2,327,597
1996
-----------------------------
 Total brokerage commissions    $    222,173             --       --               --
 Commissions for research
   services                     $    163,059    $       187       --               --
 Value of research
   transactions                 $ 19,899,335    $   481,917       --               --


* As of December 31, 1998 the Comstock Portfolio had not commenced investment operations and, accordingly, no tabular information is included for the Comstock Portfolio.


DETERMINATION OF NET ASSET VALUE


     The net asset value of the shares of each Portfolio is computed by dividing the value of all securities held by the Portfolio plus other assets, less liabilities, by the number of shares outstanding. This computation is determined for each Portfolio as of the close of business of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., New York time) on each business day on which the Exchange is open.

MONEY MARKET PORTFOLIO NET ASSET VALUATION

     The Portfolio's use of the amortized cost method of valuing its portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Adviser to be of eligible quality with minimal credit risks. The valuation of each Portfolio's investments is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the Portfolio would receive if it sold the instrument.


     The Portfolio has established procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as the Portfolio or the Trustees deem appropriate, to determine the extent, if any, to which the new asset value per share calculated by using available market quotations deviates from $1.00 per share based on amortized cost. In the event such deviation should exceed four tenths of one percent, the Trustees are required to promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined by using available market quotations.

ASSET ALLOCATION, COMSTOCK, DOMESTIC INCOME, EMERGING GROWTH, ENTERPRISE, GLOBAL EQUITY, GROWTH AND INCOME, MORGAN STANLEY REAL ESTATE SECURITIES AND STRATEGIC STOCK PORTFOLIOS NET ASSET VALUATION

     The net asset value of these Portfolios is computed by (i) valuing securities listed or traded on a national securities exchange at the last sale price, or if there has been no sale that day at the mean between the last reported bid and asked prices (ii) valuing unlisted securities for which over-the-counter market quotations are readily available at the most recent bid price as supplied by National Association of Securities Dealers Automated Quotations ("NASDAQ") or by broker-dealers, and (iii) valuing any securities for which market quotations are not readily available, and any other assets at fair value as determined in good faith by the Adviser based on procedures approved by the Trustees. Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available, and any other assets are valued at fair value as determined in good faith by the Adviser based on procedures approved by the Trustees.

GOVERNMENT PORTFOLIO NET ASSET VALUATION

     U.S. Government securities are traded in the over-the-counter market and are valued at the mean between the last reported bid and asked prices. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Options, interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser based on procedures approved by the Trust's Trustees.

FAIR VALUE PRICING


     With respect to certain Portfolios, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days for the Exchange. Furthermore, trading takes place on all business days in Japanese markets, on certain Saturdays, and in various foreign markets on days which are not business days for the Exchange, and on which such Portfolios net asset value is not calculated, and on which such Portfolios does not effect sales, redemptions and repurchases of its shares. There may be significant variations in the net asset value of Portfolio shares on days when net asset value is not calculated and on which shareholders cannot redeem on account of changes in prices of stocks traded in foreign stock markets.


PURCHASE AND REDEMPTION OF SHARES

     The purchase of shares of the Portfolios is currently limited to the Accounts as explained in the Prospectus. Such shares are sold and redeemed at their respective net asset values as described in the Prospectus.

     Redemptions are not made on days during which the Exchange is closed. The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when

(a) the Exchange is closed for other than customary weekends or holidays; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

TAX STATUS

     The Trust and each of its Portfolios will be treated as separate corporations for federal income tax purposes. A Portfolio will be subject to tax if, among other things, it fails to distribute net capital gains, or if its annual distributions, as a percentage of its income, are less than the distributions required by tax laws.

PORTFOLIO PERFORMANCE


     The average annual total return and yield, if applicable, for each Portfolio are shown in the table below. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of each Portfolio's investment objectives and policies as well as the risks incurred in each Portfolio's investment practices. All total return figures are for the Trust's fiscal year ended December 31, 1998.



                                                                               TOTAL RETURN
                                             TOTAL RETURN    TOTAL RETURN      FOR TEN YEAR         CUMULATIVE
                                             FOR ONE YEAR    FOR FIVE YEAR       PERIOD OR       NON-STANDARDIZED
                                                PERIOD          PERIOD        SINCE INCEPTION      TOTAL RETURN
                                             ------------    -------------    ---------------    ----------------
Asset Allocation Portfolio
  commencement date 06/30/87.............        15.67%          15.22%            13.60%             274.91%
Domestic Income Portfolio
  commencement date 11/04/87.............         6.34%           8.07%             7.45%             139.36%
Emerging Growth Portfolio
  commencement date 07/03/95.............        37.56%             --             26.31%*            126.28%
Enterprise Portfolio
  commencement date 04/07/86.............        25.00%          21.95%            18.35%             408.04%
Global Equity Portfolio
  commencement date 07/03/95.............        21.61%             --             16.30%*             69.54%
Government Portfolio
  commencement date 04/07/86.............         8.59%           6.32%             8.35%             143.06%
Growth and Income Portfolio
  commencement date 12/23/96.............        19.61%             --             21.30%*             47.76%
Money Market Portfolio
  commencement date 04/07/86.............         5.02%           4.82%             5.25%              98.82%
Morgan Stanley Real Estate Securities
  Portfolio
  commencement date 07/03/95.............       -11.62%             --             15.09%*             63.46%
Strategic Stock Portfolio
  commencement date 11/03/97.............        16.51%             --             16.55%*             19.43%



* Denotes since inception.


     As of December 31, 1998, the Comstock Portfolio had not commenced investment operations and, accordingly, no performance information is included for the Comstock Portfolio.

     From time to time, the Portfolios, except the Money Market Portfolio, may advertise their total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five and ten year periods or for the life of the Portfolio. Other total return quotations, aggregate or average, over other time periods may also be included. Total return calculations do not take into account expenses at the "wrap" or contractholder level as explained in the prospectus. Investors should also review total return calculations that include those expenses.

     The total return of a Portfolio for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Portfolio from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the maximum public offering price and that all income dividends or capital gains distributions during the period are reinvested in Portfolio shares at net asset value. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. A Portfolio's total return will vary depending on market conditions, the securities comprising the Portfolio's investment holdings, the Portfolio's operating expenses and unrealized net capital gains or losses during the period. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the Portfolio.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

     A Portfolio may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of the Portfolio from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a Portfolio at a given time, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each Portfolio.

     In addition to total return information, certain Portfolios may also advertise their current "yield." Yield figures are based on historical earnings and are not intended to indicate future performance. Yield is determined by analyzing the Portfolio's net income per share for a 30-day (or one-month) period (which period will be stated in the advertisement), and dividing by the maximum offering price per share on the last day of the period. A "bond equivalent" annualization method is used to reflect a semiannual compounding. Yield calculations do not take into account expenses at the "wrap" or contractholder level as expanded in the prospectus. Investors should also review yield calculations that include those expenses.

     For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. Net income computed for this formula differs from net income reported by a Portfolio in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or lesser than a Portfolio's then current dividend rate.

     A Portfolio's yield is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by a Portfolio, portfolio maturity and a Portfolio's expenses.

     Yield quotations should be considered relative to changes in the net asset value of a Portfolio's shares, a Portfolio's investment policies, and the risks of investing in shares of a Portfolio. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The Adviser may, from time to time, waive advisory fees or reimburse a certain amount of the future ordinary business expenses of a Portfolio. Such waiver/reimbursement will increase the yield or total return of such Portfolio. The Adviser may stop waiving fees or reimbursing expenses at any time without prior notice.

     From time to time the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Portfolio refers to the income generated by an investment in the Money Market Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Money Market Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instrument held in a portfolio, portfolio maturity, operating expenses and market conditions.

     From time to time, certain Portfolios may include in sales literature and shareholder reports a quotation of the current "distribution rate" for shares of such Portfolios. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate differs from yield, which is a measure of the income actually earned by a Portfolio's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of a Portfolio's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Portfolios.

     From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. A Portfolio's marketing materials may also show the Portfolio's asset class diversification, top five sectors, ten largest holdings and other Portfolio asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how the Distributor believes a Portfolio compares relative to other Portfolio's of the Adviser. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Portfolios will also be marketed on the internet.

     In reports or other communications to shareholders or in advertising material, a Portfolio may compare its performance with that of other mutual funds as listed in the ratings or rankings prepared by Lipper Analytical Services, Inc., CDA, Morningstar Mutual Funds or similar independent services which monitor the performance of mutual funds, with the Consumer Price Index, the Dow Jones Industrial Average Index, Standard & Poor's indices, NASDAQ Composite Index, other appropriate indices of investment securities, or with investment or savings vehicles. The performance information may also include evaluations of such Portfolio published by nationally recognized ranking services and by nationally recognized financial publications. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each Portfolio. For these purposes, the performance of the Portfolios, as well as the performance of other mutual funds or indices, do not reflect various charges, the inclusion of which would reduce portfolio performance.

     The Portfolios may also utilize performance information in hypothetical illustrations. For example, the Portfolios may, from time to time: (1) illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans; (2) illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan to investments made in a rising market; (3) illustrate allocations among different types of mutual funds for investors of different stages of their lives; and (4) in reports or other communications to shareholders or in advertising material, illustrate the benefits of compounding at various assumed rates of return.


     The Trust's Annual Report and Semiannual Report prior to the date hereof, contain additional performance information about each of the Trust's portfolios; however, the Comstock Portfolio had not commenced investment operations and, accordingly, no information regarding the Comstock Portfolio is contained therein. A copy of the Annual Report or Semiannual Report may be obtained without charge by calling or writing the Trust at the telephone number and address printed on the back cover of the Prospectus.


     Performance of Investment Adviser. The Adviser manages the Van Kampen Comstock Fund (the "Comstock Fund"), which served as the model for the Comstock Portfolio. The Comstock Portfolio has substantially the same investment objective, policies and strategies as the Comstock Fund. In addition, the

Adviser intends the Portfolio to be managed by the same personnel and to continue to have closely similar investment strategies, techniques and characteristics as the Comstock Fund. Past investment performance of the Comstock Fund, as shown in the table below, may be relevant to your consideration of investment in the Portfolio. The investment performance of the Comstock Fund is not necessarily indicative of future performance of the Comstock Portfolio. As of the date of this Statement of Additional Information, the Comstock Portfolio had not yet commenced investment operations and therefore had no performance of its own. Also, the operating expenses of the Comstock Portfolio will be different from the operating expenses of the Comstock Fund. The investment performance of the Comstock Fund is provided merely to indicate the experience of the Adviser in managing a similar investment portfolio. The data does not reflect any fees that may be accessed at the contract level as explained in the Prospectus. Such fees would reduce the total return figures shown below.



     The data set forth below are adjusted to reflect the Comstock Portfolio's projected operating expenses and to eliminate the maximum 5.75% initial sales charge applicable to purchases of Class A shares of the Comstock Fund, which will not be applicable to purchases of shares of the Comstock Portfolio.


   Average Annual Total Return for Van Kampen Comstock Fund's Class A Shares
              (A Separate Mutual Fund from the Comstock Portfolio)

                      For the Periods Ended March 31, 1999

  (adjusted to reflect projected operating expenses of the Comstock Portfolio and the elimination of maximum sales charges of the Comstock Fund)


               Total Return Excluding
                    Sales Charge                         1 Year    3 Years    5 Years    10 Years
               ----------------------                    ------    -------    -------    --------
Comstock Fund Class A Shares.........................     4.39%     20.45%     20.60%     15.70%


     The past performance of the Comstock Fund is no guarantee of the future performance of the Comstock Fund or the Comstock Portfolio.

MONEY MARKET PORTFOLIO YIELD INFORMATION

     The yield of the Portfolio is its net income expressed in annualized terms. The Securities and Exchange Commission requires by rule that a yield quotation set forth in an advertisement for a "money market" fund be computed by a standardized method based on a historical seven calendar day period. The standardized yield is computed by determining the net change (exclusive of realized gains and losses and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and all fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size. The Portfolio may also calculate its effective yield by compounding the unannualized base period return (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

     The yield quoted at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Portfolio, their quality and length of maturity, and the Portfolio's operating expenses. The length of maturity for the Portfolio is the average dollar weighted maturity of the Portfolio. This means that the Portfolio has an average maturity of a stated number of days for all of its issues. The calculation is weighted by the relative value of the investment.

     The yield fluctuates daily as the income earned on the investments of the Portfolio fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Portfolio is an open-end investment company and that there is no guarantee that the net asset value will remain constant. A shareholder's investment in the Portfolio is not insured. Investors comparing results of the Portfolio with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. The yield quotation may be of limited use for comparative purposes because it does not reflect charges imposed at the Account level which, if included, would decrease the yield.

     Other portfolios of the money market type as well as banks and savings and loan associations may calculate their yield on a different basis, and the yield quoted by the Portfolio could vary upwards or downwards if another method of calculation or base period were used.

OTHER INFORMATION

CUSTODY OF ASSETS -- All securities owned by the Portfolios and all cash, including proceeds from the sale of shares of the Portfolios and of securities in each Portfolio's investment portfolio, are held by State Street Bank and Trust Company, 225 West Franklin Street, Boston, Massachusetts 02110, as Custodian. With respect to investments in foreign securities, the custodian enters into agreements with foreign sub-custodians which are approved by the Trustees pursuant to Rule 17f-5 under the 1940 Act. The Custodian and sub-custodians generally domestically, and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities.


SHAREHOLDER REPORTS -- Semiannual statements of the Trust containing information about each of the Portfolios, are furnished to shareholders, and annually such statements are audited by the independent accountants whose selection is ratified annually by shareholders.


INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 200 East Randolph Drive, Chicago, Illinois 60601, the independent accountants for the Trust, performs an annual audit of the Trust's financial statements.

LEGAL COUNSEL -- Skadden, Arps, Slate, Meagher & Flom (Illinois).

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Asset Allocation Portfolio, Domestic Income Portfolio, Emerging Growth Portfolio, Enterprise Portfolio, Global Equity Portfolio, Government Portfolio, Growth and Income Portfolio, Money Market Portfolio, Morgan Stanley Real Estate Securities Portfolio and Strategic Stock Portfolio (constituting Van Kampen Life Investment Trust, hereafter referred to as the "Trust") at December 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
February 8, 1999

 ASSET ALLOCATION PORTFOLIO                             PORTFOLIO OF INVESTMENTS

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
COMMON STOCKS  60.8%
CONSUMER DISTRIBUTION  4.0%
Albertsons, Inc.............................................     800   $    50,950
Cardinal Health, Inc........................................   1,000        75,875
CompUSA, Inc. (a)...........................................   5,000        65,313
Dayton Hudson Corp..........................................   4,500       244,125
Family Dollar Stores, Inc...................................   4,000        88,000
Federated Department Stores, Inc. (a).......................   3,900       169,894
Lowe's Cos., Inc............................................   5,100       261,056
Payless ShoeSource, Inc. (a)................................   1,000        47,375
Rite Aid Corp...............................................   1,500        74,344
Safeway, Inc. (a)...........................................   2,700       164,531
Saks, Inc. (a)..............................................   2,000        63,125
Sears Roebuck & Co..........................................   1,200        51,000
TJX Cos., Inc...............................................  11,000       319,000
Wal-Mart Stores, Inc........................................   9,400       765,512
                                                                       -----------
                                                                         2,440,100
                                                                       -----------
CONSUMER DURABLES  1.7%
DaimlerChrysler AG..........................................   1,000        96,063
Dana Corp...................................................   4,400       179,850
Eaton Corp..................................................   1,100        77,756
Ford Motor Co...............................................   9,100       534,056
General Motors Corp.........................................   2,000       143,125
                                                                       -----------
                                                                         1,030,850
                                                                       -----------
CONSUMER NON-DURABLES  4.9%
Anheuser Busch Cos., Inc....................................   7,200       472,500
Bestfoods...................................................   1,000        53,250
Coca Cola Co................................................   3,800       254,125
Colgate - Palmolive Co......................................     800        74,300
ConAgra, Inc................................................   5,000       157,500
Dial Corp...................................................   7,100       205,013
H.J. Heinz & Co.............................................   3,600       203,850
Kimberly Clark Corp.........................................   2,300       125,350
Loews Corp..................................................   1,000        98,250
Philip Morris Cos., Inc.....................................  16,000       856,000
Procter & Gamble Co.........................................   1,300       118,706
Tommy Hilfiger Corp. (a)....................................   2,800       168,000
Unilever NV - ADR (Netherlands).............................   1,900       157,581
V.F. Corp...................................................   1,600        75,000
                                                                       -----------
                                                                         3,019,425
                                                                       -----------
CONSUMER SERVICES  3.1%
Brinker International, Inc. (a).............................   5,000       144,375
CBS Corp....................................................   2,400        78,600
Gannett Co., Inc............................................   5,000       322,500
Hilton Hotels Corp..........................................   3,600        68,850
Jacor Communications, Inc., Class A (a).....................   1,200        77,250
Knight Ridder, Inc..........................................   1,000        51,125
New York Times Co., Class A.................................   4,200       145,687
Tele-Communications, Inc., Class A (a)......................  12,600       696,937
Time Warner, Inc............................................   1,400        86,887

                                               See Notes to Financial Statements

 ASSET ALLOCATION PORTFOLIO                 PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
CONSUMER SERVICES (CONTINUED)
Tribune Co..................................................   1,800   $   118,800
Walt Disney Co..............................................   2,900        87,000
                                                                       -----------
                                                                         1,878,011
                                                                       -----------
ENERGY  4.6%
Amoco Corp..................................................   6,300       380,363
Ashland, Inc................................................   1,200        58,050
Atlantic Richfield Co.......................................     800        52,200
British Petroleum Co. Plc. - ADR (United Kingdom)...........   1,400       125,475
Chevron Corp................................................   1,500       124,406
Coastal Corp................................................   4,600       160,713
Columbia Energy Group.......................................     800        46,200
El Paso Energy Corp.........................................   2,800        97,475
Enron Corp..................................................   1,300        74,181
Exxon Corp..................................................  10,200       745,875
Mobil Corp..................................................   6,300       548,887
Royal Dutch Petroleum Co. - ADR (Netherlands)...............   3,500       167,562
Texaco, Inc.................................................   1,100        58,163
Total SA - ADR (France).....................................     956        47,561
USX - Marathon Group........................................   2,900        87,363
YPF Sociedad Anonima - ADR (Argentina)......................   1,900        53,081
                                                                       -----------
                                                                         2,827,555
                                                                       -----------
FINANCE  10.7%
A.G. Edwards, Inc...........................................     800        29,800
Aetna, Inc..................................................   2,000       157,250
Allstate Corp...............................................   7,000       270,375
Ambac Financial Group, Inc..................................   4,100       246,769
American Bankers Insurance Group, Inc.......................   1,700        82,238
American Express Co.........................................   3,000       306,750
American General Corp.......................................   2,000       156,000
American International Group, Inc...........................     700        67,638
Associates First Capital Corp., Class A.....................   2,500       105,938
Bank One Corp...............................................   5,234       267,261
BankAmerica Corp............................................  11,081       666,245
BankBoston Corp.............................................   3,200       124,600
Bear Stearns Cos., Inc......................................   3,538       132,233
Chase Manhattan Corp........................................   7,400       503,662
CIGNA Corp..................................................   3,000       231,937
Citigroup, Inc..............................................  10,050       497,475
CMAC Investment Corp........................................   3,000       137,812
Conseco, Inc................................................   3,100        94,744
Countrywide Credit Industries, Inc..........................   2,700       135,506
Federal Home Loan Mortgage Corp.............................   1,600       103,100
Federal National Mortgage Assn..............................   8,900       658,600
First Union Corp............................................   5,200       316,225
Fleet Financial Group, Inc..................................   3,700       165,344
LandAmerica Financial Group, Inc............................   1,000        55,813
Liberty Financial Cos., Inc.................................     450        12,150
Marsh & McLennan Cos., Inc..................................     700        40,906
MBIA, Inc...................................................     900        59,006
Merrill Lynch & Co., Inc....................................   1,000        66,750
Nationwide Financial Services, Inc., Class A................     400        20,675

                                               See Notes to Financial Statements

 ASSET ALLOCATION PORTFOLIO                 PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
FINANCE (CONTINUED)
SunAmerica, Inc.............................................   2,500   $   202,812
SunTrust Banks, Inc.........................................   2,100       160,650
Torchmark, Inc..............................................   2,000        70,625
U.S. Bancorp................................................   2,500        88,750
United Asset Management Corp................................   2,200        57,200
Washington Mutual, Inc......................................   4,050       154,659
Wells Fargo & Co............................................   2,600       103,838
                                                                       -----------
                                                                         6,551,336
                                                                       -----------
HEALTHCARE  9.0%
Abbott Laboratories, Inc....................................   2,800       137,200
American Home Products Corp.................................   6,000       337,875
Bausch & Lomb, Inc..........................................   2,600       156,000
Becton, Dickinson & Co......................................   2,800       119,525
Bristol-Myers Squibb Co.....................................   6,900       923,306
Guidant Corp................................................   1,400       154,350
HBO & Co....................................................   2,600        74,588
HEALTHSOUTH Corp. (a).......................................   6,000        92,625
Johnson & Johnson, Inc......................................   2,900       243,237
Lincare Holdings, Inc. (a)..................................   3,000       121,688
Merck & Co., Inc............................................   3,000       443,062
Mylan Laboratories, Inc.....................................   6,700       211,050
PacifiCare Health Systems, Class B (a)......................   1,700       135,150
Pfizer, Inc.................................................   2,400       301,050
Pharmacia & Upjohn, Inc.....................................   1,100        62,288
Rhone-Poulenc, SA, Class A - ADR (France)...................   3,000       150,750
Schering-Plough Corp........................................   9,700       535,925
Tenet Healthcare Corp. (a)..................................  10,200       267,750
Universal Health Services, Inc., Class B (a)................   1,800        93,375
Warner-Lambert Co...........................................   8,400       631,575
Watson Pharmaceuticals, Inc. (a)............................   2,200       138,325
Wellpoint Health Networks, Inc., Class A (a)................   2,500       217,500
                                                                       -----------
                                                                         5,548,194
                                                                       -----------
PRODUCER MANUFACTURING  3.3%
AlliedSignal, Inc...........................................     300        13,294
American Power Conversion Corp. (a).........................   1,700        82,344
Cognex Corp. (a)............................................   2,800        56,000
General Electric Co.........................................   9,000       918,562
Ingersoll-Rand Co...........................................   3,200       150,200
Johnson Controls, Inc.......................................     900        53,100
Textron, Inc................................................   2,000       151,875
The St. Joe Co..............................................     500        11,719
Tyco International Ltd......................................   2,700       203,681
U.S. Filter Corp. (a).......................................   2,200        50,325
United Technologies Corp....................................   2,300       250,125
Waste Management, Inc.......................................   2,200       102,575
                                                                       -----------
                                                                         2,043,800
                                                                       -----------
RAW MATERIALS/PROCESSING INDUSTRIES  0.3%
Bethlehem Steel Corp. (a)...................................   3,100        25,963
Boise Cascade Corp..........................................   2,500        77,500

                                               See Notes to Financial Statements

 ASSET ALLOCATION PORTFOLIO                 PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
RAW MATERIALS/PROCESSING INDUSTRIES (CONTINUED)
British Steel Plc. - ADR (United Kingdom)...................   2,900   $    42,412
Goodyear Tire & Rubber Co...................................   1,300        65,569
                                                                       -----------
                                                                           211,444
                                                                       -----------
TECHNOLOGY  11.5%
Avnet, Inc..................................................   1,100        66,550
BMC Software, Inc. (a)......................................   2,600       115,863
Cadence Design Systems, Inc. (a)............................   1,600        47,600
Cisco Systems, Inc. (a).....................................   7,400       686,812
Compaq Computer Corp........................................   6,200       260,012
Computer Associates International, Inc......................   4,000       170,500
Computer Sciences Corp. (a).................................   1,700       109,544
Compuware Corp. (a).........................................   4,000       312,500
Dell Computer Corp. (a).....................................   3,300       241,519
EMC Corp. (a)...............................................   1,900       161,500
Gateway 2000, Inc. (a)......................................   3,200       163,800
General Dynamics Corp.......................................   2,000       117,250
Harris Corp.................................................   1,500        54,938
Hewlett Packard Co..........................................   4,100       280,081
Intel Corp..................................................   6,600       782,512
International Business Machines Corp........................   1,400       258,650
Keane, Inc. (a).............................................   1,000        39,938
Lockheed Martin Corp........................................   4,000       339,000
Lucent Technologies, Inc....................................   3,100       341,000
Microsoft Corp. (a).........................................  10,000     1,386,875
Networks Associates, Inc. (a)...............................   1,000        66,250
Nokia Corp. - ADR (Finland) (a).............................     900       108,394
Northern Telecom Ltd........................................   2,500       125,312
Oracle Corp. (a)............................................   2,400       103,500
Peoplesoft, Inc. (a)........................................   3,200        60,600
Quantum Corp. (a)...........................................   1,800        38,250
Sun Microsystems, Inc. (a)..................................   2,800       239,750
SunGard Data Systems, Inc. (a)..............................   6,400       254,000
Tellabs, Inc. (a)...........................................     500        34,281
Xerox Corp..................................................   1,000       118,000
                                                                       -----------
                                                                         7,084,781
                                                                       -----------
TRANSPORTATION  0.3%
AMR Corp. (a)...............................................   1,800       106,875
Canadian National Railway Co................................   1,300        67,438
                                                                       -----------
                                                                           174,313
                                                                       -----------
UTILITIES  7.4%
ALLTEL Corp.................................................   1,000        59,813
Ameritech Corp..............................................   9,000       570,375
AT&T Corp...................................................   2,000       150,500
Baltimore Gas & Electric Co.................................   1,200        37,050
BEC Energy..................................................   8,600       354,212
Bell Atlantic Corp..........................................   5,100       289,744
BellSouth Corp..............................................   9,100       453,862
CMS Energy Group............................................   2,600       125,938
DTE Energy Co...............................................   2,600       111,475
Edison International........................................   2,500        69,688
FPL Group, Inc..............................................   2,000       123,250

                                               See Notes to Financial Statements

 ASSET ALLOCATION PORTFOLIO                 PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
UTILITIES (CONTINUED)
GPU, Inc....................................................   3,100   $   136,981
GTE Corp....................................................   8,100       546,244
Houston Industries, Inc.....................................   5,700       183,113
Idacorp, Inc................................................   3,200       115,800
Illinova Corp...............................................   2,200        55,000
Nipsco Industries, Inc......................................   1,200        36,525
Northern States Power Co....................................   2,400        66,600
OGE Energy Corp.............................................   4,600       133,400
PacifiCorp..................................................   1,700        35,806
Pinnacle West Capital Corp..................................   3,800       161,025
Public Service Co. of New Mexico............................   4,900       100,144
SBC Communications, Inc.....................................   5,100       273,487
Texas Utilities Co..........................................   4,300       200,756
U.S. WEST Communications Group..............................   2,800       180,950
                                                                       -----------
                                                                         4,571,738
                                                                       -----------
TOTAL COMMON STOCKS  60.8%..........................................     37,381,547
                                                                       -----------

                                               See Notes to Financial Statements

 ASSET ALLOCATION PORTFOLIO                 PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

 Par
Amount
(000)                            Description                           Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------------------
FIXED INCOME  29.9%
         CORPORATE DEBT  17.3%
         CONSUMER SERVICES  1.7%
$1,000   Cox Communications, Inc.....................................   6.875%   06/15/05  $ 1,067,930
                                                                                           -----------
         ENERGY  3.8%
1,000    Burlington Resources, Inc...................................   9.125    10/01/21    1,274,530
1,000    Enron Corp..................................................   6.875    10/15/07    1,038,260
                                                                                           -----------
                                                                                             2,312,790
                                                                                           -----------
         TECHNOLOGY  3.6%
1,000    Philips Electronics NV (Netherlands)........................   8.375    09/15/06    1,166,440
1,000    Raytheon Co.................................................   6.750    08/15/07    1,061,540
                                                                                           -----------
                                                                                             2,227,980
                                                                                           -----------
         TRANSPORTATION  2.8%
1,000    Norfolk Southern Corp.......................................   7.700    05/15/17    1,151,520
  500    Southwest Airlines Co.......................................   7.375    03/01/27      553,970
                                                                                           -----------
                                                                                             1,705,490
                                                                                           -----------
         UTILITIES  5.4%
1,000    360 Communications Co.......................................   7.600    04/01/09    1,140,700
1,000    Sprint Capital Corp.........................................   6.125    11/15/08    1,026,650
1,000    Texas Utilities Electric Co.................................   8.250    04/01/04    1,122,990
                                                                                           -----------
                                                                                             3,290,340
                                                                                           -----------
         TOTAL CORPORATE DEBT............................................................    10,604,530
                                                                                           -----------
         GOVERNMENT AND AGENCY OBLIGATIONS  1.8%
1,000    Province of Nova Scotia (Canada)............................   7.250    07/27/13    1,118,780
                                                                                           -----------
         UNITED STATES GOVERNMENT OBLIGATIONS  10.8%
2,000    U.S. Treasury Bond..........................................   7.125    02/15/23    2,465,500
3,000    U.S. Treasury Bond..........................................   7.250    05/15/16    3,635,190
  500    U.S. Treasury Note..........................................   7.250    08/15/04      562,310
                                                                                           -----------
         TOTAL UNITED STATES GOVERNMENT OBLIGATIONS......................................     6,663,000
                                                                                           -----------
TOTAL FIXED INCOME.......................................................................    18,386,310
                                                                                           -----------
TOTAL LONG-TERM INVESTMENTS  90.7%
  (Cost $47,039,313).....................................................................    55,767,857
REPURCHASE AGREEMENT  9.7%
  Warburg Dillon Read ($5,925,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 12/31/98, to be
  sold on 01/04/99 at $5,928,127)  (Cost $5,925,000).....................................     5,925,000
                                                                                           -----------
TOTAL INVESTMENTS  100.4%
  (Cost $52,964,313).....................................................................    61,692,857
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)............................................      (231,593)
                                                                                           -----------
NET ASSETS  100.0%.......................................................................  $61,461,264
                                                                                           ===========

(a) Non-income producing security as this stock currently does not declare dividends.

                                               See Notes to Financial Statements

 ASSET ALLOCATION PORTFOLIO                  STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $52,964,313)........................  $61,692,857
Cash........................................................          680
Receivables:
  Investments Sold..........................................    1,821,124
  Interest..................................................      288,659
  Portfolio Shares Sold.....................................       88,946
  Dividends.................................................       48,198
Other.......................................................       44,682
                                                              -----------
      Total Assets..........................................   63,985,146
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    2,315,281
  Investment Advisory Fee...................................       52,209
  Portfolio Shares Repurchased..............................       16,289
  Distributor and Affiliates................................        6,481
Trustees' Deferred Compensation and Retirement Plans........      107,702
Accrued Expenses............................................       25,920
                                                              -----------
      Total Liabilities.....................................    2,523,882
                                                              -----------
NET ASSETS..................................................  $61,461,264
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $44,946,853
Net Unrealized Appreciation.................................    8,728,544
Accumulated Net Realized Gain...............................    5,879,972
Accumulated Undistributed Net Investment Income.............    1,905,895
                                                              -----------
NET ASSETS..................................................  $61,461,264
                                                              ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $61,461,264 and 4,591,957 shares
  of beneficial interest issued and outstanding)............  $     13.38
                                                              ===========

                                               See Notes to Financial Statements

 ASSET ALLOCATION PORTFOLIO                              STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $1,587,668
Dividends...................................................     736,979
                                                              ----------
    Total Income............................................   2,324,647
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     308,215
Accounting..................................................      33,053
Custody.....................................................      21,154
Shareholder Reports.........................................      18,797
Trustees' Fees and Expenses.................................      15,779
Audit.......................................................      15,298
Shareholder Services........................................      14,865
Legal.......................................................       2,566
Other.......................................................      14,513
                                                              ----------
    Total Expenses..........................................     444,240
    Less Fees Waived........................................      74,236
                                                              ----------
    Net Expenses............................................     370,004
                                                              ----------
NET INVESTMENT INCOME.......................................  $1,954,643
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $5,930,830
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   7,613,842
  End of the Period:
    Investments.............................................   8,728,544
                                                              ----------
Net Unrealized Appreciation During the Period...............   1,114,702
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $7,045,532
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $9,000,175
                                                              ==========

                                               See Notes to Financial Statements

 ASSET ALLOCATION PORTFOLIO                   STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                             December 31, 1998   December 31, 1997
--------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................    $ 1,954,643         $ 2,406,933
Net Realized Gain...........................................      5,930,830           7,064,899
Net Unrealized Appreciation During the Period...............      1,114,702           2,697,375
                                                                -----------         -----------
Change in Net Assets from Operations........................      9,000,175          12,169,207
                                                                -----------         -----------
Distributions from Net Investment Income....................        (67,589)         (2,436,414)
Distributions from Net Realized Gain........................     (1,826,978)         (6,406,916)
                                                                -----------         -----------
Total Distributions.........................................     (1,894,567)         (8,843,330)
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      7,105,608           3,325,877
                                                                -----------         -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................      4,124,365           2,681,711
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................      1,894,567           8,843,330
Cost of Shares Repurchased..................................    (14,960,988)        (15,502,271)
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     (8,942,056)         (3,977,230)
                                                                -----------         -----------
TOTAL DECREASE IN NET ASSETS................................     (1,836,448)           (651,353)
NET ASSETS:
Beginning of the Period.....................................     63,297,712          63,949,065
                                                                -----------         -----------
End of the Period (Including accumulated undistributed net
  investment income of $1,905,895 and $17,750,
  respectively).............................................    $61,461,264         $63,297,712
                                                                ===========         ===========

                                               See Notes to Financial Statements

 ASSET ALLOCATION PORTFOLIO                                 FINANCIAL HIGHLIGHTS

          The following presents financial highlights for one share of the Portfolio outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                         Year Ended December 31,
                                                              ----------------------------------------------
                                                               1998      1997      1996      1995      1994
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $11.910   $11.352   $ 11.64   $  9.99   $11.80
                                                              -------   -------   -------   -------   ------
  Net Investment Income.....................................     .425      .513      .482       .48      .45
  Net Realized and Unrealized Gain/Loss.....................    1.416     1.897     1.083    2.6425     (.89)
                                                              -------   -------   -------   -------   ------
Total from Investment Operations............................    1.841     2.410     1.565    3.1225     (.44)
                                                              -------   -------   -------   -------   ------
Less:
  Distributions from Net Investment Income..................     .013      .518      .478     .4775      .45
  Distributions from Net Realized Gain......................     .354     1.334     1.375      .995      .90
  Distributions in Excess of Net Realized Gain..............      -0-       -0-       -0-       -0-      .02
                                                              -------   -------   -------   -------   ------
Total Distributions.........................................     .367     1.852     1.853    1.4725     1.37
                                                              -------   -------   -------   -------   ------
Net Asset Value, End of the Period..........................  $13.384   $11.910   $11.352   $ 11.64   $ 9.99
                                                              =======   =======   =======   =======   ======
Total Return*...............................................   15.67%    21.81%    13.87%    31.36%   (3.66%)
Net Assets at End of the Period (In millions)...............  $  61.5   $  63.3   $  63.9   $  63.0   $ 56.6
Ratio of Expenses to Average Net Assets*....................     .60%      .60%      .60%      .60%     .60%
Ratio of Net Investment Income to Average Net Assets*.......    3.17%     3.86%     3.78%     3.85%    3.70%
Portfolio Turnover..........................................      93%       58%      118%      124%     163%
 * If certain expenses had not been assumed by Van Kampen,
   Total Return would have been lower and the ratios would
   have been as follows:
Ratio of Expenses to Average Net Assets.....................     .72%      .71%      .81%      .74%     .72%
Ratio of Net Investment Income to Average Net Assets........    3.05%     3.75%     3.57%     3.71%    3.58%

                                               See Notes to Financial Statements

 DOMESTIC INCOME PORTFOLIO                              PORTFOLIO OF INVESTMENTS

                               December 31, 1998
--------------------------------------------------------------------------------

 Par
Amount
(000)    Description                                                   Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------------------
         CORPORATE DEBT  87.7%
         CONSUMER DISTRIBUTION  10.8%
 $500    Borden, Inc.................................................   7.875%   02/15/23  $   458,750
  500    Gruma SA De CV, 144A - Private Placement (Mexico) (a).......   7.625    10/15/07      446,350
  500    Nabisco, Inc................................................   7.550    06/15/15      513,170
  500    Safeway, Inc. ..............................................   6.050    11/15/03      506,300
                                                                                           -----------
                                                                                             1,924,570
                                                                                           -----------
         CONSUMER NON-DURABLES  5.6%
  500    Bausch & Lomb, Inc..........................................   7.125    08/01/28      499,435
  500    Westpoint Stevens, Inc......................................   7.875    06/15/05      510,625
                                                                                           -----------
                                                                                             1,010,060
                                                                                           -----------
         CONSUMER SERVICES  18.2%
  500    Cox Communications, Inc.....................................   6.800    08/01/28      529,500
  500    CSC Holdings, Inc. .........................................   7.875    12/15/07      528,750
  500    News America Holdings, Inc..................................  10.125    10/15/12      586,595
  500    Royal Caribbean Cruises Ltd.................................   7.500    10/15/27      498,500
  500    Valassis Communications, Inc................................   9.550    12/01/03      572,500
  500    Viacom, Inc.................................................   7.625    01/15/16      552,500
                                                                                           -----------
                                                                                             3,268,345
                                                                                           -----------
         ENERGY  5.9%
  500    Occidental Petroleum Corp...................................  10.125    11/15/01      546,685
  500    PDV America, Inc............................................   7.875    08/01/03      505,860
                                                                                           -----------
                                                                                             1,052,545
                                                                                           -----------
         HEALTHCARE  8.7%
  500    Beckman Coulter, Inc........................................   7.450    03/04/08      515,000
  500    Manor Care, Inc.............................................   7.500    06/15/06      527,825
  500    Tenet Healthcare Corp., 144A - Private Placement (a)........   8.125    12/01/08      517,500
                                                                                           -----------
                                                                                             1,560,325
                                                                                           -----------
         PRODUCER MANUFACTURING  2.8%
  500    Idex Corp...................................................   6.875    02/15/08      502,780
                                                                                           -----------
         RAW MATERIALS/PROCESSING INDUSTRIES  8.5%
  500    Georgia-Pacific Corp........................................   9.950    06/15/02      553,230
  500    Owens Illinois, Inc. .......................................   7.150    05/15/05      505,000
  300    Vicap SA De CV (Mexico).....................................  11.250    05/15/02      282,000
  200    Vicap SA De CV (Mexico).....................................  11.375    05/15/07      178,500
                                                                                           -----------
                                                                                             1,518,730
                                                                                           -----------
         TECHNOLOGY  2.9%
  500    Raytheon Co. ...............................................   6.150    11/01/08      513,900
                                                                                           -----------
         TRANSPORTATION  8.0%
  500    Delta Airlines, Inc.........................................   9.750    05/15/21      622,370
  500    Norfolk Southern Corp. .....................................   7.700    05/15/17      575,760
  200    United Airlines, Inc........................................  10.020    03/22/14      240,880
                                                                                           -----------
                                                                                             1,439,010
                                                                                           -----------
         UTILITIES  16.3%
  500    360 Communications Co. .....................................   7.600    04/01/09      570,350
  500    MCI Worldcom, Inc...........................................   6.950    08/15/28      541,215
  350    Monongahela Power Co........................................   8.375    07/01/22      384,405
  500    Niagara Mohawk Power Corp. .................................   7.625    10/01/05      521,875

                                               See Notes to Financial Statements

 DOMESTIC INCOME PORTFOLIO                  PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

 Par
Amount
(000)    Description                                                   Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------------------
         UTILITIES (CONTINUED)
 $350    Public Service Co. of Colorado..............................   8.750%   03/01/22  $   386,120
  500    Sprint Capital Corp.........................................   6.125    11/15/08      513,325
                                                                                           -----------
                                                                                             2,917,290
                                                                                           -----------
         TOTAL CORPORATE DEBT  87.7%.....................................................   15,707,555
                                                                                           -----------
         GOVERNMENT OBLIGATIONS  10.3%
  416    Federal National Mortgage Association Pool (U.S.)...........  10.000    04/01/21      452,615
  500    Republic of Argentina (Argentina)...........................  11.000    10/09/06      495,000
  500    Republic of South Africa (South Africa).....................   8.500    06/23/17      392,000
  500    United Mexican States (Mexico)..............................  11.375    09/15/16      520,000
                                                                                           -----------
         TOTAL GOVERNMENT OBLIGATIONS....................................................    1,859,615
                                                                                           -----------
TOTAL LONG-TERM INVESTMENTS  98.0%
  (Cost $16,873,000).....................................................................   17,567,170

REPURCHASE AGREEMENT  0.9%
         DLJ ($160,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 12/31/98, to be sold on 01/04/99 at $160,080)
         (Cost $160,000).................................................................      160,000
                                                                                           -----------
TOTAL INVESTMENTS  98.9%
  (Cost $17,033,000).....................................................................   17,727,170

OTHER ASSETS IN EXCESS OF LIABILITIES  1.1%..............................................      194,029
                                                                                           -----------
NET ASSETS  100.0%.......................................................................  $17,921,199
                                                                                           ===========

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold only in transactions exempt from registration which are normally transactions with qualified institutional buyers.

                                               See Notes to Financial Statements

 DOMESTIC INCOME PORTFOLIO                   STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $17,033,000)........................  $17,727,170
Cash........................................................        3,761
Receivables:
  Interest..................................................      287,852
  Portfolio Shares Sold.....................................           13
Other.......................................................       45,244
                                                              -----------
      Total Assets..........................................   18,064,040
                                                              -----------
LIABILITIES:
Payables:
  Shareholder Reports.......................................        9,452
  Investment Advisory Fee...................................        6,639
  Distributor and Affiliates................................        5,540
  Portfolio Shares Repurchased..............................        5,339
Trustees' Deferred Compensation and Retirement Plans........      103,417
Accrued Expenses............................................       12,454
                                                              -----------
      Total Liabilities.....................................      142,841
                                                              -----------
NET ASSETS..................................................  $17,921,199
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $17,202,927
Accumulated Undistributed Net Investment Income.............    1,198,922
Net Unrealized Appreciation.................................      694,170
Accumulated Net Realized Loss...............................   (1,174,820)
                                                              -----------
NET ASSETS..................................................  $17,921,199
                                                              ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $17,921,199 and 2,048,609 shares
  of beneficial interest issued and outstanding)............  $      8.75
                                                              ===========

                                               See Notes to Financial Statements

 DOMESTIC INCOME PORTFOLIO                               STATEMENT OF OPERATIONS

                      For the Year Ended December 31,1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $1,325,815
Dividends...................................................      30,443
Other.......................................................       4,480
                                                              ----------
    Total Income............................................   1,360,738
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................      86,159
Accounting..................................................      23,601
Shareholder Services........................................      15,311
Audit.......................................................      14,617
Trustees' Fees and Expenses.................................      13,634
Shareholder Reports.........................................      12,685
Trustees' Retirement Plan...................................      10,832
Custody.....................................................       8,744
Legal.......................................................       1,152
Other.......................................................       1,792
                                                              ----------
    Total Expenses..........................................     188,527
    Less Fees Waived........................................      85,095
                                                              ----------
    Net Expenses............................................     103,432
                                                              ----------
NET INVESTMENT INCOME.......................................  $1,257,306
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $  (54,296)
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     850,053
  End of the Period:
    Investments.............................................     694,170
                                                              ----------
Net Unrealized Depreciation During the Period...............    (155,883)
                                                              ----------
NET REALIZED AND UNREALIZED LOSS............................  $ (210,179)
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,047,127
                                                              ==========

                                               See Notes to Financial Statements

 DOMESTIC INCOME PORTFOLIO                    STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                             December 31, 1998   December 31, 1997
--------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................    $ 1,257,306         $ 1,342,453
Net Realized Gain/Loss......................................        (54,296)            366,896
Net Unrealized Appreciation/Depreciation During the
  Period....................................................       (155,883)            186,254
                                                                -----------         -----------
Change in Net Assets from Operations........................      1,047,127           1,895,603
Distributions from Net Investment Income....................        (44,123)         (1,365,434)
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      1,003,004             530,169
                                                                -----------         -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................      6,157,023           5,508,385
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         44,123           1,365,434
Cost of Shares Repurchased..................................     (6,481,744)        (10,002,492)
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (280,598)         (3,128,673)
                                                                -----------         -----------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................        722,406          (2,598,504)

NET ASSETS:
Beginning of the Period.....................................     17,198,793          19,797,297
                                                                -----------         -----------
End of the Period (Including accumulated undistributed net
  investment income of $1,198,922 and $11,345, respectively)    $17,921,199         $17,198,793
                                                                ===========         ===========

                                               See Notes to Financial Statements

 DOMESTIC INCOME PORTFOLIO                                  FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Portfolio outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                         Year Ended December 31,
                                                              ---------------------------------------------
                                                               1998     1997     1996     1995       1994
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $8.252   $8.008   $ 8.21   $  7.35   $   8.58
                                                              ------   ------   ------   -------   --------
  Net Investment Income.....................................    .614     .704     .755       .71        .85
  Net Realized and Unrealized Gain/Loss.....................   (.096)    .252    (.212)    .8525    (1.2275)
                                                              ------   ------   ------   -------   --------
Total from Investment Operations............................    .518     .956     .543    1.5625     (.3775)
Less Distributions from Net Investment Income...............    .022     .712     .745     .7025      .8525
                                                              ------   ------   ------   -------   --------
Net Asset Value, End of the Period..........................  $8.748   $8.252   $8.008   $  8.21   $   7.35
                                                              ======   ======   ======   =======   ========
Total Return*...............................................   6.34%   11.90%    6.68%    21.37%     (4.33%)
Net Assets at End of the Period (In millions)...............  $ 17.9   $ 17.2   $ 19.8   $  26.6   $   21.3
Ratio of Expenses to Average Net Assets*....................    .60%     .60%     .60%      .60%       .60%
Ratio of Net Investment Income to Average Net Assets*.......   7.29%    7.74%    7.97%     8.11%      8.35%
Portfolio Turnover..........................................     46%      78%      77%       54%        94%
 * If certain expenses had not been assumed by Van Kampen,
   Total Return would have been lower and the ratios would
   have been as follows:
Ratio of Expenses to Average Net Assets.....................   1.09%    1.05%    1.29%      .93%       .95%
Ratio of Net Investment Income to Average Net Assets........   6.80%    7.29%    7.28%     7.78%      8.00%

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                              PORTFOLIO OF INVESTMENTS

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
COMMON STOCKS 96.0%
CONSUMER DISTRIBUTION  15.4%
American Eagle Outfitters (a)...............................     500   $    33,313
AnnTaylor Stores Corp. (a)..................................   3,200       126,200
Bed Bath & Beyond, Inc. (a).................................   4,000       136,500
Best Buy Co., Inc. (a)......................................  11,250       690,468
Cardinal Health, Inc. ......................................   1,500       113,813
CDW Computer Centers, Inc. (a)..............................   1,750       167,891
Costco Cos., Inc. (a).......................................   1,400       101,063
CVS Corp. ..................................................   3,700       203,500
Dollar Tree Stores, Inc. (a)................................   2,800       122,325
Earthgrains Co. ............................................   2,400        74,250
Express Scripts, Inc., Class A (a)..........................   1,500       100,688
Family Dollar Stores, Inc. .................................   8,500       187,000
Gap, Inc. ..................................................   5,000       281,250
Hollywood Entertainment Corp. (a)...........................   2,250        61,312
Home Depot, Inc. ...........................................   7,550       461,964
Insight Enterprises, Inc. (a)...............................   1,500        76,312
Lason Holdings, Inc. (a)....................................     900        52,369
Lexmark International Group, Inc., Class A (a)..............   4,500       452,250
Lowe's Cos., Inc. ..........................................   5,600       286,650
Micro Warehouse, Inc. (a)...................................     900        30,431
Safeway, Inc. (a)...........................................   5,500       335,156
Staples, Inc. (a)...........................................   9,000       393,188
TJX Cos. Inc. ..............................................  10,800       313,200
Trans World Entertainment Corp. (a).........................   1,800        34,313
Tricon Global Restaurants, Inc. (a).........................   1,800        90,225
U.S. Foodservice (a)........................................   1,600        78,400
Williams Sonoma, Inc. (a)...................................   3,500       141,094
                                                                       -----------
                                                                         5,145,125
                                                                       -----------
CONSUMER DURABLES  0.6%
Gentex Corp. (a)............................................   1,000        20,000
Kaufman & Broad Home Corp. .................................   1,200        34,500
Pulte Corp. ................................................   1,700        47,281
Shaw Industries, Inc. ......................................   3,500        84,873
                                                                       -----------
                                                                           186,654
                                                                       -----------
CONSUMER NON-DURABLES  2.2%
Abercrombie & Fitch Co., Class A (a)........................   5,000       353,750
Adolph Coors Co. ...........................................   1,450        81,832
Linens 'n Things, Inc. (a)..................................   5,200       206,050
Smithfield Foods, Inc. (a)..................................   1,000        33,875
Westpoint Stevens, Inc. (a).................................   1,800        56,813
                                                                       -----------
                                                                           732,320
                                                                       -----------
CONSUMER SERVICES  9.7%
Brinker International, Inc. (a).............................   3,200        92,400
Cablevision Systems Corp., Class A (a)......................   4,250       213,295
Chancellor Media Corp., Class A (a).........................  10,600       507,475
Clear Channel Communications, Inc. (a)......................   6,500       354,250
Consolidated Graphics, Inc. (a).............................   1,400        94,589
Earthlink Network, Inc. (a).................................   2,400       136,800
Education Management Corp. (a)..............................   1,500        35,438
International Network Services (a)..........................   2,650       176,225

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                  PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
CONSUMER SERVICES (CONTINUED)
Interpublic Group of Cos., Inc. ............................   2,750   $   219,313
Jacor Communications, Inc., Class A (a).....................   4,100       263,938
Meredith Corp. .............................................   3,100       117,414
Metris Cos., Inc. ..........................................     400        20,125
Metzler Group, Inc. (a).....................................   2,250       109,547
Omnicom Group, Inc. ........................................   4,000       232,000
Outdoor Systems, Inc. (a)...................................   5,000       150,000
Robert Half International, Inc. (a).........................   2,250       100,547
Snyder Communications, Inc. (a).............................   1,600        54,000
Tele-Communications Inc., Class A (a).......................   4,900       225,706
Valassis Communications, Inc. (a)...........................   2,500       129,063
                                                                       -----------
                                                                         3,232,125
                                                                       -----------
ENERGY  0.1%
Marine Drilling Cos., Inc. (a)..............................   3,000        23,062
National Oilwell, Inc. (a)..................................   1,300        14,544
                                                                       -----------
                                                                            37,606
                                                                       -----------
FINANCE 5.8%
AmSouth Bancorp. ...........................................   1,300        59,313
Capital One Financial Corp. ................................   2,600       299,000
Dime Bancorp, Inc. .........................................   1,700        44,944
Fidelity National Financial, Inc. ..........................     550        16,775
Fifth Third Bancorp. .......................................   1,250        89,141
Finova Group, Inc. .........................................   1,800        97,088
Firstar Corp. ..............................................   1,800       167,850
National Commerce Bancorp. .................................     750        14,109
Northern Trust Corp. .......................................   1,800       157,161
Old Kent Financial Corp. ...................................   2,100        97,650
Progressive Corp. ..........................................     450        76,219
Protective Life Corp. ......................................   1,500        59,719
Providian Financial Corp. ..................................   9,000       675,000
Zions Bancorp. .............................................   1,300        81,087
                                                                       -----------
                                                                         1,935,056
                                                                       -----------
HEALTHCARE  11.2%
Allegiance Corp. ...........................................   7,400       345,025
Allergan, Inc. .............................................   2,200       142,450
Amgen, Inc. (a).............................................   1,100       115,019
Biogen, Inc. (a)............................................   7,900       655,700
Biomatrix, Inc. (a).........................................   1,200        69,900
Biomet, Inc. ...............................................   3,000       120,750
Cree Research, Inc. (a).....................................     800        38,300
Genzyme Corp. (a)...........................................   3,400       169,150
Guidant Corp. ..............................................   3,150       347,287
Henry Schein, Inc. .........................................   1,400        62,650
Immunex Corp. (a)...........................................   1,700       213,881
Medicis Pharmaceutical Corp., Class A (a)...................   1,250        74,531
Medimmune, Inc. (a).........................................   1,500       149,156
Medquist, Inc. (a)..........................................   1,200        47,400
Medtronic, Inc. ............................................   2,000       148,500
MiniMed, Inc. (a)...........................................   1,800       188,550
Omnicare, Inc. .............................................   4,400       152,900
Pathogensis Corp. (a).......................................     600        34,800

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                  PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
Patterson Dental Co. (a)....................................   1,100   $    47,850
PSS World Med, Inc. (a).....................................     900        20,700
Quintiles Transnational Corp. (a)...........................   3,800       202,825
VISX, Inc. (a)..............................................     200        17,488
Watson Pharmaceuticals, Inc. (a)............................   4,600       289,225
Wellpoint Health Networks, Inc., Class A (a)................     900        78,300
                                                                       -----------
                                                                         3,732,337
                                                                       -----------
PRODUCER MANUFACTURING  4.2%
Allied Waste Industries, Inc. (a)...........................   8,092       191,174
American Power Conversion Corp. (a).........................   5,750       278,516
Danaher Corp. ..............................................   3,000       162,939
Federal Mogul Corp. ........................................   2,750       163,625
Metromedia Fiber Network, Inc., Class A (a).................   7,000       234,500
Tyco International Ltd. ....................................   5,100       384,730
                                                                       -----------
                                                                         1,415,484
                                                                       -----------
TECHNOLOGY  45.7%
Advanced Micro Devices, Inc. (a)............................   3,000        86,813
Affiliated Computer Services, Inc., Class A (a).............   1,400        63,000
Altera Corp. (a)............................................   3,500       213,063
America Online, Inc. (a)....................................  14,000     2,026,500
American Management Systems (a).............................   2,500       100,000
Apple Computer, Inc. (a)....................................   2,300        94,156
Applied Micro Circuits Corp. (a)............................   1,200        40,763
BMC Software, Inc. (a)......................................   6,700       298,569
Ciber, Inc. (a).............................................   3,100        86,606
Cisco Systems, Inc. (a).....................................   4,200       389,813
Citrix Systems, Inc. (a)....................................   4,500       436,781
Compuware Corp. (a).........................................  16,300     1,273,436
Comverse Technology, Inc. (a)...............................   2,300       163,300
Concord Communications, Inc. (a)............................   1,200        68,100
Concord EFS, Inc. (a).......................................   4,300       182,213
CSG Systems International, Inc. (a).........................   3,100       244,900
Dell Computer Corp. (a).....................................  19,500     1,427,154
Echostar Communications Corp., Class A (a)..................   2,000        96,750
Electronics for Imaging, Inc. (a)...........................   2,000        80,375
EMC Corp. (a)...............................................  14,700     1,249,500
Fiserv, Inc. (a)............................................   2,250       115,734
Flextronics International Corp. (a).........................   2,200       188,375
Gemstar International Group Ltd. (a)........................   4,400       251,900
General Instrument Corp. (a)................................   3,750       127,266
Geotel Communications Corp. (a).............................   1,500        55,875
Gilat Satellite Networks Ltd. (a)...........................   1,500        82,688
Global Crossing Ltd. (a)....................................   1,500        67,688
Gulfstream Aerospace Corp. (a)..............................   4,500       239,625
IMR Global Corp. (a)........................................   2,300        67,706
Intel Corp. ................................................   2,000       237,125
Jabil Circuit, Inc. (a).....................................   3,200       238,800
Keane, Inc. (a).............................................   3,000       119,813
Legato Systems, Inc. (a)....................................   6,250       412,109
Macromedia, Inc. (a)........................................   4,400       148,225
Mastech Corp. (a)...........................................   1,700        48,663

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                  PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Mercury Interactive Corp. (a)...............................   1,800   $   113,850
Microsoft Corp. (a).........................................   1,150       159,491
Mindspring Enterprises, Inc. (a)............................   2,250       137,391
Network Appliance, Inc. (a).................................   8,000       360,000
Network Solutions, Inc., Class A (a)........................     800       104,700
Networks Associates, Inc. (a)...............................   2,750       182,189
New Era of Networks, Inc. (a)...............................   2,250        99,000
Nokia Corp. - ADR (Finland) (a).............................   2,100       252,919
Paychex, Inc. ..............................................   2,750       141,453
Peregrine Systems, Inc. (a).................................     500        23,188
QLogic Corp. (a)............................................     700        91,613
Rational Software Corp. (a).................................   4,500       119,250
Sanmina Corp. (a)...........................................     900        56,250
SEI Investments Co. ........................................     800        79,500
Solectron Corp. (a).........................................   2,000       185,875
Sterling Software, Inc. (a).................................   2,600        70,362
SunGard Data Systems, Inc. (a)..............................   4,500       178,594
Sykes Enterprises, Inc. (a).................................   1,500        45,750
Symbol Technologies, Inc. ..................................   2,700       172,631
Tekelec, Inc. (a)...........................................   3,200        53,000
Texas Instruments, Inc. ....................................   1,000        85,563
Verisign, Inc. (a)..........................................     850        50,256
Veritas DGC, Inc. (a).......................................   1,300        16,900
Veritas Software Corp. (a)..................................   4,500       269,719
Vitesse Semiconductor Corp. (a).............................   5,500       250,938
Waters Corp. (a)............................................   2,350       205,035
Wind River Systems, Inc. (a)................................   1,400        65,800
Xircom, Inc. (a)............................................   2,200        74,800
Yahoo!, Inc. (a)............................................   2,550       604,191
                                                                       -----------
                                                                        15,273,592
                                                                       -----------
TRANSPORTATION  0.5%
Comair Holdings, Inc. ......................................   2,300        77,625
Southwest Airlines Co. .....................................   4,800       107,700
                                                                       -----------
                                                                           185,325
                                                                       -----------
UTILITIES  0.6%
Century Telephone Enterprises, Inc. ........................   3,000       202,500
                                                                       -----------
TOTAL LONG-TERM INVESTMENTS  96.0%
    (Cost $21,971,112)..............................................    32,078,124

REPURCHASE AGREEMENT  6.8%
SBC Warburg ($2,265,000 par collateralized by U.S. Government
  obligations in a pooled cash account, dated 12/31/98, to be sold       2,265,000
  on 1/4/99 at $2,266,195) (Cost $2,265,000)........................
                                                                       -----------
TOTAL INVESTMENTS  102.8%
    (Cost $24,236,112)..............................................    34,343,124

LIABILITIES IN EXCESS OF OTHER ASSETS  (2.8%).......................      (923,084)
                                                                       -----------
NET ASSETS  100.0%..................................................   $33,420,040
                                                                       -----------

(a) Non-income producing security as this stock currently does not declare dividends.

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                   STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $24,236,112)........................  $34,343,124
Cash........................................................        7,467
Receivables:
  Portfolio Shares Sold.....................................      216,346
  Investments Sold..........................................       95,974
  Dividends.................................................        3,987
Unamortized Organizational Costs............................        2,046
                                                              -----------
      Total Assets..........................................   34,668,944
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    1,165,750
  Investment Advisory Fee...................................       13,272
  Distributor and Affiliates................................        5,602
  Portfolio Shares Repurchased..............................        1,703
Accrued Expenses............................................       34,820
Trustees' Deferred Compensation and Retirement Plans........       27,757
                                                              -----------
      Total Liabilities.....................................    1,248,904
                                                              -----------
NET ASSETS..................................................  $33,420,040
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $25,032,872
Net Unrealized Appreciation.................................   10,107,012
Accumulated Net Investment Loss.............................      (27,756)
Accumulated Net Realized Loss...............................   (1,692,088)
                                                              -----------
NET ASSETS..................................................  $33,420,040
                                                              ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $33,420,040 and 1,477,759 shares
  of beneficial interest issued and outstanding)............  $     22.62
                                                              ===========

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                               STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $    83,873
Dividends...................................................       33,807
                                                              -----------
    Total Income............................................      117,680
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      131,521
Accounting..................................................       22,855
Audit.......................................................       20,354
Shareholder Reports.........................................       18,565
Shareholder Services........................................       15,704
Trustees' Fees and Expenses.................................        9,915
Custody.....................................................        7,948
Legal.......................................................          192
Other.......................................................        5,255
                                                              -----------
    Total Expenses..........................................      232,309
    Less Fees Waived........................................       71,860
                                                              -----------
    Net Expenses............................................      160,449
                                                              -----------
NET INVESTMENT LOSS.........................................  $   (42,769)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(1,437,065)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    1,941,096
  End of the Period.........................................   10,107,012
                                                              -----------
Net Unrealized Appreciation During the Period...............    8,165,916
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 6,728,851
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 6,686,082
                                                              ===========

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                    STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                             December 31, 1998   December 31, 1997
--------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................    $   (42,769)        $    (7,775)
Net Realized Gain/Loss......................................     (1,437,065)            156,164
Net Unrealized Appreciation During the Period...............      8,165,916             997,037
                                                                -----------         -----------
Change in Net Assets from Operations........................      6,686,082           1,145,426
Distributions in Excess of Net Investment Income............         (4,851)                -0-
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      6,681,231           1,145,426
                                                                -----------         -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     25,418,092           8,526,700
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................          4,851                 -0-
Cost of Shares Repurchased..................................     (9,175,988)         (4,358,459)
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     16,246,955           4,168,241
                                                                -----------         -----------
TOTAL INCREASE IN NET ASSETS................................     22,928,186           5,313,667

NET ASSETS:
Beginning of the Period.....................................     10,491,854           5,178,187
                                                                -----------         -----------
End of the Period (Including accumulated net investment loss
  of $27,756 and $12,701, respectively).....................    $33,420,040         $10,491,854
                                                                ===========         ===========

                                               See Notes to Financial Statements

 EMERGING GROWTH PORTFOLIO                                  FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Portfolio outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                   July 3, 1995
                                                                                                   (Commencement
                                                                   Year Ended December 31,         of Investment
                                                                -----------------------------     Operations) to
                                                                 1998       1997       1996      December 31, 1995
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................    $16.450    $13.660     $11.72         $ 10.00
                                                                -------    -------    -------         -------
  Net Investment Loss.......................................      (.014)     (.007)     (.016)           (.08)
  Net Realized and Unrealized Gain..........................      6.186      2.797      1.956            1.80
                                                                -------    -------    -------         -------
Total from Investment Operations............................      6.172      2.790      1.940            1.72
Less Distributions in Excess of Net Investment Income.......       .007        -0-        -0-             -0-
                                                                -------    -------    -------         -------
Net Asset Value, End of the Period..........................    $22.615    $16.450    $13.660         $ 11.72
                                                                =======    =======    =======         =======
Total Return................................................     37.56%     20.42%     16.55%          17.20%**
Net Assets at End of the Period (In millions)...............      $33.4      $10.5       $5.2         $   2.3
Ratio of Expenses to Average Net Assets*....................       .85%       .85%       .85%           2.50%
Ratio of Net Investment Loss to Average Net Assets*.........      (.23%)     (.11%)     (.17%)         (1.45%)
Portfolio Turnover..........................................        91%       116%       102%             41%**
 * If certain expenses had not been assumed by Van Kampen,
   Total Return would have been lower and the ratios would
   have been as follows:
Ratio of Expenses to Average Net Assets.....................      1.23%      2.14%      3.28%           5.40%
Ratio of Net Investment Loss to Average Net Assets..........      (.61%)    (1.40%)    (2.60%)         (4.35%)

** Non-Annualized

                                               See Notes to Financial Statements

 ENTERPRISE PORTFOLIO                                   PORTFOLIO OF INVESTMENTS

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
COMMON STOCKS  99.2%
CONSUMER DISTRIBUTION  18.6%
AnnTaylor Stores Corp. (a)..................................  20,000   $    788,750
Brightpoint, Inc. (a).......................................  21,300        292,875
Cardinal Health, Inc........................................   8,000        607,000
Costco Cos., Inc. (a).......................................  12,400        895,125
CVS Corp....................................................  13,800        759,000
Dayton Hudson Corp..........................................  27,500      1,491,875
Diebold, Inc................................................  16,000        571,000
Earthgrains Co..............................................  18,900        584,719
Family Dollar Stores, Inc...................................  36,700        807,400
Hollywood Entertainment Corp. (a)...........................  13,000        354,250
Home Depot, Inc.............................................  11,000        673,062
Kroger Co. (a)..............................................  22,000      1,331,000
Lexmark International Group, Inc., Class A (a)..............  17,000      1,708,500
Lowe's Cos., Inc............................................  23,300      1,192,669
McKesson Corp...............................................   8,300        656,219
Rite Aid Corp...............................................  13,200        654,225
Ross Stores, Inc............................................  24,600        968,625
Safeway, Inc. (a)...........................................  43,600      2,656,875
Sysco Corp..................................................  20,000        548,750
TJX Cos., Inc...............................................  58,200      1,687,800
Tricon Global Restaurants, Inc. (a).........................  35,000      1,754,375
U.S. Foodservice (a)........................................  14,000        686,000
Wal-Mart Stores, Inc........................................  16,600      1,351,862
                                                                       ------------
                                                                         23,021,956
                                                                       ------------
CONSUMER DURABLES  2.1%
Ford Motor Co...............................................  12,900        757,069
Harley Davidson, Inc........................................   7,000        331,625
Maytag Corp.................................................  12,100        753,225
Shaw Industries, Inc........................................  31,000        751,750
                                                                       ------------
                                                                          2,593,669
                                                                       ------------
CONSUMER NON-DURABLES  4.3%
Abercrombie & Fitch Co., Class A (a)........................  10,000        707,500
Anheuser-Busch Cos., Inc....................................  14,000        918,750
Philip Morris Cos., Inc.....................................  55,800      2,985,300
Tommy Hilfiger Corp. (a)....................................  11,000        660,000
                                                                       ------------
                                                                          5,271,550
                                                                       ------------
CONSUMER SERVICES  10.8%
Brinker International, Inc. (a).............................  67,800      1,957,725
CBS Corp....................................................  36,600      1,198,650
Cendant Corp. (a)...........................................  37,425        713,414
Chancellor Media Corp., Class A (a).........................  26,600      1,273,475
Comcast Corp., Class A......................................  11,000        645,563
Fox Entertainment Group, Inc., Class A (a)..................  23,000        579,312
Jacor Communications, Inc., Class A (a).....................  14,900        959,188
McGraw-Hill, Inc............................................   6,000        611,250
Metamor Worldwide, Inc. (a).................................  19,100        477,500
Omnicom Group, Inc..........................................  25,500      1,479,000
Tele Communications, Inc., Class A (a)......................  12,000        663,750
Time Warner, Inc............................................  20,600      1,278,487

                                               See Notes to Financial Statements

 ENTERPRISE PORTFOLIO                       PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
CONSUMER SERVICES (CONTINUED)
Tribune Co..................................................  13,100   $    864,600
Univision Communications, Inc., Class A (a).................  18,000        651,375
                                                                       ------------
                                                                         13,353,289
                                                                       ------------
ENERGY  1.5%
El Paso Energy Corp.........................................  31,800      1,107,038
Enron Corp..................................................  13,100        747,519
                                                                       ------------
                                                                          1,854,557
                                                                       ------------
FINANCE  12.2%
Ambac Financial Group, Inc..................................  19,100      1,149,581
Associates First Capital Corp., Class A.....................  21,274        901,484
BB&T Corp...................................................  15,000        604,688
Chase Manhattan Corp........................................  16,000      1,089,000
Citigroup, Inc..............................................  23,250      1,150,875
CMAC Investment Corp........................................  18,800        863,624
Enhance Financial Services Group, Inc.......................  19,000        570,000
Equitable Cos., Inc.........................................  21,000      1,215,375
Federal National Mortgage Assn..............................  17,400      1,287,600
Fifth Third Bancorp.........................................  16,000      1,141,000
Firstar Corp................................................  15,000      1,398,750
Fleet Financial Group, Inc..................................  27,000      1,206,565
Nationwide Financial Services, Inc., Class A................   8,500        439,344
UNUM Corp...................................................  10,000        583,750
Wells Fargo & Co............................................  37,000      1,477,687
                                                                       ------------
                                                                         15,079,323
                                                                       ------------
HEALTHCARE  13.8%
Abbott Laboratories, Inc....................................  14,900        730,100
Amgen, Inc. (a).............................................  12,000      1,254,750
Baxter International, Inc...................................  10,100        649,556
Becton, Dickinson & Co......................................  16,200        691,538
Bristol Myers Squibb Co.....................................  18,200      2,435,388
Guidant Corp................................................  10,900      1,201,725
HEALTHSOUTH Corp. (a).......................................  49,900        770,331
Lincare Holdings, Inc. (a)..................................  25,200      1,022,175
Mylan Laboratories, Inc.....................................  22,800        718,200
Pfizer, Inc.................................................   4,200        526,837
Schering-Plough Corp........................................  35,000      1,933,750
Tenet Healthcare Corp. (a)..................................  14,000        367,500
Total Renal Care Holdings, Inc. (a).........................  33,691        995,990
Universal Health Services, Inc., Class B (a)................  10,500        544,688
Warner-Lambert Co...........................................  13,000        977,438
Watson Pharmaceuticals, Inc. (a)............................  20,400      1,282,650
Wellpoint Health Networks, Inc., Class A (a)................  11,100        965,700
                                                                       ------------
                                                                         17,068,316
                                                                       ------------
PRODUCER MANUFACTURING  6.1%
Republic Services, Inc., Class A (a)........................  30,500        562,344
Textron, Inc................................................  14,400      1,093,500
Tyco International Ltd......................................  30,100      2,270,666
United Technologies Corp....................................  11,900      1,294,125
Waste Management, Inc.......................................  49,800      2,321,925
                                                                       ------------
                                                                          7,542,560
                                                                       ------------

                                               See Notes to Financial Statements

 ENTERPRISE PORTFOLIO                       PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
RAW MATERIALS/PROCESSING INDUSTRIES  1.0%
Boise Cascade Corp..........................................  20,000   $    620,000
Georgia Pacific Corp........................................  11,000        644,188
                                                                       ------------
                                                                          1,264,188
                                                                       ------------
TECHNOLOGY  22.8%
3Com Corp. (a)..............................................  22,000        985,875
America Online, Inc. (a)....................................  18,000      2,605,500
Ascend Communications, Inc. (a).............................  15,500      1,019,125
BMC Software, Inc. (a)......................................  35,100      1,564,144
Cisco Systems, Inc. (a).....................................  18,525      1,719,352
Citrix Systems, Inc. (a)....................................  10,950      1,062,834
Compaq Computer Corp........................................  16,000        671,000
Compuware Corp. (a).........................................  20,500      1,601,563
Comverse Technology, Inc. (a)...............................   9,400        667,400
Dell Computer Corp. (a).....................................   9,000        658,688
EMC Corp. (a)...............................................  36,100      3,068,500
Intel Corp..................................................  13,000      1,541,314
International Business Machines Corp........................  12,800      2,364,800
Lucent Technologies, Inc....................................   3,000        330,000
Microsoft Corp. (a).........................................   9,100      1,262,056
Networks Associates, Inc. (a)...............................  25,950      1,719,187
Nokia Corp. -- ADR (Finland) (a)............................  11,800      1,421,163
Oracle Corp. (a)............................................  39,000      1,681,873
Sanmina Corp. (a)...........................................  13,000        812,500
Sterling Software, Inc. (a).................................  28,600        773,988
Sun Microsystems, Inc. (a)..................................   4,000        342,500
Waters Corp. (a)............................................   4,000        349,000
                                                                       ------------
                                                                         28,222,362
                                                                       ------------
TRANSPORTATION  0.6%
Kansas City Southern Industries, Inc........................  14,000        688,625
                                                                       ------------
UTILITIES  5.4%
AirTouch Communications, Inc. (a)...........................  19,000      1,370,375
ALLTEL Corp.................................................  32,000      1,914,000
PECO Energy Co..............................................  13,000        541,125
SBC Communications, Inc.....................................  22,800      1,222,650
U.S. West, Inc..............................................  13,000        840,125
Unicom Corp.................................................  19,000        732,687
                                                                       ------------
                                                                          6,620,962
                                                                       ------------
TOTAL LONG-TERM INVESTMENTS  99.2%
    (Cost $78,865,412)..............................................    122,581,357
REPURCHASE AGREEMENT  0.3%
  SBC Warburg ($430,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 12/31/98, to be sold
  on 01/04/99 at $430,227) (Cost $430,000)..........................        430,000
                                                                       ------------
TOTAL INVESTMENTS  99.5%
    (Cost $79,295,412)..............................................    123,011,357
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%.........................        557,866
                                                                       ------------
NET ASSETS  100.0%..................................................   $123,569,223
                                                                       ============

(a) Non-income producing security as this stock currently does not declare dividends.

                                               See Notes to Financial Statements

 ENTERPRISE PORTFOLIO                        STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $79,295,412)........................  $123,011,357
Cash........................................................         4,115
Receivables:
  Investments Sold..........................................     1,125,654
  Dividends.................................................        93,067
  Portfolio Shares Sold.....................................        29,638
Other.......................................................        47,870
                                                              ------------
      Total Assets..........................................   124,311,701
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       362,456
  Portfolio Shares Repurchased..............................       175,206
  Investment Advisory Fee...................................        51,248
  Distributor and Affiliates................................         8,040
Trustees' Deferred Compensation and Retirement Plans........       114,612
Accrued Expenses............................................        30,916
                                                              ------------
      Total Liabilities.....................................       742,478
                                                              ------------
NET ASSETS..................................................  $123,569,223
                                                              ============
NET ASSETS CONSIST OF:
Capital.....................................................  $ 70,347,091
Net Unrealized Appreciation.................................    43,715,945
Accumulated Net Realized Gain...............................     9,181,578
Accumulated Undistributed Net Investment Income.............       324,609
                                                              ------------
NET ASSETS..................................................  $123,569,223
                                                              ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $123,569,223 and 5,518,824 shares
  of beneficial interest issued and outstanding)............  $      22.39
                                                              ============

                                               See Notes to Financial Statements

 ENTERPRISE PORTFOLIO                                    STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends...................................................  $   891,547
Interest....................................................      135,781
                                                              -----------
    Total Income............................................    1,027,328
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      539,143
Accounting..................................................       42,834
Trustees' Fees and Expenses.................................       16,681
Custody.....................................................       15,780
Legal.......................................................        1,768
Other.......................................................       71,771
                                                              -----------
    Total Expenses..........................................      687,977
    Less Fees Waived........................................       40,178
                                                              -----------
    Net Expenses............................................      647,799
                                                              -----------
NET INVESTMENT INCOME.......................................  $   379,529
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 9,559,452
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   29,318,035
  End of the Period.........................................   43,715,945
                                                              -----------
Net Unrealized Appreciation During the Period...............   14,397,910
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $23,957,362
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $24,336,891
                                                              ===========

                                               See Notes to Financial Statements

 ENTERPRISE PORTFOLIO                         STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                             December 31, 1998   December 31, 1997
--------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $    379,529         $   435,176
Net Realized Gain...........................................      9,559,452          13,400,141
Net Unrealized Appreciation During the Period...............     14,397,910          10,261,053
                                                               ------------         -----------
Change in Net Assets from Operations........................     24,336,891          24,096,370
                                                               ------------         -----------
Distributions from Net Investment Income....................        (92,265)           (457,271)
Distributions from Net Realized Gain........................     (1,126,323)        (13,668,548)
                                                               ------------         -----------
Total Distributions.........................................     (1,218,588)        (14,125,819)
                                                               ------------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........     23,118,303           9,970,551
                                                               ------------         -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     23,512,376          16,421,893
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................      1,218,588          14,125,818
Cost of Shares Repurchased..................................    (22,994,120)        (26,609,356)
                                                               ------------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........      1,736,844           3,938,355
                                                               ------------         -----------
TOTAL INCREASE IN NET ASSETS................................     24,855,147          13,908,906
NET ASSETS:
Beginning of the Period.....................................     98,714,076          84,805,170
                                                               ------------         -----------
End of the Period (Including accumulated undistributed net
  investment income of $324,609 and $37,345,
  respectively).............................................   $123,569,223         $98,714,076
                                                               ============         ===========

                                               See Notes to Financial Statements

 ENTERPRISE PORTFOLIO                                       FINANCIAL HIGHLIGHTS

   The following schedule presents financial highlights for one share of the
                                   Portfolio
                 outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                          Year Ended December 31,
                                                              -----------------------------------------------
                                                               1998      1997      1996      1995      1994
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $18.106   $16.262   $ 14.69   $ 12.39   $ 14.57
                                                              -------   -------   -------   -------   -------
  Net Investment Income.....................................     .069      .091      .113       .32       .25
  Net Realized and Unrealized Gain/Loss.....................    4.441     4.734     3.417      4.22    (.7625)
                                                              -------   -------   -------   -------   -------
Total from Investment Operations............................    4.510     4.825     3.530      4.54    (.5125)
                                                              -------   -------   -------   -------   -------
Less:
  Distributions from Net Investment Income..................     .017      .096      .109     .3175       .25
  Distributions from Net Realized Gain......................     .209     2.885     1.849    1.9225    1.4175
                                                              -------   -------   -------   -------   -------
Total Distributions.........................................     .226     2.981     1.958      2.24    1.6675
                                                              -------   -------   -------   -------   -------
Net Asset Value, End of the Period..........................  $22.390   $18.106   $16.262   $ 14.69   $ 12.39
                                                              =======   =======   =======   =======   =======
Total Return*...............................................   25.00%    30.66%    24.80%    36.98%    (3.39%)
Net Assets at End of the Period (In millions)...............   $123.6     $98.7     $84.8     $76.0     $67.5
Ratio of Expenses to Average Net Assets*....................     .60%      .60%      .60%      .60%      .60%
Ratio of Net Investment Income to Average Net Assets*.......     .35%      .47%      .68%     2.06%     1.72%
Portfolio Turnover..........................................      82%       82%      152%      145%      153%
 * If certain expenses had not been assumed by Van Kampen,
   Total Return would have been lower and the ratios would
   have been as follows:
Ratio of Expenses to Average Net Assets.....................     .64%      .66%      .75%      .68%      .68%
Ratio of Net Investment Income to Average Net Assets........     .31%      .41%      .53%     1.98%     1.64%

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                                PORTFOLIO OF INVESTMENTS

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares  Market Value
----------------------------------------------------------------------------------
COMMON STOCKS  96.0%
AUSTRALIA  1.6%
Orica Ltd...................................................   2,001   $   10,410
Pacific Dunlop Ltd..........................................   8,200       13,266
Rio Tinto Ltd...............................................   2,600       30,837
                                                                       ----------
                                                                           54,513
                                                                       ----------
AUSTRIA (C)  0.6%
OMV, AG.....................................................     200       18,849
                                                                       ----------
BELGIUM (C)  3.5%
Almanij.....................................................   1,414      118,617
Almanij Na-Strip............................................      14            1
                                                                       ----------
                                                                          118,618
                                                                       ----------
BRAZIL  0.1%
Centrais Eletricas Brasileiras SA Electrobras - ADR.........     340        2,894
Centrais Geradoras Do Sul Do Brasil, SA - ADR (a)...........      34          222
                                                                       ----------
                                                                            3,116
                                                                       ----------
CANADA  2.7%
Barrick Gold Corp...........................................     100        1,950
Enbridge, Inc...............................................   1,500       69,185
Northern Telecom Ltd........................................     400       20,046
Placer Dome, Inc............................................     100        1,148
                                                                       ----------
                                                                           92,329
                                                                       ----------
DENMARK  0.4%
Novo Nordisk A/S, Ser B.....................................     100       13,199
                                                                       ----------
FRANCE (C)  3.5%
Alcatel Alsthom (Cie Gen El)................................     165       20,186
Axa-UAP.....................................................     230       33,321
Compagnie de Saint Gobain...................................     148       20,886
Elf Aquitaine...............................................     150       17,331
LVMH (Moet Hennessy Louis Vuitton)..........................      55       10,880
Total, Class B..............................................     135       13,667
                                                                       ----------
                                                                          116,271
                                                                       ----------
GERMANY (C)  5.4%
Allianz, AG.................................................     102       37,395
BASF, AG....................................................     250        9,540
Bayer, AG...................................................     200        8,346
DaimlerChrysler AG (a)......................................     251       24,775
Degussa, AG.................................................      50        2,747
Deutsche Bank, AG...........................................     400       23,533
Deutsche Telekom, AG........................................     550       18,085
Linde.......................................................      50       30,751
Siemens, AG.................................................     200       12,901
VEBA, AG....................................................     200       11,964
                                                                       ----------
                                                                          180,037
                                                                       ----------
ITALY (C)  2.5%
Ente Nazionale Idrocarburi, SpA.............................   2,000       13,064
Fiat, SpA...................................................   4,000       13,886
Instituto Nazionale delle Assicurazioni (INA)...............  12,000       31,679
Telecom Italia..............................................   2,500       18,446
Telecom Italia Spa..........................................       2           17
Unione Immobiliare (a)......................................  12,000        6,256
                                                                       ----------
                                                                           83,348
                                                                       ----------

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                    PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares  Market Value
----------------------------------------------------------------------------------
JAPAN  8.1%
Acom Co., Ltd...............................................     200   $   12,844
Bank of Tokyo...............................................     600        6,210
Daiwa Securities............................................   1,000        3,414
East Japan Railway..........................................       1        5,582
Hitachi.....................................................   1,000        6,192
Honda Motor Co..............................................   1,000       32,817
Japan Air Lines Co..........................................   1,000        2,636
Japan Energy Corp...........................................   3,000        2,839
Kao Corp....................................................   1,000       22,556
Kawasaki Heavy Industries...................................   1,000        2,344
Kawasaki Steel Corp.........................................   2,000        2,990
Komatsu.....................................................   1,000        5,245
Kyocera Corp................................................     100        5,281
Matsushita Electric Industries..............................   1,000       17,682
Mitsubishi Electric Corp....................................   2,000        6,280
Mitsubishi Estate...........................................   1,000        8,961
Nagoya Railroad Co..........................................   3,000       10,880
NEC Corp....................................................   1,000        9,200
Nippon Steel Corp...........................................   1,000        1,813
Nippon Telegraph & Telephone Corp...........................       3       23,140
Nippon Yusen Kabushiki Kaisha...............................   2,000        6,316
Nissan Motor Co.............................................   1,000        3,061
NSK Ltd.....................................................   1,000        3,733
Oji Paper Co................................................   1,000        5,192
Sekisui House...............................................   1,000       10,571
Sharp Corp..................................................   1,000        9,014
Teijin......................................................   1,000        3,680
Tobu Railway Co.............................................   1,000        2,919
Toppan Printing Co..........................................   1,000       12,207
Toyota Motor Corp...........................................   1,000       27,156
                                                                       ----------
                                                                          272,755
                                                                       ----------
MALAYSIA  0.1%
RHB Capital Berhard.........................................   9,000        3,514
                                                                       ----------
MEXICO  1.3%
Telefonos De Mexico SA, Ser L...............................  18,000       44,332
                                                                       ----------
NETHERLANDS (C)  2.5%
ABN Amro Holdings...........................................     643       13,519
Akzo Nobel..................................................     400       18,204
Elsevier....................................................     700        9,800
Koninklijke Ahold NV........................................     532       19,652
Wolters Kluwer..............................................     102       21,815
                                                                       ----------
                                                                           82,990
                                                                       ----------
REPUBLIC OF KOREA  0.3%
Korea Electric Power Corp. - ADR............................     307        4,816
Pohang Iron & Steel Co., Ltd. - ADR.........................     317        5,349
                                                                       ----------
                                                                           10,165
                                                                       ----------
SINGAPORE  1.1%
Singapore Telecommunications................................  24,000       36,632
                                                                       ----------

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                    PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares  Market Value
----------------------------------------------------------------------------------
SOUTH AFRICA  0.3%
De Beers Cons Mines Ltd. - ADR..............................     500   $    6,375
Sasol Ltd. - ADR............................................   1,126        4,504
                                                                       ----------
                                                                           10,879
                                                                       ----------
SPAIN (C)  2.0%
Endesa, SA..................................................     300        7,937
Repsol, SA..................................................     400       21,306
Telefonica De Espana........................................     872       38,716
Telefonica SA, Common Rights Callable Through 01/30/99......     872          773
                                                                       ----------
                                                                           68,732
                                                                       ----------
SWEDEN  0.7%
Astra, AB, Ser A............................................     200        4,074
Ericsson Telefon LM, Ser B..................................     800       19,003
                                                                       ----------
                                                                           23,077
                                                                       ----------
SWITZERLAND  3.5%
Credit Suisse Group.........................................     200       31,303
Nestle, SA..................................................      10       21,766
Novartis, AG................................................      20       39,310
Roche Holdings Genusscheine, AG.............................       2       24,401
                                                                       ----------
                                                                          116,780
                                                                       ----------
UNITED KINGDOM  10.2%
Allied Zurich (a)...........................................     850       12,773
Barclays....................................................   1,000       21,681
Bass........................................................   1,160       16,786
British America Tobacco.....................................     850        7,485
British Petroleum...........................................   1,153       17,164
British Telecommunications..................................   2,400       36,325
BTR.........................................................   2,356        4,834
Burmah Castrol..............................................     700       10,002
Carlton Communications......................................   2,500       23,010
Glaxo Wellcome..............................................   1,000       34,424
HSBC Holdings...............................................     400       11,018
HSBC Holdings - ADR.........................................     700       17,736
Lloyds TSB Group............................................   2,100       29,900
Marks & Spencer.............................................   1,200        8,254
Rank Group..................................................   2,486        9,502
Scot & Newcastle............................................   2,100       24,423
Smithkline Beecham..........................................   2,000       27,719
Smiths Industries...........................................   1,000       14,338
Zeneca Group................................................     300       13,069
                                                                       ----------
                                                                          340,443
                                                                       ----------
UNITED STATES  45.6%
Abbott Laboratories, Inc. (b)...............................     600       29,400
Aluminum Co. of America.....................................     200       14,913
American Express Co.........................................     200       20,450
American Home Products Corp.................................     600       33,787
American International Group, Inc...........................     300       28,987
Amoco Corp..................................................     400       23,600
AT&T Corp. (b)..............................................     500       37,625
BankAmerica Corp............................................     300       18,038
BellSouth Corp., Common Rights Callable Through 12/11/99....     800       39,900
Boeing Co...................................................     100        3,263

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                    PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares  Market Value
----------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Bristol-Myers Squibb Co. (b)................................     300   $   40,144
Chevron Corp................................................     300       24,881
Cisco Systems, Inc. (a).....................................     450       41,766
Citigroup, Inc..............................................     500       24,750
Coca Cola Co. (b)...........................................     700       46,812
Columbia / HCA Healthcare Corp..............................     300        7,425
Dominion Resources, Inc.....................................     700       32,725
Dow Chemical Co.............................................     200       18,188
Du Pont (E. I.) de Nemours & Co.............................     200       10,613
Eastman Kodak Co............................................     200       14,400
Federal National Mortgage Assn..............................     300       22,200
First Data Corp.............................................     400       12,675
FPL Group, Inc..............................................     400       24,650
General Electric Co.........................................     300       30,619
General Motors Corp.........................................     300       21,469
Gillette Co.................................................     400       19,325
Hewlett Packard Co..........................................     300       20,494
Home Depot, Inc.............................................     500       30,594
Illinois Tool Works, Inc....................................     200       11,600
Intel Corp..................................................     200       23,712
International Business Machines Corp........................     200       36,950
International Paper Co......................................     300       13,444
J.C. Penney, Inc............................................     300       14,063
Johnson & Johnson, Inc......................................     300       25,162
JP Morgan & Co., Inc. (b)...................................     300       31,519
Kimberly Clark Corp.........................................     300       16,350
Lilly Eli & Co..............................................     300       26,662
Lucent Technologies, Inc. (b)...............................     600       66,000
McDonald's Corp. (b)........................................     400       30,650
MCI Worldcom, Inc. (a)......................................     700       50,225
Meritor Automotive, Inc.....................................     100        2,119
Microsoft Corp. (a) (b).....................................     600       83,212
Minnesota Mining & Manufacturing Co.........................     300       21,337
Mobil Corp..................................................     200       17,425
Motorola, Inc...............................................     200       12,213
Oracle Corp. (a)............................................     250       10,781
PacifiCorp..................................................   1,000       21,063
Pfizer, Inc.................................................     200       25,087
Procter & Gamble Co. (b)....................................     300       27,394
Raytheon Co., Class A.......................................      25        1,292
Rockwell International Corp.................................     300       14,569
SBC Communications, Inc. (b)................................     800       42,900
Schering-Plough Corp........................................     400       22,100
Sears Roebuck & Co..........................................     300       12,750
Time Warner, Inc............................................     600       37,237
Warner-Lambert Co...........................................     600       45,112

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                    PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares  Market Value
----------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Wells Fargo & Co. (a) (b)...................................   1,000   $   39,937
Weyerhaeuser Co.............................................     300       15,244
Xerox Corp. (b).............................................     300       35,400
                                                                       ----------
                                                                        1,527,202
                                                                       ----------
TOTAL COMMON STOCKS  96.0%..........................................    3,217,781

PREFERRED STOCK  2.2%
FINLAND  2.2%
Nokia (Ab) Oy, Ser A - ADR (a)..............................     600       72,956
                                                                       ----------
TOTAL LONG-TERM INVESTMENTS  98.2%
  (Cost $2,409,431).................................................    3,290,737

REPURCHASE AGREEMENT  3.5%
  State Street Bank & Trust Co. ($117,000 par, collateralized by
  U.S. Government obligations in a pooled cash account, dated
  12/31/98, to be sold on 01/04/99 at $117,052)
  (Cost $117,000)...................................................      117,000
                                                                       ----------
TOTAL INVESTMENTS  101.7%
  (Cost $2,526,431).................................................    3,407,737

LIABILITIES IN EXCESS OF OTHER ASSETS  (1.7%).......................      (56,858)
                                                                       ----------
NET ASSETS  100.0%..................................................   $3,350,879
                                                                       ==========

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Assets segregated for open forward currency contracts.

(c) European assets as of December 31, 1998 were valued based on country-specific currencies. On January 1, 1999, the currencies of countries participating in the European economic and monetary union converted to the euro.

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                     STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $2,526,431).........................  $ 3,407,737
Cash........................................................          369
Foreign Currency (Cost $117)................................          117
Receivables:
  Portfolio Shares Sold.....................................        8,313
  Expense Reimbursement by Adviser..........................        8,264
  Dividends.................................................        5,912
  Interest..................................................           13
Unamortized Organizational Costs............................        2,039
                                                              -----------
      Total Assets..........................................    3,432,764
                                                              -----------
LIABILITIES:
Payables:
  Distributor and Affiliates................................        6,213
  Portfolio Shares Repurchased..............................          767
Forward Currency Contracts..................................        1,176
Accrued Expenses............................................       46,152
Trustees' Deferred Compensation and Retirement Plans........       27,577
                                                              -----------
    Total Liabilities.......................................       81,885
                                                              -----------
NET ASSETS..................................................  $ 3,350,879
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $ 2,502,119
Net Unrealized Appreciation.................................      880,273
Accumulated Distributions in Excess of Net Realized Gain....       (6,919)
Accumulated Distributions in Excess of Net Investment
  Income....................................................      (24,594)
                                                              -----------
NET ASSETS..................................................  $ 3,350,879
                                                              ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $3,350,879 and 253,694 shares of
  beneficial interest issued and outstanding)...............  $     13.21
                                                              ===========

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                                 STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $4,666)......  $ 54,889
Interest....................................................     8,136
Other.......................................................       493
                                                              --------
    Total Income............................................    63,518
                                                              --------
EXPENSES:
Custody.....................................................    62,330
Accounting..................................................    38,069
Investment Advisory Fee.....................................    32,086
Audit.......................................................    19,365
Shareholder Reports.........................................    17,155
Shareholder Services........................................    14,743
Trustees' Fees and Expenses.................................    11,883
Amortization of Organizational Costs........................     1,365
Other.......................................................     3,561
                                                              --------
    Total Expenses..........................................   200,557
    Less Fees Waived and Expenses Reimbursed ($32,086 and
     $130,093, respectively)................................   162,179
                                                              --------
    Net Expenses............................................    38,378
                                                              --------
NET INVESTMENT INCOME.......................................  $ 25,140
                                                              ========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain/Loss:
  Investments...............................................  $ 14,465
  Forward Currency Contracts................................     2,778
                                                              --------
Net Realized Gain...........................................    17,243
                                                              --------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   307,950
                                                              --------
  End of the Period:
    Investments.............................................   881,306
    Forward Currency Contracts..............................    (1,176)
    Foreign Currency Translation............................       143
                                                              --------
                                                               880,273
                                                              --------
Net Unrealized Appreciation During the Period...............   572,323
                                                              --------
NET REALIZED AND UNREALIZED GAIN............................  $589,566
                                                              ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $614,706
                                                              ========

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                      STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                                Year Ended             Year Ended
                                                             December 31, 1998      December 31, 1997
-----------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................    $    25,140            $    23,933
Net Realized Gain...........................................         17,243                508,690
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        572,323                (88,784)
                                                                -----------            -----------
Change in Net Assets from Operations........................        614,706                443,839
                                                                -----------            -----------
Distributions from Net Investment Income....................        (25,140)               (23,933)
Distributions in Excess of Net Investment Income............        (12,870)                (1,351)
                                                                -----------            -----------
Distributions from and in Excess of Net Investment Income...        (38,010)               (25,284)
                                                                -----------            -----------
Distributions from Net Realized Gain........................            -0-               (536,409)
Distributions in Excess of Net Realized Gain................            -0-                (24,805)
                                                                -----------            -----------
Distributions from and in Excess of Net Realized Gain.......            -0-               (561,214)
                                                                -----------            -----------
Total Distributions.........................................        (38,010)              (586,498)
                                                                -----------            -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        576,696               (142,659)
                                                                -----------            -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        782,393              1,501,991
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         24,409                352,262
Cost of Shares Repurchased..................................     (1,006,628)            (1,254,609)
                                                                -----------            -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (199,826)               599,644
                                                                -----------            -----------
TOTAL INCREASE IN NET ASSETS................................        376,870                456,985
NET ASSETS:
Beginning of the Period.....................................      2,974,009              2,517,024
                                                                -----------            -----------
End of the Period (Including accumulated distributions in
  excess of net investment income of $24,594 and $14,504,
  respectively).............................................    $ 3,350,879            $ 2,974,009
                                                                ===========            ===========

                                               See Notes to Financial Statements

 GLOBAL EQUITY PORTFOLIO                                    FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Portfolio outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                              July 3, 1995
                                                                                              (Commencement
                                                                Year Ended December 31,       of Investment
                                                              ---------------------------    Operations) to
                                                               1998      1997      1996     December 31, 1995
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $11.004   $11.658    $10.30        $ 10.00
                                                              -------   -------   -------        -------
  Net Investment Income/Loss................................     .089      .110      .035           (.16)
  Net Realized and Unrealized Gain..........................    2.258     1.696     1.687            .46
                                                              -------   -------   -------        -------
Total from Investment Operations............................    2.347     1.806     1.722            .30
                                                              -------   -------   -------        -------
Less:
  Distributions from and in Excess of Net Investment
    Income..................................................     .143      .106      .188            -0-
  Distributions from and in Excess of Net Realized Gain.....      -0-     2.354      .176            -0-
                                                              -------   -------   -------        -------
Total Distributions.........................................     .143     2.460      .364            -0-
                                                              -------   -------   -------        -------
Net Asset Value, End of the Period..........................  $13.208   $11.004   $11.658        $ 10.30
                                                              =======   =======   =======        =======
Total Return*...............................................   21.61%    15.85%    16.72%          3.00%**
Net Assets at End of the Period (In millions)...............     $3.4      $3.0      $2.5        $   2.4
Ratio of Expenses to Average Net Assets*....................    1.20%     1.20%     1.20%          4.35%
Ratio of Net Investment Income/Loss to Average Net
  Assets*...................................................    0.79%      .76%      .27%         (2.76%)
Portfolio Turnover..........................................       3%      132%       94%            42%**
 * If certain expenses had not been assumed by Van Kampen,
   Total Return would have been lower and the ratios would
   have been as follows:
Ratio of Expenses to Average Net Assets.....................    6.27%     6.78%     7.43%          8.27%
Ratio of Net Investment Loss to Average Net Assets..........   (4.28%)   (4.82%)   (5.96%)        (6.68%)

** Non-Annualized

                                               See Notes to Financial Statements

 GOVERNMENT PORTFOLIO                                   PORTFOLIO OF INVESTMENTS

                               December 31, 1998
--------------------------------------------------------------------------------

 Par
Amount
(000)                           Description                            Coupon          Maturity        Market Value
-------------------------------------------------------------------------------------------------------------------
         UNITED STATED GOVERNMENT AGENCY OBLIGATIONS  55.7%
$2,000   Federal Farm Credit Bank Medium Term Note (a)...............   6.520%         09/24/07        $  2,166,220
 1,215   Federal Home Loan Mortgage Corp. Gold 30 Year Pools.........   7.000    05/01/24 to 07/01/24     1,240,417
   180   Federal Home Loan Mortgage Corp. Gold 30 Year Pools.........   7.500          10/01/24             184,877
   219   Federal Home Loan Mortgage Corp. Gold 30 Year Pools.........   8.000    09/01/24 to 10/01/24       226,610
 1,230   Federal Home Loan Mortgage Corp. CMO Floater (a)............   5.838          09/15/27           1,232,551
 1,108   Federal Home Loan Mortgage Corp. CMO Floater (a)............   5.844          09/15/23           1,105,461
   125   Federal Home Loan Mortgage Corp. CMO Floater................   6.088          11/15/18             124,648
 1,440   Federal National Mortgage Association 15 Year Dwarf Pools...   6.500    06/01/09 to 04/01/11     1,460,765
 1,406   Federal National Mortgage Association 15 Year Dwarf Pools...   7.000    07/01/10 to 12/01/11     1,436,391
 1,953   Federal National Mortgage Association 30 Year Pools.........   6.000    03/01/28 to 04/01/28     1,928,312
 1,005   Federal National Mortgage Association Pools.................   6.000    09/01/28 to 10/01/28       992,979
 4,690   Federal National Mortgage Association Pools (a).............   6.500    03/01/26 to 06/01/28     4,722,913
 1,257   Federal National Mortgage Association Pools.................   7.000    12/01/23 to 06/01/24     1,283,207
   292   Federal National Mortgage Association Pools.................   7.500    05/01/24 to 10/01/24       300,497
   341   Federal National Mortgage Association Pools.................   8.000    06/01/24 to 10/01/24       353,759
   638   Federal National Mortgage Association Pools.................  11.000          11/01/20             719,022
 1,993   Government National Mortgage Association Pools (a)..........   6.500    02/15/26 to 06/15/28     2,013,063
 7,416   Government National Mortgage Association Pools (a)..........   7.000    04/15/23 to 9/15/28      7,585,320
 1,282   Government National Mortgage Association Pools..............   7.500    04/15/22 to 06/15/24     1,322,951
   304   Government National Mortgage Association Pools..............   8.000    5/15/17 to 01/15/23        316,637
   297   Government National Mortgage Association Pools..............   8.500    04/15/17 to 07/15/17       317,628
   601   Government National Mortgage Association Pools..............   9.500    06/15/09 to 10/15/09       650,306
    76   Government National Mortgage Association Pools..............  11.000    09/15/10 to 08/15/20        86,076
                                                                                                       ------------
         TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS...........................................    31,770,610
                                                                                                       ------------
         UNITED STATES TREASURY OBLIGATIONS  39.7%
 2,000   United States Treasury Bonds (a)............................   6.000          02/15/26           2,182,120
 2,000   United States Treasury Notes (a)............................   5.375          06/30/03           2,058,780
 1,000   United States Treasury Notes (a)............................   5.500          02/15/08           1,059,290
 4,500   United States Treasury Notes (a)............................   5.625          02/15/06           4,748,081
 7,000   United States Treasury Notes (a)............................   5.750    10/31/00 to 08/15/03     7,191,210
 1,000   United States Treasury Notes (a)............................   6.250          02/28/02           1,046,330
 4,000   United States Treasury Notes (a)............................   7.500          05/15/02           4,348,880
                                                                                                       ------------
         TOTAL UNITED STATES TREASURY OBLIGATIONS....................................................    22,634,691
                                                                                                       ------------

                                               See Notes to Financial Statements

 GOVERNMENT PORTFOLIO                       PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

 Par
Amount
(000)                            Description                           Coupon          Maturity        Market Value
-------------------------------------------------------------------------------------------------------------------
         FORWARD PURCHASE COMMITMENTS  24.9%
$2,000   Federal National Mortgage Association, February Forward.....   6.000%           TBA           $  1,971,570
 2,000   Federal National Mortgage Association, February Forward.....   6.500            TBA              2,011,090
 4,000   Federal National Mortgage Association, February Forward.....   7.000            TBA              4,078,460
 3,000   Government National Mortgage Association, February
         Forward.....................................................   6.500            TBA              3,028,125
 3,000   United States Treasury Notes, January Forward...............   6.250          02/28/02           3,135,360
                                                                                                       ------------
         TOTAL FORWARD PURCHASE COMMITMENTS..........................................................    14,224,605
                                                                                                       ------------
TOTAL LONG TERM INVESTMENTS  120.3%
  (Cost $66,813,576).................................................................................    68,629,906
REPURCHASE AGREEMENT  3.9%
  SBC Warburg ($2,250,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 12/31/98, to be sold on 01/04/99 at $2,251,188) (a)
  (Cost $2,250,000)..................................................................................     2,250,000
                                                                                                       ------------
TOTAL INVESTMENTS  124.2%
  (Cost $69,063,576).................................................................................    70,879,906
LIABILITIES IN EXCESS OF OTHER ASSETS  (24.2%).......................................................   (13,820,294)
                                                                                                       ------------
NET ASSETS 100.0%....................................................................................  $ 57,059,612
                                                                                                       ------------

(a) Assets segregated as collateral for open forward and open futures transactions.

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

                                               See Notes to Financial Statements

 GOVERNMENT PORTFOLIO                        STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $69,063,576)........................  $70,879,906
Cash........................................................        4,973
Interest Receivable.........................................      588,683
Forward Commitments.........................................          625
Other.......................................................       47,585
                                                              -----------
      Total Assets..........................................   71,521,772
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................   14,276,373
  Investment Advisory Fee...................................       23,553
  Portfolio Shares Repurchased..............................       17,351
  Distributor and Affiliates................................        6,960
  Variation Margin on Futures...............................        4,937
Trustees' Deferred Compensation and Retirement Plans........      109,549
Accrued Expenses............................................       23,437
                                                              -----------
      Total Liabilities.....................................   14,462,160
                                                              -----------
NET ASSETS..................................................  $57,059,612
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $60,130,308
Net Unrealized Appreciation.................................    1,842,793
Accumulated Undistributed Net Investment Income.............    2,681,124
Accumulated Net Realized Loss...............................   (7,594,613)
                                                              -----------
NET ASSETS..................................................  $57,059,612
                                                              ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $57,059,612 and 5,947,274 shares
  of beneficial interest issued and outstanding)............  $      9.59
                                                              ===========

                                               See Notes to Financial Statements

 GOVERNMENT PORTFOLIO                                    STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $3,411,568
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     268,947
Accounting..................................................      32,746
Custody.....................................................      14,795
Trustees' Fees and Expenses.................................      13,644
Legal.......................................................       3,062
Other.......................................................      59,667
                                                              ----------
    Total Expenses..........................................     392,861
    Less Fees Waived........................................      70,011
                                                              ----------
    Net Expenses............................................     322,850
                                                              ----------
NET INVESTMENT INCOME.......................................  $3,088,718
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  598,202
  Futures...................................................     244,167
  Forward Commitments.......................................     130,833
                                                              ----------
Net Realized Gain...........................................     973,202
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,515,218
                                                              ----------
  End of the Period:
    Investments.............................................   1,816,330
    Futures.................................................      25,838
    Forward Commitments.....................................         625
                                                              ----------
                                                               1,842,793
                                                              ----------
Net Unrealized Appreciation During the Period...............     327,575
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $1,300,777
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $4,389,495
                                                              ==========

                                               See Notes to Financial Statements

 GOVERNMENT PORTFOLIO                         STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                             December 31, 1998   December 31, 1997
--------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $  3,088,718        $  3,483,743
Net Realized Gain...........................................        973,202             257,350
Net Unrealized Appreciation During the Period...............        327,575           1,068,496
                                                               ------------        ------------
Change in Net Assets from Operations........................      4,389,495           4,809,589
Distributions from Net Investment Income....................       (529,309)         (3,344,474)
                                                               ------------        ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      3,860,186           1,465,115
                                                               ------------        ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     11,164,705           2,642,182
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................        529,309           3,344,475
Cost of Shares Repurchased..................................    (11,052,927)        (12,147,815)
                                                               ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        641,087          (6,161,158)
                                                               ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................      4,501,273          (4,696,043)
NET ASSETS:
Beginning of the Period.....................................     52,558,339          57,254,382
                                                               ------------        ------------
End of the Period (Including accumulated undistributed net
  investment income of $2,681,124 and $105,149,
  respectively).............................................   $ 57,059,612        $ 52,558,339
                                                               ============        ============

                                               See Notes to Financial Statements

 GOVERNMENT PORTFOLIO                                       FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Portfolio outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                  Year Ended December 31,
                                                                -----------------------------------------------------------
                                                                 1998         1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period..................      $ 8.920      $ 8.666      $  9.06      $  8.28      $  9.26
                                                                -------      -------      -------      -------      -------
  Net Investment Income...................................         .520         .566         .569          .60          .56
  Net Realized and Unrealized Gain/Loss...................         .244         .231        (.388)         .78        (.985)
                                                                -------      -------      -------      -------      -------
Total from Investment Operations..........................         .764         .797         .181         1.38        (.425)
Less Distributions from and in Excess of Net Investment
  Income..................................................         .090         .543         .575          .60         .555
                                                                -------      -------      -------      -------      -------
Net Asset Value, End of the Period........................      $ 9.594      $ 8.920      $ 8.666      $  9.06      $  8.28
                                                                =======      =======      =======      =======      =======
Total Return*.............................................        8.59%        9.61%        2.12%       17.17%       (4.63%)
Net Assets at End of the Period (In millions).............      $  57.1      $  52.6      $  57.3      $  67.0      $  65.5
Ratio of Expenses to Average Net Assets*..................         .60%         .60%         .60%         .60%         .60%
Ratio of Net Investment Income to Average Net Assets*.....        5.74%        6.51%        6.56%        6.89%        6.71%
Portfolio Turnover........................................         107%         119%         143%         164%         192%
 * If certain expenses had not been assumed by Van Kampen,
   Total Return would have been lower and the ratios would
   have been as follows:
Ratio of Expenses to Average Net Assets...................         .73%         .74%         .80%         .72%         .70%
Ratio of Net Investment Income to Average Net Assets......        5.61%        6.37%        6.36%        6.77%        6.61%

                                               See Notes to Financial Statements

 GROWTH AND INCOME PORTFOLIO                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
COMMON STOCKS 91.3%
CONSUMER DISTRIBUTION  2.3%
Federated Department Stores, Inc. (a).......................   6,520   $   284,028
Gap, Inc. ..................................................   5,690       320,062
SYSCO Corp. ................................................   5,080       139,383
                                                                       -----------
                                                                           743,473
                                                                       -----------
CONSUMER DURABLES  0.4%
Black & Decker Corp. .......................................   2,000       112,125
                                                                       -----------
CONSUMER NON-DURABLES  11.3%
Anheuser-Busch Cos., Inc. ..................................   4,480       294,000
Benckiser NV, Class B - ADR (Netherlands) (a)...............   2,960       189,070
Colgate - Palmolive Co. ....................................   5,360       497,810
Hershey Foods Corp. ........................................   4,550       282,953
Philip Morris Cos., Inc. ...................................  19,630     1,050,205
Ralston Purina Group........................................  16,020       518,647
Tommy Hilfiger Corp. (a)....................................   4,500       270,000
Unilever NV - ADR (Netherlands).............................   3,720       308,528
Whitman Corp. ..............................................   9,280       235,480
                                                                       -----------
                                                                         3,646,693
                                                                       -----------
CONSUMER SERVICES  1.0%
H & R Block, Inc. ..........................................   7,280       327,600
                                                                       -----------
ENERGY  8.6%
Atlantic Richfield Co. .....................................   8,400       548,100
Coastal Corp. ..............................................  11,770       411,214
El Paso Energy Corp. .......................................  12,190       424,364
Mobil Corp. ................................................   4,700       409,488
Texaco, Inc. ...............................................   9,090       480,634
Valero Energy Corp. ........................................   6,250       132,813
YPF Sociedad Anonima, Class D - ADR (Argentina).............  12,570       351,174
                                                                       -----------
                                                                         2,757,787
                                                                       -----------
FINANCE  13.7%
Aetna, Inc. ................................................   3,670       288,554
Allstate Corp. .............................................   1,800        69,525
American General Corp. .....................................   7,650       596,700
Arden Realty, Inc. .........................................   8,360       193,848
Bank of Tokyo - Mitsubishi - ADR (Japan)....................  23,610       247,905
Chase Manhattan Corp. ......................................   8,550       581,934
Citigroup, Inc. ............................................   5,910       292,545
Equitable Cos., Inc. .......................................   8,900       515,087
Exel Ltd., Class A..........................................   3,190       239,250
First Union Corp. ..........................................   5,500       334,469
Fleet Financial Group, Inc. ................................   9,740       435,256
PNC Bank Corp. .............................................   7,370       398,901
Washington Mutual, Inc. ....................................   6,006       229,354
                                                                       -----------
                                                                         4,423,328
                                                                       -----------
HEALTHCARE  16.8%
Alza Corp. (a)..............................................   8,200       428,450
American Home Products Corp. ...............................  10,510       591,844
Beckman Coulter, Inc. ......................................   6,120       332,010
Columbia/HCA Healthcare Corp. ..............................   8,010       198,248
IMS Health, Inc. ...........................................   5,140       387,749
Merck & Co., Inc. ..........................................   3,040       448,970
Mylan Laboratories, Inc. ...................................  13,500       425,250

                                               See Notes to Financial Statements

 GROWTH AND INCOME PORTFOLIO                PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                           Shares   Market Value
-----------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
Pharmacia & Upjohn, Inc. ...................................  11,520   $   652,320
Rhodia, SA - ADR (France)...................................   8,930       133,950
Rhone-Poulenc, SA - ADR (France) Warrants (expiring
  11/05/01).................................................   2,079         7,796
Rhone-Poulenc, SA, Class A - ADR (France)...................  13,359       671,290
St. Jude Medical, Inc. (a)..................................   7,520       208,210
Teva Pharmaceutical Industries Ltd. - ADR (Israel)..........   5,870       238,836
United HealthCare Corp. (a).................................  10,690       460,338
Watson Pharmaceuticals, Inc. (a)............................   3,660       230,122
                                                                       -----------
                                                                         5,415,383
                                                                       -----------
PRODUCER MANUFACTURING  3.6%
AlliedSignal, Inc. .........................................   1,620        71,786
Ingersoll-Rand Co. .........................................  10,260       481,579
Philips Electronics NV - ADR (Netherlands)..................   2,400       162,450
Waste Management, Inc. .....................................   9,514       443,590
                                                                       -----------
                                                                         1,159,405
                                                                       -----------
RAW MATERIALS/PROCESSING INDUSTRIES  4.1%
Boise Cascade Corp. ........................................   5,940       184,140
Crown Cork & Seal Co., Inc. ................................   9,800       301,963
Fort James Corp. ...........................................   2,100        84,000
Imperial Chemical Industries PLC - ADR (United Kingdom).....   6,540       228,491
Monsanto Co. ...............................................   2,940       139,650
Raychem Corp. ..............................................  12,100       390,981
                                                                       -----------
                                                                         1,329,225
                                                                       -----------
TECHNOLOGY  14.7%
Adobe Systems, Inc. ........................................   8,260       386,155
BMC Software, Inc. (a)......................................   5,600       249,550
Compaq Computer Corp. ......................................   4,000       167,750
Electronic Data Systems Corp. ..............................   5,700       286,425
First Data Corp. ...........................................   5,540       175,549
International Business Machines Corp. ......................   6,470     1,195,332
Micron Technology, Inc. (a).................................   4,400       222,475
Motorola, Inc. .............................................   5,640       344,393
Oracle Corp. (a)............................................   7,400       319,125
Quantum Corp. (a)...........................................  12,780       271,575
Texas Instruments, Inc. ....................................   4,320       369,630
Xerox Corp. ................................................   3,890       459,020
Xilinx, Inc. (a)............................................   4,520       294,365
                                                                       -----------
                                                                         4,741,344
                                                                       -----------
UTILITIES  14.8%
BEC Energy..................................................   9,210       371,100
BellSouth Corp. ............................................  10,100       503,737
Consolidated Edison, Inc. ..................................   8,580       453,667
DQE, Inc. ..................................................     100         4,394
Edison International........................................  12,370       344,814
GPU, Inc. ..................................................   7,400       326,988
GTE Corp. ..................................................   8,410       567,149
Illinova Corp. .............................................   4,920       123,000
Niagara Mohawk Power Corp. (a)..............................  23,710       382,324
Northeast Utilities.........................................  29,440       471,040
PECO Energy Co. ............................................   3,410       141,941
SBC Communications, Inc. ...................................   3,600       193,050

                                               See Notes to Financial Statements

 GROWTH AND INCOME PORTFOLIO                PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                        Description                        Shares   Market Value
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
Sprint Corp. .............................................  4,020   $   338,183
U.S. West, Inc. ..........................................  8,630       557,713
                                                                    -----------
                                                                      4,779,100
                                                                    -----------
TOTAL COMMON STOCKS  91.3%........................................   29,435,463
                                                                    -----------
CORPORATE BOND  0.2%
Hewlett Packard Co., LYON, 144A - Private Placement ($125,000 par,       69,531
  yielding 3.125%, 10/14/17 maturity) (c).........................
                                                                    -----------
TOTAL LONG-TERM INVESTMENTS  91.5%
    (Cost $25,251,792)............................................   29,504,994
                                                                    -----------
SHORT-TERM INVESTMENTS  8.5%
REPURCHASE AGREEMENT  5.4%
SBC Warburg ($1,740,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 12/31/98, to be sold on 01/04/99 at $1,740,928)
  (Cost $1,740,000)...............................................    1,740,000
U.S. GOVERNMENT AGENCY OBLIGATIONS  3.1%
Federal National Mortgage Association Discount Note ($1,000,000 par,
  yielding 5.150%, 01/15/99 maturity)
    (Cost $998,044) (b)...........................................      998,044
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
    (Cost $2,738,044).............................................    2,738,044
                                                                    -----------
TOTAL INVESTMENTS  100.0%
    (Cost $27,989,836)............................................   32,243,038
LIABILITIES IN EXCESS OF OTHER ASSETS  0.0%.......................      (12,471)
                                                                    -----------
NET ASSETS  100.0%................................................  $32,230,567
                                                                    -----------

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Assets segregated for open futures transactions.

(c) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

LYON - Liquid yield option note

                                               See Notes to Financial Statements

 GROWTH AND INCOME PORTFOLIO                 STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $27,989,836)........................  $32,243,038
Cash........................................................        3,253
Receivables:
  Dividends.................................................       31,982
  Portfolio Shares Sold.....................................       12,442
  Variation Margin on Futures...............................        4,250
  Expense Reimbursement by Adviser..........................        4,000
Other.......................................................        1,936
                                                              -----------
      Total Assets..........................................   32,300,901
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................       20,559
  Distributor and Affiliates................................        5,676
  Portfolio Shares Repurchased..............................          691
Accrued Expenses............................................       32,250
Trustees' Deferred Compensation and Retirement Plans........       11,158
                                                              -----------
      Total Liabilities.....................................       70,334
                                                              -----------
NET ASSETS..................................................  $32,230,567
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $28,125,068
Net Unrealized Appreciation.................................    4,305,619
Accumulated Undistributed Net Investment Income.............      265,142
Accumulated Net Realized Loss...............................     (465,262)
                                                              -----------
NET ASSETS..................................................  $32,230,567
                                                              ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $32,230,567 and 2,225,645 shares
    of beneficial interest issued and outstanding)..........  $     14.48
                                                              ===========

                                               See Notes to Financial Statements

 GROWTH AND INCOME PORTFOLIO                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends...................................................  $  299,073
Interest....................................................     129,562
                                                              ----------
    Total Income............................................     428,635
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     127,069
Accounting..................................................      24,544
Shareholder Reports.........................................      23,995
Audit.......................................................      16,632
Shareholder Services........................................      16,598
Custody.....................................................      14,073
Trustees' Fees and Expenses.................................       6,347
Legal.......................................................         566
Other.......................................................       2,006
                                                              ----------
    Total Expenses..........................................     231,830
    Less Fees Waived........................................      72,329
                                                              ----------
    Net Expenses............................................     159,501
                                                              ----------
NET INVESTMENT INCOME.......................................  $  269,134
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss
  Investments...............................................  $ (536,965)
  Futures...................................................     114,581
                                                              ----------
Net Realized Loss...........................................    (422,384)
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     539,536
                                                              ----------
  End of the Period:
    Investments.............................................   4,253,202
    Futures.................................................      52,417
                                                              ----------
                                                               4,305,619
                                                              ----------
Net Unrealized Appreciation During the Period...............   3,766,083
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $3,343,699
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $3,612,833
                                                              ==========

                                               See Notes to Financial Statements

 GROWTH AND INCOME PORTFOLIO                  STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                             December 31, 1998   December 31, 1997
--------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................    $   269,134         $    61,347
Net Realized Gain/Loss......................................       (422,384)            105,366
Net Unrealized Appreciation During the Period...............      3,766,083             541,506
                                                                -----------         -----------
Change in Net Assets from Operations........................      3,612,833             708,219
                                                                -----------         -----------
Distributions from Net Investment Income....................        (18,683)            (44,226)
                                                                -----------         -----------
Distributions from Net Realized Gain........................            -0-            (105,285)
Distributions in Excess of Net Realized Gain................            -0-             (45,861)
                                                                -----------         -----------
Distributions from and in Excess of Net Realized Gain.......            -0-            (151,146)
                                                                -----------         -----------
Total Distributions.........................................        (18,683)           (195,372)
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      3,594,150             512,847
                                                                -----------         -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     18,319,408          10,524,876
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         18,683             195,372
Cost of Shares Repurchased..................................     (1,415,264)            (18,007)
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     16,922,827          10,702,241
                                                                -----------         -----------
TOTAL INCREASE IN NET ASSETS................................     20,516,977          11,215,088

NET ASSETS:
Beginning of the Period.....................................     11,713,590             498,502
                                                                -----------         -----------
End of the Period (Including accumulated undistributed net
  investment income of $265,142 and $14,691, respectively)..    $32,230,567         $11,713,590
                                                                ===========         ===========

                                               See Notes to Financial Statements

 GROWTH AND INCOME PORTFOLIO                                FINANCIAL HIGHLIGHTS

   The following schedule presents financial highlights for one share of the
            Portfolio outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                         December 23, 1996
                                                              Year Ended December 31      (Commencement of
                                                              ----------------------   Investment Operations)
                                                                1998          1997      to December 31, 1996
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $12.123       $ 9.970           $10.000
                                                              -------       -------           -------
  Net Investment Income.....................................     .120          .072              .011
  Net Realized and Unrealized Gain/Loss.....................    2.254         2.309             (.041)
                                                              -------       -------           -------
Total from Investment Operations............................    2.374         2.381             (.030)
                                                              -------       -------           -------
Less:
  Distributions from Net Investment Income..................     .016          .065               -0-
  Distributions from and in Excess of Net Realized Gain.....      -0-          .163               -0-
                                                              -------       -------           -------
Total Distributions.........................................     .016          .228               -0-
                                                              -------       -------           -------
Net Asset Value, End of the Period..........................  $14.481       $12.123           $ 9.970
                                                              =======       =======           =======
Total Return*...............................................   19.61%        23.90%             (.30%)**
Net Assets at End of the Period (In millions)...............  $  32.2       $  11.7           $   0.5
Ratio of Expenses to Average Net Assets*....................     .75%          .75%              .75%
Ratio of Net Investment Income to Average Net Assets*.......    1.27%         1.19%             4.47%
Portfolio Turnover..........................................      70%           96%                0%**
 * If certain expenses had not been assumed by Van Kampen,
   Total Return would have been lower and the ratios would
   have been as follows:
Ratio of Expenses to Average Net Assets.....................    1.09%         1.63%            45.97%
Ratio of Net Investment Income/Loss to Average Net Assets...     .93%          .31%           (40.74%)

** Non-Annualized

                                               See Notes to Financial Statements

 MONEY MARKET PORTFOLIO                                 PORTFOLIO OF INVESTMENTS

                               December 31, 1998
--------------------------------------------------------------------------------

                                                                                   Discount
 Par                                                                               Yield on
Amount                                                                 Maturity    Date of      Amortized
(000)    Description                                                     Date      Purchase       Cost
----------------------------------------------------------------------------------------------------------
         U.S. GOVERNMENT AGENCY OBLIGATIONS  35.8%
$ 800    Federal Home Loan Mortgage Corp. Discount Note..............  01/04/99       5.115%   $   799,663
2,000    Federal Home Loan Mortgage Corp. Discount Note..............  03/05/99       5.054      1,982,533
1,000    Federal Home Loan Mortgage Corp. Discount Note..............  03/15/99       5.033        989,922
1,355    Federal Home Loan Mortgage Corp. Discount Note..............  04/09/99       4.956      1,337,000
1,000    Federal National Mortgage Association Discount Note.........  01/08/99       5.115        999,018
1,500    Federal National Mortgage Association Discount Note.........  02/02/99       4.863      1,493,600
1,000    Federal National Mortgage Association Discount Note.........  02/05/99       5.085        995,119
1,000    Federal National Mortgage Association Discount Note.........  06/24/99       4.837        977,187
                                                                                               -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS..........................................      9,574,042
                                                                                               -----------
         CERTIFICATES OF DEPOSIT  9.0%
  800    Bank of Nova Scotia.........................................  01/22/99       5.100        800,020
  800    UBS Ag Stamford.............................................  01/05/99       5.290        799,995
  800    Westdeutsche Landesbank.....................................  01/21/99       5.110        800,020
                                                                                               -----------
         TOTAL CERTIFICATES OF DEPOSIT.....................................................      2,400,035
                                                                                               -----------
         COMMERCIAL PAPER  27.2%
  800    American General Finance Corp...............................  01/12/99       5.211        798,744
  800    Associates Corp. of North America...........................  03/08/99       5.150        792,579
  900    Coca-Cola Co................................................  02/08/99       5.149        895,155
  800    Commercial Credit Corp......................................  01/19/99       5.231        797,924
  800    Ford Motor Credit Co........................................  02/18/99       5.198        794,528
  800    General Electric Capital Corp...............................  02/12/99       5.301        795,119
  800    LaSalle National Bank.......................................  03/16/99       5.210        800,000
  800    Norwest Financial, Inc......................................  03/02/99       5.205        793,133
  800    Prudential Funding Corp.....................................  02/19/99       5.251        794,360
                                                                                               -----------
         TOTAL COMMERCIAL PAPER............................................................      7,261,542
                                                                                               -----------
         TIME DEPOSIT  3.0%
  800    FCC National Bank...........................................  01/25/99       5.090        800,000
                                                                                               -----------
         REPURCHASE AGREEMENTS  24.5%
         BankAmerica Securities ($2,530,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 12/31/98, to be sold on 01/04/99 at
         $2,531,377).......................................................................      2,530,000
         DLJ ($2,000,000 par collateralized by U.S. Government obligations in a pooled cash
         account, dated 12/31/98, to be sold on 01/04/99 at $2,001,000)....................      2,000,000
         Warburg Dillion Read ($2,000,000 par collateralized by U.S. Government obligations
         in a pooled cash account, dated 12/31/98, to be sold on 01/04/99 at $2,001,056)...      2,000,000
                                                                                               -----------
         TOTAL REPURCHASE AGREEMENTS.......................................................      6,530,000
                                                                                               -----------
TOTAL INVESTMENTS  99.5%...................................................................     26,565,619
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%................................................        144,058
                                                                                               -----------
NET ASSETS  100.0%.........................................................................    $26,709,677
                                                                                               ===========

                                               See Notes to Financial Statements

 MONEY MARKET PORTFOLIO                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost which approximates market,
  including repurchase agreements of $6,530,000.............  $26,565,619
Cash........................................................        4,908
Receivables:
  Portfolio Shares Sold.....................................      190,862
  Interest..................................................       40,818
Other.......................................................       47,222
                                                              -----------
    Total Assets............................................   26,849,429
                                                              -----------
LIABILITIES:
Payables:
  Audit.....................................................       10,500
  Investment Advisory Fee...................................        8,485
  Distributor and Affiliates................................        5,508
  Portfolio Shares Repurchased..............................          618
Trustees' Deferred Compensation and Retirement Plans........      106,443
Accrued Expenses............................................        8,198
                                                              -----------
    Total Liabilities.......................................      139,752
                                                              -----------
NET ASSETS..................................................  $26,709,677
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $26,709,716
Accumulated Distributions in Excess of Net Investment
  Income....................................................          (39)
                                                              -----------
NET ASSETS (Equivalent to $1.00 per share for 26,709,716
  shares outstanding).......................................  $26,709,677
                                                              ===========

                                               See Notes to Financial Statements

 MONEY MARKET PORTFOLIO                                  STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $1,192,023
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     108,585
Shareholder Services........................................      15,297
Audit.......................................................      14,646
Accounting..................................................      13,678
Shareholder Reports.........................................      13,249
Custody.....................................................      12,074
Trustees' Fees and Expenses.................................      11,757
Distributor and Affiliates..................................      11,536
Trustees' Deferred Compensation and Retirement Plans........      11,115
Legal.......................................................         917
Other.......................................................       1,586
                                                              ----------
    Total Expenses..........................................     214,440
    Less Fees Waived........................................      84,020
                                                              ----------
    Net Expenses............................................     130,420
                                                              ----------
NET INVESTMENT INCOME.......................................  $1,061,603
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,061,603
                                                              ==========

                                               See Notes to Financial Statements

 MONEY MARKET PORTFOLIO                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                             December 31, 1998   December 31, 1997
--------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................    $ 1,061,603         $ 1,057,585
                                                                -----------         -----------
Distributions from Net Investment Income....................     (1,061,807)         (1,057,591)
Distributions in Excess of Net Investment Income............            (39)                -0-
                                                                -----------         -----------
Distributions from and in Excess of Net Investment Income...     (1,061,846)         (1,057,591)
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........           (243)                 (6)
                                                                -----------         -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     31,396,945          22,688,459
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................      1,061,846           1,057,591
Cost of Shares Repurchased..................................    (25,489,643)        (23,571,207)
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........      6,969,148             174,843
                                                                -----------         -----------
TOTAL INCREASE IN NET ASSETS................................      6,968,905             174,837

NET ASSETS:
Beginning of the Period.....................................     19,740,772          19,565,935
                                                                -----------         -----------
End of the Period (Including accumulated undistributed net
  investment income of $(39) and $204, respectively)........    $26,709,677         $19,740,772
                                                                ===========         ===========

                                               See Notes to Financial Statements

 MONEY MARKET PORTFOLIO                                     FINANCIAL HIGHLIGHTS

   The following schedule presents financial highlights for one share of the
            Portfolio outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                           Year Ended December 31,
                                                                ----------------------------------------------
                                                                 1998      1997      1996      1995      1994
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                ------    ------    ------    ------    ------
Net Investment Income.......................................      .049      .049      .048     .0533     .0365
Less Distributions from Net Investment Income...............      .049      .049      .048     .0533     .0365
                                                                ------    ------    ------    ------    ------
Net Asset Value, End of the Period..........................    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                ======    ======    ======    ======    ======
Total Return*...............................................     5.02%     5.06%     4.89%     5.46%     3.71%
Net Assets at End of the Period (In millions)...............    $ 26.7    $ 19.7    $ 19.6    $ 21.6    $ 28.5
Ratio of Expenses to Average Net Assets*....................      .60%      .60%      .60%      .60%      .60%
Ratio of Net Investment Income to Average Net Assets*.......     4.88%     4.95%     4.78%     5.33%     3.63%
 * If certain expenses had not been assumed by Van Kampen,
   Total Return would have been lower and the ratios would
   have been as follows:
Ratio of Expenses to Average Net Assets.....................      .99%      .98%     1.29%      .93%      .87%
Ratio of Net Investment Income to Average Net Assets........     4.49%     4.57%     4.10%     5.00%     3.37%

                                               See Notes to Financial Statements

 MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO        PORTFOLIO OF INVESTMENTS

                               December 31, 1998
--------------------------------------------------------------------------------

                    Security Description                        Shares     Market Value
---------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS  96.9%
APARTMENTS  23.5%
Amli Residential Properties Trust...........................     52,500    $  1,168,125
Apartment Investment & Management Co., Class A..............     83,800       3,116,313
Archstone Communities Trust.................................    340,446       6,894,031
Avalonbay Communities, Inc..................................    281,800       9,651,650
Equity Residential Properties Trust.........................    145,554       5,885,840
Essex Property Trust, Inc...................................    252,000       7,497,000
Irvine Apartment Communities, Inc...........................    161,500       5,147,812
Pennsylvania Real Estate Investment.........................    185,900       3,613,431
Smith (Charles E.) Residential Realty, Inc..................    159,100       5,111,088
Summit Properties, Inc......................................     57,800         997,050
                                                                           ------------
                                                                             49,082,340
                                                                           ------------
DEVELOPMENT  3.7%
Atlantic Gulf Communities Corp. (a).........................    426,124         319,593
Atlantic Gulf Communities Corp. - Preferred Ser B
  (Convertible into 96,770 common shares) (a)...............     55,647         278,235
Atlantic Gulf Communities Corp. - Preferred Shares, 144A -
  Private Placement (a) (b).................................     79,420         397,100
Atlantic Gulf Communities Corp. Warrants, 37,098 shares
  Class A, B and C, expiring 06/23/04 (a)...................    111,294          41,735
Atlantic Gulf Communities Corp. Warrants, 74,352 shares
Class A, B and C, expiring 06/24/01, 144A - Private
Placement (a) (b)...........................................    223,056          83,646
Brookfield Properties Corp. (a).............................    530,800       6,518,224
Merry Land Properties, Inc. (a).............................     17,090          61,951
                                                                           ------------
                                                                              7,700,484
                                                                           ------------
HEALTHCARE FACILITIES  0.8%
Meditrust Corp..............................................     98,400       1,488,300

Omega Healthcare Investors, Inc.............................      7,600         229,425
                                                                           ------------
                                                                              1,717,725
                                                                           ------------
HOTEL & LODGING  4.5%
Candlewood Hotel Co., Inc. (a)..............................     81,400         427,350
Crestline Capital Corp. (a).................................     17,370         254,036
Host Marriott Corp. (a).....................................    173,700       2,399,232
Patriot American Hospitality, Inc...........................    322,700       1,936,200
Starwood Hotels and Resorts.................................    188,531       4,277,297
                                                                           ------------
                                                                              9,294,115
                                                                           ------------
MANUFACTURED HOME COMMUNITIES  8.0%
Chateau Communities, Inc. ..................................    428,438      12,558,589
Manufactured Home Communities, Inc. ........................     48,800       1,223,050
Sun Communities, Inc. ......................................     87,000       3,028,687
                                                                           ------------
                                                                             16,810,326
                                                                           ------------
OFFICE/INDUSTRIAL  31.0%
Arden Realty, Inc. .........................................    450,000      10,434,375
Beacon Capital Partners Inc., 144A - Private Placement (a)
(b).........................................................    271,300       5,426,000
Bedford Property Investors, Inc. ...........................     70,400       1,188,000
Boston Properties, Inc. ....................................      8,800         268,400
Brandywine Realty Trust.....................................    389,300       6,958,737
CarrAmerica Realty Corp. ...................................    211,300       5,071,200
Cornerstone Properties, Inc. ...............................      2,000          31,250
Crescent Real Estate Equities Trust.........................    199,700       4,593,100
Equity Office Properties Trust..............................    232,611       5,582,664
Great Lakes REIT, Inc. .....................................    391,600       6,143,225
Mack California Realty Corp.................................     24,100         744,088
Pacific Gulf Properties, Inc. ..............................    335,500       6,730,969
Prime Group Realty Trust....................................    323,600       4,894,450

                                               See Notes to Financial Statements

 MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO      PORTFOLIO OF INVESTMENTS
                                                      (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                    Security Description                        Shares     Market Value
---------------------------------------------------------------------------------------
OFFICE/INDUSTRIAL (CONTINUED)
ProLogis Trust..............................................      8,100    $    168,075
SL Green Realty Corp........................................     45,000         973,125
Spieker Properties, Inc. ...................................     29,400       1,017,975
Wellsford Real Properties, Inc., 144A - Private Placement
(a) (b).....................................................    447,242       4,612,183
                                                                           ------------
                                                                             64,837,816
                                                                           ------------
RESEARCH & MANAGEMENT  0.5%
Security Capital Group, Inc., Class B (a)...................     79,300       1,075,507
                                                                           ------------
SELF-STORAGE  6.3%
PS Business Parks Inc. .....................................    181,120       4,324,240
Public Storage, Inc. .......................................    154,500       4,181,156
Shurgard Storage Centers, Inc., Class A.....................    106,600       2,751,613
Storage Trust Realty........................................     76,800       1,795,200
                                                                           ------------
                                                                             13,052,209
                                                                           ------------
SHOPPING CENTERS  11.4%
Acadia Reality Trust (a)....................................     24,300         127,575
Burnham Pacific Properties, Inc. ...........................    629,400       7,592,137
Federal Realty Investment Trust.............................    322,200       7,611,975
First Washington Reality Trust, Inc. .......................     34,400         814,850
First Washington Realty Trust, Inc. - Preferred Ser A
(Convertible into 74,484 common shares).....................     58,100       1,724,844
Pan Pacific Retail Properties, Inc. ........................    144,400       2,878,975
Philips International Realty Corp. .........................      5,300          81,488
Ramco-Gershenson Properties Trust...........................      2,000          29,000
Regency Realty Corp. .......................................     60,600       1,348,350
Vornado Realty Trust........................................     48,700       1,643,625
                                                                           ------------
                                                                             23,852,819
                                                                           ------------
SHOPPING MALLS  7.2%
Simon Property Group, Inc...................................     72,200       2,057,700
Taubman Centers, Inc........................................    691,500       9,508,125
Urban Shopping Centers, Inc.................................    105,100       3,442,025
                                                                           ------------
                                                                             15,007,850
                                                                           ------------
TOTAL COMMON AND PREFERRED STOCKS  96.9%...............................     202,431,191
CONVERTIBLE CORPORATE OBLIGATIONS  1.0%
Brookfield Properties Corp. - Installment Receipts Representing
Subordinated Debenture ($2,262,000 par,
6.00% coupon, 02/14/07 maturity).......................................       2,001,304
                                                                           ------------
TOTAL LONG-TERM INVESTMENTS  97.9%
(Cost $211,957,641)....................................................     204,432,495
REPURCHASE AGREEMENT  0.6%
Warburg Dillon Read ($1,250,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 12/31/98,
to be sold on 01/04/99 at $1,250,660)
(Cost $1,250,000)......................................................       1,250,000
                                                                           ------------
TOTAL INVESTMENTS  98.5%
(Cost $213,207,641)....................................................     205,682,495
OTHER ASSETS IN EXCESS OF LIABILITIES  1.5%............................       3,148,219
                                                                           ------------
NET ASSETS  100.0%.....................................................    $208,830,714
                                                                           ============

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

                                               See Notes to Financial Statements

 MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO         STATEMENT OF ASSETS AND
                                  LIABILITIES

                               December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $213,207,641).......................  $205,682,495
Cash........................................................         2,759
Receivables:
  Dividends.................................................     1,971,297
  Investments Sold..........................................     1,482,599
  Portfolio Shares Sold.....................................       295,486
  Interest..................................................        45,737
Unamortized Organizational Costs............................         2,050
                                                              ------------
      Total Assets..........................................   209,482,423
                                                              ------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................       382,872
  Investment Advisory Fee...................................       178,005
  Distributor and Affiliates................................        13,097
Trustees' Deferred Compensation and Retirement Plans........        30,797
Accrued Expenses............................................        46,938
                                                              ------------
      Total Liabilities.....................................       651,709
                                                              ------------
NET ASSETS..................................................  $208,830,714
                                                              ============
NET ASSETS CONSIST OF:
Capital.....................................................  $211,310,668
Accumulated Undistributed Net Investment Income.............    11,817,690
Accumulated Net Realized Loss...............................    (6,772,498)
Net Unrealized Depreciation.................................    (7,525,146)
                                                              ------------
NET ASSETS..................................................  $208,830,714
                                                              ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $208,830,714 and 15,178,156 shares
    of beneficial interest issued and outstanding)..........  $      13.76
                                                              ============

                                               See Notes to Financial Statements

 MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO         STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends...................................................  $ 14,073,807
Interest....................................................       470,774
                                                              ------------
      Total Income..........................................    14,544,581
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,511,823
Accounting..................................................        73,548
Trustees' Fees and Expenses.................................        16,900
Shareholder Services........................................        16,390
Custody.....................................................        14,176
Legal.......................................................         9,430
Amortization of Organizational Costs........................         1,365
Other.......................................................        64,785
                                                              ------------
      Total Expenses........................................     2,708,417
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 11,836,164
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (6,375,125)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    31,073,264
  End of the Period:
    Investments.............................................    (7,525,146)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (38,598,410)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(44,973,535)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(33,137,371)
                                                              ============

                                               See Notes to Financial Statements

 MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO     STATEMENT OF CHANGES IN NET
                                                     ASSETS

                 For the Years Ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                             December 31, 1998   December 31, 1997
--------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $ 11,836,164        $  7,766,948
Net Realized Gain/Loss......................................     (6,375,125)         28,792,309
Net Unrealized Appreciation/Depreciation During the
  Period....................................................    (38,598,410)          9,027,199
                                                               ------------        ------------
Change in Net Assets from Operations........................    (33,137,371)         45,586,456
                                                               ------------        ------------
Distributions from Net Investment Income....................       (453,855)         (7,660,430)
Distributions from Net Realized Gain........................     (4,452,811)        (25,295,317)
                                                               ------------        ------------
Total Distributions.........................................     (4,906,666)        (32,955,747)
                                                               ------------        ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........    (38,044,037)         12,630,709
                                                               ------------        ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     88,276,432         275,023,739
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................      4,906,666          32,953,898
Cost of Shares Repurchased..................................   (145,715,375)       (188,685,072)
                                                               ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........    (52,532,277)        119,292,565
                                                               ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................    (90,576,314)        131,923,274
NET ASSETS:
Beginning of the Period.....................................    299,407,028         167,483,754
                                                               ------------        ------------
End of the Period (Including accumulated undistributed net
  investment income of $11,817,690
  and $435,381, respectively)...............................   $208,830,714        $299,407,028
                                                               ============        ============

                                               See Notes to Financial Statements

 MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO            FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Portfolio outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                     July 3, 1995
                                                                                                     (Commencement
                                                                  Year Ended December 31,            of Investment
                                                            -----------------------------------     Operations) to
                                                             1998          1997          1996      December 31, 1995
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period................... $15.846       $14.784       $ 10.74         $ 10.00
                                                            -------       -------       -------         -------
  Net Investment Income....................................    .781          .464          .217             .20
  Net Realized and Unrealized Gain/Loss....................  (2.597)        2.617         4.117           .6325
                                                            -------       -------       -------         -------
Total from Investment Operations...........................  (1.816)        3.081         4.334           .8325
                                                            -------       -------       -------         -------
Less:
  Distributions from Net Investment Income.................    .025          .470          .199           .0925
  Distributions from Net Realized Gain.....................    .246         1.549          .091             -0-
                                                            -------       -------       -------         -------
Total Distributions........................................    .271         2.019          .290           .0925
                                                            -------       -------       -------         -------
Net Asset Value, End of the Period......................... $13.759       $15.846       $14.784         $ 10.74
                                                            =======       =======       =======         =======
Total Return*.............................................. (11.62%)       21.47%        40.53%         8.35%**
Net Assets at End of the Period (In millions).............. $ 208.8       $ 299.4       $ 167.5         $   8.6
Ratio of Expenses to Average Net Assets*...................   1.08%         1.07%         1.10%           2.50%
Ratio of Net Investment Income to Average Net Assets*......   4.72%         3.42%         5.06%           3.75%
Portfolio Turnover.........................................    110%          177%           84%           85%**
 * If certain expenses had not been assumed by Van Kampen,
   Total Return would have been lower and the ratios would
   have been as follows:
Ratio of Expenses to Average Net Assets....................     N/A           N/A         1.27%           2.90%
Ratio of Net Investment Income to Average Net Assets.......     N/A           N/A         4.89%           3.36%

** Non-Annualized

N/A = Not Applicable

                                               See Notes to Financial Statements

 STRATEGIC STOCK PORTFOLIO                              PORTFOLIO OF INVESTMENTS

                               December 31, 1998
--------------------------------------------------------------------------------

                          Description                           Shares   Market Value
  -----------------------------------------------------------------------------------
  COMMON STOCKS  98.1%
  CONSUMER DISTRIBUTION  6.9%
  Limited, Inc................................................  13,490   $   392,896
  May Department Stores Co....................................  10,620       641,183
  SUPERVALU, Inc..............................................   4,410       123,480
  SYSCO Corp..................................................  11,810       324,037
                                                                         -----------
                                                                           1,481,596
                                                                         -----------
  CONSUMER DURABLES  18.2%
  DaimlerChrysler, AG.........................................   3,491       335,354
  Eastman Kodak Co............................................  12,770       919,440
  General Motors Corp.........................................  14,740     1,054,832
  Genuine Parts Co............................................  25,820       863,356
  Goodyear Tire & Rubber Co...................................   2,010       101,379
  Maytag Corp.................................................   2,950       183,638
  Newell Co...................................................  10,530       434,363
                                                                         -----------
                                                                           3,892,362
                                                                         -----------
  CONSUMER NON-DURABLES  13.9%
  AMP, Inc....................................................  12,690       660,672
  Anheuser-Busch Cos., Inc....................................   5,660       371,437
  Avon Products, Inc..........................................   5,610       248,243
  Campbell Soup Co............................................   3,690       202,950
  Clorox Co...................................................   1,460       170,546
  H. J. Heinz Co..............................................   2,300       130,238
  Philip Morris Cos., Inc.....................................  22,290     1,192,515
                                                                         -----------
                                                                           2,976,601
                                                                         -----------
  ENERGY  11.9%
  Amoco Corp..................................................   3,100       187,162
  Chevron Corp................................................  12,070     1,001,056
  Exxon Corp..................................................  13,980     1,022,288
  Mobil Corp..................................................   1,910       166,409
  Tidewater, Inc..............................................   1,610        37,332
  USX -- Marathon Group.......................................   4,640       139,780
                                                                         -----------
                                                                           2,554,027
                                                                         -----------
  FINANCE  4.3%
  JP Morgan & Co., Inc........................................   8,780       922,449
                                                                         -----------
  HEALTHCARE  5.8%
  Abbott Laboratories, Inc....................................  11,150       546,349
  American Home Products Corp.................................  12,410       698,837
                                                                         -----------
                                                                           1,245,186
                                                                         -----------
  PRODUCER MANUFACTURING  13.6%
  Caterpillar, Inc............................................  13,960       642,160
  Deere & Co..................................................  10,570       350,131
  Fluor Corp..................................................   7,190       306,024
  Milacron, Inc...............................................   5,980       115,115
  Minnesota Mining & Manufacturing Co.........................  12,010       854,211
  Parker-Hannifin Corp........................................   8,990       294,423
  Textron, Inc................................................   4,560       346,275
                                                                         -----------
                                                                           2,908,339
                                                                         -----------

                                               See Notes to Financial Statements

 STRATEGIC STOCK PORTFOLIO                  PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1998
--------------------------------------------------------------------------------

                          Description                           Shares   Market Value
  -----------------------------------------------------------------------------------
  RAW MATERIALS/PROCESSING INDUSTRIES  11.0%
  Air Products & Chemicals, Inc...............................  11,140   $   445,599
  E. I. Du Pont de Nemours & Co...............................  11,060       586,871
  International Paper Co......................................  18,280       819,173
  PPG Industries, Inc.........................................   1,180        68,735
  Sherwin-Williams Co.........................................  11,620       341,338
  Union Carbide Corp..........................................   1,910        81,175
                                                                         -----------
                                                                           2,342,891
                                                                         -----------
  TECHNOLOGY  3.3%
  General Dynamics Corp.......................................   5,800       340,025
  Harris Corp.................................................  10,130       371,011
                                                                         -----------
                                                                             711,036
                                                                         -----------
  TRANSPORTATION  0.6%
  Norfolk Southern Corp.......................................   4,340       137,524
                                                                         -----------
  UTILITIES  8.6%
  AT&T Corp...................................................  10,990       826,997
  Bell Atlantic Corp..........................................   2,690       152,826
  BellSouth Corp..............................................   4,220       210,473
  SBC Communications, Inc.....................................  11,980       642,428
                                                                         -----------
                                                                           1,832,724
                                                                         -----------
  TOTAL LONG-TERM INVESTMENTS  98.1%
      (Cost $19,786,130)..............................................    21,004,735
  REPURCHASE AGREEMENT  2.6%
  Warburg Dillon Read ($550,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 12/31/98, to be sold on
  01/04/99 at $550,290)
    (Cost $550,000)...................................................       550,000
                                                                         -----------
  TOTAL INVESTMENTS  100.7%
    (Cost $20,336,130)................................................    21,554,735
  LIABILITIES IN EXCESS OF OTHER ASSETS  (0.7%).......................      (145,879)
                                                                         -----------
  NET ASSETS  100.0%..................................................   $21,408,856
                                                                         -----------

                                               See Notes to Financial Statements

 STRATEGIC STOCK PORTFOLIO                   STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $20,336,130)........................  $21,554,735
Cash........................................................        3,690
Receivables:
  Dividends.................................................       40,726
  Portfolio Shares Sold.....................................        8,083
  Expense Reimbursement by Adviser..........................        6,697
Unamortized Organizational Costs............................       30,750
                                                              -----------
      Total Assets..........................................   21,644,681
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................      201,124
  Distributor and Affiliates................................        6,723
  Portfolio Shares Repurchased..............................           71
Accrued Expenses............................................       21,226
Trustees' Deferred Compensation and Retirement Plans........        6,681
                                                              -----------
      Total Liabilities.....................................      235,825
                                                              -----------
NET ASSETS..................................................  $21,408,856
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $19,933,653
Net Unrealized Appreciation.................................    1,218,605
Accumulated Undistributed Net Investment Income.............      228,802
Accumulated Net Realized Gain...............................       27,796
                                                              -----------
NET ASSETS..................................................  $21,408,856
                                                              ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $21,408,856 and 1,794,237 shares
    of beneficial interest issued and outstanding)..........  $     11.93
                                                              ===========

                                               See Notes to Financial Statements

 STRATEGIC STOCK PORTFOLIO                               STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends...................................................  $  278,342
Interest....................................................      24,590
                                                              ----------
    Total Income............................................     302,932
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................      56,672
Accounting..................................................      17,468
Audit.......................................................      16,890
Reports to Shareholders.....................................      13,816
Trustees' Fees and Expenses.................................       9,485
Amortization of Organizational Costs........................       9,250
Custody.....................................................       8,535
Shareholder Services........................................       8,495
Legal.......................................................       1,239
Other.......................................................       1,011
                                                              ----------
    Total Expenses..........................................     142,861
    Less Fees Waived and Expenses Reimbursed ($56,672 and
     $12,100, respectively).................................      68,772
                                                              ----------
    Net Expenses............................................      74,089
                                                              ----------
NET INVESTMENT INCOME.......................................  $  228,843
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $   27,796
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................       6,835
  End of the Period:
    Investments.............................................   1,218,605
                                                              ----------
Net Unrealized Appreciation During the Period...............   1,211,770
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $1,239,566
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,468,409
                                                              ==========

                                               See Notes to Financial Statements

 STRATEGIC STOCK PORTFOLIO                    STATEMENT OF CHANGES IN NET ASSETS

      For the Year Ended December 31, 1998 and the Period November 3, 1997
          (Commencement of Investment Operations) to December 31, 1997
--------------------------------------------------------------------------------

                                                                Year Ended         Period Ended
                                                             December 31, 1998   December 31, 1997
--------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................    $   228,843         $     6,576
Net Realized Gain...........................................         27,796                 -0-
Net Unrealized Appreciation During the Period...............      1,211,770               6,835
                                                                -----------         -----------
Change in Net Assets from Operations........................      1,468,409              13,411
Distributions from Net Investment Income....................         (6,617)                -0-
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      1,461,792              13,411
                                                                -----------         -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     19,135,086           2,312,791
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................          6,375                 -0-
Cost of Shares Purchased....................................     (1,720,599)                -0-
                                                                -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     17,420,862           2,312,791
                                                                -----------         -----------
TOTAL INCREASE IN NET ASSETS................................     18,882,654           2,326,202
NET ASSETS:
Beginning of the Period.....................................      2,526,202             200,000
                                                                -----------         -----------
End of Period (Including accumulated undistributed net
  investment income of $228,802 and $6,576, respectively)...    $21,408,856         $ 2,526,202
                                                                ===========         ===========

                                               See Notes to Financial Statements

 STRATEGIC STOCK PORTFOLIO                                  FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Portfolio outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                    November 3, 1997
                                                                                      (Commencement
                                                                                      of Investment
                                                                Year Ended           Operations) to
                                                             December 31, 1998      December 31, 1997
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................      $10.245                $10.000
                                                                  -------                -------
  Net Investment Income.....................................         .113                   .027
  Net Realized and Unrealized Gain..........................        1.586                   .218
                                                                  -------                -------
Total from Investment Operations............................        1.699                   .245
Less Distributions from Net Investment Income...............         .012                    -0-
                                                                  -------                -------
Net Asset Value, End of the Period..........................      $11.932                $10.245
                                                                  =======                =======
Total Return*...............................................       16.51%                  2.45%**
Net Assets at End of the Period (In millions)...............      $  21.4                $   2.5
Ratio of Expenses to Average Net Assets*....................         .65%                   .61%
Ratio of Net Investment Income to Average Net Assets*.......        2.01%                  2.67%
Portfolio Turnover..........................................          10%                     0%**
 * If certain expenses had not been assumed by Van Kampen,
   Total Return would have been lower and the ratios would
   have been as follows:
Ratio of Expenses to Average Net Assets.....................        1.25%                  2.59%
Ratio of Net Investment Income to Average Net Assets........        1.41%                   .68%

** Non-Annualized

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1998
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company comprised of ten Portfolios: Asset Allocation Portfolio ("Asset Allocation"), Domestic Income Portfolio ("Domestic"), Emerging Growth Portfolio ("Emerging Growth"), Enterprise Portfolio ("Enterprise"), Global Equity Portfolio ("Global Equity"), Government Portfolio ("Government"), Growth and Income Portfolio ("Growth and Income"), Money Market Portfolio ("Money Market"), Morgan Stanley Real Estate Securities Portfolio ("Real Estate") and Strategic Stock Portfolio ("Strategic Stock") (collectively the "Portfolios"). Each Portfolio is accounted for as a separate entity.

       The goals of the Portfolios are as follows: Asset Allocation seeks a high total investment return consistent with prudent risk; Domestic seeks income as its primary objective and capital appreciation as a secondary objective; Emerging Growth seeks capital appreciation by investing principally in common stocks of small and medium sized companies; Enterprise seeks capital appreciation by investing principally in common stocks; Global Equity seeks long-term growth of capital through an internationally diversified portfolio of equity securities of any nation, including the United States; Government seeks high current return consistent with preservation of capital; Growth and Income seeks long-term growth of capital and income by investing primarily in income-producing equity securities including common stocks and convertible securities; Money Market seeks protection of capital and high current income by investing in short-term money market instruments; Real Estate seeks long-term growth of capital by investing principally in securities of companies operating in the real estate industry; and Strategic Stock seeks an above average total return consistent with the preservation of invested capital, by investing primarily in a portfolio of dividend paying equity securities included in the Dow Jones Industrial Average or the Morgan Stanley Capital International USA Index.

       The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where prices or quotations are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. The security valuation methodology, for fixed income investments and unlisted securities and listed securities for which the last sales price is not available, was changed in 1998 from bid side pricing to the mean of the bid and asked prices. The impact of the change, which was not considered material, is included as a component of the change in unrealized appreciation/depreciation for the year ended December 31, 1998. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost. For Money Market, all investments are valued at amortized cost.

       Domestic's investments include lower rated and unrated debt securities which may be more susceptible to a decline in value due to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's ability to meet principal and interest payments. Debt securities rated below investment grade and comparable unrated securities represented approximately 28% of Domestic's net assets at December 31, 1998.

                               December 31, 1998
--------------------------------------------------------------------------------

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolios may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolios will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

       The Portfolios may invest in repurchase agreements which are short-term investments in which the Portfolios acquire ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolios may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolios will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolios.

C. INCOME AND EXPENSES--Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are amortized over the expected life of each applicable security. Premiums on debt securities are not amortized.

D. ORGANIZATIONAL COSTS--Emerging Growth, Global Equity and Real Estate have reimbursed Van Kampen Funds Inc. or its affiliates (collectively "Van Kampen") for costs incurred in connection with each Portfolio's organization in the amount of $6,828 per Portfolio. These costs are being amortized on a straight line basis over the 60 month period ending July 2, 2000. The Adviser has agreed that in the event any of the initial shares of the Portfolios originally purchased by Van Kampen are redeemed during the amortization period, the Portfolios will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES--It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

       Each Portfolio intends to utilize provisions of the federal income tax laws which allow each Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. The following table presents the capital loss carryforward at December 31, 1998 along with its expiration dates. The table also presents the identified cost of investments, including foreign currencies, at December 31, 1998 for federal income tax purposes with the associated gross unrealized

                               December 31, 1998
--------------------------------------------------------------------------------

appreciation, gross unrealized depreciation and net unrealized appreciation/ depreciation on investments and foreign currency.

                                   ASSET                       EMERGING                       GLOBAL
                                ALLOCATION      DOMESTIC        GROWTH       ENTERPRISE       EQUITY
-------------------------------------------------------------------------------------------------------
Realized capital loss
  carryforward................           --    $ 1,171,850    $ 1,676,588             --    $     5,428
Expiration dates of
  capital loss
  carryforward................           --      1999-2006      2004-2006             --           2006
Amount expiring on
  12/31/99....................           --    $   409,491             --             --             --
Identified cost...............  $53,021,192    $17,035,970    $24,251,612    $79,388,485    $ 2,532,710
Gross unrealized
  appreciation................    9,195,173        958,568     10,403,408     44,478,452      1,058,770
Gross unrealized
  depreciation................      523,508        267,368        311,896        855,580        183,626
Net unrealized
  appreciation/depreciation...    8,671,665        691,200     10,091,512     43,622,872        875,144

                                                 GROWTH
                                                   AND           MONEY           REAL         STRATEGIC
                                GOVERNMENT       INCOME         MARKET          ESTATE          STOCK
--------------------------------------------------------------------------------------------------------
Realized capital loss
  carryforward................  $ 7,323,324    $   289,636    $     1,725    $  3,603,556             --
Expiration dates of
  capital loss
  carryforward................    2000-2004           2006      2003-2006            2006             --
Amount expiring on
  12/31/99....................           --             --             --              --             --
Identified cost...............  $69,076,232    $28,113,046    $26,565,619    $215,307,454    $20,369,570
Gross unrealized
  appreciation................    1,892,183      4,867,800             --       7,976,805      2,089,399
Gross unrealized
  depreciation................       88,509        737,808             --      17,601,764        904,234
Net unrealized
  appreciation/depreciation...    1,803,674      4,129,992             --      (9,624,959)     1,185,165

       Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year and the deferral of losses for tax purposes resulting from wash sales.

F. DISTRIBUTION OF INCOME AND GAINS--Money Market declares dividends from net investment income and net realized gain/loss on each business day. Asset Allocation, Domestic, Emerging Growth, Enterprise, Global Equity, Government, Growth and Income, Real Estate and Strategic Stock declare dividends from net investment income and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on option and futures transactions. All short-term capital gains and a portion of option and futures gains are included in ordinary income for tax purposes.

                               December 31, 1998
--------------------------------------------------------------------------------

       For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 1998.

                                                             20% RATE GAIN
                              PORTFOLIO                      DISTRIBUTION
          ----------------------------------------------------------------
          Asset Allocation..................................    $1,045,830
          Enterprise........................................       778,167
          Real Estate.......................................     1,553,350

       Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and for federal income tax purposes, the amount of distributable net investment income may differ between book and federal income tax purposes for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods. The following permanent differences between book and tax basis reporting for the 1998 fiscal year have been identified and appropriately reclassified.

                                             ASSET                        EMERGING    GLOBAL
                                           ALLOCATION      DOMESTIC        GROWTH     EQUITY     GOVERNMENT
------------------------------------------------------------------------------------------------------------------
Accumulated Undistributed Net Investment
  Income.................................   $1,091 (b)   $(25,606)(b)    $ 32,565 (d)  $ 2,780 (a)  $   16,566(b)
Accumulated Net Realized Gain/Loss.......   (1,091)(b)    186,371 (b)(c)       --       (2,780)(a)   1,598,775(b)(c)
Capital..................................       --       (160,765)(c)     (32,565)(d)       --      (1,615,341)(c)

(a) For federal income tax purposes, realized gains and losses on transactions in foreign currencies are included as ordinary income. These realized gains and losses are included in net realized gain/loss for financial reporting purposes and have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income.

(b) Accretion of market discounts on bonds and paydowns of mortgage pool obligations are recognized as ordinary income/loss for federal income tax purposes but as realized gains or losses for book purposes. These permanent differences have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income.

(c) At December 31, 1998, all or a portion of capital loss carryforward expired creating a permanent difference between book and tax basis reporting. These items have been reclassified from accumulated net realized loss to capital.

(d) A permanent difference related to a net operating loss has been reclassified from accumulated undistributed net investment income to capital.

G. FOREIGN CURRENCY TRANSLATION--The market values of foreign securities, forward currency exchange contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Standard Time. The cost of securities is determined using historical exchange rates. Income and expenses are translated at prevailing exchange rates when accrued or incurred. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions.

                               December 31, 1998
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly based upon the average daily net assets as follows:

----------------------------------------------------------------
Asset Allocation, Domestic, Enterprise, Government
and Money Market (based upon their combined net assets)
     First $500 million.................................    .50%
     Next $500 million..................................    .45%
     Over $1 billion....................................    .40%
     (The resulting fee is prorated to each of these
Portfolios based upon
     their respective average daily net assets.)
Emerging Growth.........................................    .70%
Global Equity...........................................   1.00%
Growth and Income
     First $500 million.................................    .60%
     Over $500 million..................................    .55%
Real Estate.............................................   1.00%
Strategic Stock.........................................    .50%

       In relation to Global Equity and Real Estate, the Adviser has entered into subadvisory agreements, dated April 1, 1997 and October 1, 1998, respectively, with Morgan Stanley Dean Witter Investment Management Inc. (the "Subadviser") to provide advisory services to these Portfolios and the Adviser with respect to these Portfolios' investments. For these services, the Adviser pays 50% of its advisory fees to the Subadviser.

       Under the terms of the advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of Asset Allocation, Domestic, Enterprise, Government or Money Market, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolios for all expenses as a percent of average daily net assets in excess of the following:

----------------------------------------------------------------
Asset Allocation, Domestic, Enterprise, Government and
Money Market............................................    .60%
Emerging Growth.........................................    .85%
Global Equity...........................................   1.20%
Growth and Income.......................................    .75%
Real Estate.............................................   1.10%
Strategic Stock.........................................    .65%

                               December 31, 1998
--------------------------------------------------------------------------------

       Other transactions with affiliates during the year ended December 31, 1998 were as follows:

                                    ASSET                 EMERGING                GLOBAL
                                  ALLOCATION   DOMESTIC    GROWTH    ENTERPRISE   EQUITY
-----------------------------------------------------------------------------------------
Accounting.......................  $33,100     $23,600    $22,900     $42,800     $38,100
Shareholder servicing agent's
  fees...........................   14,600      14,500     14,600      14,700      14,600
Legal (Skadden Arps).............    2,600       1,200        200       1,800         100

                                               GROWTH
                                                 AND      MONEY     REAL     STRATEGIC
                                  GOVERNMENT   INCOME    MARKET    ESTATE      STOCK
--------------------------------------------------------------------------------------
Accounting.......................  $32,700     $24,500   $25,200   $73,500    $17,500
Shareholder servicing agent's
  fees...........................   14,300      14,900    14,600    14,500      7,600
Legal (Skadden Arps).............    3,100         600       900     9,400      1,200

       Accounting services are provided by Van Kampen at cost. Van Kampen Investor Services Inc. ("VKIS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolios. Beginning in 1998, the transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive benchmarks. Legal services are provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Portfolios, of which a trustee of the Portfolios is an affiliated person.

       Certain officers and trustees of the Portfolios are also officers and directors of Van Kampen. The Portfolios do not compensate their officers or trustees who are officers of Van Kampen.

       The Portfolios provide deferred compensation and retirement plans for their trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500 per portfolio.

       At December 31, 1998, Van Kampen owned 10 shares of Emerging Growth, 95,241 shares of Global Equity, 51,021 shares of Growth and Income, 10 shares of Real Estate, and 20,000 shares of Strategic Stock.

3. CAPITAL TRANSACTIONS

The Portfolios have outstanding shares of beneficial interest with a par value of $.01 per share. There are an unlimited number of shares authorized.

                               December 31, 1998
--------------------------------------------------------------------------------

       For the year ended December 31, 1998, share transactions were as follows:

                             ASSET                     EMERGING                      GLOBAL
                           ALLOCATION     DOMESTIC      GROWTH       ENTERPRISE      EQUITY
----------------------------------------------------------------------------------------------
Beginning Shares..........   5,314,563    2,084,276      637,815      5,452,063        270,266
Sales.....................     330,901      719,808    1,341,978      1,178,203         64,891
Dividend Reinvestment.....     153,034        5,259          260         59,530          2,004
Repurchases...............  (1,206,541)    (760,734)    (502,294)    (1,170,972)       (83,467)
                           -----------  -----------  -----------    -----------     ----------
Ending Shares.............   4,591,957    2,048,609    1,477,759      5,518,824        253,694
                           ===========  ===========  ===========    ===========     ==========
Capital at 12/31/98....... $44,946,853  $17,202,927  $25,032,872    $70,347,091     $2,502,119
                           ===========  ===========  ===========    ===========     ==========

                                        GROWTH AND       MONEY           REAL          STRATEGIC
                          GOVERNMENT      INCOME         MARKET         ESTATE           STOCK
-------------------------------------------------------------------------------------------------
Beginning Shares.........  5,892,077      966,202     19,740,568       18,894,267        246,576
Sales....................  1,196,357    1,366,787     31,396,945        6,057,194      1,699,551
Dividend Reinvestment....     58,944        1,387      1,061,846          326,458            557
Repurchases.............. (1,200,104)    (108,731)   (25,489,643)     (10,099,763)      (152,447)
                          ----------   ----------    -----------     ------------    -----------
Ending Shares............  5,947,274    2,225,645     26,709,716       15,178,156      1,794,237
                          ==========   ==========    ===========     ============    ===========
Capital at 12/31/98...... 60,130,308   28,125,068    $26,709,716     $211,310,668    $19,933,653
                          ==========   ==========    ===========     ============    ===========

       At December 31, 1998, with the exception of Van Kampen's ownership of shares of certain portfolios, two insurance companies or their separate accounts were record owners of all but a de minimus number of the shares of each Portfolio.

       For the year ended December 31, 1997, share transactions were as follows:

                             ASSET                     EMERGING                        GLOBAL
                           ALLOCATION    DOMESTIC       GROWTH        ENTERPRISE       EQUITY
-----------------------------------------------------------------------------------------------
Beginning Shares..........  5,633,242     2,472,121      379,065       5,214,950       215,901
Sales.....................    223,088       659,893      559,402         869,947       116,532
Dividend Reinvestment.....    754,688       165,298          -0-         810,210        32,495
Repurchases............... (1,296,455)   (1,213,036)    (300,652)     (1,443,044)      (94,662)
                          -----------   -----------  -----------    ------------    ----------
Ending Shares.............  5,314,563     2,084,276      637,815       5,452,063       270,266
                          ===========   ===========  ===========    ============    ==========
Capital at 12/31/97.......$53,888,909   $17,644,290  $ 8,818,482    $ 68,610,247    $2,701,945
                          ===========   ===========  ===========    ============    ==========

                                         GROWTH AND       MONEY            REAL        STRATEGIC
                           GOVERNMENT      INCOME         MARKET          ESTATE         STOCK
-------------------------------------------------------------------------------------------------
Beginning Shares..........   6,606,459        50,000     19,565,725      11,328,283        20,000
Sales.....................     302,118       901,291     22,688,459      17,318,837       226,576
Dividend Reinvestment.....     384,650        16,456      1,057,591       2,157,294           -0-
Repurchases...............  (1,401,150)       (1,545)   (23,571,207)    (11,910,147)          -0-
                           -----------   -----------   ------------    ------------    ----------
Ending Shares.............   5,892,077       966,202     19,740,568      18,894,267       246,576
                           ===========   ===========   ============    ============    ==========
Capital at 12/31/97....... $61,104,562   $11,202,241   $ 19,740,568    $263,842,945    $2,512,791
                           ===========   ===========   ============    ============    ==========

                               December 31, 1998
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, including principal paydowns and excluding forward commitment transactions and short-term investments, were:

                                                                                                        GROWTH
                         ASSET                    EMERGING                    GLOBAL                      AND           REAL
                      ALLOCATION     DOMESTIC      GROWTH      ENTERPRISE     EQUITY    GOVERNMENT      INCOME         ESTATE
--------------------------------------------------------------------------------------------------------------------------------
Purchases............ $52,264,021   $8,694,540   $31,735,818   $86,162,741   $ 86,783   $57,453,273   $28,694,756   $267,958,559
Sales................  60,256,549    7,610,889    16,053,406    86,566,763    308,616    55,194,280    13,416,283    299,334,436


                        STRATEGIC
                          STOCK
---------------------  -----------
Purchases............  $18,505,816
Sales................    1,075,078

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

       The Portfolios have a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolios against possible changes in the market value of its portfolio, manage the Portfolio's effective yield, foreign currency exposure, maturity and duration or to generate potential gain. All of the Portfolios' holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures or forward contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures or forward contract.

       Summarized below are the specific types of derivative financial instruments used by the Portfolios.

A. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The fixed income Portfolios generally invest in futures on U.S. Treasury Bonds and Notes. The equity Portfolios generally invest in S&P 500 Index Futures. Upon entering into futures contracts, the Portfolios maintain, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

       Transactions in futures contracts for the year ended December 31, 1998, were as follows:

                                                            NUMBER OF CONTRACTS
                                                      -------------------------------
                                                      GOVERNMENT    GROWTH AND INCOME
-------------------------------------------------------------------------------------
Outstanding at December 31, 1997.....................       98              -0-
Futures Opened.......................................    1,912               14
Futures Closed.......................................   (1,856)              (9)
                                                        ------           ------
Outstanding at December 31, 1998.....................      154                5
                                                        ======           ======

                               December 31, 1998
--------------------------------------------------------------------------------

       The futures contracts outstanding at December 31, 1998, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                           UNREALIZED
                                                             NUMBER OF    APPRECIATION/
                                                             CONTRACTS    DEPRECIATION
---------------------------------------------------------------------------------------
GOVERNMENT
  LONG CONTRACTS
     U.S. Treasury Bonds--March 1999
       (Current notional value of $127,781 per contract)....     60          $(8,871)
  SHORT CONTRACTS
     5-year U.S. Treasury Notes--March 1999
       (Current notional value of $113,344 per contract)....     24            8,241
     10-year U.S. Treasury Notes--March 1999
       (Current notional value of $119,156 per contract)....     70           26,468
                                                                ---          -------
                                                                154          $25,838
                                                                ===          =======
GROWTH AND INCOME
  LONG CONTRACTS
     S&P 500 Index Futures -- March 1999
       (Current notional value of $311,375 per contract)....      5          $52,417
                                                                ===          =======

B. FORWARD COMMITMENTS--Domestic, Global Equity, Government and Real Estate may trade certain securities under the terms of forward commitments, whereby the settlement for payment and delivery occurs at a specified future date. Forward commitments are privately negotiated transactions between the Portfolio and dealers. Upon executing a forward commitment and during the period of obligation, the Portfolio maintains collateral of cash or securities in a segregated account with its custodian in an amount sufficient to relieve the obligation. If the intent of the Portfolio is to accept delivery of a security traded under a forward bond purchase commitment, the commitment is recorded as a long-term purchase. For forward bond purchase commitments for which security settlement is not intended by the Portfolio, changes in the value of the commitment are recognized by marking the commitment to market on a daily basis with changes in value reflected as a component of unrealized appreciation/depreciation. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forwards. Purchasing securities on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. During the term of the commitment, the Portfolio may sell the forward commitment and enter into a new forward commitment, the effect of which is to extend the settlement date. In addition, the Portfolio may occasionally close such forward commitments prior to delivery. Risks may arise as a result of the potential liability of the counterparties to meet the terms of their contracts. The Portfolio's market exposure from these positions is equal to the Current Value noted below.

                               December 31, 1998
--------------------------------------------------------------------------------

       The forward bond commitments outstanding as of December 31, 1998 for which settlement is not intended, and the description and unrealized appreciation are as follows:

PAR AMOUNT                                                    CURRENT       UNREALIZED
  (000)                       DESCRIPTION                      VALUE       APPRECIATION
---------------------------------------------------------------------------------------
GOVERNMENT
  LONG CONTRACTS
     $2,000 FNMA 15 Yr Jan Dwarf Forward, 6.000%, 05/01/08
      maturity..............................................  $2,005,000    $       625
                                                                            ===========

       The forward currency contracts outstanding as of December 31, 1998 are as follows:

                                                                               UNREALIZED
                                                                CURRENT       APPRECIATION/
DESCRIPTION                                                      VALUE        DEPRECIATION
-------------------------------------------------------------------------------------------
GLOBAL EQUITY
  LONG CONTRACTS
  Japanese Yen, 3,590,501 expiring 01/11/99.................    $ 31,807        $   577
  Japanese Yen, 3,017,000 expiring 01/19/99.................      26,755            677
  Japanese Yen, 3,565,000 expiring 02/04/99.................      31,681            793
  Japanese Yen, 924,400 expiring 02/08/99...................       8,219            208
  Japanese Yen, 2,029,885 expiring 02/26/99.................      18,092            500
  Singapore Dollar, 33,000 expiring 03/08/99................      20,108            (61)
                                                                --------         ------
                                                                $136,662          2,694
                                                                ========         ------
  SHORT CONTRACTS
  Japanese Yen, 3,590,500 expiring 01/11/99.................    $ 31,807         (1,807)
  Japanese Yen, 3,017,000 expiring 01/19/99.................      26,755           (701)
  Japanese Yen, 3,565,000 expiring 02/04/99.................      31,681           (178)
  Japanese Yen, 924,400 expiring 02/08/99...................       8,219           (219)
  Japanese Yen, 2,029,885 expiring 02/26/99.................      18,092         (1,102)
  Singapore Dollar, 33,000 expiring 03/08/99................      20,108            137
                                                                --------         ------
                                                                $136,662         (3,870)
                                                                ========         ------
                                                                                $(1,176)
                                                                                 ======

                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.


(a) (1)   First Amended and Restated Agreement and Declaration of
          Trust(1)
    (2)   Certificate of Amendment(1)
    (3)   Second Certificate of Amendment(8)
    (4)   Second Amended and Restated Certificate of Designation of
          Enterprise Portfolio(6)
    (5)   Second Amended and Restated Certificate of Designation of
          Domestic Income Portfolio(6)
    (6)   Amended and Restated Certificate of Designation of Emerging
          Growth Portfolio(6)
    (7)   Amended and Restated Certificate of Designation of Global
          Equity Portfolio(6)
    (8)   Amended and Restated Certificate of Designation of
          Government Portfolio(6)
    (9)   Amended and Restated Certificate of Designation of Money
          Market Portfolio(6)
    (10)  Second Amended and Restated Certificate of Designation of
          Asset Allocation Portfolio(6)
    (11)  Second Amended and Restated Certificate of Designation of
          Morgan Stanley Real Estate Securities Portfolio(6)
    (12)  Amended and Restated Certificate of Designation of Growth
          and Income Portfolio(6)
    (13)  Certificate of Designation of Strategic Stock Portfolio(6)
    (14)  Certificate of Designation of Comstock Portfolio(7)
(b)       Amended and Restated Bylaws(1)
(c)       Not applicable
(d) (1)   Investment Advisory Agreement for Asset Allocation
          Portfolio, Domestic Income Portfolio, Enterprise Portfolio,
          Government Portfolio and Money Market Portfolio(6)
    (2)   Investment Advisory Agreement for Emerging Growth
          Portfolio(6)
    (3)   Investment Advisory Agreement for Global Equity Portfolio(6)
    (4)   Investment Sub-Advisory Agreement for Global Equity
          Portfolio(6)
    (5)   Investment Advisory Agreement for Morgan Stanley Real Estate
          Securities Portfolio(6)
    (6)   Investment Advisory Agreement for Growth and Income
          Portfolio(6)
    (7)   Investment Advisory Agreement for Strategic Stock
          Portfolio(6)
    (8)   Investment Advisory Agreement for Comstock Portfolio(7)
(e)       Distribution and Service Agreement(6)
(f) (1)   Form of Trustee Deferred Compensation Plan(9)
    (2)   Form of Trustee Retirement Plan(9)
(g) (1)   Custodian Contract(4)
    (2)   Transfer Agency and Service Agreement(7)
(h) (1)   Data Access Services Agreement(3)
    (2)   Fund Accounting Agreement(7)
(i)       Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom
          (Illinois)(7)
(j)       Consent of Independent Accountants+
(k)       Not applicable
(l) (1)   Investment Letter dated April 4, 1986 for the Government
          Portfolio and Common Stock Portfolio and Money Market
          Portfolio+
    (2)   Investment Letter dated July 3, 1995 for the Emerging Growth
          Portfolio, Global Equity Portfolio and Morgan Stanley Real
          Estate Securities Portfolio(2)
(m)       Not applicable
(n)       Financial Data Schedules+
(o)       Not applicable
(p)       Power of Attorney(8)

(z) (1)   List of certain investment companies in response to Item
          27(a)(9)
    (2) List of officers and directors of Van Kampen Funds Inc. in response to Item 27(b)(9)


---------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed December 22, 1995.



(2) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed March 6, 1996.



(3) Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed April 30, 1997.



(4) Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of Van Kampen American Capital Growth and Income Fund, File Number 2-21657, filed March 27, 1998.



(5) Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Van Kampen American Capital Comstock Fund, File Number 2-7778, filed April 27, 1998.



(6) Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed April 30, 1998.



(7) Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed May 18, 1998.



(8) Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed March 1, 1999.



(9) Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of Van Kampen Harbor Fund, File Number 2-12685, filed April 29, 1999.


  +  Filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.



     See the prospectus and statement of additional information.


ITEM 25. INDEMNIFICATION.

     Reference is made to Article 8, Section 8.4 of the Registrant's Amended and Restated Agreement and Declaration of Trust.

     Article 8; Section 8.4 of the Amended and Restated Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person's actions were not in the best interest of the Trust,
(ii) willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (iii) for a criminal proceeding, not having a reasonable cause to believe that such conduct was unlawful (collectively "Disabling Conduct"). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling Conduct in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officer or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     See "Investment Advisory Services" in the Prospectus and "Trustees and Officers" in the Statement of Additional Information for information regarding the business of Van Kampen Asset Management Inc. (the "Adviser"). For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-1669) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) The sole principal underwriter is Van Kampen Fund Inc. (the "Distributor"), which acts as principal underwriter for certain investment companies and unit investment trusts. See Exhibit (z)(1).

     (b) Van Kampen Funds Inc., which is an affiliated person of an affiliated person of Registrant, is the sole principal underwriter for Registrant. The name, principal business address and positions and offices with the Distributor of each of the directors and officers are disclosed in Exhibit (z)(2) incorporated herein by reference. Except as disclosed under the heading, "Trustees and Executive Officers" in Part B of this Registration Statement, none of such persons has any position or office with Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at 1 Parkway Plaza, PO Box 5555 Oakbrook Terrace, Illinois 60181-5555, Van Kampen Investor Services Inc., 7501 Tiffany Springs Parkway, Kansas City, Missouri 64153, or at the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA; (ii) by the Adviser, will be maintained at its offices, located at 1 Parkview Plaza, PO Box 5555 Oakbrook Terrace, Illinois 60181-5555; and (iii) by the Distributor, the principal underwriter, will be maintained at its offices located at 1 Parkview Plaza, PO Box 5555 Oakbrook Terrace, Illinois 60181-5555.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     Not applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VAN KAMPEN LIFE INVESTMENT TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oakbrook Terrace and State of Illinois, on the 30th day of April, 1999.


                                      VAN KAMPEN LIFE INVESTMENT TRUST

                                      By       /s/ DENNIS J. MCDONNELL

                                        ----------------------------------------
                                                  Dennis J. McDonnell,
                                              Vice President and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed on April 30, 1999 by the following persons in the capacities indicated:




Principal Executive Officer:

               /s/ DENNIS J. MCDONNELL                 President
-----------------------------------------------------
                 Dennis J. McDonnell

Principal Financial Officer:

                /s/ JOHN L. SULLIVAN*                  Vice President, Chief
-----------------------------------------------------    Financial Officer, and Treasurer
                  John L. Sullivan

Trustees:

               /s/ J. MILES BRANAGAN*                  Trustee
-----------------------------------------------------
                  J. Miles Branagan

              /s/ RICHARD M. DEMARTINI*                Trustee
-----------------------------------------------------
                Richard M. DeMartini

               /s/ LINDA HUTTON HEAGY*                 Trustee
-----------------------------------------------------
                 Linda Hutton Heagy

                /s/ R. CRAIG KENNEDY*                  Trustee
-----------------------------------------------------
                  R. Craig Kennedy

                 /s/ JACK E. NELSON*                   Trustee
-----------------------------------------------------
                   Jack E. Nelson

                 /s/ DON G. POWELL*                    Trustee
-----------------------------------------------------
                    Don G. Powell

               /s/ PHILLIP B. ROONEY*                  Trustee
-----------------------------------------------------
                  Phillip B. Rooney

             /s/ FERNANDO SISTO, SC.D.*                Trustee
-----------------------------------------------------
                Fernando Sisto, Sc.D.

                /s/ WAYNE W. WHALEN*                   Trustee and Chairman
-----------------------------------------------------
                   Wayne W. Whalen

                /s/ PAUL G. YOVOVICH*                  Trustee
-----------------------------------------------------
                  Paul G. Yovovich

    * Signed by Dennis J. McDonnell pursuant to a
                 power of attorney.

               /s/ DENNIS J. MCDONNELL
-----------------------------------------------------
                 Dennis J. McDonnell
                  Attorney-in-Fact
                                                                                           April 30, 1999

                            SCHEDULE OF EXHIBITS TO

                   POST-EFFECTIVE AMENDMENT NO. 27 FORM N-1A

                              AS SUBMITTED TO THE
                       SECURITIES AND EXCHANGE COMMISSION

                               ON APRIL 30, 1999



EXHIBIT
 NUMBER                             EXHIBIT
-------                             -------
(j)       Consent of Independent Accountants
(l) (1)   Investment Letter dated April 4, 1986 for the Government
          Portfolio, Common Stock Portfolio and Money Market Portfolio
(n)       Financial Data Schedules